UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Bond Fund

Virtus CA Tax-Exempt Bond Fund

Virtus Essential Resources Fund

Virtus High Yield Fund

Virtus Low Volatility Equity Fund

Virtus Multi-Sector Intermediate Bond Fund

Virtus Senior Floating Rate Fund

Virtus Wealth Masters Fund

March 31, 2016 TRUST NAME: VIRTUS OPPORTUNITIES TRUST Statement of Additional Information (“SAI”) supplement applicable to the Funds appears at the back of this semiannual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six months ended March 31, 2016.

During the period, global equity markets were challenged by falling oil prices, China’s slowdown, and anticipation of the first rate hike by the Federal Reserve (the “Fed”) in nine years, which was finally realized in December. For the six months ended March 31, 2016, major U.S. equity markets had strong gains, with the large-cap S&P 500® Index and Dow Jones Industrial AverageSM returning 8.49% and 10.07%, respectively, while the technology-heavy NASDAQ Composite Index® was up 6.07%. International equities also produced positive returns, particularly emerging markets, which gained 6.41% over the six months, as measured by the MSCI Emerging Markets Index (net dividends).

U.S. Treasuries were unsettled for much of the period, though demand for this “safe haven” asset eased in late March following the Fed’s decision to delay further rate hikes in the near term. The yield on the bellwether 10-year U.S. Treasury was 1.78% on March 31, 2016 compared with 2.06% on September 30, 2015. For the six months ended March 31, 2016, the broader U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 2.44%, while non-investment grade bonds rose 1.22%, as measured by the Barclays U.S. Corporate High Yield Bond Index.

The strength of the global economy is likely to remain a concern for the markets in the months ahead, and investors will watch with great interest the actions of the Fed and other central banks. The U.S. economy’s continued growth, as evidenced by stronger jobs, housing, and consumer spending data, should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2016

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of October 1, 2015 to March 31, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Bond Fund
Actual
Class A	$1,000.00	$1,014.40	0.84%	$4.23
Class B	1,000.00	1,011.00	1.59	7.99
Class C	1,000.00	1,011.00	1.59	7.99
Class I	1,000.00	1,015.40	0.59	2.97
Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.80	0.84	4.24
Class B	1,000.00	1,017.05	1.59	8.02
Class C	1,000.00	1,017.05	1.59	8.02
Class I	1,000.00	1,022.05	0.59	2.98
CA Tax Exempt Bond Fund
Actual
Class A	$1,000.00	$1,030.90	0.85%	$4.33
Class I	1,000.00	1,031.40	0.60	3.06
Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.81	0.85	4.31
Class I	1,000.00	1,022.06	0.60	3.04
Essential Resources Fund
Actual
Class A	$1,000.00	$1,073.00	1.65%	$8.57
Class C	1,000.00	1,068.20	2.40	12.44
Class I	1,000.00	1,073.80	1.40	7.28
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.75	1.65	8.32
Class C	1,000.00	1,013.00	2.40	12.08
Class I	1,000.00	1,018.00	1.40	7.06
High Yield Fund
Actual
Class A	$1,000.00	$1,011.10	1.14%	$5.73
Class B	1,000.00	1,005.10	1.89	9.47
Class C	1,000.00	1,005.00	1.89	9.47
Class I	1,000.00	1,012.40	0.89	4.48
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.30	1.14	5.76
Class B	1,000.00	1,015.55	1.89	9.52
Class C	1,000.00	1,015.55	1.89	9.52
Class I	1,000.00	1,020.55	0.89	4.50
Low Volatility Equity Fund
Actual
Class A	$1,000.00	$984.70	1.55%	$7.69
Class C	1,000.00	980.20	2.30	11.39
Class I	1,000.00	984.70	1.30	6.45
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.25	1.55	7.82
Class C	1,000.00	1,013.50	2.30	11.58
Class I	1,000.00	1,018.50	1.30	6.56

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2015 to March 31, 2016

Expense Table
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Multi-Sector Intermediate Bond Fund
Actual
Class A	$1,000.00	$1,014.40	1.13%	$5.69
Class B	1,000.00	1,010.70	1.87	9.40
Class C	1,000.00	1,010.50	1.88	9.45
Class I	1,000.00	1,015.70	0.87	4.38
Class R6	1,000.00	1,015.00	0.80	4.03
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.35	1.13	5.70
Class B	1,000.00	1,015.65	1.87	9.42
Class C	1,000.00	1,015.60	1.88	9.47
Class I	1,000.00	1,020.65	0.87	4.39
Class R6	1,000.00	1,021.00	0.80	4.04
Senior Floating Rate Fund
Actual
Class A	$1,000.00	$999.40	1.20%	$6.00
Class C	1,000.00	995.70	1.95	9.73
Class I	1,000.00	1,000.70	0.95	4.75
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.00	1.20	6.06
Class C	1,000.00	1,015.25	1.95	9.82
Class I	1,000.00	1,020.25	0.95	4.80
Wealth Masters Fund
Actual
Class A	$1,000.00	$1,031.20	1.45%	$7.36
Class C	1,000.00	1,027.20	2.20	11.15
Class I	1,000.00	1,032.90	1.20	6.10
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.75	1.45	7.31
Class C	1,000.00	1,014.00	2.20	11.08
Class I	1,000.00	1,019.00	1.20	6.06
*	Expenses are equal to the relevant Funds’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS

MARCH 31, 2015 (Unaudited)

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETF)

A Fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

iShares®

Represents shares of an open-end exchange-traded fund.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS (Continued)

MARCH 31, 2015 (Unaudited)

When-issued and Forward Commitments (Delayed Delivery)

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

MARCH 31, 2016 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector.

Bond Fund

Corporate Bonds and Notes		47%
Financials	20%
Consumer Discretionary	6
Health Care	3
All other Corporate Bonds and Notes	18
Mortgage-Backed Securities		25
U.S. Government Securities		14
Asset-Backed Securities		5
Other		9

Total		100%

CA Tax-Exempt Bond Fund

Tax-Exempt Municipal Bonds		100%
General Obligation	15%
Pre-Refunded	14
Water & Sewer Revenue	12
Lease Revenue	11
Development Revenue	11
Medical Revenue	9
General Revenue	7
Other	21

Total		100%

Essential Resources Fund

Industrials	32%
Consumer Staples	15
Utilities	13
Materials	13
Information Technology	11
Energy	5
Financials	5
Other	6

Total	100%

High Yield Fund

Corporate Bonds and Notes		85%
Consumer Discretionary	23%
Health Care	15
Energy	12
Telecommunication Services	8
Financials	8
Industrials	7
All other Corporate Bonds and Notes	12
Loan Agreements		8
Other		7

Total		100%

Low Volatility Equity Fund

Exchange Traded Funds	102%
Other	(2)

Total	100%

Multi-Sector Intermediate Bond Fund

Corporate Bonds and Notes		54%
Financials	14%
Energy	11
Consumer Discretionary	8
Industrials	5
All other Corporate Bonds and Notes	16
Mortgage-Backed Securities		19
Loan Agreements		8
Foreign Government Securities		7
Other		12

Total		100%

Senior Floating Rate Fund

Loan Agreements		94%
Consumer Discretionary	27%
Health Care	17
Industrials	12
Information Technology	9
Materials	8
Financials	6
Consumer Staples	5
All other loan agreements	10
Corporate Bonds and Notes		4
Other		2

Total		100%

Wealth Masters Fund

Consumer Discretionary	33%
Financials	21
Information Technology	11
Industrials	11
Energy	7
Materials	5
Consumer Staples	5
Other (includes securities lending collateral)	7

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—13.4%
U.S. Treasury Note
0.500%, 9/30/16	$1,750		$1,751
1.375%, 4/30/20	1,490		1,506
2.000%, 2/15/25	7,155		7,311
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $10,464)			10,568

MUNICIPAL BONDS—0.4%

Georgia—0.4%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255		269

Michigan—0.0%
City of Flat Rock Finance Authority, Series A, Taxable 6.750%, 10/1/16	20		20
TOTAL MUNICIPAL BONDS (Identified Cost $275)			289

FOREIGN GOVERNMENT SECURITIES—0.8%
Mongolia 144A 5.125%, 12/5/22(3)	200		156
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200		181
Republic of El Salvador 144A 6.375%, 1/18/27(3)	155		135
Republic of Poland 3.250%, 4/6/26	130		130
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $662)			602

MORTGAGE-BACKED SECURITIES—24.9%

Agency—9.9%
FHLMC
7.000%, 4/1/16	—	(11)	—	(11)
5.000%, 12/1/35	33		37
4.000%, 2/1/45	523		558
3.500%, 3/1/45	372		391
3.000%, 5/1/45	144		148
FNMA
6.500%, 6/1/16	1		1
6.000%, 7/1/17	4		4
5.500%, 9/1/17	7		7
5.000%, 4/1/20	60		62
5.000%, 8/1/21	25		26
6.000%, 5/1/29	31		36
6.500%, 5/1/30	1		1
7.000%, 7/1/31	14		15
5.500%, 4/1/36	47		53
5.500%, 9/1/36	185		209
6.000%, 9/1/37	22		26
6.000%, 8/1/38	14		16
6.000%, 8/1/38	228		260
5.000%, 6/1/39	618		693
5.000%, 9/1/39	169		190
5.500%, 9/1/39	346		390
4.500%, 9/1/40	266		294
3.500%, 12/1/42	304		320
3.000%, 3/1/43	513		526

	PAR VALUE	VALUE
Agency—continued
3.000%, 5/1/43	$350	$360
3.000%, 5/1/43	154	158
4.000%, 9/1/44	150	160
3.000%, 8/1/45	597	613
3.500%, 8/1/45	689	723
3.500%, 8/1/45	735	772
3.000%, 2/1/46	718	737
GNMA 6.500%, 9/15/28	29	34

		7,820

Non-Agency—15.0%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(3)	260	259
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)	135	134
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	195	194
15-SFR1, A 144A 3.467%, 4/17/45(3)	221	225
15-SFR2, C 144A 4.691%, 10/17/45(3)	125	122
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.839%, 6/25/33(2)	130	122
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	205	212
B2R Mortgage Trust 15-1, A1 144A 2.524%, 5/15/48(3)	107	104
Banc of America Funding Trust
04-B, 2A1 2.884%, 11/20/34(2)	87	85
05-1, 1A1 5.500%, 2/25/35	100	100
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	91	92
Bank of America (Merrill Lynch – Countrywide) Asset-Backed Certificates 05-1, AF5A 5.136%, 7/25/35(2)	300	296
Bank of America (Merrill Lynch – Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.637%, 5/25/34(2)	292	288
Bank of America (Merrill Lynch – Countrywide) Mortgage Trust 06-C1, AM 5.761%, 5/12/39(2)	100	100
Chase Mortgage Finanace Corp. 16-1, M2 144A 3.750%, 4/25/45(3)	160	159
Citigroup Commercial Mortgage Trust 07-C6, A4 5.705%, 12/10/49(2)	350	361

	PAR VALUE	VALUE
Non-Agency—continued
Credit Suisse Mortgage Trust 06-08 3A1 6.000%, 10/25/21	$141	$135
Credit Suisse Mortgage Trust 15-1 A9 144A 3.500%, 5/25/45(2)(3)	259	263
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.470%, 8/10/44(2)(3)	180	184
Finnish Real Estate Management Federation Mortgage Trust 15-K 720 144A 3.389%, 7/25/22(2)(3)	110	99
Freddie Mac Structured Agency Credit Risk Debt Notes 15-DNA3, M2 3.286%, 4/25/28(2)	250	252
Goldman Sachs Mortgage Securities Trust 07-GG10, A4 5.794%, 8/10/45(2)	638	657
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	71	71
GSR Mortgage Loan Trust 2006-1F 6.000%, 2/25/36	196	173
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	75	75
JP Morgan Chase Commercial Mortgage Securities Trust 11-C4 144A 4.388%, 7/15/46(3)	325	355
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
06-PWR13, AM 5.582%, 9/11/41(2)	385	389
07-PW15, AM 5.363%, 2/11/44	140	141
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	188	192
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	121	127
06-LDP9, A3 5.336%, 5/15/47	120	122
JPMorgan Chase Mortgage Trust
04-A4, 2A1 2.627%, 9/25/34(2)	221	222
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	137	140
MASTR Adjustable Rate Mortgages Trust 05-1 2.989%, 2/25/35(2)	149	135
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	136	138

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Morgan Stanley – Bank of America (Merrill Lynch) Trust
15-C22, AS 3.561%, 5/15/46	$310	$318
15-C26,C 4.412%, 10/15/48(2)	195	189
Morgan Stanley Capital I Trust
07-T27, A4 5.645%, 6/11/42(2)	551	573
08-T29, A4 6.268%, 1/11/43(2)	546	579
07-IQ14, AM 5.667%, 4/15/49(2)	190	189
07-IQ14, A4 5.692%, 4/15/49(2)	300	307
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	210	210
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	201	207
15-2A, A1 3.750%, 8/16/55(2)	228	235
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	195	201
Novastar Home Equity Loan 04-4, M5 2.158%, 3/25/35(2)	185	178
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	159	159
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(2)(3)	131	135
Towd Point Mortgage Trust 16-1, A1B, 144A 2.750%, 2/25/55(2)(3)	235	235
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	137	136
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	179	177
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	300	289
Wells Fargo – Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.634%, 11/15/44(2)(3)	205	220
WinWater Mortgage Loan Trust
14-1, A1 144A 3.947%, 6/20/44(2)(3)	98	102
14-3, A4 144A 3.500%, 11/20/44(2)(3)	284	289
16-1A5, 144A 3.500%, 1/20/46(2)(3)	178	183

		11,834
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $19,349)		19,654

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—4.8%
AmeriCredit Automobile Receivables Trust 14-1, D 2.540%, 6/8/20	$235	$233
Avis Budget Rental Car Funding LLC
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	375	374
(AESOP) 16-1A, A 144A 2.990%, 6/20/22(3)	200	200
CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(3)	215	214
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	235	236
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	261	258
Drive Auto Receivables Trust 15-DA, C 144A 3.380%, 11/15/21(3)	260	259
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(3)	186	184
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(3)	235	235
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	145	146
Orange Lake Timeshare Trust 12-AA, A 144A 3.450%, 3/10/27(3)	53	53
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	461	465
13-1, D 2.270%, 1/15/19	215	215
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(3)	104	104
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(3)	48	48
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(3)	132	130
TAL Advantage V LLC 14-3A, A 144A 3.270%, 11/21/39(3)	165	154
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	259	264
TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,795)		3,772

CORPORATE BONDS AND NOTES—46.0%

Consumer Discretionary—6.2%
Aramark Services, Inc. 144A 5.125%, 1/15/24(3)	75	79
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	135	143

	PAR VALUE	VALUE
Consumer Discretionary—continued
Boyd Gaming Corp.
9.000%, 7/1/20	$100	$106
6.875%, 5/15/23	75	80
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(4)	100	86
CCO Holding Safari LLC 144A 5.750%, 2/15/26(3)	120	125
CCO Holdings LLC 144A 5.125%, 5/1/23(3)	80	82
CCO Safari II LLC 144A 4.908%, 7/23/25(3)	80	84
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	45	42
144A 5.125%, 12/15/21(3)	110	103
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	45	47
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	175	162
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	200	214
Delphi Automotive plc 3.150%, 11/19/20	145	148
Grupo Televisa SAB 4.625%, 1/30/26	200	211
Jarden Corp. 144A 5.000%, 11/15/23(3)	25	26
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	165	174
M/I Homes, Inc. 6.750%, 1/15/21	95	94
MDC Holdings, Inc. 5.500%, 1/15/24	180	173
Meritor, Inc. 6.750%, 6/15/21	125	117
MGM Resorts International 6.000%, 3/15/23	85	88
MPG Holdco I, Inc. 7.375%, 10/15/22	145	144
New York University 4.142%, 7/1/48	70	69
Newell Rubbermaid, Inc.
4.200%, 4/1/26	25	26
5.500%, 4/1/46	60	65
Numericable Group S.A. 144A 6.000%, 5/15/22(3)	200	196
Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	20	21
Penn National Gaming, Inc. 5.875%, 11/1/21	110	110
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	175	186
Priceline Group, Inc. (The) 3.650%, 3/15/25	195	200
QVC, Inc. 4.375%, 3/15/23	265	259
Scientific Games International, Inc. 6.625%, 5/15/21	95	58

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Signet UK Finance plc 4.700%, 6/15/24	$210	$208
Station Casinos LLC 7.500%, 3/1/21	230	244
TI Group Auto Systems LLC 144A 8.750%, 7/15/23(3)	80	77
Toll Brothers Finance Corp.
4.000%, 12/31/18	15	16
6.750%, 11/1/19	220	246
TRI Pointe Group, Inc. 5.875%, 6/15/24	155	155
Wyndham Worldwide Corp. 5.625%, 3/1/21	235	257

		4,921

Consumer Staples—1.4%
Anheuser-Busch Inbev Finance, Inc.
3.300%, 2/1/23	90	94
3.650%, 2/1/26	185	195
Constellation Brands, Inc. 4.750%, 12/1/25	35	36
Flowers Foods, Inc. 4.375%, 4/1/22	275	295
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	40	43
Safeway, Inc. 7.250%, 2/1/31	115	106
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	155	144
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	143	150

		1,063

Energy—3.4%
Anadarko Petroleum Corp.
4.850%, 3/15/21	40	41
5.550%, 3/15/26	60	61
6.600%, 3/15/46	85	87
Antero Resources Corp. 5.625%, 6/1/23	80	74
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	45	38
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	180	159
Cimarex Energy Co. 4.375%, 6/1/24	120	118
Concho Resources, Inc. 5.500%, 4/1/23	80	79
ConocoPhillips Co.
4.950%, 3/15/26	145	151
5.950%, 3/15/46	50	54
Continental Resources, Inc.
5.000%, 9/15/22	110	95
4.500%, 4/15/23	70	59
Enbridge Energy Partners LP 4.375%, 10/15/20	30	29
Exxon Mobil Corp.
2.726%, 3/1/23	50	51
3.043%, 3/1/26	100	102

	PAR VALUE	VALUE
Energy—continued
FTS International, Inc. 6.250%, 5/1/22	$60	$7
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	115	116
Hess Corp. 5.600%, 2/15/41	160	143
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	245	254
MPLX LP 144A 4.875%, 12/1/24(3)	255	235
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	155	95
Occidental Petroleum Corp. 3.400%, 4/15/26	20	20
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	140	138
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	215	216
Weatherford International Ltd. 4.500%, 4/15/22	310	250

		2,672

Financials—19.7%
Air Lease Corp. 2.625%, 9/4/18	70	70
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	310	315
Ally Financial, Inc. 3.250%, 11/5/18	95	93
American Campus Communities LP 3.350%, 10/1/20	25	26
American Tower Corp.
3.300%, 2/15/21	160	163
4.400%, 2/15/26	45	48
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	190	193
Ares Capital Corp.
4.875%, 11/30/18	26	27
3.875%, 1/15/20	71	73
Ares Finance Co., LLC Finance Co., LLC 144A 4.000%, 10/8/24(3)	270	260
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	175	187
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	275	279
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	160	158
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	300	309
Banco Nacional de Comercio 144A 4.375%, 10/14/25(3)	200	201

	PAR VALUE	VALUE
Financials—continued
Banco Santander Chile 144A 3.875%, 9/20/22(3)	$215	$223
Bancolombia S.A. 5.125%, 9/11/22	260	263
Bank of America Corp.
2.000%, 1/11/18	150	151
5.625%, 7/1/20	235	264
4.450%, 3/3/26	340	351
Bank of India 144A 3.250%, 4/18/18(3)	265	270
Barclays Bank plc 144A 6.050%, 12/4/17(3)	250	265
Berkshire Hathaway, Inc.
2.750%, 3/15/23	20	20
3.125%, 3/15/26	45	46
Brixmor Operating Partnership LP 3.875%, 8/15/22	55	54
Capital One Financial Corp. 4.200%, 10/29/25	180	182
Citigroup, Inc. 4.600%, 3/9/26	230	236
Citizens Financial Group, Inc. 144A 5.500%(2)(3)(5)	160	152
Compass Bank 3.875%, 4/10/25	250	235
Corporate Office Properties LP 3.600%, 5/15/23	265	249
Corrections Corp. of America 5.000%, 10/15/22	165	173
Developers Diversified Realty Corp.
7.875%, 9/1/20	155	186
3.500%, 1/15/21	130	132
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	290	258
Digital Realty Trust LP 5.250%, 3/15/21	165	181
Discover Financial Services, Inc. 3.950%, 11/6/24	190	188
Education Realty Operating Partnership LP 4.600%, 12/1/24	205	202
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	155	152
Ford Motor Credit Co. LLC 5.750%, 2/1/21	235	266
FS Investment Corp.
4.250%, 1/15/20	165	165
4.750%, 5/15/22	40	40
General Motors Financial Co., Inc.
4.750%, 8/15/17	55	57
4.200%, 3/1/21	90	93
3.450%, 4/10/22	30	29
Genworth Holdings, Inc. 4.900%, 8/15/23	205	153
GLP Capital LP (GLP Financing II, Inc.) 4.875%, 11/1/20	80	84

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	$500	$577
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	125	121
4.000%, 6/1/25	200	200
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(5)(6)	310	320
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	15	14
5.875%, 2/1/22	65	62
ING Groep NV 6.000%(2)(5)(6)	200	188
iStar Financial, Inc. 5.000%, 7/1/19	90	87
Jefferies Group LLC 6.875%, 4/15/21	85	96
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	215	191
Kilroy Realty LP 4.375%, 10/1/25	190	199
Kimco Realty Corp. 3.400%, 11/1/22	185	189
Leucadia National Corp. 5.500%, 10/18/23	150	141
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	245	253
Lincoln National Corp. 4.200%, 3/15/22	250	263
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	15	17
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	210	237
Manulife Financial Corp. 4.150%, 3/4/26	215	220
McGraw Hill Financial, Inc. 4.000%, 6/15/25	195	203
Morgan Stanley
5.550%, 4/27/17	330	344
4.100%, 5/22/23	155	160
6.375%, 7/24/42	435	570
MPT Operating Partnership LP
6.375%, 3/1/24	20	21
5.500%, 5/1/24	90	90
National Retail Properties, Inc. 4.000%, 11/15/25	60	62
Nordea Bank AB 144A 4.250%, 9/21/22(3)	265	278
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	255	263
Prudential Financial, Inc.
5.875%, 9/15/42(2)	190	199
5.625%, 6/15/43(2)(6)	160	163
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	148
Select Income REIT 4.500%, 2/1/25	190	181

	PAR VALUE	VALUE
Financials—continued
Societe Generale S.A. 144A 4.750%, 11/24/25(3)	$200	$198
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	160	161
Trinity Acquisition plc
3.500%, 9/15/21	15	15
4.400%, 3/15/26	80	81
UBS AG 7.625%, 8/17/22	500	573
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	250	250
Voya Financial, Inc. 5.650%, 5/15/53(2)	280	262
WP Carey, Inc. 4.600%, 4/1/24	160	163
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	105	68

		15,550

Health Care—3.4%
AbbVie, Inc. 3.600%, 5/14/25	65	68
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	65	66
5.625%, 2/15/23	10	10
Alere, Inc. 144A 6.375%, 7/1/23(3)	60	63
Capsugel S.A. PIK Interest Capitalization 144A, 7.000%, 5/15/19(2)(3)(8)	35	35
Cardinal Health, Inc.
3.200%, 3/15/23	130	133
3.750%, 9/15/25	165	174
Centene Escrow Corp. 144A 5.625%, 2/15/21(3)	70	73
Community Health Systems, Inc. 5.125%, 8/1/21	45	46
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	10	9
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	120	91
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	90	89
Endo Finance LLC 144A 6.000%, 7/15/23(3)	110	104
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(3)	160	177
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	35	36
HCA, Inc.
6.500%, 2/15/20	160	176
5.375%, 2/1/25	80	81
5.250%, 6/15/26	20	21
IASIS Healthcare LLC 8.375%, 5/15/19	80	79
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(3)	95	98

	PAR VALUE	VALUE
Health Care—continued
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(2)(3)(8)	$85	$83
Kinetic Concepts, Inc. 144A 7.875%, 2/15/21(3)	15	16
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(3)	165	151
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	90	94
Mylan NV 144A 3.000%, 12/15/18(3)	55	56
Owens & Minor, Inc. 3.875%, 9/15/21	35	35
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	75	77
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	120	120
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	160	162
Team Health, Inc. 144A 7.250%, 12/15/23(3)	5	5
Tenet Healthcare Corp.
144A 4.134%, 6/15/20(2)(3)	75	75
4.500%, 4/1/21	85	86
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	25	21
144A 5.500%, 3/1/23(3)	50	39
Zoetis, Inc. 3.450%, 11/13/20	45	46

		2,695

Industrials—2.9%
ADT Corp. (The) 6.250%, 10/15/21	260	263
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	150	104
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	85	83
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	110	96
Carpenter Technology Corp. 4.450%, 3/1/23	250	234
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	305	322
00-1, A1 8.048%, 11/1/20	294	323
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	270	286
HD Supply, Inc. 144A 5.750%, 4/15/24(3)	55	57
Masco Corp.
5.950%, 3/15/22	110	121
4.450%, 4/1/25	55	57

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(3)	$75	$74
Standard Industries, Inc. 144A 5.125%, 2/15/21(3)	5	5
TransDigm, Inc.
6.000%, 7/15/22	115	115
6.500%, 5/15/25	45	44
United Rentals North America, Inc. 5.500%, 7/15/25	75	74

		2,258

Information Technology—2.3%
Apple, Inc.
2.850%, 2/23/23	55	57
3.250%, 2/23/26	155	162
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	270	271
Electronic Arts, Inc. 3.700%, 3/1/21	30	31
Fidelity National Information Services, Inc. 3.625%, 10/15/20	65	67
First Data Corp. 144A 5.000%, 1/15/24(3)	230	231
Flextronics International Ltd. 4.750%, 6/15/25	200	196
Hewlett Packard Enterprise Co.
144A 4.400%, 10/15/22(3)	120	125
144A 4.900%, 10/15/25(3)	120	124
Juniper Networks, Inc. 3.125%, 2/26/19	120	122
KLA-Tencor Corp. 4.650%, 11/1/24	190	192
Verisk Analytics, Inc. 4.000%, 6/15/25	190	192
Western Digital Corp. 144A 7.375%, 4/1/23(3)	25	26

		1,796

Materials—2.3%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	310	323
Berry Plastics Corp. 5.125%, 7/15/23	145	147
Cemex SAB de C.V. 144A 7.250%, 1/15/21(3)	265	276
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	95	87
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	150	146
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	375	378
Methanex Corp. 4.250%, 12/1/24	190	159
NewMarket Corp. 4.100%, 12/15/22	288	294

		1,810

	PAR VALUE	VALUE
Telecommunication Services—2.1%
AT&T, Inc. 3.875%, 8/15/21	$425	$452
CenturyLink, Inc. Series Y 7.500%, 4/1/24	140	141
Crown Castle International Corp. 4.450%, 2/15/26	25	26
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	215	212
Frontier Communications Corp.
6.250%, 9/15/21	100	93
144A 10.500%, 9/15/22(3)	25	26
Level 3 Financing, Inc.
144A 5.375%, 1/15/24(3)	25	25
144A 5.250%, 3/15/26(3)	145	146
T-Mobile USA, Inc. 6.500%, 1/15/26	135	141
Telefonica Emisiones SAU 4.570%, 4/27/23	225	246
Windstream Corp. 7.750%, 10/15/20	200	173

		1,681

Utilities—2.3%
AmeriGas Partners LP 7.000%, 5/20/22	140	144
Calpine Corp. 5.375%, 1/15/23	121	118
Dynegy, Inc. 7.375%, 11/1/22	215	200
Electricite de France S.A. 144A 5.250%(2)(3)(5)(6)	280	256
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	210	219
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	250	266
NRG Yield Operating LLC 5.375%, 8/15/24	60	56
Southern Power Co. 4.150%, 12/1/25	230	237
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200	219
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	145	118

		1,833
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $36,278)		36,279

LOAN AGREEMENTS(2)—3.6%

Consumer Discretionary—0.7%
Caesars Entertainment Operating Co., Inc. Tranche B-7, 11.750%, 3/1/17(4)	50	46
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	60	49

	PAR VALUE	VALUE
Consumer Discretionary—continued
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	$40	$38
El Dorado Resorts, Inc. 4.250%, 7/25/22	35	35
Laureate Education, Inc. 2018 Extended 5.000%, 6/15/18	79	69
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	21	21
Staples, Inc. First Lien 4.750%, 2/2/22	235	235
U.S. Farathane Corp. 6.750%, 12/23/21	75	75

		568

Consumer Staples—0.3%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	112	112
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	150	145

		257

Energy—0.2%
Chelsea Petroleum I LLC 5.250%, 10/28/22	93	88
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	94	48

		136

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	71	71

Health Care—1.1%
Amneal Pharmaceuticals LLC Tranche B, 5.250%, 11/1/19	56	56
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	80	80
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	66	64
Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	68	68
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	110	110
MI Opco Holdings, Inc. 5.750%, 10/27/22	108	108
MMM Holdings, Inc. 9.750%, 12/12/17(9)	50	30
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(9)	36	22
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	64	63
Onex TSG Holdings II Corp. First Lien, 5.000%, 7/29/22	80	79

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
RCHP Tranche B-2, 6.000%, 4/23/19	$74	$74
Surgery Center Holdings, Inc. First Lien, 6.875%, 11/3/20	100	99

		853

Industrials—0.2%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	78	75
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	120	112

		187

Information Technology—0.5%
First Data Corp. Tranche B 4.182%, 7/8/22	145	144
NXP BV (NXP Funding LLC) Tranche B 3.750%, 12/7/20	139	139
On Semiconductor 0.000%, 3/31/23(10)	50	50
SS&C Technologies Holdings Europe S.a.r.l.
Tranche B-2, 4.017%, 7/8/22	7	7
Tranche B-1, 4.021%, 7/8/22	46	46

		386

Materials—0.1%
Huntsman International LLC 0.000%, 3/31/23(10)	44	44
INEOS U.S. Finance LLC 4.250%, 3/31/22	9	9
Polyone Corp. second Lien 3.750%, 11/11/22	48	48

		101

Telecommunication Services—0.1%
T-Mobile USA, Inc. Senior Lien 3.500%, 11/9/22	86	86

Utilities—0.3%
Atlantic Power LP 4.750%, 2/24/21	28	28
NRG Energy, Inc. 2.750%, 7/1/18	198	197

		225
TOTAL LOAN AGREEMENTS (Identified Cost $2,989)		2,870

	SHARES		VALUE
PREFERRED STOCKS—3.5%

Energy—0.2%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(12)	$195

Financials—2.4%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	150	(12)	150
Citigroup, Inc. Series J, 7.125%(2)	8,000		219
Citigroup, Inc. Series N, 5.800%(2)	155	(12)	148
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	115	(12)	112
JPMorgan Chase & Co. Series V, 5.000%(2)	315	(12)	301
JPMorgan Chase & Co. Series Z, 5.300%(2)	45	(12)	45
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	215	(12)	203
SunTrust Bank, Inc. 5.625%(2)	45	(12)	45
Wells Fargo & Co. Series K, 7.980%(2)	230	(12)	238
XLIT Ltd. Series E, 6.50%(2)	240	(12)	166
Zions Bancorp. 6.950%(2)	8,800		257

			1,884

Industrials—0.9%
General Electric Co. 5.000%(2)	686	(12)	707
TOTAL PREFERRED STOCKS (Identified Cost $2,812)			2,786

AFFILIATED MUTUAL FUND—1.4%
Virtus Credit Opportunities Fund Class R6(14)	117,904		1,127
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,179)			1,127
TOTAL LONG TERM INVESTMENTS—98.8%
(Identified Cost $77,803)			77,947	(13)
TOTAL INVESTMENTS—98.8%
(Identified Cost $77,803)			77,947	(1)
Other assets and liabilities, net—1.2%			917

NET ASSETS—100.0%			$78,864

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $20,368 or 25.8% of net assets.
(4)	Security in default.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	100% of the income received was in cash.
(9)	Illiquid security.
(10)	This loan will settle after March 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(11)	Amounts are less than $500 (not reported in 000s).
(12)	Value shown as par value.
(13)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(14)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
United States	87%
Canada	1
Chile	1
France	1
Mexico	1
Switzerland	1
United Kingdom	1
Other	7
Total	100%
† % of total investments as of March 31, 2016

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,772	$—	$3,772	$—
Corporate Bonds And Notes	36,279	—	36,279	—
Foreign Government Securities	602	—	602	—
Loan Agreements	2,870	—	2,633	237
Mortgage-Backed Securities	19,654	—	19,654	—
Municipal Bonds	289	—	289	—
U.S. Government Securities	10,568	—	10,568	—
Equity Securities:
Affiliated Mutual Fund	1,127	1,127	—	—
Preferred Stocks	2,786	476	2,310	—

Total Investments	$77,947	$1,603	$76,107	$237

Securities held by the Fund with an end of period value of $257 were transferred from Level 2 to Level 1 since an exchange price was available.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Loan Agreements
Investments in Securities
Balance as of September 30, 2015:	$—
Accrued discount/(premium)	—	(c)
Realized gain (loss)	—	(c)
Change in unrealized appreciation (depreciation)(d)	2
Purchases	110
Sales(b)	(3)
Transfers into Level 3(a)	128	(e)
Transfers from Level 3(a)	—

Balance as of March 31, 2016	$237	(f)

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	Included in the related net change in unrealized appreciation/(depreciation) in the Statements of Operations. The change in unrealized appreciation/(depreciation) on investments still held as of March 31, 2016, was $(27).
(e)	The transfers into Level 3 are due to a decrease in trading activities at period end.
(f)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

None of the securities in this table are internally fair valued.

See Notes to Financial Statements

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—97.0%

Development Revenue—11.0%
Garden Grove Agency for Community Development Successor Agency, Garden Grove Community Project, (BAM Insured) 5.000%, 10/1/29	$350	$427
Lafayette Redevelopment Agency Successor Agency, Lafayette Redevelopment Project, (AGM Insured) 5.000%, 8/1/38	250	288
Los Angeles County Redevelopment Refunding Authority, Long Beach Project, 5.000%, 8/1/34	215	254
Menlo Park Community Development Agency Successor Agency, Las Pulgas Community Development Project, (AGM Insured) 5.000%, 10/1/29	100	122
Milpitas Redevelopment Agency Successor Agency Redevelopment Project Area #1, 5.000%, 9/1/30	250	302
Sacramento Redevelopment Agency Successor Agency
(BAM Insured) 5.000%, 12/1/33	75	89
(BAM Insured) 5.000%, 12/1/34	75	88
San Diego Redevelopment Agency, Center City Redevelopment Project, (AMBAC Insured) 4.750%, 9/1/30	500	508
San Marcos Redevelopment Agency Successor Agency, 5.000%, 10/1/33	250	298
San Mateo Redevelopment Agency Successor Agency, 5.000%, 8/1/30	250	297
Santa Clara Redevelopment Agency, Bayshore North Project, (NATL Insured) 5.000%, 6/1/22	500	503
Union City Redevelopment Agency Successor Agency, Union City Redevelopment Project, 5.000%, 10/1/36	200	233

		3,409

General Obligation—14.1%
Cajon Valley Union School District, Union School District, 5.000%, 8/1/31	250	299
California, State of
5.500%, 3/1/26	250	272
(AMBAC Insured) 5.000%, 2/1/27	290	374
5.000%, 9/1/32	300	350
5.000%, 12/1/37	275	292
6.000%, 4/1/38	250	286
Grossmont Health Care District 5.000%, 7/15/25	350	444

	PAR VALUE	VALUE
General Obligation—continued
Los Alamitos Unified School District, School Facilities Improvement District #1, 2008 Election 5.250%, 8/1/39	$250	$291
Oakland Unified School District Alameda County,
(AGM Insured) 5.000%, 8/1/24	200	247
5.000%, 8/1/33	300	348
Riverside Unified School District, (AGC Insured) 5.000%, 8/1/32	275	291
Ross Valley School District, 5.000%, 8/1/37	350	403
San Diego Community College District, 5.000%, 8/1/43	150	171
San Diego Unified School District, (AGM Insured) 5.500%, 7/1/25	225	298

		4,366

General Revenue—7.2%
California Infrastructure & Economic Development Bank, 5.000%, 10/1/23	200	250
California State Municipal Finance Authority, Bowles Hall Foundation 4.000%, 6/1/22	100	107
Golden State Tobacco Securitization Corp.,
5.000%, 6/1/29	350	414
5.125%, 6/1/47	950	874
Midpeninsula Regional Open Space District, 5.000%, 9/1/23	120	150
South Bay Regional Public Communications Authority, Hawthorne Projects, (ACA Insured) 4.750%, 1/1/31	435	438

		2,233

Higher Education Revenue—4.1%
California Educational Facilities Authority, Pomona College, 5.000%, 7/1/45	500	501
California State University 5.000%, 11/1/41	300	358
University of California,
5.000%, 5/15/23	100	125
5.000%, 5/15/23	225	280

		1,264

Lease Revenue—11.2%
Anaheim Public Financing Authority, Public Improvement Projects, (AGM Insured) 6.000%, 9/1/16	435	444

	PAR VALUE	VALUE
Lease Revenue—continued
California State Public Works Board,
Department of General Services, Buildings 8&9 6.125%, 4/1/29	$500	$570
Capital Projects, 5.750%, 10/1/30	550	631
Department of Forestry & Fire Protection, 5.000%, 11/1/32	500	529
Pomona, City of, Certificates of Participation (AMBAC Insured) 5.500%, 6/1/28	700	706
San Diego Regional Building Authority 5.000%, 10/15/35	235	281
Ventura County Public Financing Authority, 5.000%, 11/1/25	250	304

		3,465

Medical Revenue—8.7%
California Municipal Finance Authority, Community Medical Centers Revenue 5.000%, 2/1/27	100	119
California State Health Facilities Financing Authority,
El Camino Hospital, 5.000%, 2/1/26	100	121
Cedars-Sinai Medical Center, 5.000%, 11/15/31	250	305
Sutter Health, 5.000%, 11/15/35	125	150
Kaiser Permanente, 5.250%, 4/1/39	400	400
Lucille Salter Packard Children’s Hospital at Stanford, 5.000%, 8/15/43	100	116
Sutter Health, 5.000%, 8/15/43	135	158
California Statewide Communities Development Authority,
Sutter Health, (AMBAC Insured) 5.000%, 11/15/38	205	214
Cottage Health System, 5.000%, 11/1/43	250	288
St. Joseph Health System, (FGIC Insured) 5.750%, 7/1/47	350	385
Regents of the University of California, Medical Center Pooled Revenue, (NATL Insured) 4.750%, 5/15/31	300	301
San Benito Health Care District, (CHFCLIF Insured) 4.000%, 3/1/18	140	148

		2,705

Natural Gas Revenue—2.4%
Roseville Natural Gas Financing Authority,
5.000%, 2/15/24	450	522
5.000%, 2/15/27	195	226

		748

See Notes to Financial Statements

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Power Revenue—2.3%
Northern California Power Agency, Hydroelectric Project No 1, 5.000%, 7/1/32	$200	$235
Sacramento Municipal Utility District, 5.000%, 8/15/29	150	181
Southern California Public Power Authority, Windy Point Project, 5.000%, 7/1/28	250	289

		705

Pre-Refunded—13.5%
Bay Area Toll Authority, (Pre-refunded 4/1/19 @100) 5.125%, 4/1/39	425	479
California State Health Facilities Financing Authority,
Providence Health & Services, (Pre-refunded 10/1/18 @100) 6.500%, 10/1/38	5	6
Providence Health & Services, (Pre-refunded 10/1/18 @100) 6.500%, 10/1/38	195	223
California State Infrastructure & Economic Development Bank, Bay Area Toll Bridges (Pre-refunded 7/1/26 @100) (AMBAC Insured) 5.125%, 7/1/37	530	699
California State University, (Pre-refunded 5/1/2019 @ 100) 5.250%, 11/1/38	500	558
Northern California Power Agency, (Pre-refunded 7/1/21 @ 100) (AMBAC Insured) 7.500%, 7/1/23	195	241
Riverside County Single Family, (Escrowed to Maturity) (GNMA Collateralized) 7.800%, 5/1/21	1,085	1,419
Stockton Housing Facilities Revenue, O’Connors Woods Project, (Pre-refunded 9/20/17 @ 100) (GNMA Collateralized) 5.600%, 3/20/28	155	162
University of California, (Pre-refunded 5/15/16 @100) (NATL Insured) 5.000%, 5/15/28	410	416

		4,203

Special Tax Revenue—4.9%
Chula Vista Municipal Financing Authority, 5.000%, 9/1/27	200	240
North City West School Facilities Financing Authority, (AMBAC Insured) 5.250%, 9/1/19	635	720
Sacramento Area Flood Control Agency, Consololidated Capital Assessment District (BHAC Insured) 5.500%, 10/1/28	250	278

	PAR VALUE	VALUE
Special Tax Revenue—continued
Tustin Unified School District, Community Facilities District No. 97-1, (BAM Insured) 5.000%, 9/1/33	$250	$292

		1,530

Transportation Revenue—6.3%
Los Angeles Department of Airports 5.000%, 5/15/32	200	241
Los Angeles Harbor Department, 5.000%, 8/1/35	235	278
San Diego County Regional Airport Authority,
5.000%, 7/1/40	250	278
5.000%, 7/1/40	400	444
San Diego Unified Port District, 5.000%, 9/1/28	200	236
San Francisco City & County Airport Commission, San Francisco International Airport, 5.000%, 5/1/43	150	170
San Francisco Municipal Transportation Agency,
5.000%, 3/1/31	125	148
5.000%, 3/1/33	150	178

		1,973

Water & Sewer Revenue—11.3%
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/35	270	326
Los Angeles County Sanitation District No.14 5.000%, 10/1/25	300	381
Los Angeles Department of Water & Power, 5.000%, 7/1/35	295	354
Manteca, City of, Water Revenue, 5.000%, 7/1/27	300	354
Oakland, City of, Sewer Revenue, 5.000%, 6/15/29	200	243
Ross Valley Public Financing Authority, Sanitary District #1 (AGM Insured) 5.000%, 10/1/33	225	263
San Diego County Water Authority, 5.000%, 5/1/31	250	303
San Diego Public Facilities Financing Authority Sewer Revenue 5.000%, 5/15/39	500	602
Santa Margarita-Dana Point Authority, Water Improvement Districts #’s 2,3,4, 5.125%, 8/1/38	630	684

		3,510
TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $28,181)		30,111
TOTAL LONG TERM INVESTMENTS—97.0%
(Identified Cost $28,181)		30,111
TOTAL INVESTMENTS—97.0%
(Identified Cost $28,181)		30,111	(1)
Other assets and liabilities, net—3.0%		940

NET ASSETS—100.0%		$31,051

Abbreviations:

ACA	American Capital Access Financial Guarantee Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured.
BHAC	Berkshire Hathaway Assurance Corp.
CHFCLIF	California Health Facility Construction Loan Insurance Fund.
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	At March 31, 2016, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At March 31, 2016, 35.78% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: AMBAC 11.1%.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$30,111	$30,111

Total Investments	$30,111	$30,111

There are no Level 1 (quoted Prices) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.2%

Consumer Discretionary—4.1%
Delphi Automotive plc (United Kingdom)	456	$34
EnerCare, Inc. (Canada)	5,851	69
Johnson Controls, Inc. (United States)	2,004	78

		181

Consumer Staples—14.4%
Adecoagro SA (Brazil)(2)	5,120	59
AG Growth International, Inc. (Canada)	1,000	27
Andersons, Inc. (The) (United States)	524	16
Archer-Daniels-Midland Co. (United States)	1,631	59
Aryzta AG (Switzerland)	518	21
Bunge Ltd. (United States)	1,261	72
Golden Agri-Resources Ltd. (Singapore)	165,800	50
Greencore Group plc (Ireland)	7,986	43
JBS SA (Brazil)	6,600	20
KWS SAAT AG (Germany)	71	23
Minerva Sa/Brazil (Brazil)(2)	6,300	20
Origin Enterprises plc (Ireland)(2)	5,324	41
PureCircle Ltd. (United Kingdom)(2)	5,503	30
SLC Agricola SA (Brazil)	13,100	59
SunOpta, Inc. (Canada)(2)	7,904	35
United Natural Foods, Inc. (United States)(2)	573	23
Whitewave Foods Co. (United States)(2)	1,109	45

		643

Energy—5.2%
Chorus Gmbh (Germany)(2)	2,238	22
Cosan Ltd. (Brazil)	18,600	92
Energy Development Corp. (Philippines)	152,000	19
Innergex Renewable Energy, Inc. (Canada)	1,940	21
Pattern Energy Group, Inc. (United States)	2,975	57
TransAlta Renewables, Inc. (Canada)	2,011	20

		231

Financials—4.8%
Capital Stage AG (Germany)	2,262	19
Gladstone Land Corp. (United States)	2,328	23
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (United States)	2,311	44
PICO Holdings, Inc. (United States)(2)	5,071	52
Renewables Infrastructure Group Ltd. (The) (United Kingdom)	29,196	43
Saeta Yield SA (Spain)	3,083	31

		212

	SHARES	VALUE
Health Care—1.4%
Agilent Technologies, Inc. (United States)	940	$38
Genus plc (United Kingdom)	1,063	23

		61

Industrials—31.0%
Advanced Drainage Systems, Inc. (United States)	1,051	22
Aegion Corp. (United States)(2)	1,137	24
Ameresco, Inc. (United States)(2)	3,621	17
Amiad Water Systems Ltd. (Israel)(2)	7,152	16
Arcadis NV (Netherlands)	2,748	51
BayWa AG (Germany)	1,791	61
China Everbright International Ltd. (Hong Kong)	16,000	18
Covanta Holding Corp. (United States)	3,576	60
CSX Corp. (United States)	2,192	57
Danaher Corp. (United States)	665	63
Deere & Co. (United States)	297	23
Dialight plc (United Kingdom)	734	6
DIRTT Environmental Solutions (Canada)(2)	1,697	7
Eaton Corp. plc (United States)	537	34
Ebara Corp. (Japan)	3,000	13
Enphase Energy Inc (United States)(2)	2,764	6
Franklin Electric Co., Inc. (United States)	272	9
FuelCell Energy, Inc. (United States)(2)	602	4
Gamesa Corp Tecnologica SA (Spain)	1,376	27
GEA Group AG (Germany)	908	44
HD Supply Holdings, Inc. (United States)(2)	2,068	68
Honeywell International, Inc. (United States)	130	15
IDEX Corp. (United States)	123	10
Kingspan Group PLC (Ireland)(2)	1,493	40
Kubota Corp. (Japan)	4,600	63
Lumenpulse, Inc. (Canada)(2)	1,468	19
MasTec, Inc. (United States)(2)	701	14
METAWATER Co. Ltd. (Japan)	300	8
Mueller Water Products, Inc. Class A (United States)	3,784	37
Noble Group Ltd. (Singapore)(2)	40,000	13
Pentair plc (United States)	1,381	75
PNE Wind AG (Germany)	9,634	20
Prysmian SpA (Italy)	771	18
Regal-Beloit Corp. (United States)	493	31
Rexnord Corp. (United States)(2)	3,229	65
SIG plc (United Kingdom)	8,258	17
Smith (A.O.) Corp. (United States)	376	29
SPX Corp. (United States)	3,928	59
SPX Flow, Inc. (United States)(2)	838	21
Stantec Inc (Canada)	598	15
Tetra Tech, Inc. (United States)	1,772	53
Wolseley plc (Jersey)	463	26
Xylem, Inc. (United States)	1,204	49
Zumtobel Group AG (Austria)	3,252	55

		1,382

	SHARES	VALUE
Information Technology—10.6%
Canadian Solar, Inc. (Canada)(2)	3,806	$73
Daqo New Energy Corp. ADR (China)(2)	363	7
First Solar, Inc. (United States)(2)	790	54
GCL-Poly Energy Holdings Ltd. (China)	110,200	18
Infineon Technologies AG (Germany)	2,676	38
Itron, Inc. (United States)(2)	230	10
JinkoSolar Holding Co.Ltd. ADR (China)(2)	1,549	32
PSI AG Gesellschaft Fuer Produkte Und Systeme Der Informationstechnologie (Germany)(2)	729	11
Pure Technologies Ltd. (Canada)	13,455	50
SolarEdge Technologies, Inc. (United States)(2)	708	18
SunPower Corp. (United States)(2)	3,751	84
Trimble Navigation Ltd. (United States)(2)	1,451	36
Trina Solar Ltd. ADR (China)(2)	2,990	30
Universal Display Corp (United States)(2)	181	10

		471

Materials—12.7%
Agrium, Inc. (Canada)	580	51
Calgon Carbon Corp. (United States)	3,910	55
CF Industries Holdings, Inc. (United States)	914	29
Ecolab, Inc. (United States)	679	76
FMC Corp. (United States)	658	27
Israel Chemicals Ltd. (Israel)	5,824	25
Johnson Matthey PLC (United Kingdom)	549	22
Koninklijke Dsm NV (Netherlands)	282	15
Monsanto Co. (United States)	456	40
Mosaic Co. (The) (United States)	1,329	36
PhosAgro OAO GDR Registered Shares (Russia)	3,191	45
Plant Health Care plc (United Kingdom)(2)	11,001	9
Potash Corp. of Saskatchewan, Inc. (Canada)	2,137	36
Syngenta AG Registered Shares (Switzerland)	184	76
Yara International ASA (Norway)	661	25

		567

Utilities—13.0%
American Water Works Co., Inc. (United States)	292	20
Beijing Enterprises Water Group Ltd. Class H (Hong Kong)	42,000	26
California Water Service Group (United States)	707	19
Capstone Infrastructure Corp. (Canada)	25,590	96
China Everbright Water Ltd. (China)(2)	39,300	14

See Notes to Financial Statements

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—continued
CT Environmental Group (Cayman Islands)	22,000	$7
EDP Renovaveis SA (Spain)	6,942	53
Guangdong Investments Ltd. (China)	16,000	20
Huaneng Renewables Corp. Ltd. Class H (China)	126,000	39
Manila Water Co, Inc. (Philippines)	22,000	13
National Grid plc (United Kingdom)	979	14
NextEra Energy, Inc. (United States)	166	20
Northland Power, Inc. (Canada)	1,176	19
NRG Yield, Inc. (United States)	2,392	34
SevernTrent plc (United Kingdom)	1,092	34
Suez Environnement SA (France)	4,115	76
United Utilities Group plc (United Kingdom)	3,030	41
Veolia Environnement SA (France)	1,418	34

		579
TOTAL COMMON STOCKS (Identified Cost $4,640)		4,327

SHARES		VALUE
CLOSED END FUND(3)—0.3%

Financials—0.3%
Greencoat UK Wind plc Fund (United Kingdom)	10,263	$15
TOTAL CLOSED END FUND (Identified Cost $16)		15
TOTAL LONG TERM INVESTMENTS—97.5%
(Identified Cost $4,656)		4,342
TOTAL INVESTMENTS—97.5%
(Identified Cost $4,656)		4,342	(1)
Other assets and liabilities, net—2.5%		109

NET ASSETS—100.0%		$4,451

Abbreviation:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
United States	44%
Canada	12
United Kingdom	7
Brazil	6
Germany	5
China	4
Ireland	3
Other	19
Total	100%
† % of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Closed End Funds	$15	$15
Common Stocks	4,327	4,327

Total Investments	$4,342	$4,342

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $231 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 2A in the Notes to Financial Statements.)

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
FOREIGN GOVERNMENT SECURITIES—0.6%
Mongolia 144A 10.875%, 4/6/21(3)	$200	$201
Provincia de Buenos Aires Argentina 144A 9.125%, 3/16/24(3)	210	216
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $413)		417

MORTGAGE-BACKED SECURITIES—2.2%

Non-Agency—2.2%
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	106	105
Goldman Sachs Residential Mortgage Loan Trust 05-5F, B1 5.750%, 6/25/35(2)	269	261
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	415	424
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	335	332
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	226	237
Residential Accredit Loans, Inc. 05-QS1, A5 5.500%, 1/25/35	112	112
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $1,456)		1,471

ASSET-BACKED SECURITIES—1.7%
Arbys Funding LLC 15-1A, A2 144A 4.969%, 10/30/45(3)	224	234
CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(3)	205	204
Citi Held For Asset Issuance 15-PM3 144A 4.310%, 5/16/22(3)	360	340
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	250	247
LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	160	154
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,194)		1,179

CORPORATE BONDS AND NOTES—83.0%

Consumer Discretionary—22.4%
Aramark Services, Inc. 144A 5.125%, 1/15/24(3)	150	158
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	700	744
Boyd Gaming Corp.
9.000%, 7/1/20	275	291
6.875%, 5/15/23	265	284

	PAR VALUE	VALUE
Consumer Discretionary—continued
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(4)	$450	$385
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	220	216
Caesars Growth Properties Finance, Inc. 9.375%, 5/1/22	260	205
CCO Holding Safari LLC 144A 5.750%, 2/15/26(3)	300	311
CCO Holdings LLC
6.500%, 4/30/21	500	519
144A 5.125%, 5/1/23(3)	215	219
CCO Safari II LLC 144A 4.908%, 7/23/25(3)	110	116
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	400	398
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	110	114
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	1,060	978
Series A 7.625%, 3/15/20	150	129
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	245	262
CSC Holdings LLC 5.250%, 6/1/24	290	259
DISH DBS Corp. 5.000%, 3/15/23	475	424
Fiat Chrysler Automobiles NV 5.250%, 4/15/23	250	250
Hilton Worldwide Finance LLC 5.625%, 10/15/21	550	573
i Heart Communications, Inc. 9.000%, 12/15/19	115	86
Intelsat Jackson Holdings SA 5.500%, 8/1/23	425	258
Jarden Corp. 144A 5.000%, 11/15/23(3)	115	121
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	175	175
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	425	448
Lennar Corp.
4.500%, 11/15/19	215	225
4.875%, 12/15/23	70	70
M/I Homes, Inc. 6.750%, 1/15/21	140	138
MDC Holdings, Inc. 5.500%, 1/15/24	325	313
Meritor, Inc. 6.750%, 6/15/21	375	350
MGM Resorts International 6.750%, 10/1/20	525	571
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	170	175
MPG Holdco I, Inc. 7.375%, 10/15/22	225	224

	PAR VALUE	VALUE
Consumer Discretionary—continued
Newell Rubbermaid, Inc.
4.200%, 4/1/26	$15	$16
5.375%, 4/1/36	30	32
5.500%, 4/1/46	40	43
Numericable Group S.A. 144A 6.000%, 5/15/22(3)	465	456
Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	35	36
Penn National Gaming, Inc. 5.875%, 11/1/21	490	490
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	300	318
PulteGroup, Inc.
4.250%, 3/1/21	200	204
5.500%, 3/1/26	200	207
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	670	672
Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/25	145	155
Scientific Games International, Inc.
6.625%, 5/15/21	150	92
144A 7.000%, 1/1/22(3)	245	251
Station Casinos LLC 7.500%, 3/1/21	200	212
TI Group Auto Systems LLC 144A 8.750%, 7/15/23(3)	290	280
Toll Brothers Finance Corp. 4.875%, 11/15/25	450	447
TRI Pointe Group, Inc. 5.875%, 6/15/24	400	399
Univision Communications, Inc. 144A 5.125%, 5/15/23(3)	195	195
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(3)	200	204
UPCB Finance V Ltd. 144A 7.250%, 11/15/21(3)	44	47
VTR Finance BV 144A 6.875%, 1/15/24(3)	450	442

		15,187

Consumer Staples—2.0%
Constellation Brands, Inc. 4.750%, 12/1/25	65	67
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	250	249
Pinnacle Foods Corp. Finance LLC 144A 5.875%, 1/15/24(3)	35	37
Rite Aid Corp.
6.750%, 6/15/21	475	503
144A 6.125%, 4/1/23(3)	65	69
Safeway, Inc. 7.250%, 2/1/31	215	199
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	275	256

		1,380

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—11.4%
Alberta Energy Co. Ltd. 8.125%, 9/15/30	$115	$104
Anadarko Petroleum Corp.
4.850%, 3/15/21	120	122
5.550%, 3/15/26	50	51
6.600%, 3/15/46	75	77
Antero Resources Corp. 5.625%, 6/1/23	275	254
Archrock Partners LP (Archrock Finance Corp.) 6.000%, 10/1/22	300	217
Bill Barrett Corp. 7.625%, 10/1/19	205	139
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	340	285
BreitBurn Energy Partners 7.875%, 4/15/22	150	16
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	270	239
Concho Resources, Inc. 5.500%, 4/1/23	120	118
ConocoPhillips Co.
4.200%, 3/15/21	40	42
4.950%, 3/15/26	100	104
5.950%, 3/15/46	50	54
CONSOL Energy, Inc. 5.875%, 4/15/22	200	145
Continental Resources, Inc.
5.000%, 9/15/22	240	208
4.500%, 4/15/23	145	122
Crestwood Midstream Partners LP (Crestwood Midstream Finance Corp.) 144A 6.250%, 4/1/23(3)	295	221
Enbridge Energy Partners LP 4.375%, 10/15/20	35	34
Encana Corp. 3.900%, 11/15/21	190	166
Energy Transfer Partners LP 5.875%, 1/15/24	400	344
EnQuest plc 144A 7.000%, 4/15/22(3)	250	113
EP Energy LLC (Everest Acquisition Finance, Inc.) 9.375%, 5/1/20	215	110
FTS International, Inc.
144A 8.134%, 6/15/20(2)(3)	230	155
6.250%, 5/1/22	190	22
Gulfport Energy, Corp. 7.750%, 11/1/20	150	151
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	150	151
Hess Corp.
8.125%, 2/15/19	125	137
5.600%, 2/15/41	175	156
Linn Energy LLC (Linn Energy Finance Corp.) 7.750%, 2/1/21(4)	200	24
MPLX LP 144A 4.875%, 12/1/24(3)	325	300
Newfield Exploration Co. 5.375%, 1/1/26	165	150

	PAR VALUE	VALUE
Energy—continued
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	$200	$122
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)(4)	100	18
QEP Resources, Inc. 5.250%, 5/1/23	300	262
Range Resources Corp. 5.000%, 3/15/23	195	166
Regency Energy Partners LP 5.875%, 3/1/22	90	87
Sabine Oil & Gas Corp. 7.250%, 6/15/19(4)	329	6
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	380	367
SM Energy Co. 6.125%, 11/15/22	200	148
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	200	201
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	695	699
Transocean, Inc.
5.800%, 12/15/16	360	360
6.800%, 3/15/38	300	152
Weatherford International Ltd. 9.625%, 3/1/19	350	352
YPF S.A. 144A 8.500%, 3/23/21(3)	230	231

		7,702

Financials—7.9%
AerCap Ireland Capital Ltd / AerCap Global Aviation Trust 4.625%, 10/30/20	150	154
Aircastle Ltd.
5.125%, 3/15/21	550	575
5.000%, 4/1/23	350	353
Ally Financial, Inc.
3.250%, 2/13/18	95	94
3.250%, 11/5/18	120	118
Corrections Corp. of America 5.000%, 10/15/22	145	152
CTR Partnership LP Caretrust Capital Corp. 5.875%, 6/1/21	185	187
DuPont Fabros Technology LP 5.875%, 9/15/21	350	368
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	285	280
Genworth Holdings, Inc. 4.900%, 8/15/23	230	172
GLP Capital LP (GLP Financing II, Inc.) 4.875%, 11/1/20	215	225
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	263	254
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 5.875%, 2/1/22	220	209

	PAR VALUE	VALUE
Financials—continued
ING Groep NV 6.000%(2)(5)	$200	$188
iStar Financial, Inc. 5.000%, 7/1/19	500	482
MPT Operating Partnership LP 6.375%, 3/1/24	100	106
Nationstar Mortgage LLC 6.500%, 7/1/21	250	223
Sabra Health Care LP 5.500%, 2/1/21	170	171
Springleaf Finance Corp. 5.250%, 12/15/19	260	249
Sprint Capital Corp. 6.900%, 5/1/19	325	283
Voya Financial, Inc. 5.650%, 5/15/53(2)	205	192
Walter Investment Management Corp. 7.875%, 12/15/21	215	141
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	275	177

		5,353

Health Care—14.2%
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	145	147
5.625%, 2/15/23	100	102
144A 6.500%, 3/1/24(3)	5	5
Alere, Inc.
6.500%, 6/15/20	350	358
144A 6.375%, 7/1/23(3)	115	121
Capsugel S.A. PIK Interest Capitalization 144A, 7.000%, 5/15/19(3)(7)	275	277
Centene Escrow Corp. 144A 5.625%, 2/15/21(3)	150	157
Community Health Systems, Inc.
5.125%, 8/15/18	100	101
5.125%, 8/1/21	400	407
6.875%, 2/1/22	145	132
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	450	388
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	225	170
DaVita Healthcare Partners, Inc.
5.125%, 7/15/24	310	314
5.000%, 5/1/25	100	99
Emdeon, Inc. 144A 6.000%, 2/15/21(3)	190	186
Endo Finance LLC 144A 5.875%, 1/15/23(3)	250	239
Envision Healthcare Corp. 144A 5.125%, 7/1/22(3)	300	306
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	60	61

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
HCA, Inc.
6.500%, 2/15/20	$425	$466
5.375%, 2/1/25	600	607
5.250%, 6/15/26	230	236
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	130	135
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(3)	230	237
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(3)(7)	245	240
Kinetic Concepts, Inc. 144A 7.875%, 2/15/21(3)	130	138
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(3)	300	274
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	295	307
Pinnacle Merger Sub, Inc. (PRA Holdings, Inc.) 144A 9.500%, 10/1/23(3)	225	250
Prestige Brands Inc 144A 6.375%, 3/1/24(3)	200	210
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	300	308
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(3)	325	325
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	200	201
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	400	405
Team Health, Inc. 144A 7.250%, 12/15/23(3)	20	21
Tenet Healthcare Corp.
6.000%, 10/1/20	375	401
4.500%, 4/1/21	275	278
8.125%, 4/1/22	425	438
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	140	128
144A 5.375%, 3/15/20(3)	520	426
144A 7.250%, 7/15/22(3)	70	56

		9,657

Industrials—7.2%
ADS Waste Holdings, Inc. 8.250%, 10/1/20	300	307
ADT Corp. (The) 6.250%, 10/15/21	400	404
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	274	190
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	200	153
Builders FirstSource, Inc.
144A 7.625%, 6/1/21(3)	300	313
144A 10.750%, 8/15/23(3)	150	152

	PAR VALUE	VALUE
Industrials—continued
Cemex SAB de C.V. 144A 7.750%, 4/16/26(3)	$200	$206
Garda World Security Corp. 144A 7.250%, 11/15/21(3)	410	318
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(3)	150	134
144A 9.250%, 3/1/21(3)	300	231
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	99	94
HD Supply, Inc.
144A 5.250%, 12/15/21(3)	400	421
144A 5.750%, 4/15/24(3)	100	103
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	200	185
Manitowoc Foodservice Inc 144A 9.500%, 2/15/24(3)	15	16
Masco Corp 4.375%, 4/1/26	175	179
NCI Building Systems, Inc. 144A 8.250%, 1/15/23(3)	290	307
Standard Industries, Inc.
144A 5.125%, 2/15/21(3)	10	10
144A 5.500%, 2/15/23(3)	55	56
TransDigm, Inc.
6.000%, 7/15/22	300	300
6.500%, 5/15/25	230	226
United Rentals North America, Inc. 5.500%, 7/15/25	270	268
Virgin Australia Trust 13-1A 144A 5.000%, 4/23/25(3)	334	341

		4,914

Information Technology—1.3%
First Data Corp.
144A 5.000%, 1/15/24(3)	230	231
144A 5.750%, 1/15/24(3)	450	452
Western Digital Corp.
144A 7.375%, 4/1/23(3)	35	36
144A 10.500%, 4/1/24(3)	175	175

		894

Materials—5.8%
Aleris International Inc 144A 9.500%, 4/1/21(3)	360	368
ArcelorMittal 6.125%, 6/1/25	300	279
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)	145	144
144A 9.125%, 10/15/20(3)	275	283
144A 6.750%, 1/31/21(3)	295	286
Berry Plastics Corp. 5.125%, 7/15/23	400	406
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	180	179
Cascades, Inc.
144A 5.500%, 7/15/22(3)	575	556
144A 5.750%, 7/15/23(3)	225	214

	PAR VALUE	VALUE
Materials—continued
Cemex SAB de C.V. 144A 7.250%, 1/15/21(3)	$245	$255
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	150	138
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	75	72
Hexion U.S. Finance Corp. 6.625%, 4/15/20	175	146
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	305	308
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	190	195
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	100	83

		3,912

Telecommunication Services—8.2%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	480	484
Altice Financing SA
Luxembourg, 144A 7.625%, 2/15/25(3)	290	278
144A 7.750%, 7/15/25(3)	200	198
CenturyLink, Inc.
Series V 5.625%, 4/1/20	375	381
Series Y 7.500%, 4/1/24	370	371
Crown Castle International Corp 3.400%, 2/15/21	5	5
Crown Castle International Corp. 4.450%, 2/15/26	20	21
Frontier Communications Corp.
8.500%, 4/15/20	425	438
6.250%, 9/15/21	125	116
144A 10.500%, 9/15/22(3)	45	46
Level 3 Financing, Inc.
7.000%, 6/1/20	150	157
144A 5.375%, 1/15/24(3)	95	96
144A 5.250%, 3/15/26(3)	230	232
Neptune Finance Corp.
144A 10.125%, 1/15/23(3)	210	225
144A 6.625%, 10/15/25(3)	210	228
Sprint Capital Corp. 6.875%, 11/15/28	250	184
Sprint Corp. 7.875%, 9/15/23	325	249
T-Mobile USA, Inc.
6.625%, 11/15/20	150	156
6.125%, 1/15/22	240	249
6.836%, 4/28/23	250	263
6.500%, 1/15/24	275	287
6.500%, 1/15/26	220	230
Virgin Media Finance plc 144A 6.000%, 10/23/25(3)	250	258
Windstream Corp. 7.750%, 10/1/21	300	246

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—continued
Zayo Group LLC / Zayo Capital Inc. 6.000%, 4/1/23	$180	$181

		5,579

Utilities—2.6%
AmeriGas Partners LP 7.000%, 5/20/22	325	335
Calpine Corp. 5.375%, 1/15/23	350	341
Dynegy, Inc. 7.375%, 11/1/22	455	423
NRG Yield Operating LLC 5.375%, 8/15/24	190	177
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	175	153
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	250	204
Texas Competitive Electric Holdings Co. LLC 144A 11.500%, 10/1/20(3)(8)	500	146

		1,779
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $59,693)		56,357

LOAN AGREEMENTS(2)—7.5%

Consumer Discretionary—1.5%
Caesars Entertainment Operating Co., Inc. Tranche B-7, 11.750%, 3/1/17(4)	165	153
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	178	170
Graton Resort & Casino Tranche B, 4.750%, 9/1/22	110	111
Mattress Holding Corp. 0.000%, 10/20/21(9)	231	230
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 6/15/18	110	107
Transtar Holding Co. Second Lien, 10.000%, 10/9/19(12)	200	103
U.S. Farathane Corp. 6.750%, 12/23/21	145	145

		1,019

Consumer Staples—1.1%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	209	210
Crossmark Holdings, Inc. Second Lien, 8.750%, 12/21/20(12)	190	99
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	430	414
Pinnacle Foods Corp. Finance LLC Tranche I 3.750%, 1/13/23	32	32

		755

	PAR VALUE	VALUE
Energy—0.1%
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	$125	$64
Sabine Oil & Gas LLC Second Lien, 12.000%, 12/31/18(4)	285	9

		73

Health Care—2.5%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	223	201
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	292	289
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	129	130
Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	82	82
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	159	159
MI Opco Holdings, Inc. 5.750%, 10/27/22	129	129
MMM Holdings, Inc. 9.750%, 12/12/17(4)(12)	79	48
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(4)(12)	58	35
NVA Holdings, Inc.
Tranche B-1 5.500%, 8/14/21	131	131
Second Lien 8.000%, 8/14/22	175	171
Onex TSG Holdings II Corp. First Lien, 5.000%, 7/29/22	151	150
RCHP Tranche B-2, 6.000%, 4/23/19	178	178

		1,703

Industrials—1.0%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	225	217
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	81	80
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	390	363

		660

Information Technology—1.1%
First Data Corp. Tranche B 4.182%, 7/8/22	407	405
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	134	119
NXP BV (NXP Funding LLC) Tranche B 3.750%, 12/7/20	115	115
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	146	144

		783

	PAR VALUE		VALUE
Materials—0.2%
Fortescue Metals Group (FMG) Resources Property Ltd. 0.000%, 6/30/19(9)	$125		$106
TOTAL LOAN AGREEMENTS (Identified Cost $5,771)			5,099

	SHARES
PREFERRED STOCKS—1.3%

Financials—1.3%
Ally Financial, Inc. Series A, 8.500%(2)	11,530		294
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	215	(10)	210
JPMorgan Chase & Co. Series V, 5.000%(2)	285	(10)	272
SunTrust Bank, Inc. 5.625%(2)	95	(10)	94
TOTAL PREFERRED STOCKS (Identified Cost $905)			870

COMMON STOCKS—0.5%

Energy—0.5%
Denbury Resources, Inc.	14,000		31
Gulfport Energy Corp.(11)	5,300		150
Meg Energy Corp(11)	13,400		67
QEP Resources, Inc.	5,300		75
SM Energy Co.	900		17
Whiting Petroleum Corp.(11)	4,200		34
TOTAL COMMON STOCKS (Identified Cost $385)			374

EXCHANGE-TRADED FUNDS—0.5%
Energy Select Sector SPDR Fund(13)	5,300		328
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $336)			328

AFFILIATED MUTUAL FUND—0.5%
Virtus Credit Opportunities Fund Class R6(13)	35,806		342
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $358)			342
TOTAL LONG TERM INVESTMENTS—97.8%
(Identified Cost $70,511)			66,437	(14)
TOTAL INVESTMENTS—97.8%
(Identified Cost $70,511)			66,437	(1)
Other assets and liabilities, net—2.2%			1,475

NET ASSETS—100.0%			$67,912

Abbreviations:

ADS	American Depositary Share
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $25,816 or 38.0% of net assets.
(4)	Security in default.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	100% of the income received was in cash.
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after March 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Illiquid security.
(13)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(14)	All or a portion of the Fund’s assets have been segregated for a delayed delivery security.

Country Weightings†
United States	81%
Canada	4
Luxembourg	3
Bermuda	2
Netherlands	2
Cayman Islands	1
Ireland	1
Other	6
Total	100%
† % of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,179	$—	$932	$247
Corporate Bonds And Notes	56,357	—	56,357	—
Foreign Government Securities	417	—	417	—
Loan Agreements	5,099	—	4,673	426
Mortgage-Backed Securities	1,471	—	1,471	—
Equity Securities:
Affiliated Mutual Fund	342	342	—	—
Common Stocks	374	374	—	—
Exchange-Traded Fund	328	328	—	—
Preferred Stocks	870	294	576	—

Total Investments	$66,437	$1,338	$64,426	$673

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset-Backed Securities		Loan Agreements
Investments in Securities
Balance as of September 30, 2015:	$444	$250		$194
Accrued discount/(premium)	—	—	(c)	—
Realized gain (loss)	—	—		—
Change in unrealized appreciation (depreciation)(d)	(93)	(3)		(90)
Purchases	131	—		131
Sales(b)	(3)	—		(3)
Transfers into Level 3(a)	194 (e)	—		194	(e)
Transfers from Level 3(a)	—	—		—

Balance as of March 31, 2016	$673	$247	(f)	$426	(f)

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	Included in the related net change in unrealized appreciation/(depreciation) in the Statements of Operations. The change in unrealized appreciation/(depreciation) on investments still held on March 31, 2016 was $(131).
(e)	The transfers into Level 3 are due to a decrease in trading activities at period end.
(f)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

None of the securities in this table are internally fair valued.

See Notes to Financial Statements

VIRTUS LOW VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS—101.8%
iShares S&P 100 Index Fund(2)(3)	55,300	$5,053
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,621)		5,053

	CONTRACTS
PURCHASED OPTIONS—0.1%

Call Option—0.1%
CBOE Volatility Index expiration 04/20/16 strike price $23	120	3
TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $12)		3
TOTAL LONG TERM INVESTMENTS—101.9%
(Identified Cost $4,633)		5,056	(1)
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—101.9%
(Identified Cost $4,633)		5,056	(1)

	CONTRACTS	VALUE

WRITTEN OPTIONS—(2.5)%

Call Option—(2.5)%
S&P 500® Index expiration 04/15/16 strike price $2015	24	$(121)
TOTAL WRITTEN OPTIONS—(2.5)% (Premiums Received $82)		(121)
TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.4%
(Identified Cost $4,551)		4,935 (1)
Other assets and liabilities, net—0.6%		28

NET ASSETS—100.0%		$4,963

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Fund	$5,053	$5,053
Purchased Option	3	3

Total Investments before Written Option	$5,056	$5,056

Written Option	(121)	(121)

Total Investments Net of Written Option	$4,935	$4,935

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.2%

Illinois—0.1%
Chicago Wastewater Transmission Taxable Revenue 5.180%, 1/1/27	$250		$266

Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	145		133

Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	325		261
TOTAL MUNICIPAL BONDS (Identified Cost $708)			660

FOREIGN GOVERNMENT SECURITIES—6.7%
Argentine Republic 8.280%, 12/31/33(12)	1,570		1,884
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	216		88
RegS 7.750%, 10/13/19(4)	202		77
RegS 8.250%, 10/13/24(4)	1,110		383
RegS 7.650%, 4/21/25(4)	1,500		506
9.250%, 9/15/27	360		146
9.375%, 1/13/34	2,145		772
Federative Republic of Brazil 8.500%, 1/5/24	2,055	BRL	437
Mongolia
144A 10.875%, 4/6/21(3)	230		231
144A 5.125%, 12/5/22(3)	825		645
Provincia de Buenos Aires Argentina 144A 9.125%, 3/16/24(3)	730		752
Republic of Angola 144A 9.500%, 11/12/25(3)	275		251
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	880		836
Republic of Chile 5.500%, 8/5/20	474,000	CLP	732
Republic of Colombia 4.375%, 3/21/23	1,867,000	COP	521
Republic of Costa Rica
144A 4.375%, 4/30/25(3)	795		700
144A 7.000%, 4/4/44(3)	200		181
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	905		855
Republic of El Salvador 144A 6.375%, 1/18/27(3)	1,405		1,222
Republic of Indonesia 8.375%, 9/15/26	8,898,000	IDR	702
Republic of Iraq RegS 5.800%, 1/15/28(4)	610		422
Republic of Peru 4.125%, 8/25/27	650		681
Republic of Poland 3.250%, 4/6/26	480		480

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of South Africa
Series R203, 8.250%, 9/15/17	3,690	ZAR	$251
Series R208, 6.750%, 3/31/21	6,720	ZAR	420
Republic of Sri Lanka 144A 6.850%, 11/3/25(3)	$800		767
Russian Federation 144A 7.850%, 3/10/18(3)	60,000	RUB	872
Ukraine 144A 7.750%, 9/1/26(3)	850		750
United Mexican States
Series M, 6.500%, 6/9/22	29,019	MXN	1,760
4.750%, 3/8/44	1,014		1,011
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $23,651)			19,335

MORTGAGE-BACKED SECURITIES—19.3%

Agency—3.7%
FNMA
3.000%, 4/1/43	1,587		1,632
3.000%, 5/1/43	807		830
3.000%, 6/1/43	2,257		2,321
3.000%, 7/1/43	1,647		1,694
4.000%, 10/1/44	1,434		1,535
3.500%, 9/1/45	2,352		2,467

			10,479

Non-Agency—15.6%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(3)	1,100		1,097
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	915		911
15-SFR2, C 144A 4.691%, 10/17/45(3)	805		789
15-SFR1, A 144A 3.467%, 4/17/52(3)	688		701
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.839%, 6/25/33(2)	1,135		1,070
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	845		873
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	745		760
Banc of America Funding Trust
05-1, 1A1 5.500%, 2/25/35	461		462
06-2, 3A1 6.000%, 3/25/36	250		250
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	468		469

	PAR VALUE	VALUE
Non-Agency—continued
04-24CB, 1A1 6.000%, 11/25/34	$107	$108
Bank of America (Merrill Lynch – Countrywide) Asset-Backed Certificates
05-1, AF5A 5.136%, 7/25/35(2)	1,153	1,138
05-12, 2A4 4.867%, 2/25/36(2)	540	537
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(2)	1,260	1,323
Chase Mortgage Finanace Corp. 16-1, M2 144A 3.750%, 4/25/45(3)	665	661
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	297	294
15-A, A1 144A 3.500%, 6/25/58(2)(3)	818	836
Colony American Finance Ltd. 15-1, 144A 2.896%, 10/15/47(3)	660	652
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	1,200	1,234
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(2)	939	860
Credit Suisse Mortgage Trust 06-08 3A1 6.000%, 10/25/21	633	607
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.628%, 8/10/44(2)(3)	860	878
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 3.033%, 5/25/24(2)	1,080	975
Finnish Real Estate Management Federation Mortgage Trust 15-K 720 144A 3.389%, 7/25/22(2)(3)	380	343
Freddie Mac Structured Agency Credit Risk Debt Notes 15-DNA3, M2 3.286%, 4/25/28(2)	875	881
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(2)(3)	600	588
GMAC Mortgage Corp. Loan Trust
06-HLTV, A4 5.810%, 10/25/29	40	40
05-AR2, 2A 3.313%, 5/25/35(2)	647	604

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Goldman Sachs Residential Mortgage Loan Trust 05-5F, B1 5.750%, 6/25/35(2)	$1,314	$1,275
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	316	320
GSR Mortgage Loan Trust 06-1F, 2A406-1F, 2A4 6.000%, 2/25/36	410	361
Home Equity Loan Trust
03-HS3, AI4 5.550%, 9/25/33(2)	242	248
07-HSA3, AI4 6.110%, 6/25/37(2)	1,481	1,511
Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	519	518
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
07-PW15, AM 5.363%, 2/11/44	645	652
07-PW18, AM 6.084%, 6/11/50(2)	1,205	1,260
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 3.934%, 1/25/44(2)(3)	694	729
07-LDPX, AM 5.464%, 1/15/49(2)	1,341	1,330
MASTR Adjustable Rate Mortgages Trust 05-1 2.989%, 2/25/35(2)	560	505
MASTR Alternative Loan Trust
04-6, 7A1 6.000%, 7/25/34	1,210	1,213
05-2, 2A1 6.000%, 1/25/35	503	520
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	601	631
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	355	359
Morgan Stanley – Bank of America (Merrill Lynch) Trust
15-C22, AS 3.561%, 4/15/48	965	989
15-C26,C 4.412%, 10/15/48(2)	840	813
Morgan Stanley Capital I Trust 07-IQ14, AM 5.667%, 4/15/49(2)	925	921
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	1,080	1,080
New Residential Mortgage Loan Trust 15-2A, A1 3.750%, 8/16/55(2)	845	873

	PAR VALUE	VALUE
Non-Agency—continued
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	$262	$261
Resecuritization Pass-Through Trust 05-BR, A5 6.000%, 10/25/34	472	474
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	1,081	1,105
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	740	738
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	334	345
15-1, A1 144A 3.500%, 1/25/45(2)(3)	875	887
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	639	633
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	662	652
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	613	605
VFC LLC 15-3, B 144A 4.750%, 12/20/31(3)	1,000	999
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	875	843
Wells Fargo – Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.634%, 11/15/44(2)(3)	645	694
WinWater Mortgage Loan Trust 16-1A5, 144A 3.500%, 1/20/46(2)(3)	592	609

		44,894
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $55,507)		55,373

ASSET-BACKED SECURITIES—4.8%
CarFinance Capital Auto Trust
14-1A, D 144A 4.900%, 4/15/20(3)	1,316	1,309
15-1A, C 144A 3.580%, 6/15/21(3)	2,160	2,111
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	926	925
Conseco Financial Corp. 01-3, A4 6.910%, 5/1/33(2)	321	352
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	379	371

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	$372	$381
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(3)	1,080	1,073
Exeter Automobile Receivables Trust
15-A1, C 144A 4.100%, 12/15/20(3)	900	890
15-3, 144A 6.550%, 10/17/22(3)	840	810
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	538	545
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(3)	1,110	1,127
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	545	538
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	225	230
LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	555	535
SoFi Professional Loan Program LLC 16-A, A2 144A 2.760%, 12/26/36(3)	425	422
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(3)	941	900
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	200	206
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	1,104	1,080
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $13,954)		13,805

CORPORATE BONDS AND NOTES—53.5%

Consumer Discretionary—7.8%
Aramark Services, Inc. 144A 5.125%, 1/15/24(3)	430	454
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	775	823
Boyd Gaming Corp.
9.000%, 7/1/20	435	461
6.875%, 5/15/23	415	444
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(3)	185	165

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(12)	$535	$457
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	320	315
Caesars Growth Properties Finance, Inc. 9.375%, 5/1/22	495	390
CCO Holding Safari LLC 144A 5.750%, 2/15/26(3)	625	648
CCO Holdings LLC 144A 5.125%, 5/1/23(3)	390	398
CCO Safari II LLC 144A 4.908%, 7/23/25(3)	260	274
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	655	612
144A 5.125%, 12/15/21(3)	275	258
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	250	259
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	930	858
Series A 7.625%, 3/15/20	320	275
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	200	214
Grupo Televisa SAB 4.625%, 1/30/26	825	870
International Game Technology plc
7.500%, 6/15/19	580	631
144A 6.250%, 2/15/22(3)	340	348
Jarden Corp. 144A 5.000%, 11/15/23(3)	135	142
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	425	424
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	210	222
M/I Homes, Inc. 6.750%, 1/15/21	525	518
MDC Holdings, Inc. 5.500%, 1/15/24	860	828
Meritor, Inc. 6.750%, 6/15/21	715	667
MGM Resorts International 6.000%, 3/15/23	490	508
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	585	602
MPG Holdco I, Inc. 7.375%, 10/15/22	830	826
New York University 4.142%, 7/1/48	545	540
Newell Rubbermaid, Inc.
5.375%, 4/1/36	180	191
5.500%, 4/1/46	230	249

	PAR VALUE	VALUE
Consumer Discretionary—continued
Numericable Group S.A. 144A 6.000%, 5/15/22(3)	$305	$299
Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	125	129
Penn National Gaming, Inc. 5.875%, 11/1/21	490	490
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	490	520
QVC, Inc. 5.125%, 7/2/22	240	252
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	510	512
Scientific Games International, Inc.
6.625%, 5/15/21	540	331
144A 7.000%, 1/1/22(3)	590	605
Signet UK Finance plc 4.700%, 6/15/24	895	887
TI Group Auto Systems LLC 144A 8.750%, 7/15/23(3)	490	473
Toll Brothers Finance Corp.
4.000%, 12/31/18	375	389
6.750%, 11/1/19	940	1,053
TRI Pointe Group, Inc. 5.875%, 6/15/24	890	889
VTR Finance BV 144A 6.875%, 1/15/24(3)	600	590

		22,290

Consumer Staples—1.4%
Anheuser-Busch Inbev Finance, Inc.
3.300%, 2/1/23	375	390
3.650%, 2/1/26	265	279
Constellation Brands, Inc. 4.750%, 12/1/25	180	187
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	545	544
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	340	343
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	250	266
Safeway, Inc. 7.250%, 2/1/31	510	472
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	925	860
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	543	569

		3,910

Energy—11.3%
Afren plc 144A 11.500%, 2/1/17(3)(12)	464	3
Alberta Energy Co. Ltd. 8.125%, 9/15/30	330	299

	PAR VALUE	VALUE
Energy—continued
Anadarko Petroleum Corp.
4.850%, 3/15/21	$150	$153
5.550%, 3/15/26	215	218
6.600%, 3/15/46	460	471
Antero Resources Corp. 5.625%, 6/1/23	490	453
Archrock Partners LP (Archrock Finance Corp.) 6.000%, 10/1/22	740	537
Bill Barrett Corp. 7.625%, 10/1/19	495	335
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	305	255
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	820	727
Cimarex Energy Co. 4.375%, 6/1/24	450	443
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	725	297
Concho Resources, Inc. 5.500%, 4/1/23	295	291
ConocoPhillips Co.
4.950%, 3/15/26	535	559
5.950%, 3/15/46	185	198
CONSOL Energy, Inc. 5.875%, 4/15/22	325	236
Continental Resources, Inc.
5.000%, 9/15/22	510	442
4.500%, 4/15/23	305	257
Ecopetrol S.A. 5.375%, 6/26/26	910	827
Enbridge Energy Partners LP 4.375%, 10/15/20	170	166
Encana Corp. 3.900%, 11/15/21	320	280
Energy Transfer Partners LP 5.875%, 1/15/24	885	761
EnQuest plc 144A 7.000%, 4/15/22(3)	885	398
EP Energy LLC (Everest Acquisition Finance, Inc.) 9.375%, 5/1/20	420	214
Exxon Mobil Corp.
2.726%, 3/1/23	190	193
3.043%, 3/1/26	400	410
FTS International, Inc. 6.250%, 5/1/22	450	52
Gazprom OAO (Gaz Capital S.A.)
144A 3.850%, 2/6/20(3)(7)	1,115	1,083
144A 6.000%, 11/27/23(3)(7)	255	253
Gulfport Energy, Corp. 7.750%, 11/1/20	445	447
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	540	544
Hess Corp. 5.600%, 2/15/41	600	535

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—continued
Kinder Morgan, Inc. 7.750%, 1/15/32	$890	$925
Laredo Petroleum, Inc. 7.375%, 5/1/22	610	531
Linn Energy LLC
6.500%, 5/15/19(12)	512	58
6.500%, 9/15/21(12)	155	19
Lukoil OAO International Finance BV
144A 7.250%, 11/5/19(3)	525	572
144A 4.563%, 4/24/23(3)	495	473
MPLX LP 144A 4.875%, 12/1/24(3)	1,390	1,282
Newfield Exploration Co. 5.625%, 7/1/24	785	736
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	925	564
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	1,105	1,025
Occidental Petroleum Corp.
3.400%, 4/15/26	30	30
4.400%, 4/15/46	430	432
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	1,077	237
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)(12)	610	107
Parker Drilling Co. (The) 7.500%, 8/1/20	1,075	848
Pertamina Persero PT
144A 4.300%, 5/20/23(3)	600	587
144A 6.000%, 5/3/42(3)	400	367
Petrobras Global Finance BV 5.375%, 1/27/21	830	681
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	323	172
144A 6.000%, 5/16/24(3)	1,580	492
RegS 6.000%, 11/15/26(4)	790	246
Petroleos Mexicanos
144A 6.875%, 8/4/26(3)	230	249
5.500%, 6/27/44	650	541
PHI, Inc. 5.250%, 3/15/19	360	320
QEP Resources, Inc.
6.875%, 3/1/21	445	411
5.250%, 5/1/23	350	306
Range Resources Corp. 5.000%, 3/15/23	675	575
Regency Energy Partners LP 5.000%, 10/1/22	1,010	950
Sabine Oil & Gas Corp. 7.250%, 6/15/19(12)	935	18
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	915	884
SM Energy Co. 6.125%, 11/15/22	1,160	856

	PAR VALUE		VALUE
Energy—continued
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	$400		$402
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	1,790		1,800
TransCanada Trust 5.625%, 5/20/75(2)	940		828
Transocean, Inc.
5.800%, 12/15/16	300		300
6.800%, 3/15/38	250		126
Weatherford International Ltd. 9.625%, 3/1/19	750		754
YPF S.A. 144A 8.500%, 3/23/21(3)	490		492

			32,533

Financials—13.9%
Akbank TAS 144A 7.500%, 2/5/18(3)	1,565	TRY	514
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	845		859
American Tower Corp. 4.400%, 2/15/26	190		201
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425		464
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	1,095		1,168
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	395		407
Banco Nacional de Comercio 144A 4.375%, 10/14/25(3)	550		554
Bancolombia S.A. 5.125%, 9/11/22	1,015		1,025
Bank of America Corp. 4.450%, 3/3/26	1,610		1,662
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	875		910
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	1,015		1,055
Brixmor Operating Partnership LP 3.875%, 8/15/22	245		239
Citigroup, Inc. 4.600%, 3/9/26	580		595
Citizens Financial Group, Inc. 144A 5.500%(2)(3)(5)	920		874
Compass Bank 3.875%, 4/10/25	900		844
Corporate Office Properties LP 3.600%, 5/15/23	950		893
Corrections Corp. of America 5.000%, 10/15/22	660		691

	PAR VALUE		VALUE
Financials—continued
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	$1,090		$971
Discover Financial Services, Inc. 3.950%, 11/6/24	1,250		1,238
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	915		849
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	845		829
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	925		895
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,160		1,352
FS Investment Corp.
4.250%, 1/15/20	785		786
4.750%, 5/15/22	200		198
Genworth Holdings, Inc. 4.900%, 8/15/23	1,170		875
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	395		384
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(5)(6)	1,130		1,167
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	65		62
6.000%, 8/1/20	370		360
5.875%, 2/1/22	415		394
ICICI Bank Ltd. 144A 4.000%, 3/18/26(3)	230		231
ING Groep NV 6.000%(2)(5)(6)	865		814
iStar Financial, Inc. 5.000%, 7/1/19	940		907
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	795		705
Leucadia National Corp. 5.500%, 10/18/23	575		541
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	300		195
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	189		215
Manulife Financial Corp. 4.150%, 3/4/26	710		725
McGraw Hill Financial, Inc. 4.000%, 6/15/25	340		354
Morgan Stanley 144A 10.090%, 5/3/17(3)	2,400	BRL	649
MPT Operating Partnership LP 5.500%, 5/1/24	455		457
National Retail Properties, Inc. 4.000%, 11/15/25	260		268

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Nordea Bank AB 144A 4.250%, 9/21/22(3)	$860	$902
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	1,315	1,359
Prudential Financial, Inc. 5.875%, 9/15/42(2)	1,430	1,494
Santander Bank NA 8.750%, 5/30/18	400	446
Sberbank of Russia Via SB Capital S.A. 144A 5.500%, 2/26/24(2)(3)(7)	900	818
Select Income REIT 4.500%, 2/1/25	900	857
Springleaf Finance Corp. 5.250%, 12/15/19	440	422
SunTrust Bank, Inc. 5.400%, 4/1/20	250	277
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	740	746
Trinity Acquisition plc
3.500%, 9/15/21	60	61
4.400%, 3/15/26	715	726
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	500	505
Voya Financial, Inc. 5.650%, 5/15/53(2)	870	813
Welltower, Inc. 4.250%, 4/1/26	700	710
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	685	441

		39,953

Health Care—4.3%
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	300	304
5.625%, 2/15/23	65	66
144A 6.500%, 3/1/24(3)	15	16
Alere, Inc. 144A 6.375%, 7/1/23(3)	345	363
Capsugel S.A. PIK Interest Capitalization 144A, 7.000%, 5/15/19(3)(10)	200	201
Centene Escrow Corp. 144A 5.625%, 2/15/21(3)	325	340
Community Health Systems, Inc. 6.875%, 2/1/22	525	476
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	65	56
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	710	538
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	565	572
Endo Finance LLC 144A 5.875%, 1/15/23(3)	660	632
HCA, Inc.
6.500%, 2/15/20	990	1,086
5.375%, 2/1/25	720	729
5.250%, 6/15/26	275	282

	PAR VALUE	VALUE
Health Care—continued
IASIS Healthcare LLC 8.375%, 5/15/19	$545	$540
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(3)	530	545
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(3)(10)	545	533
Kinetic Concepts, Inc. 144A 7.875%, 2/15/21(3)	60	64
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(3)	645	589
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	395	411
Mylan NV 144A 3.000%, 12/15/18(3)	230	233
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	435	447
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	570	571
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	912	923
Team Health, Inc. 144A 7.250%, 12/15/23(3)	40	43
Tenet Healthcare Corp.
4.750%, 6/1/20	575	592
6.000%, 10/1/20	180	193
8.125%, 4/1/22	440	454
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	130	109
144A 5.625%, 12/1/21(3)	140	111
144A 5.875%, 5/15/23(3)	380	300

		12,319

Industrials—4.5%
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	930	646
Air Canada 144A 6.750%, 10/1/19(3)	1,050	1,091
Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	1,305	1,268
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	386	383
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	740	564
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(3)	480	486
Carpenter Technology Corp. 5.200%, 7/15/21	600	600
Cemex SAB de C.V. 144A 7.750%, 4/16/26(3)	375	386

	PAR VALUE	VALUE
Industrials—continued
Continental Airlines Pass-Through-Trust
00-1, A1 8.048%, 11/1/20	$547	$599
01-1, A1 6.703%, 6/15/21	126	132
DP World Ltd. 144A 6.850%, 7/2/37(3)	400	408
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	600	537
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	767	729
HD Supply, Inc. 144A 5.750%, 4/15/24(3)	230	237
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	865	798
Masco Corp.
5.950%, 3/15/22	640	704
4.450%, 4/1/25	320	332
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	925	885
Standard Industries, Inc.
144A 5.125%, 2/15/21(3)	30	31
144A 5.500%, 2/15/23(3)	225	229
TransDigm, Inc.
6.000%, 7/15/22	630	631
6.500%, 5/15/25	270	265
United Airlines Pass-Through Trust 15-1, B 4.750%, 4/11/22	452	448
United Rentals North America, Inc. 5.500%, 7/15/25	480	476

		12,865

Information Technology—0.9%
First Data Corp. 144A 5.000%, 1/15/24(3)	490	493
Flextronics International Ltd. 4.750%, 6/15/25	930	911
Hewlett Packard Enterprise Co.
144A 4.400%, 10/15/22(3)	425	444
144A 4.900%, 10/15/25(3)	425	438
Western Digital Corp.
144A 7.375%, 4/1/23(3)	120	123
144A 10.500%, 4/1/24(3)	295	296

		2,705

Materials—3.4%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,460	1,522
ArcelorMittal 6.125%, 6/1/25	945	879
Berry Plastics Corp. 5.125%, 7/15/23	870	883

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—continued
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	$525		$525
Cascades, Inc. 144A 5.500%, 7/15/22(3)	1,100		1,063
Corp Nacional del Cobre de Chile 144A 4.500%, 9/16/25(3)	820		837
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	455		417
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	550		562
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	910		885
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	375		376
Gerdau Trade, Inc.144A 5.750%, 1/30/21(3)	150		134
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	735		706
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	275		281
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	995		683

			9,753

Telecommunication Services—3.0%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	720		725
Altice Financing SA 144A 7.750%, 7/15/25(3)	400		396
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	5,000	MXN	276
AT&T Inc. 5.650%, 2/15/47	300		331
CenturyLink, Inc.
Series V 5.625%, 4/1/20	570		580
Series Y 7.500%, 4/1/24	210		211
Comcel Trust via Comunicaciones Celulares SA 144A 6.875%, 2/6/24(3)(7)	475		446
Crown Castle International Corp. 4.450%, 2/15/26	90		94
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	665		574
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	430		424
Frontier Communications Corp.
6.250%, 9/15/21	670		623
144A 10.500%, 9/15/22(3)	210		216

	PAR VALUE	VALUE
Telecommunication Services—continued
Level 3 Financing, Inc.
144A 5.375%, 1/15/24(3)	$145	$147
144A 5.250%, 3/15/26(3)	615	621
Neptune Finance Corp.
144A 10.125%, 1/15/23(3)	340	365
144A 6.625%, 10/15/25(3)	650	704
Sprint Communications, Inc. 6.000%, 11/15/22	935	688
T-Mobile USA, Inc. 6.500%, 1/15/26	400	417
Windstream Corp. 7.750%, 10/15/20	780	675

		8,513

Utilities—3.0%
AmeriGas Partners LP 7.000%, 5/20/22	770	793
Calpine Corp. 5.375%, 1/15/23	886	863
Dynegy, Inc. 7.375%, 11/1/22	1,130	1,051
Electricite de France S.A. 144A 5.250%(2)(3)(5)(6)	1,360	1,244
Enel SpA 144A 8.750%, 9/24/73(2)(3)(6)	375	418
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	910	816
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	795	910
NRG Yield Operating LLC 5.375%, 8/15/24	345	323
Southern Power Co. 4.150%, 12/1/25	1,030	1,062
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	625	545
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	860	701
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/16(11)	200	8

		8,734
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $166,037)		153,575

LOAN AGREEMENTS(2)—7.8%

Consumer Discretionary—1.6%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	370	337
Affinity Gaming LLC 5.250%, 11/9/17	541	545
Caesars Entertainment Operating Co., Inc.
Tranche B-6, 9.750%, 3/1/17(12)	512	474

	PAR VALUE	VALUE
Consumer Discretionary—continued
Tranche B-7, 11.750%, 3/1/17(12)	$102	$95
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	351	289
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	253	241
El Dorado Resorts, Inc. 4.250%, 7/25/22	203	203
Graton Resort & Casino Tranche B, 4.750%, 9/1/22	254	256
Laureate Education, Inc. 2018 Extended 5.000%, 6/15/18	574	498
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	153	152
Staples, Inc. First Lien 4.750%, 2/2/22	935	936
Transtar Holding Co. Second Lien, 10.000%, 10/9/19(13)	380	196
U.S. Farathane Corp. 6.750%, 12/23/21	354	354

		4,576

Consumer Staples—0.8%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	665	667
Coty, Inc. Tranche B-2 3.750%, 10/27/22	118	118
Galleria Co. Tranche B 3.750%, 1/26/23	237	237
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	890	857
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	425	425

		2,304

Energy—0.4%
Chelsea Petroleum I LLC 5.250%, 10/28/22	768	722
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	520	268
Seadrill Operating LP 4.000%, 2/21/21	500	223

		1,213

Financials—0.2%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	450	450

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—2.0%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	$226	$204
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	909	900
Amneal Pharmaceuticals LLC Tranche B, 5.250%, 11/1/19	329	327
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	457	458
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	287	280
Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	311	311
Horizon Pharma, Inc. 4.500%, 5/7/21	194	187
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	583	584
MI Opco Holdings, Inc. 5.750%, 10/27/22	592	593
MMM Holdings, Inc. 9.750%, 12/12/17(13)	245	148
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(13)	178	108
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	509	499
RCHP Tranche B-2, 6.000%, 4/23/19	533	531
Surgery Center Holdings, Inc. First Lien, 5.250%, 11/3/20	643	637

		5,767

Industrials—0.9%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	344	332
DynCorp International, Inc. 6.625%, 7/7/16	386	375
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	194	191
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	530	519
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	1,105	1,029

		2,446

Information Technology—1.5%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	287	272

	PAR VALUE		VALUE
Information Technology—continued
Blue Coat Holdings LLC, Inc. 4.500%, 5/20/22	$195		$192
First Data Corp.
2018 Term Loan 3.932%, 3/23/18	1,089		1,089
Tranche B 4.182%, 7/8/22	932		928
Infinity Acquisiton Ltd. 4.000%, 8/6/21	353		337
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	697		619
On Semiconductor 0.000%, 3/31/23(8)	230		231
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	673		662

			4,330

Materials—0.3%
Anchor Glass Container Tranche B, 4.250%, 7/1/22	485		484
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	359		357
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	102		86
INEOS U.S. Finance LLC 4.250%, 3/31/22	56		56

			983

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	160		159
Texas Competitive Electric Holdings Co. LLC 2017 Extended 4.939%, 10/10/17(11)	375		109

			268
TOTAL LOAN AGREEMENTS (Identified Cost $23,888)			22,337

	SHARES
PREFERRED STOCKS—3.6%

Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	905	(9)	881

Financials—2.6%
Ally Financial, Inc. Series A, 8.500%	20,000		509

	SHARES		VALUE
Financials—continued
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	265	(9)	$262
Citigroup, Inc. Series J, 7.125%	46,600		1,274
Citigroup, Inc. Series N, 5.800%(2)	1,065	(9)	1,020
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	635	(9)	621
JPMorgan Chase & Co. Series V, 5.000%(2)	285	(9)	272
JPMorgan Chase & Co. Series Z, 5.300%(2)	175	(9)	176
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	965	(9)	911
SunTrust Bank, Inc. 5.625%(2)	260	(9)	257
Wells Fargo & Co. Series K, 7.980%(2)	950	(9)	983
Zions Bancorp. 6.950%(2)	38,525		1,126

			7,411

Industrials—0.7%
General Electric Co. 5.000%(2)	1,485	(9)	1,529
Seaspan Corp. Series C, 9.500%	20,000		506

			2,035
TOTAL PREFERRED STOCKS (Identified Cost $10,039)			10,327

COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	446		13
TOTAL COMMON STOCKS (Identified Cost $4)			13

AFFILIATED MUTUAL FUND—3.1%
Virtus Credit Opportunities Fund Class R6(14)	934,418		8,933
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $9,341)			8,933
TOTAL LONG TERM INVESTMENTS—99.0%
(Identified Cost $303,129)			284,358	(15)
TOTAL INVESTMENTS—99.0% (Identified Cost $303,129)			284,358	(1)
Other assets and liabilities, net—1.0%			2,730

NET ASSETS—100.0%			$287,088

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $109,438 or 38.1% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after March 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	100% of the income received was in cash.
(11)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(12)	Security in default.
(13)	Illiquid security.
(14)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(15)	All or a portion of the Fund’s assets are segregated for delayed delivery securities.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Country Weightings†
United States	73%
Canada	3
Mexico	3
Brazil	1
Indonesia	1
Luxembourg	1
Russia	1
Other	17
Total	100%
† % of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$13,805	$—	$13,267	$538
Corporate Bonds and Notes	153,575	—	153,572	3
Foreign Government Securities	19,335	—	19,335	—
Loan Agreements	22,337	—	20,823	1,514
Mortgage-Backed Securities	55,373	—	55,373	—
Municipal Bonds	660	—	660	—
Equity Securities:
Affiliated Mutual Fund	8,933	8,933	—	—
Common Stock	13	—	—	13
Preferred Stocks	10,327	3,414	6,913	—

Total Investments	$284,358	$12,347	$269,943	$2,068

Securities held by the Fund with an end of period value of $1,126 were transferred from Level 2 to Level 1 since an exchange price is available.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset-Backed Securities		Common Stocks		Corporate Bonds and Notes		Loan Agreements
Investments in Securities
Balance as of September 30, 2015:	$929	$544		$16		$—		$369
Accrued discount/(premium)	1	—	(d)	—		—		1
Realized gain (loss)	—	—	(d)	—		—		—
Change in unrealized appreciation (depreciation)(c)	(177)	(6)		(3)		—		(168)
Purchases	601	—		—		—		601
Sales(b)	(15)	—		—		—		(15)
Transfers into Level 3(a)	729	—		—		3	(e)	726	(e)
Transfers from Level 3(a)	—	—		—		—		—

Balance as of March 31, 2016	$2,068	$538	(f)	$13	(f)	$3	(f)	$1,514	(f)

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Included in the related net change in unrealized appreciation/(depreciation) in the Statements of Operations. The change in unrealized appreciation (depreciation) on investments still held on March 31, 2016 was $(351).
(d)	Amount less than $500.
(e)	The transfers into Level 3 are due to a decrease in trading activities at period end.
(f)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

None of the securities in this table are internally fair valued.

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—0.2%

Non-Agency—0.2%
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	$1,146	$1,169
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,133)		1,169

ASSET-BACKED SECURITIES—0.2%
Flagship Credit Auto Trust 16-1, A 144A 2.770%, 12/15/20(3)	1,403	1,399
TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,400)		1,399

CORPORATE BONDS AND NOTES—4.0%

Consumer Discretionary—0.5%
American Axle & Manufacturing, Inc. 5.125%, 2/15/19	835	849
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	905	962
Boyd Gaming Corp. 6.875%, 5/15/23	365	390
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	950	1,002

		3,203

Consumer Staples—0.2%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	880	878

Energy—0.1%
FTS International, Inc.
144A 8.134%, 6/15/20(2)(3)	1,120	756
6.250%, 5/1/22	825	95

		851

Financials—0.6%
Ally Financial, Inc. 3.250%, 11/5/18	685	674
iStar Financial, Inc.
4.875%, 7/1/18	785	761
5.000%, 7/1/19	865	835
Springleaf Finance Corp. 5.250%, 12/15/19	1,410	1,352

		3,622

Health Care—1.0%
Capsugel S.A. PIK Interest Capitalization 144A, 7.000%, 5/15/19(3)(4)	350	352
Centene Escrow Corp. 144A 5.625%, 2/15/21(3)	535	559
Community Health Systems, Inc. 5.125%, 8/15/18	1,055	1,068
Kinetic Concepts, Inc. 144A 7.875%, 2/15/21(3)	70	74

	PAR VALUE	VALUE
Health Care—continued
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	$385	$396
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	870	872
Tenet Healthcare Corp.
5.000%, 3/1/19	415	412
144A 4.134%, 6/15/20(2)(3)	730	728
6.000%, 10/1/20	435	466
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	750	615

		5,542

Industrials—0.3%
Air Canada 144A 6.750%, 10/1/19(3)	965	1,002
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	460	453
Standard Industries, Inc. 144A 5.125%, 2/15/21(3)	35	36

		1,491

Information Technology—0.1%
First Data Corp.
144A 5.000%, 1/15/24(3)	600	603
144A 5.750%, 1/15/24(3)	225	226

		829

Materials—0.8%
Ardagh Packaging Finance plc 144A 6.250%, 1/31/19(3)	400	398
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	1,465	1,458
Hexion U.S. Finance Corp. 6.625%, 4/15/20	1,175	981
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	1,130	1,143
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	685	470

		4,450

Telecommunication Services—0.3%
Frontier Communications Corp. 6.250%, 9/15/21	1,085	1,008
Level 3 Financing, Inc. 7.000%, 6/1/20	555	579

		1,587

Utilities—0.1%
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	780	681
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $24,644)		23,134

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—93.6%

Consumer Discretionary—26.9%
Acosta Holdco, Inc. Tranche B-1 4.250%, 9/26/21	$1,865	$1,826
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	890	810
Affinity Gaming LLC 5.250%, 11/9/17	971	977
Allison Transmission Tranche B-3, 3.500%, 8/23/19	641	642
Altice U.S. Finance I Corp. 4.250%, 12/14/22	1,642	1,638
Aristocrat Leisure Ltd. 4.750%, 10/20/21	2,734	2,746
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	4,073	4,078
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 6.500%, 10/31/16(8)	943	893
Tranche B-6, 5.625%, 3/1/17(8)	2,558	2,365
Tranche B-7, 6.625%, 3/1/17(8)	2,220	2,050
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	3,039	2,820
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	1,233	1,015
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	956	927
CCO Safari LLC
Tranche F, 3.000%, 1/3/21	6,148	6,133
Tranche H, 3.250%, 8/24/21	1,104	1,103
Tranche I, 3.500%, 1/24/23	1,348	1,351
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	1,605	1,534
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	2,056	2,057
CS Intermediate Holding Co. II LLC 4.000%, 4/4/21	2,972	2,953
CSC Holdings, Inc.
Tranche B, 2.933%, 4/17/20	2,055	2,057
5.000%, 10/9/22	5,060	5,075
Delta 2 (Lux) S.A.R.L. Tranche B-3, 4.750%, 7/30/21	2,813	2,742
El Dorado Resorts, Inc. 4.250%, 7/25/22	1,037	1,037
FCA US LLC (fka Chrysler Group LLC) Tranche B, 3.250%, 12/31/18	1,504	1,504

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Federal-Mogul Corp. Tranche C, 4.750%, 4/15/21	$2,296	$2,090
Gates Global LLC 0.000%, 7/6/21(7)	1,531	1,450
Graton Resort & Casino Tranche B, 4.750%, 9/1/22	1,088	1,093
Hilton Worldwide Finance LLC 3.500%, 10/26/20	11,463	11,478
iHeartCommunications, Inc. Tranche D, 7.183%, 1/30/19	4,503	3,137
Infiltrator Systems Tranche B, 5.250%, 5/27/22	720	721
Intelsat Jackson Holdings S.A. Tranche B-2, 3.750%, 6/30/19	1,838	1,719
KAR Auction Services, Inc. Tranche B-2, 3.938%, 3/11/21	2,555	2,567
Laureate Education, Inc. 2018 Extended 5.000%, 6/15/18	3,045	2,642
Leslie’s Poolmart Tranche B, 4.250%, 10/16/19	1,628	1,616
Libbey Glass, Inc. 3.750%, 4/9/21	2,448	2,428
Life Time Fitness, Inc. 4.250%, 6/10/22	2,114	2,094
Mattress Holding Corp. 6.250%, 10/20/21	2,010	2,000
MCC LLC
Tranche H, 3.250%, 1/29/21	1,635	1,630
Tranche G, 3.500%, 6/30/21	2,307	2,296
Tranche J, 3.750%, 6/30/21	921	919
Metaldyne LLC 3.750%, 10/20/21	2,593	2,566
MGM Resort International Tranche B 3.500%, 12/20/19	5,696	5,692
MGOC, Inc. 4.000%, 7/31/20	2,808	2,808
Michaels Stores, Inc. Tranche B, 3.750%, 1/28/20	2,903	2,901
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 6/15/18	2,244	2,177
Numericable SFR
Tranche B-1, 4.500%, 5/21/20	1,296	1,289
Tranche B-2, 4.500%, 5/21/20	1,130	1,125
Party City Holdings, Inc. 4.250%, 8/19/22	2,994	2,976
Peninsula Gaming LLC Tranche B, 4.250%, 11/20/17	753	754

	PAR VALUE	VALUE
Consumer Discretionary—continued
Penn National Gaming, Inc. Tranche B, 3.250%, 10/30/20	$2,186	$2,184
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	1,112	1,109
Scientific Games International, Inc. Tranche B-2, 6.000%, 10/1/21	2,772	2,692
ServiceMaster Co. LLC (The) 4.250%, 7/1/21	5,219	5,226
Sinclair Television Group, Inc. Tranche B-1, 3.500%, 7/30/21	3,737	3,734
Six Flags Theme Parks, Inc. Tranche B, 4.083%, 6/30/22	1,347	1,350
SRAM LLC First Lien, 4.500%, 4/10/20	1,695	1,411
Staples, Inc. First Lien 4.750%, 2/2/22	3,575	3,577
Station Casinos LLC Tranche B, 4.250%, 3/2/20	2,901	2,897
TI Group Auto Systems LLC 4.500%, 6/30/22	1,139	1,135
Transtar Holding Co.
First Lien, 5.750%, 10/9/18(10)	1,420	958
Second Lien, 10.000%, 10/9/19(10)	460	237
Tribune Media Co. Tranche B, 3.750%, 12/27/20	2,610	2,605
U.S. Farathane Corp. 6.750%, 12/23/21	1,179	1,179
Univision Communications, Inc.
Tranche C-3 4.000%, 3/1/20	6,253	6,201
Tranche C-4 4.000%, 3/1/20	4,372	4,334
Ziggo B.V.
Tranche B-1, 3.500%, 1/15/22	1,158	1,148
Tranche B-2, 3.551%, 1/15/22	746	740
Tranche B-3, 3.601%, 1/15/22	1,227	1,217

		156,435

Consumer Staples—5.3%
Albertson’s LLC
Tranche B-4, 5.500%, 8/25/21	2,257	2,264
Tranche B -5 5.500%, 12/21/22	2,035	2,040
ARAMARK Corp.
Tranche E, 3.250%, 9/7/19	3,632	3,632
Tranche F, 3.250%, 2/24/21	978	977
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-1, 4.250%, 7/2/22	974	978

	PAR VALUE	VALUE
Consumer Staples—continued
Coty, Inc. Tranche B-2 3.750%, 10/27/22	$849	$849
Crossmark Holdings, Inc.
First Lien, 4.500%, 12/20/19(10)	1,958	1,411
Second Lien, 8.750%, 12/21/20(10)	520	270
Dole Food Co., Inc. Tranche B, 4.667%, 11/1/18	2,167	2,162
Galleria Co. Tranche B 3.750%, 1/26/23	1,698	1,697
Hostess Brands LLC
Tranche B, First Lien, 4.500%, 8/3/22	2,557	2,563
Tranche B Second Lien, 8.500%, 8/3/23	1,900	1,829
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	2,271	2,268
Pinnacle Foods Corp. Finance LLC Tranche I 3.750%, 1/13/23	454	456
Prestige Brands, Inc. Tranche B-3, 3.500%, 9/3/21	260	261
Reynolds Group Holdings, Inc. 4.500%, 12/1/18	3,988	3,995
Rite Aid Corp. Tranche 2, Second Lien, 4.875%, 6/21/21	1,150	1,153
Spectrum Brands, Inc. 3.500%, 6/23/22	1,733	1,741

		30,546

Energy—1.5%
Chelsea Petroleum I LLC 5.250%, 10/28/22	1,603	1,507
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	1,639	977
Drillships Financing Holding Inc. (Ocean Rig) Tranche B-1, 6.000%, 3/31/21	1,731	626
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	754	347
Fieldwood Energy LLC Second Lien, 8.375%, 9/30/20	2,613	483
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	2,045	1,053
MEG Energy Corp. 3.750%, 3/31/20	1,911	1,553
Paragon Offshore Finance Co. 4.500%, 7/16/21	1,712	394
Sabine Oil & Gas LLC Second Lien, 12.000%, 12/31/18(8)	1,290	42

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—continued
Seadrill Operating LP 4.000%, 2/21/21	$4,082	$1,824

		8,806

Financials—5.6%
Alix Partners LLP 4.500%, 7/28/22	3,180	3,178
Asurion LLC
Tranche B-1, 5.000%, 5/24/19	405	400
Tranche B-2, 4.250%, 7/8/20	724	700
Tranche B-4, 5.000%, 8/4/22	1,058	1,037
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	1,212	1,215
Second Lien, 6.000%, 4/30/20	1,828	1,830
Delos Finance S.A.R.L. 3.500%, 3/6/21	4,026	4,039
DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Ltd.) First Lien, 4.250%, 11/4/21	2,978	2,958
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	346	345
Realogy Corp.
Extended LOC, 2.342%, 10/10/16	203	202
Tranche B, 3.750%, 3/5/20	6,046	6,051
Starwood Property Trust, Inc. First Lien, 3.500%, 4/17/20	3,279	3,259
TransUnion LLC Tranche B-2, 3.500%, 4/9/21	5,187	5,146
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	2,803	2,447

		32,807

Health Care—17.3%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	1,896	1,709
Acadia Healthcare Co., Inc. 4.500%, 2/16/23	1,606	1,613
Akorn, Inc. 6.000%, 4/16/21	2,180	2,178
Alere, Inc. Tranche B, 4.250%, 6/20/22	1,561	1,555
American Renal Holdings, Inc.
Tranche B, First Lien, 4.500%, 8/20/19	1,769	1,770
Second Lien, 8.500%, 3/20/20	2,390	2,366
Amneal Pharmaceuticals LLC Tranche B, 5.250%, 11/1/19	3,368	3,353

	PAR VALUE	VALUE
Health Care—continued
AmSurg Corp. 3.500%, 7/16/21	$1,186	$1,188
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	1,551	1,555
Capsugel Holdings U.S., Inc. 3.500%, 8/1/18	3,233	3,229
Change Healthcare Holdings, Inc. Tranche B-2, 3.750%, 11/2/18	3,368	3,358
Change Healthcare Holdings, Inc. (f/k/a Emdeon Inc.) Tranche B-3, 3.750%, 11/2/18	493	491
CHG Healthcare Services, Inc. First Lien, 4.250%, 11/19/19	3,583	3,570
Community Health Systems, Inc. (CHS)
Tranche F, 3.752%, 12/31/18	1,285	1,275
Tranche G, 3.750%, 12/31/19	1,325	1,305
Tranche H, 4.000%, 1/27/21	2,439	2,401
Concentra, Inc. First Lien, Tranche B 4.750%, 6/1/22	288	286
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	1,232	1,203
Convatec, Inc. 4.250%, 6/15/20	98	98
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	3,100	3,113
DJO Finance 4.250%, 6/8/20	1,455	1,427
Endo Luxembourg Finance Co. I S.a.r.l. Tranche B, 3.750%, 9/26/22	2,245	2,216
Envision Healthcare Corp.
(f/k/a Emergency Medical Services Corp.) 4.250%, 5/25/18	3,626	3,633
Tranche B-2, 4.500%, 10/28/22	265	266
FHC Health Systems, Inc. 5.000%, 12/23/21	1,586	1,534
Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	840	840
HCA Inc. 3.683%, 3/17/23	1,171	1,176
Horizon Pharma, Inc. 4.500%, 5/7/21	1,214	1,171
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	1,961	1,955
IMS Health, Inc. Tranche B, 3.500%, 3/17/21	4,256	4,255
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	2,887	2,892

	PAR VALUE	VALUE
Health Care—continued
Jaguar Holding Company I 4.250%, 8/18/22	$2,467	$2,450
Kinetic Concepts, Inc. Tranche E-1, 4.500%, 5/4/18	568	566
Mallinckrodt International Finance S.A.
Tranche B, 3.250%, 3/19/21	2,733	2,645
Tranche B-1, 3.500%, 3/19/21	288	281
MI Opco Holdings, Inc. 5.750%, 10/27/22	1,257	1,258
MMM Holdings, Inc. 9.750%, 12/12/17(10)	364	221
MPH Acquisition Holdings LLC Tranche B-1, 3.750%, 3/31/21	1,634	1,621
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(10)	265	161
National Mentor Holdings, Inc. Tranche B, 4.250%, 1/31/21	1,062	1,054
National Surgical Hospitals First Lien, 4.500%, 6/1/22	1,080	1,058
NVA Holdings, Inc.
Tranche B-1 5.500%, 8/14/21	699	698
Second Lien 8.000%, 8/14/22	856	839
Onex TSG Holdings II Corp. First Lien, 5.000%, 7/29/22	1,831	1,810
Ortho-Clinical Diagnostics Holdings S.a.r.l. 4.750%, 6/30/21	2,594	2,412
PRA Holdings, Inc. Tranche B-1, 4.500%, 9/23/20	2,322	2,326
Quintiles Transnational Corp. Tranche B, 3.250%, 5/12/22	1,122	1,124
RCHP Tranche B-2, 6.000%, 4/23/19	2,231	2,222
RPI Finance Trust Tranche B-4, 3.500%, 11/9/20	1,129	1,133
Select Medical Corp. Tranche B-F 6.000%, 3/3/21	1,694	1,698
Sterigenics-Nordion 4.250%, 5/16/22	1,081	1,074
Surgery Center Holdings, Inc.
0.000%, 11/3/20(7)	1,104	1,093
First Lien, 5.250%, 11/3/20	349	346
Surgical Care Affiliates, Inc. 4.250%, 3/17/22	726	726
Team Health, Inc. 4.500%, 11/23/22	1,955	1,961
U.S. Renal Care, Inc. 5.250%, 12/30/22	2,869	2,864

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
Valeant Pharmaceuticals International, Inc.
Series D-2, Tranche B, 5.250%, 2/13/19	$2,158	$2,049
Series C-2, Tranche B, 5.500%, 12/11/19	2	2
Series E-1, Tranche B, 3.750%, 8/5/20	3,981	3,767
Series F-1, Tranche B, 4.000%, 4/1/22	2,514	2,383

		100,823

Industrials—12.3%
Air Canada 4.000%, 9/26/19	2,220	2,226
Allied Security Holdings LLC
First Lien, 4.250%, 2/12/21	1,371	1,340
Second Lien, 8.000%, 8/13/21	688	643
American Airlines, Inc. 3.250%, 6/27/20	9,047	9,023
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	1,971	1,900
Brickman Group Ltd. LLC, (The) First Lien, 4.000%, 12/18/20	3,802	3,750
Brock Holdings III, Inc. First Lien, 6.000%, 3/16/17	1,859	1,782
Builders FirstSource 6.000%, 7/29/22	2,036	2,027
DynCorp International, Inc. 6.625%, 7/7/16	2,372	2,301
Filtration Group Corp.
First Lien, 4.250%, 11/23/20	1,419	1,416
Second Lien, 8.250%, 11/22/21	543	537
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18	1,443	1,426
Tranche B-4, 6.000%, 8/4/19	650	632
HD Supply 3.750%, 8/13/21	2,956	2,944
Headwaters, Inc. Tranche B, 4.500%, 3/24/22	1,639	1,647
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	3,275	3,207
MRC Global (U.S.), Inc. (f/k/a McJunkin Red Man Corp.) 4.750%, 11/8/19	1,029	993
Navistar, Inc. 6.500%, 8/7/20	1,316	1,208
Nortek, Inc. Incremental-1, 3.500%, 10/30/20	4,246	4,131
Quikrete Co., Inc. First Lien, 4.000%, 9/28/20	2,829	2,829
Rexnord LLC Tranche B, 4.000%, 8/21/20	4,179	4,125

	PAR VALUE	VALUE
Industrials—continued
Science Applications Tranche B, 3.750%, 5/4/22	$1,994	$2,002
Sedgwick Claims Management Services, Inc.
First Lien, 3.750%, 3/1/21	3,489	3,406
Second Lien, 6.750%, 2/28/22	1,725	1,606
Spin Holdco, Inc. First Lien, 4.250%, 11/14/19	2,269	2,215
TransDigm, Inc.
Tranche C, 3.750%, 2/28/20	6,059	5,988
Tranche D, 3.750%, 6/4/21	2,628	2,597
United Airlines, Inc. (f/k/a Continental Airlines, Inc.) Tranche B-1, 3.500%, 9/15/21	1,154	1,154
Waste Industries USA, Inc. 4.250%, 2/27/20	2,174	2,181

		71,236

Information Technology—9.1%
Allflex Holdings III, Inc. First Lien, 4.250%, 7/17/20	1,560	1,543
Applied Systems, Inc.
First Lien, 5.000%, 1/25/21	566	562
Second Lien, 7.500%, 1/24/22	1,158	1,098
Avago Technologies 4.250%, 2/1/23	5,877	5,856
Blue Coat Holdings LLC, Inc. 4.500%, 5/20/22	1,647	1,625
CCC Information Services 4.000%, 12/20/19	2,263	2,231
CDW LLC 3.250%, 4/29/20	7,439	7,429
Deltek, Inc.
First Lien 5.000%, 6/25/22	190	189
Second Lien 9.500%, 6/26/23	858	828
First Data Corp.
2018 Term Loan 3.932%, 3/23/18	7,847	7,845
Tranche B 4.182%, 7/8/22	1,664	1,656
Infinity Acquisition Ltd. 4.000%, 8/6/21	2,559	2,447
Infor (U.S.), Inc.
Tranche B-3, 3.750%, 6/3/20	1,451	1,411
Tranche B-5, 3.750%, 6/3/20	3,490	3,392
Mitchell International, Inc.
4.500%, 10/13/20	3,312	3,208
Second Lien, 8.500%, 10/11/21	1,896	1,685

	PAR VALUE	VALUE
Information Technology—continued
NXP BV (NXP Funding LLC) Tranche B 3.750%, 12/7/20	$1,507	$1,512
On Semiconductor 0.000%, 3/31/23(7)	930	933
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	1,412	1,389
Sophia, LP 4.750%, 9/30/22	2,567	2,533
SS&C Technologies Holdings Europe S.a.r.l.
Tranche A-1, 3.183%, 7/8/20	183	182
Tranche A-2, 3.183%, 7/8/20	285	282
Tranche B-2, 4.017%, 7/8/22	172	173
Tranche B-1, 4.021%, 7/8/22	1,188	1,192
Western Digital Corp. 0.000%, 3/30/23(7)	2,000	1,979

		53,180

Materials—8.2%
American Builders & Contractors Supply Co., Inc. Tranche B, 3.500%, 4/16/20	4,665	4,669
Anchor Glass Container Tranche B, 4.250%, 7/1/22	3,709	3,701
Ardagh Packaging Finance plc 4.000%, 12/17/19	858	859
Berlin Packaging, Inc. S.a.r.l. First Lien, 5.000%, 10/1/21	1,321	1,312
Berry Plastics Groups, Inc.
Tranche D, 3.500%, 2/8/20	4,509	4,498
Tranche E, 3.750%, 1/6/21	1,843	1,840
Tranche F 4.000%, 10/3/22	682	683
CPG International Inc. 4.750%, 9/30/20	1,754	1,710
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	4,014	3,402
Huntsman International LLC
3.750%, 10/1/21	3,950	3,934
0.000%, 3/31/23(7)	432	431
Ineos U.S .Finance LLC 3.750%, 12/15/20	7,658	7,552
Owens-Illinois Tranche B, 3.500%, 9/1/22	553	555
Royal Holdings, Inc. First Lien, 4.500%, 6/20/22	2,123	2,055
Solenis International LP First Lien, 4.250%, 7/31/21	2,309	2,230
Summit Materials 4.000%, 7/18/22	3,527	3,527

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—continued
Univar, Inc. 4.250%, 7/1/22	$2,863	$2,830
W.R. Grace & Co. 2.750%, 2/3/21	2,038	2,023

		47,811

Telecommunication Services—4.4%
Cable & Wireless / Sable International Finance
Tranche B-1, 0.000%, 12/2/22(7)	1,296	1,296
Tranche B-2, 0.000%, 12/2/22(7)	1,060	1,061
Global Tel*Link Corp. First Lien, 5.000%, 5/23/20	1,812	1,646
Level 3 Financing, Inc.
Tranche B-III, 4.000%, 8/1/19	2,575	2,584
Tranche B, 2020 4.000%, 1/15/20	3,388	3,402
Tranche B-II, 3.500%, 5/31/22	3,343	3,341
SBA Senior Finance II LLC Tranche B-1, 3.250%, 3/24/21	3,720	3,707
Securus Technologies Holdings, Inc.
First Lien, 4.750%, 4/30/20	1,489	1,390
Tranche B-2, 5.250%, 4/30/20	763	712
T-Mobile USA, Inc. Senior Lien 3.500%, 11/9/22	1,615	1,623
Virgin Media Investment Holdings Ltd. Tranche F, 3.500%, 6/30/23	2,590	2,572
West Corp. Tranche B-10, 3.250%, 6/30/18	1,097	1,093
XO Communications LLC 4.250%, 3/20/21	1,260	1,258

		25,685

	PAR VALUE	VALUE
Utilities—3.0%
Atlantic Power LP 4.750%, 2/24/21	$945	$944
Calpine Construction Finance Co. LP
Tranche B-1, 3.000%, 5/3/20	4,673	4,589
Tranche B-2, 3.250%, 1/31/22	3,798	3,734
3.500%, 5/27/22	936	926
NRG Energy, Inc. 2.750%, 7/1/18	4,520	4,483
Texas Competitive Electric Holdings Co. LLC 2017 Extended 4.939%, 10/10/17(5)	9,165	2,658

		17,334
TOTAL LOAN AGREEMENTS (Identified Cost $568,105)		544,663

	SHARES
AFFILIATED MUTUAL FUND—1.0%
Virtus Credit Opportunities Fund Class R6(9)	610,288	5,834
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $6,100)		5,834
TOTAL LONG TERM INVESTMENTS—99.0%
(Identified Cost $601,382)		576,199	(6)
TOTAL INVESTMENTS—99.0%
(Identified Cost $601,382)		576,199	(1)
Other assets and liabilities, net—1.0%		5,804

NET ASSETS—100.0%		$582,003

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $15,062 or 2.6% of net assets.
(4)	100% of the income received was in cash.
(5)	Security in default, interest payments are being received during the bankruptcy proceedings.
(6)	All or a portion of the Fund’s assets have been segregated as collateral for delayed delivery settlements and leverage.
(7)	This loan will settle after March 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(8)	Security in default.
(9)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(10)	Illiquid security.

Country Weightings†
United States	93%
Luxembourg	3
Canada	2
Cayman Islands	1
Netherlands	1
Total	100%
† % of total investments as of March 31, 2016

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,399	$—	$1,399	$—
Corporate Bonds And Notes	23,134	—	23,134	—
Loan Agreements	544,663	—	539,633	5,030
Mortgage-Backed Securities	1,169	—	1,169	—
Equity Securities:
Affiliated Mutual Fund	5,834	5,834	—	—

Total Investments	$576,199	$5,834	$565,335	$5,030

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Loan Agreements
Investments in Securities
Balance as of September 30, 2015:	$446
Accrued discount/(premium)	1
Realized gain (loss)	—	(e)
Change in unrealized appreciation (depreciation)(d)	(189)
Purchases	1,276
Sales(b)	(39)
Transfers into Level 3(a)	3,535	(c)
Transfers from Level 3(a)	—

Balance as of March 31, 2016	$5,030	(f)

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	The transfers into Level 3 are due to a decrease in trading activities at period end.
(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations. The change in unrealized appreciation (depreciation) on investments still held at March 31, 2016, was $(668).
(e)	Amount is less than $500.
(f)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

None of the securities in this table are internally fair valued.

See Notes to Financial Statements

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.7%

Consumer Discretionary—34.0%
Amazon.com, Inc.(2)	918	$545
AMC Networks, Inc. Class A(2)	7,827	508
American Eagle Outfitters, Inc.	30,761	513
AutoNation, Inc.(2)	10,351	483
Buckle, Inc. (The)	15,082	511
Cabela’s, Inc.(2)	10,856	529
Carnival Corp.	10,221	539
CBS Corp. Class B	9,425	519
Choice Hotels International, Inc.	9,576	518
Columbia Sportswear Co.	8,378	503
Comcast Corp. Class A	8,507	520
Dick’s Sporting Goods, Inc.	10,744	502
Dillard’s, Inc. Class A	5,929	503
Discovery Communications, Inc. Class C(2)	18,242	493
DISH Network Corp. Class A(2)	10,545	488
DreamWorks Animation SKG, Inc. Class A(2)	19,644	490
DSW, Inc. Class A	18,765	519
Expedia, Inc.	4,591	495
Federal-Mogul Corp.(2)	54,265	536
Fossil Group, Inc.(2)	11,086	493
Gap, Inc. (The)	17,045	501
Garmin Ltd.	12,745	509
Horton (D.R.), Inc.	17,004	514
Hyatt Hotels Corp. Class A(2)	10,220	506
International Speedway Corp. Class A	13,920	514
L Brands, Inc.	5,869	515
Lands’ End, Inc.(2)	19,140	488
Las Vegas Sands Corp.	9,545	493
Lennar Corp. Class A	10,766	521
Liberty Broadband Corp.(2)	8,916	517
Liberty Global plc Class C(2)	13,689	514
Liberty Global plc(2)	13,511	512
Liberty Interactive Corp. Class A(2)	20,517	518
Liberty Media Corp.(2)	13,674	521
Liberty Tripadvisor Holdings, Class A(2)	22,998	510
Liberty Ventures Class A(2)	13,102	513
Lions Gate Entertainment Corp.	22,885	500
Madison Square Garden Co. (The)(2)	3,086	513
Marriott International, Inc. Class A	7,045	502
Marriott Vacations Worldwide Corp.	7,608	514
Mohawk Industries, Inc.(2)	2,699	515
MSG Networks, Inc.(2)	28,677	496
News Corp. Class A	41,134	525
NIKE, Inc. Class B	7,863	483
Nordstrom, Inc.	8,830	505
Papa John’s International, Inc.	9,036	490
Penn National Gaming, Inc.(2)	34,358	574
Penske Automotive Group, Inc.	12,895	489
Ralph Lauren Corp.	5,125	493
Restaurant Brands International, Inc.	13,183	512
Sears Holdings Corp.(2)	33,393	511
Sears Hometown and Outlet Stores, Inc.(2)	86,921	558
Starbucks Corp.	8,615	514
Starz – Liberty Capital Class A(2)	18,305	482

	SHARES	VALUE
Consumer Discretionary—continued
Tesla Motors, Inc.(2)(3)	2,133	$490
Twenty-First Century Fox, Inc. Class A	18,190	507
Under Armour, Inc. Class A(2)	5,954	505
Urban Outfitters, Inc.(2)	15,268	505
Viacom, Inc. Class B	12,413	512
Wendy’s Co. (The)	48,139	524
Wynn Resorts Ltd.	5,492	513

		31,105

Consumer Staples—5.1%
Boston Beer Co., Inc. (The) Class A(2)	2,703	500
Brown-Forman Corp. Class B	5,203	512
Estee Lauder Cos., Inc. (The) Class A	5,404	510
HRG Group, Inc.(2)	38,423	535
Kraft Heinz Co.(The)	6,646	522
Lancaster Colony Corp.	4,743	525
Monster Beverage Corp.(2)	3,787	505
PriceSmart, Inc.	6,069	513
Tootsie Roll Industries, Inc.(3)	15,012	525

		4,647

Energy—6.9%
Archrock, Inc.	72,213	578
Cheniere Energy, Inc.(2)	14,166	479
Chesapeake Energy Corp.	104,632	431
Clayton Williams Energy, Inc.(2)	56,687	506
Continental Resources, Inc.(2)	16,364	497
CVR Energy, Inc.	19,458	508
Exterran Corp.(2)	30,831	477
Hess Corp.	9,443	497
Par Petroleum Corp.(2)	26,306	493
RPC, Inc.	36,856	522
Transocean Ltd.(3)	48,224	441
W&T Offshore, Inc.(2)	185,516	406
Western Refining, Inc.	17,332	504

		6,339

Financials—22.1%
Altisource Portfolio Solutions SA(2)	20,758	501
American Financial Group, Inc.	7,195	506
American Homes 4 Rent Class A	32,428	516
AmTrust Financial Services, Inc.	19,555	506
Berkley (W.R.) Corp.	9,346	525
Berkshire Hathaway, Inc. Class B(2)	3,580	508
BOK Financial Corp.	8,695	475
Boston Properties, Inc.	4,039	513
Brown & Brown, Inc.	14,399	516
Charles Schwab Corp. (The)	17,995	504
Cohen & Steers, Inc.	13,655	532
Colony Financial Inc	29,872	501
Credit Acceptance Corp.(2)(3)	2,627	477
Equity Lifestyle Properties, Inc.	7,084	515
Equity Residential	6,976	523
Erie Indemnity Co. Class A	5,526	514
First Citizens BancShares, Inc. Class A	2,029	509
Franklin Resources, Inc.	13,045	509

	SHARES	VALUE
Financials—continued
Gaming and Leisure Properties, Inc.	17,098	$529
Greenlight Capital Re Ltd. Class A(2)	23,589	514
Hilltop Holdings, Inc.(2)	27,031	510
Host Hotels & Resorts, Inc.	30,232	505
Howard Hughes Corp. (The)(2)	4,796	508
Leucadia National Corp.	30,737	497
Loews Corp.	12,940	495
Marcus & Millichap Inc(2)	19,651	499
Mercury General Corp.	9,334	518
Morningstar, Inc.	5,988	529
National General Holdings Corp	23,861	515
Ocwen Financial Corp.(2)	178,021	440
PJT Partners, Inc. Class A	18,834	453
Raymond James Financial, Inc.	10,548	502
Seritage Growth Properties	10,843	542
Simon Property Group, Inc.	2,505	520
Taubman Centers, Inc.	7,282	519
Third Point Reinsurance Ltd(2)	44,255	503
Urban Edge Properties	20,230	523
Vornado Realty Trust	5,490	518
WisdomTree Investments, Inc.(3)	40,652	465
WP Glimcher, Inc.	55,708	529

		20,283

Health Care—2.9%
Akorn, Inc.(2)	27,192	640
Bruker Corp.	18,535	519
Cerner Corp.(2)	9,567	507
Halozyme Therapeutics, Inc.(2)	56,100	531
OPKO Health, Inc.(2)	45,356	471

		2,668

Industrials—11.4%
Air Lease Corp.	15,527	499
American Railcar Industries, Inc.	11,559	471
Cintas Corp.	5,653	508
Colfax Corp.(2)	17,025	487
Covanta Holding Corp.	29,747	502
Danaher Corp.	5,363	509
FedEx Corp.	3,092	503
Heartland Express, Inc.	26,113	484
Hertz Global Holdings, Inc.(2)	45,036	474
Illinois Tool Works, Inc.	4,997	512
Manitowoc Co., Inc. (The)	113,429	491
Manitowoc Foodservice, Inc.(2)	33,652	496
MasTec, Inc.(2)	25,319	512
MSC Industrial Direct Co., Inc. Class A	6,803	519
Navistar International Corp.(2)(3)	37,316	467
Rollins, Inc.	18,991	515
Solarcity Corp.(2)(3)	19,097	469
Timken Co. (The)	15,308	513
W.W. Grainger, Inc.	2,234	521
Werner Enterprises, Inc.	18,431	501
XPO Logistics, Inc.(2)(3)	16,371	503

		10,456

Information Technology—11.8%
Alphabet, Inc. Class C(2)	686	511
Amkor Technology, Inc.(2)	88,911	524

See Notes to Financial Statements

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—continued
Anixter International, Inc.(2)	10,191	$531
eBay, Inc.(2)	20,892	498
EchoStar Corp. Class A(2)	11,334	502
Facebook, Inc. Class A(2)	4,551	519
IAC/InterActiveCorp.	10,819	509
Intuit, Inc.	4,993	519
Marvell Technology Group Ltd.	48,600	501
National Instruments Corp.	16,861	508
Oracle Corp.	12,235	501
Paychex, Inc.	9,391	507
PayPal Holdings, Inc.(2)	12,358	477
Pegasystems, Inc.	20,441	519
Rackspace Hosting, Inc.(2)	24,327	525
RealPage, Inc.(2)	24,929	520
salesforce.com, Inc.(2)	7,043	520
SS&C Technologies Holdings, Inc.	8,188	519
Syntel, Inc.(2)	10,957	547
TeleTech Holdings, Inc.	18,466	513
Yahoo!, Inc.(2)	14,352	528

		10,798

Materials—5.5%
Freeport-McMoRan Copper & Gold, Inc.	47,135	487
Huntsman Corp.	38,254	509
LyondellBasell Industries N.V. Class A	5,904	505
NewMarket Corp.	1,285	509
Novagold Resources, Inc.(2)	95,728	483

	SHARES	VALUE
Materials—continued
Platform Specialty Products Corp(2)(3)	57,708	$496
Scotts Miracle-Gro Co. (The) Class A	6,878	501
Silgan Holdings, Inc.	9,675	514
Timkensteel Corp.	55,149	502
Westlake Chemical Corp.	10,683	495

		5,001
TOTAL COMMON STOCKS (Identified Cost $85,146)		91,297
TOTAL LONG TERM INVESTMENTS—99.7%
(Identified Cost $85,146)		91,297

SECURITIES LENDING COLLATERAL—3.9%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.450%)(4)	3,601,760	3,602
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $3,602)		3,602
TOTAL INVESTMENTS—103.6% (Identified Cost $88,748)		94,899	(1)
Other assets and liabilities, net—(3.6)%		(3,280)

NET ASSETS—100.0%		$91,619

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$91,297	$91,297
Securities Lending Collateral	3,602	3,602

Total Investments	$94,899	$94,899

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

See Notes to Financial Statements

THIS PAGE INTENTIONALLY BLANK.

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Bond Fund	CA Tax-Exempt Bond		Essential Resources Fund		High Yield Fund

Assets
Investment in unaffiliated securities at value(1)	$76,820	$30,111		$4,342		$66,095
Investments in affiliated securities at value(2)	1,127	—		—		342
Foreign currency at value(3)	—	—		7		—
Cash	375	1,024		78		1,149
Receivables
Investment securities sold	1,292	—		38		859
Fund shares sold	33	—	(4)	—		76
Receivable from adviser	—	—		7		—
Dividends and interest receivable	667	382		7		1,105
Tax reclaims	—	—		2		— (4)
Prepaid expenses	30	19		37		31
Prepaid trustee retainer	—	—	(4)	—	(4)	—

Total assets	80,344	31,536		4,518		69,657

Liabilities
Payables
Fund shares repurchased	142	70		11		100
Investment securities purchased	1,240	357		44		1,509
Dividend distributions	22	11		—		46
Investment advisory fees	8	2		—		20
Distribution and service fees	19	4		—	(4)	15
Administration fees	8	3		—	(4)	7
Transfer agent fees and expenses	21	5		—	(4)	27
Trustees’ fees and expenses	—	—	(4)	—		—
Professional fees	18	32		12		21
Other accrued expenses	2	1		—		—

Total liabilities	1,480	485		67		1,745

Net Assets	$78,864	$31,051		$4,451		$67,912

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$83,950	$28,987		$5,161		$98,839
Accumulated undistributed net investment income (loss)	131	33		8		(38)
Accumulated undistributed net realized gain (loss)	(5,360)	101		(403)		(26,815)
Net unrealized appreciation (depreciation) on investments	143	1,930		(315)		(4,074)

Net Assets	$78,864	$31,051		$4,451		$67,912

Class A
Net asset value (net assets/shares outstanding) per share	$11.01	$12.06		$8.58		$3.92
Maximum offering price per share NAV/(1–2.75%)	$—	$12.40		$—		$—
Maximum offering price per share NAV/(1–3.75%)	$11.44	$—		$—		$4.07
Maximum offering price per share NAV/(1–5.75%)	$—	$—		$9.10		$—
Shares of beneficial interest outstanding, par value(5), unlimited authorization	4,133,878	1,657,129		10,563		14,726,277
Net Assets	$45,527	$19,980		$90		$57,679
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$10.73	$—		$—		$3.81
Shares of beneficial interest outstanding, par value(5), unlimited authorization	8,105	—		—		8,527
Net Assets	$87	$—		$—		$32
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$10.77	$—		$8.55		$3.85
Shares of beneficial interest outstanding, par value(5), unlimited authorization	1,078,840	—		12,371		889,974
Net Assets	$11,618	$—		$106		$3,429
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.18	$12.03		$8.58		$3.92
Shares of beneficial interest outstanding, par value(5), unlimited authorization	1,934,243	920,224		495,692		1,727,703
Net Assets	$21,632	$11,071		$4,255		$6,772

(1) Investment in unaffiliated securities at cost	$76,624	$28,181		$4,656		$70,153
(2) Investments in affiliated securities at cost	$1,179	$—		$—		$358
(3) Foreign currency at cost	$—	$—		$8		$—
(4) Amount is less than $500.
(5) All Funds with the exception of Bond Fund have no par value. Bond Fund has a par value of $1.00.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Low Volatility Equity Fund		Multi-Sector Intermediate Bond Fund		Senior Floating Rate Fund	Wealth Masters Fund

Assets
Investment in unaffiliated securities at value(1)(3)	$5,056		$275,425		$570,365	$94,899
Investments in affiliated securities at value(2)	—		8,933		5,834	—
Foreign currency at value(4)	—		—	(6)	—	—
Cash	8		—		13,229	—
Deposits with prime broker	—	(6)	—		—	—
Receivables
Investment securities sold	—		6,039		2,124	8,365
Fund shares sold	—	(6)	822		990	64
Receivable from adviser	2		—		—	—
Dividends and interest receivable	—	(6)	3,580		3,023	93
Securities lending receivable	—		—		—	72
Tax reclaims	—		1		—	—
Prepaid expenses	34		50		57	22
Prepaid trustee retainer	—	(6)	—	(6)	— (6)	—	(6)

Total assets	5,100		294,850		595,622	103,515

Liabilities
Cash overdraft	—		2,598		—	15
Written options at value(5)	121		—		—	—
Payables
Fund shares repurchased	—		1,079		1,623	509
Investment securities purchased	—		3,533		10,855	7,622
Collateral on securities loaned	—		—		—	3,602
Dividend distributions	—		177		321	—
Investment advisory fees	—		129		292	54
Distribution and service fees	2		86		150	33
Administration fees	1		28		56	9
Transfer agent fees and expenses	1		88		151	34
Trustees’ fees and expenses	—		—	(6)	7	—
Professional fees	12		21		21	16
Interest payable on line of credit	—		—		42	—
Other accrued expenses	—	(6)	23		101	2

Total liabilities	137		7,762		13,619	11,896

Net Assets	$4,963		$287,088		$582,003	$91,619

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$5,051		$318,693		$632,085	$96,684
Accumulated undistributed net investment income (loss)	10		404		(213)	197
Accumulated undistributed net realized gain (loss)	(482)		(13,241)		(24,686)	(11,413)
Net unrealized appreciation (depreciation) on investments	423		(18,768)		(25,183)	6,151
Net unrealized appreciation (depreciation) on written options	(39)		—		—	—

Net Assets	$4,963		$287,088		$582,003	$91,619

Class A
Net asset value (net assets/shares outstanding) per share	$11.08		$9.69		$9.18	$13.39
Maximum offering price per share NAV/(1–2.75%)	$—		$—		$9.44	$—
Maximum offering price per share NAV/(1–3.75%)	$—		$10.07		$—	$—
Maximum offering price per share NAV/(1–5.75%)	$11.76		$—		$—	$14.21
Shares of beneficial interest outstanding, no par value, unlimited authorization	204,469		10,103,428		25,326,313	3,092,965
Net Assets	$2,265		$97,904		$232,411	$41,424
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—		$9.66		$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		225,905		—	—
Net Assets	$—		$2,182		$—	$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$10.94		$9.78		$9.19	$13.13
Shares of beneficial interest outstanding, no par value, unlimited authorization	106,453		7,684,961		12,998,001	2,139,196
Net Assets	$1,165		$75,150		$119,422	$28,091
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.11		$9.70		$9.17	$13.43
Shares of beneficial interest outstanding, no par value, unlimited authorization	137,916		11,362,795		25,106,631	1,645,850
Net Assets	$1,533		$110,181		$230,170	$22,104
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$—		$9.69		$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		172,401		—	—
Net Assets	$—		$1,671		$—	$—

(1) Investment in unaffiliated securities at cost	$4,633		$293,788		$595,282	$88,748
(2) Investment in affiliated securities at cost	$—		$9,341		$6,100	$—
(3) Market value of securities on loan	$—		$—		$—	$3,528
(4) Foreign Currency at cost	$—		$—	(6)	$—	$—
(5) Written options at cost	$82		—		—	—
(6) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	Bond Fund	CA Tax-Exempt Bond	Essential Resources Fund		High Yield Fund

Investment Income
Dividends	$15	$—	$46		$108
Dividends from affiliated fund	21	—	—		6
Interest	1,546	616	—		2,133
Foreign taxes withheld	—	—	(3)		—

Total investment income	1,582	616	43		2,247

Expenses
Investment advisory fees	167	71	23		229
Service fees, Class A	58	25	—	(1)	74
Distribution and service fees, Class B	1	—	—		— (1)
Distribution and service fees, Class C	49	—	1		18
Administration fees	46	20	3		44
Transfer agent fees and expenses	61	18	1		69
Registration fees	33	17	31		32
Printing fees and expenses	5	2	—	(1)	6
Custodian fees	3	1	13		3
Professional fees	18	16	16		18
Trustees’ fees and expenses	2	1	—	(1)	2
Miscellaneous expenses	4	1	—	(1)	4

Total expenses	447	172	88		499
Less expenses reimbursed and/or waived by investment adviser	(118)	(53)	(58)		(93)
Earnings credit from custodian	(1)	—	—	(1)	(1)

Net expenses	328	119	30		405

Net investment income (loss)	1,254	497	13		1,842

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	(899)	156	(373)		(1,855)
Net realized gain (loss) on foreign currency transactions	— (1)	—	(1)		—
Net increase from payments by affiliates(2)	1	—	—		2
Net change in unrealized appreciation (depreciation) on unaffiliated investments	789	302	663		436
Net change in unrealized appreciation (depreciation) on affiliated investments	(24)	—	—		(8)
Net change in unrealized appreciation (depreciation) on foreign currency translation	— (1)	—	—	(1)	—

Net gain (loss) on investments	(133)	458	289		(1,425)

Net increase (decrease) in net assets resulting from operations	$1,121	$955	$302		$417

(1) Amount is less than $500.

(2) See Note 4I in the Notes to Financials Statements.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	Low Volatility Equity Fund	Multi-Sector Intermediate Bond Fund	Senior Floating Rate Fund	Wealth Masters Fund

Investment Income
Dividends	$55	$123	$—	$843
Dividends from affiliated funds	—	164	112	—
Interest	—	8,742	15,583	—
Security lending, net of fees	—	—	—	364
Foreign taxes withheld	—	—	—	(1)

Total investment income	55	9,029	15,695	1,206

Expenses
Investment advisory fees	25	850	1,877	456
Service fees, Class A	3	126	306	60
Distribution and service fees, Class B	—	12	—	—
Distribution and service fees, Class C	7	398	636	157
Administration fees	4	192	388	67
Transfer agent fees and expenses	3	202	332	88
Interest expense and fees	—	—	158	—
Registration fees	22	62	38	35
Printing fees and expenses	— (1)	21	39	9
Custodian fees	1	5	7	1
Professional fees	10	20	27	15
Trustees’ fees and expenses	— (1)	9	16	4
Miscellaneous expenses	1	17	135	5

Total expenses	76	1,914	3,959	897
Less expenses reimbursed and/or waived by investment adviser	(32)	(25)	(20)	(37)
Earnings credit from custodian	— (1)	— (1)	(11)	— (1)

Net expenses	44	1,889	3,928	860

Net investment income (loss)	11	7,140	11,767	346

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	(69)	(6,594)	(14,674)	(6,171)
Net realized gain (loss) on unaffiliated investments	—	—	(49)	—
Net realized gain (loss) on foreign currency transactions	—	(22)	(17)	—
Net realized gain (loss) on written options	(356)	—	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	415	3,131	827	8,206
Net change in unrealized appreciation (depreciation) on affiliated investments	—	(196)	(90)	—
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	11	— (1)	—
Net change in unrealized appreciation (depreciation) on written options	(92)	—	—	—

Net gain (loss) on investments	(102)	(3,670)	(14,003)	2,035

Net increase (decrease) in net assets resulting from operations	$(91)	$3,470	$(2,236)	$2,381

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Bond Fund		CA Tax-Exempt Bond
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,254	$2,691	$497	$1,095
Net realized gain (loss)	(898)	(1,801)	156	672
Net change in unrealized appreciation (depreciation)	765	(1,079)	302	(606)

Increase (decrease) in net assets resulting from operations	1,121	(189)	955	1,161

From Distributions to Shareholders
Net investment income, Class A	(708)	(1,481)	(291)	(736)
Net investment income, Class B	(1)	(4)	—	—
Net investment income, Class C	(116)	(188)	—	—
Net investment income, Class I	(290)	(533)	(182)	(396)
Net realized short-term gains, Class A	—	—	(10)	(21)
Net realized short-term gains, Class I	—	—	(6)	(10)
Net realized long-term gains, Class A	—	—	(433)	(706)
Net realized long-term gains, Class I	—	—	(272)	(354)
Return of capital Class A	—	(253)	—	—
Return of capital Class B	—	(1)	—	—
Return of capital Class C	—	(41)	—	—
Return of capital Class I	—	(84)	—	—

Decrease in net assets from distributions to shareholders	(1,115)	(2,585)	(1,194)	(2,223)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(2,471)	(3,738)	143	(1,030)
Change in net assets from share transactions, Class B	(39)	(102)	—	—
Change in net assets from share transactions, Class C	2,732	2,882	—	—
Change in net assets from share transactions, Class I	4,137	1,612	110	(53)

Increase (decrease) in net assets from share transactions	4,359	654	253	(1,083)

Net increase (decrease) in net assets	4,365	(2,120)	14	(2,145)

Net Assets
Beginning of period	74,499	76,619	31,037	33,182

End of period	$78,864	$74,499	$31,051	$31,037

Accumulated undistributed net investment income (loss) at end of period	$131	$(8)	$33	$9

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Essential Resources		High Yield Fund
	Six Months Ended March 31, 2016 (Unaudited)	From Inception March 24, 2015 to September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$13	$23	$1,842	$4,606
Net realized gain (loss)	(374)	(26)	(1,853)	(2,049)
Net change in unrealized appreciation (depreciation)	663	(978)	428	(4,614)

Increase (decrease) in net assets resulting from operations	302	(981)	417	(2,057)

From Distributions to Shareholders
Net investment income, Class A	— (1)	—	(1,553)	(4,183)
Net investment income, Class B	—	—	(1)	(4)
Net investment income, Class C	—	—	(83)	(189)
Net investment income, Class I	(28)	—	(212)	(376)
Net realized short-term gains, Class A	— (1)	—	—	—
Net realized short-term gains, Class C	— (1)	—	—	—
Net realized short-term gains, Class I	(3)	—	—	—

Decrease in net assets from distributions to shareholders	(31)	—	(1,849)	(4,752)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	2	103	(2,221)	(4,168)
Change in net assets from share transactions, Class B	—	—	(7)	(59)
Change in net assets from share transactions, Class C	(5)	129	(196)	21
Change in net assets from share transactions, Class I	106	4,826	2,446	(969)

Increase (decrease) in net assets from share transactions	103	5,058	22	(5,175)

Net increase (decrease) in net assets	374	4,077	(1,410)	(11,984)

Net Assets
Beginning of period	4,077	—	69,322	81,306

End of period	$4,451	$4,077	$67,912	$69,322

Accumulated undistributed net investment income (loss) at end of period	$8	$23	$(38)	$(30)

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Low Volatility Equity Fund		Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$11	$24	$7,140	$17,003
Net realized gain (loss)	(425)	74	(6,616)	(10,025)
Net change in unrealized appreciation (depreciation)	323	(272)	2,946	(19,678)

Increase (decrease) in net assets resulting from operations	(91)	(174)	3,470	(12,700)

From Distributions to Shareholders
Net investment income, Class A	(8)	(7)	(2,179)	(4,622)
Net investment income, Class B	—	—	(45)	(127)
Net investment income, Class C	—	(2)	(1,404)	(2,903)
Net investment income, Class I	(9)	(6)	(2,820)	(6,036)
Net investment income, Class R6	—	—	(39)	(32)
Net realized short-term gains, Class A	(13)	—	—	(226)
Net realized short-term gains, Class B	—	—	—	(8)
Net realized short-term gains, Class C	(10)	—	—	(178)
Net realized short-term gains, Class I	(10)	—	—	(278)
Net realized short-term gains, Class R6	—	—	—	(2)
Net realized long-term gains, Class A	(19)	—	—	(1,292)
Net realized long-term gains, Class B	—	—	—	(50)
Net realized long-term gains, Class C	(13)	—	—	(1,037)
Net realized long-term gains, Class I	(13)	—	—	(1,595)
Net realized long-term gains, Class R6	—	—	—	(—	)(1)
Return of capital Class A	—	—	—	(625)
Return of capital Class B	—	—	—	(21)
Return of capital Class C	—	—	—	(491)
Return of capital Class I	—	—	—	(770)
Return of capital Class R6	—	—	—	(5)

Decrease in net assets from distributions to shareholders	(95)	(15)	(6,487)	(20,298)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	285	1,668	(6,050)	(3,826)
Change in net assets from share transactions, Class B	—	—	(661)	(2,133)
Change in net assets from share transactions, Class C	(202)	1,188	(8,251)	(3,590)
Change in net assets from share transactions, Class I	7	77	(27,376)	8,043
Change in net assets from share transactions, Class R6	—	—	(91)	1,885

Increase (decrease) in net assets from share transactions	90	2,933	(42,429)	379

Net increase (decrease) in net assets	(96)	2,744	(45,446)	(32,619)

Net Assets
Beginning of period	5,059	2,315	332,534	365,153

End of period	$4,963	$5,059	$287,088	$332,534

Accumulated undistributed net investment income (loss) at end of period	$10	$16	$404	$(249)

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Senior Floating Rate Fund		Wealth Masters Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$11,767	$30,523	$346	$378
Net realized gain (loss)	(14,740)	(9,938)	(6,171)	(563)
Net change in unrealized appreciation (depreciation)	737	(16,754)	8,206	(10,130)

Increase (decrease) in net assets resulting from operations	(2,236)	3,831	2,381	(10,315)

From Distributions to Shareholders
Net investment income, Class A	(4,624)	(11,297)	(108)	(184)
Net investment income, Class C	(1,920)	(5,079)	—	—
Net investment income, Class I	(5,089)	(14,848)	(135)	(252)
Net realized short-term gains, Class A	—	(394)	(671)	(1,046)
Net realized short-term gains, Class C	—	(231)	(442)	(622)
Net realized short-term gains, Class I	—	(540)	(394)	(869)
Net realized long-term gains, Class A	—	(341)	(230)	(20)
Net realized long-term gains, Class C	—	(199)	(151)	(12)
Net realized long-term gains, Class I	—	(463)	(135)	(17)

Decrease in net assets from distributions to shareholders	(11,633)	(33,392)	(2,266)	(3,022)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(30,848)	(15,274)	(12,727)	4,094
Change in net assets from share transactions, Class C	(16,289)	(33,299)	(6,194)	7,353
Change in net assets from share transactions, Class I	(48,800)	(159,653)	(10,350)	(12,645)

Increase (decrease) in net assets from share transactions	(95,937)	(208,226)	(29,271)	(1,198)

Net increase (decrease) in net assets	(109,806)	(237,787)	(29,156)	(14,535)

Net Assets
Beginning of period	691,809	929,596	120,775	135,310

End of period	$582,003	$691,809	$91,619	$120,775

Accumulated undistributed net investment income (loss) at end of period	$(213)	$(347)	$197	$229

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions	Payment from Affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Bond Fund
Class A
10/1/15 to 3/31/16(11)	$11.02	0.19	(0.03)	0.16	(0.17)	—	—	(0.17)	—	(5)	(0.01)	$11.01	1.44	%(4)	$45,527	0.84	%(3)(12)	1.16	%(3)	3.42	%(3)	25	%(4)
10/1/14 to 9/30/15	11.43	0.40	(0.43)	(0.03)	(0.32)	—	(0.06)	(0.38)	—		(0.41)	11.02	(0.26)		48,064	0.85		1.12		3.55		64
10/1/13 to 9/30/14	11.21	0.47	0.22	0.69	(0.47)	—	—	(0.47)	—		0.22	11.43	6.18		53,603	0.85		1.10		4.08		38
10/1/12 to 9/30/13	11.61	0.43	(0.41)	0.02	(0.42)	—	—	(0.42)	—		(0.40)	11.21	0.17		57,286	0.85		1.07		3.75		107
10/1/11 to 9/30/12	10.96	0.35	0.67	1.02	(0.37)	—	—	(0.37)	—		0.65	11.61	9.34		67,804	0.85		1.02		3.12		210
10/1/10 to 9/30/11	11.18	0.46	(0.21)	0.25	(0.47)	—	—	(0.47)	—		(0.22)	10.96	2.39		64,449	0.85		1.04		4.16		169

Class B
10/1/15 to 3/31/16(11)	$10.74	0.14	(0.02)	0.12	(0.13)	—	—	(0.13)	—	(5)	(0.01)	$10.73	1.10	%(4)	$87	1.59	%(3)(12)	1.90	%(3)	2.67	%(3)	25	%(4)
10/1/14 to 9/30/15	11.14	0.31	(0.41)	(0.10)	(0.24)	—	(0.06)	(0.30)	—		(0.40)	10.74	(0.91)		126	1.60		1.86		2.82		64
10/1/13 to 9/30/14	10.95	0.37	0.20	0.57	(0.38)	—	—	(0.38)	—		0.19	11.14	5.27		233	1.60		1.84		3.34		38
10/1/12 to 9/30/13	11.34	0.33	(0.38)	(0.05)	(0.34)	—	—	(0.34)	—		(0.39)	10.95	(0.50)		401	1.60		1.82		2.95		107
10/1/11 to 9/30/12	10.71	0.27	0.64	0.91	(0.28)	—	—	(0.28)	—		0.63	11.34	8.48		727	1.60		1.77		2.43		210
10/1/10 to 9/30/11	10.93	0.37	(0.20)	0.17	(0.39)	—	—	(0.39)	—		(0.22)	10.71	1.64		1,171	1.60		1.80		3.38		169

Class C
10/1/15 to 3/31/16(11)	$10.78	0.14	(0.02)	0.12	(0.13)	—	—	(0.13)	—	(5)	(0.01)	$10.77	1.10	%(4)	$11,618	1.59	%(3)(12)	1.91	%(3)	2.66	%(3)	25	%(4)
10/1/14 to 9/30/15	11.19	0.30	(0.41)	(0.11)	(0.24)	—	(0.06)	(0.30)	—		(0.41)	10.78	(1.00)		8,853	1.60		1.87		2.74		64
10/1/13 to 9/30/14	10.99	0.37	0.21	0.58	(0.38)	—	—	(0.38)	—		0.20	11.19	5.34		6,315	1.60		1.85		3.33		38
10/1/12 to 9/30/13	11.38	0.34	(0.39)	(0.05)	(0.34)	—	—	(0.34)	—		(0.39)	10.99	(0.51)		6,825	1.60		1.82		2.99		107
10/1/11 to 9/30/12	10.75	0.26	0.65	0.91	(0.28)	—	—	(0.28)	—		0.63	11.38	8.55		8,756	1.60		1.77		2.36		210
10/1/10 to 9/30/11	10.96	0.37	(0.19)	0.18	(0.39)	—	—	(0.39)	—		(0.21)	10.75	1.63		7,984	1.60		1.79		3.41		169

Class I
10/1/15 to 3/31/16(11)	$11.19	0.20	(0.03)	0.17	(0.18)	—	—	(0.18)	—	(5)	(0.01)	$11.18	1.54	%(4)	$21,632	0.59	%(3)(12)	0.91	%(3)	3.66	%(3)	25	%(4)
10/1/14 to 9/30/15	11.59	0.43	(0.42)	0.01	(0.35)	—	(0.06)	(0.41)	—		(0.40)	11.19	0.08		17,456	0.60		0.87		3.78		64
10/1/13 to 9/30/14	11.37	0.50	0.21	0.71	(0.49)	—	—	(0.49)	—		0.22	11.59	6.35		16,468	0.60		0.85		4.33		38
10/1/12 to 9/30/13	11.76	0.47	(0.41)	0.06	(0.45)	—	—	(0.45)	—		(0.39)	11.37	0.49		22,037	0.60		0.82		3.98		107
10/1/11 to 9/30/12	11.10	0.39	0.66	1.05	(0.39)	—	—	(0.39)	—		0.66	11.76	9.64		29,527	0.60		0.77		3.39		210
10/1/10 to 9/30/11	11.30	0.49	(0.19)	0.30	(0.50)	—	—	(0.50)	—		(0.20)	11.10	2.67		76,169	0.60		0.79		4.39		169
CA Tax-Exempt
Bond Fund
Class A
10/1/15 to 3/31/16(11)	$12.14	0.19	0.18	0.37	(0.18)	(0.27)	—	(0.45)	—		(0.08)	$12.06	3.09	%(4)	$19,980	0.85	%(3)	1.19	%(3)	3.07	%(3)	11	%(4)
10/1/14 to 9/30/15	12.51	0.39	0.03	0.42	(0.40)	(0.39)	—	(0.79)	—		(0.37)	12.14	3.44		19,978	0.85		1.18		3.16		24
10/1/13 to 9/30/14	12.10	0.43	0.64	1.07	(0.42)	(0.24)	—	(0.66)	—		0.41	12.51	9.16		21,729	0.85		1.11		3.49		7
10/1/12 to 9/30/13	12.96	0.43	(0.68)	(0.25)	(0.43)	(0.18)	—	(0.61)	—		(0.86)	12.10	(2.12)		22,612	0.85		1.04		3.39		22
10/1/11 to 9/30/12	12.30	0.46	0.68	1.14	(0.48)	—	—	(0.48)	—		0.66	12.96	9.40		28,803	0.85		1.04		3.65		16
10/1/10 to 9/30/11	12.34	0.48	(0.04)	0.44	(0.48)	—	—	(0.48)	—		(0.04)	12.30	3.75		29,688	0.85		1.05		4.04		12

Class I
10/1/15 to 3/31/16(11)	$12.12	0.20	0.17	0.37	(0.19)	(0.27)	—	(0.46)	—		(0.09)	$12.03	3.14	%(4)	$11,071	0.60	%(3)	0.94	%(3)	3.32	%(3)	11	%(4)
10/1/14 to 9/30/15	12.49	0.42	0.03	0.45	(0.43)	(0.39)	—	(0.82)	—		(0.37)	12.12	3.71		11,059	0.60		0.93		3.41		24
10/1/13 to 9/30/14	12.09	0.45	0.64	1.09	(0.45)	(0.24)	—	(0.69)	—		0.40	12.49	9.36		11,453	0.60		0.83		3.74		7
10/1/12 to 9/30/13	12.95	0.46	(0.68)	(0.22)	(0.46)	(0.18)	—	(0.64)	—		(0.86)	12.09	(1.88)		26,026	0.60		0.79		3.65		22
10/1/11 to 9/30/12	12.29	0.49	0.68	1.17	(0.51)	—	—	(0.51)	—		0.66	12.95	9.68		28,639	0.60		0.79		3.90		16
10/1/10 to 9/30/11	12.33	0.51	(0.04)	0.47	(0.51)	—	—	(0.51)	—		(0.04)	12.29	4.01		27,417	0.60		0.80		4.29		12

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Essential Resources
Fund
Class A
10/1/15 to 3/31/16(11)	$8.04	0.02		0.57	0.59	(0.04)	(0.01)	(0.05)	—		0.54	$8.58	7.30	%(4)	$90	1.65	%(3)(12)	4.37	%(3)	0.43	%(3)	40	%(4)
3/24/15(6) to 9/30/15	10.00	0.03		(1.99)	(1.96)	—	—	—	—		(1.96)	8.04	(19.60	)(4)	84	1.65	(3)	6.26	(3)	0.66	(3)	48	(4)

Class C
10/1/15 to 3/31/16(11)	$8.01	(0.01)		0.56	0.55	—	(0.01)	(0.01)	—		0.54	$8.55	6.82	%(4)	$106	2.40	%(3)(12)	5.10	%(3)	(0.33	)%(3)	40	%(4)
3/24/15(6) to 9/30/15	10.00	(—	)(5)	(1.99)	(1.99)	—	—	—	—		(1.99)	8.01	(19.90	)(4)	104	2.40	(3)	7.26	(3)	(0.10	)(3)	48	(4)

Class I
10/1/15 to 3/31/16(11)	$8.05	0.03		0.57	0.60	(0.06)	(0.01)	(0.07)	—		0.53	$8.58	7.38	%(4)	$4,255	1.40	%(3)(12)	4.12	%(3)	0.67	%(3)	40	%(4)
3/24/15(6) to 9/30/15	10.00	0.05		(2.00)	(1.95)	—	—	—	—		(1.95)	8.05	(19.50	)(4)	3,889	1.40	(3)	5.98	(3)	0.93	(3)	48	(4)
High Yield Fund
Class A
10/1/15 to 3/31/16(11)	$3.98	0.10		(0.06)	0.04	(0.10)	—	(0.10)	—	(5)	(0.06)	$3.92	1.11	%(4)	$57,679	1.14	%(3)(12)	1.41	%(3)	5.25	%(3)	39	%(4)
10/1/14 to 9/30/15	4.35	0.22		(0.36)	(0.14)	(0.23)	—	(0.23)	—		(0.37)	3.98	(3.39)		60,951	1.15		1.32		5.26		94
10/1/13 to 9/30/14	4.27	0.24		0.08	0.32	(0.24)	—	(0.24)	—		0.08	4.35	7.53		71,042	1.15		1.31		5.55		82
10/1/12 to 9/30/13	4.28	0.26		(0.01)	0.25	(0.26)	—	(0.26)	—		(0.01)	4.27	5.98		80,155	1.15		1.31		6.05		100
10/1/11 to 9/30/12	3.85	0.28		0.44	0.72	(0.29)	—	(0.29)	—		0.43	4.28	19.19		98,701	1.15		1.31		6.82		92
10/1/10 to 9/30/11	4.17	0.29		(0.32)	(0.03)	(0.29)	—	(0.29)	—		(0.32)	3.85	(0.82)		86,530	1.21	(7)	1.35		6.93		106

Class B
10/1/15 to 3/31/16(11)	$3.88	0.09		(0.07)	0.02	(0.09)	—	(0.09)	—	(5)	(0.07)	$3.81	0.51	%(4)	$32	1.89	%(3)(12)	2.15	%(3)	4.49	%(3)	39	%(4)
10/1/14 to 9/30/15	4.24	0.19		(0.35)	(0.16)	(0.20)	—	(0.20)	—		(0.36)	3.88	(3.96)		41	1.90		2.07		4.54		94
10/1/13 to 9/30/14	4.17	0.21		0.07	0.28	(0.21)	—	(0.21)	—		0.07	4.24	6.68		106	1.90		2.07		4.80		82
10/1/12 to 9/30/13	4.19	0.23		(0.02)	0.21	(0.23)	—	(0.23)	—		(0.02)	4.17	5.06		131	1.90		2.05		5.31		100
10/1/11 to 9/30/12	3.77	0.24		0.44	0.68	(0.26)	—	(0.26)	—		0.42	4.19	18.46		307	1.90		2.06		6.07		92
10/1/10 to 9/30/11	4.08	0.25		(0.31)	(0.06)	(0.25)	—	(0.25)	—		(0.31)	3.77	(1.66)		404	1.96	(7)	2.10		6.17		106

Class C
10/1/15 to 3/31/16(11)	$3.92	0.09		(0.07)	0.02	(0.09)	—	(0.09)	—	(5)	(0.07)	$3.85	0.50	%(4)	$3,429	1.89	%(3)(12)	2.16	%(3)	4.49	%(3)	39	%(4)
10/1/14 to 9/30/15	4.28	0.19		(0.35)	(0.16)	(0.20)	—	(0.20)	—		(0.36)	3.92	(3.93)		3,705	1.90		2.07		4.52		94
10/1/13 to 9/30/14	4.21	0.21		0.07	0.28	(0.21)	—	(0.21)	—		0.07	4.28	6.60		4,038	1.90		2.07		4.79		82
10/1/12 to 9/30/13	4.23	0.23		(0.02)	0.21	(0.23)	—	(0.23)	—		(0.02)	4.21	5.00		3,302	1.90		2.06		5.31		100
10/1/11 to 9/30/12	3.80	0.25		0.44	0.69	(0.26)	—	(0.26)	—		0.43	4.23	18.59		2,944	1.90		2.07		6.07		92
10/1/10 to 9/30/11	4.11	0.25		(0.31)	(0.06)	(0.25)	—	(0.25)	—		(0.31)	3.80	(1.65)		2,028	1.95	(7)	2.10		6.18		106

Class I
10/1/15 to 3/31/16(11)	$3.98	0.11		(0.06)	0.05	(0.11)	—	(0.11)	—	(5)	(0.06)	$3.92	1.24	%(4)	$6,772	0.89	%(3)(12)	1.16	%(3)	5.49	%(3)	39	%(4)
10/1/14 to 9/30/15	4.35	0.23		(0.36)	(0.13)	(0.24)	—	(0.24)	—		(0.37)	3.98	(3.15)		4,625	0.90		1.07		5.53		94
10/1/13 to 9/30/14	4.27	0.26		0.07	0.33	(0.25)	—	(0.25)	—		0.08	4.35	7.80		6,120	0.90		1.07		5.80		82
10/1/12 to 9/30/13	4.28	0.27		(0.01)	0.26	(0.27)	—	(0.27)	—		(0.01)	4.27	6.25		5,812	0.90		1.05		6.37		100
8/8/12(6) to 9/30/12	4.23	0.04		0.06	0.10	(0.05)	—	(0.05)	—		0.05	4.28	2.37	(4)	102	0.90	(3)	1.08	(3)	6.86	(3)	92	(4)
Low Volatility Equity Fund
Class A
10/1/15 to 3/31/16(11)	$11.45	0.03		(0.19)	(0.16)	(0.04)	(0.17)	(0.21)	—		(0.37)	$11.08	(1.53	)%(4)	$2,265	1.55	%(3)(12)	2.74	%(3)	0.56	%(3)	9	%(4)
10/1/14 to 9/30/15	11.71	0.08		(0.30)	(0.22)	(0.04)	—	(0.04)	—		(0.26)	11.45	(1.88)		2,055	1.55		2.70		0.64		1
10/1/13 to 9/30/14	10.24	0.06		1.50	1.56	(0.09)	—	(0.09)	—		1.47	11.71	15.23		485	1.55		6.15		0.56		3
6/11/13(6) to 9/30/13	10.00	0.06		0.18	0.24	—	—	—	—		0.24	10.24	2.40	(4)	136	1.55	(3)	7.66	(3)	2.00	(3)	0

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Low Volatility Equity Fund
(Continued)
Class C
10/1/15 to 3/31/16(11)	$11.32	(0.02)	(0.19)	(0.21)	—	(0.17)	—	(0.17)	(0.38)	$10.94	(1.98	)%(4)	$1,165	2.30	%(3)(12)	3.48	%(3)	(0.33	)%(3)	9	%(4)
10/1/14 to 9/30/15	11.64	0.01	(0.31)	(0.30)	(0.02)	—	—	(0.02)	(0.32)	11.32	(2.61)		1,423	2.30		3.47		0.04		1
10/1/13 to 9/30/14	10.21	(0.02)	1.50	1.48	(0.05)	—	—	(0.05)	1.43	11.64	14.47		291	2.30		6.72		(0.19)		3
6/11/13(6) to 9/30/13	10.00	0.03	0.18	0.21	—	—	—	—	0.21	10.21	2.10	(4)	130	2.30	(3)	8.49	(3)	0.99	(3)	0

Class I
10/1/15 to 3/31/16(11)	$11.50	0.05	(0.21)	(0.16)	(0.06)	(0.17)	—	(0.23)	(0.39)	$11.11	(1.53	)%(4)	$1,533	1.30	%(3)(12)	2.49	%(3)	0.79	%(3)	9	%(4)
10/1/14 to 9/30/15	11.73	0.09	(0.27)	(0.18)	(0.05)	—	—	(0.05)	(0.23)	11.50	(1.57)		1,581	1.30		2.62		0.79		1
10/1/13 to 9/30/14	10.25	0.07	1.51	1.58	(0.10)	—	—	(0.10)	1.48	11.73	15.45		1,539	1.30		5.32		0.67		3
6/11/13(6) to 9/30/13	10.00	0.07	0.18	0.25	—	—	—	—	0.25	10.25	2.50	(4)	1,332	1.30	(3)	7.51	(3)	2.23	(3)	0
Multi-Sector Intermediate
Bond Fund
Class A
10/1/15 to 3/31/16(11)	$9.76	0.23	(0.09)	0.14	(0.21)	—	—	(0.21)	(0.07)	$9.69	1.44	%(4)	$97,904	1.13	%(3)(12)	1.14	%(3)	4.72	%(3)	24	%(4)
10/1/14 to 9/30/15	10.70	0.49	(0.85)	(0.36)	(0.40)	(0.13)	(0.05)	(0.58)	(0.94)	9.76	(3.41)		104,833	1.10		1.10		4.81		66
10/1/13 to 9/30/14	10.77	0.54	0.11	0.65	(0.52)	(0.20)	—	(0.72)	(0.07)	10.70	6.18		119,423	1.11		1.11		5.00		54
10/1/12 to 9/30/13	11.15	0.57	(0.28)	0.29	(0.55)	(0.12)	—	(0.67)	(0.38)	10.77	2.59		184,524	1.10		1.10		5.13		77
10/1/11 to 9/30/12	10.24	0.62	0.93	1.55	(0.64)	—	—	(0.64)	0.91	11.15	15.51		196,554	1.13		1.13		5.73		76
10/1/10 to 9/30/11	10.77	0.66	(0.47)	0.19	(0.72)	—	—	(0.72)	(0.53)	10.24	1.58		137,395	1.16		1.16		6.07		45

Class B
10/1/15 to 3/31/16(11)	$9.73	0.19	(0.09)	0.10	(0.17)	—	—	(0.17)	(0.07)	$9.66	1.07	%(4)	$2,182	1.87	%(3)(12)	1.89	%(3)	3.96	%(3)	24	%(4)
10/1/14 to 9/30/15	10.67	0.41	(0.84)	(0.43)	(0.33)	(0.13)	(0.05)	(0.51)	(0.94)	9.73	(4.14)		2,868	1.85		1.85		4.01		66
10/1/13 to 9/30/14	10.74	0.46	0.11	0.57	(0.44)	(0.20)	—	(0.64)	(0.07)	10.67	5.40		5,360	1.86		1.86		4.26		54
10/1/12 to 9/30/13	11.12	0.49	(0.28)	0.21	(0.47)	(0.12)	—	(0.59)	(0.38)	10.74	1.83		7,603	1.85		1.85		4.39		77
10/1/11 to 9/30/12	10.22	0.54	0.92	1.46	(0.56)	—	—	(0.56)	0.90	11.12	14.59		9,974	1.88		1.88		5.02		76
10/1/10 to 9/30/11	10.75	0.58	(0.47)	0.11	(0.64)	—	—	(0.64)	(0.53)	10.22	0.82		10,685	1.91		1.91		5.31		45

Class C
10/1/15 to 3/31/16(11)	$9.85	0.19	(0.09)	0.10	(0.17)	—	—	(0.17)	(0.07)	$9.78	1.05	%(4)	$75,150	1.88	%(3)(12)	1.89	%(3)	3.97	%(3)	24	%(4)
10/1/14 to 9/30/15	10.79	0.42	(0.85)	(0.43)	(0.33)	(0.13)	(0.05)	(0.51)	(0.94)	9.85	(4.11)		84,099	1.85		1.85		4.06		66
10/1/13 to 9/30/14	10.86	0.47	0.10	0.57	(0.44)	(0.20)	—	(0.64)	(0.07)	10.79	5.33		96,072	1.86		1.86		4.25		54
10/1/12 to 9/30/13	11.23	0.49	(0.27)	0.22	(0.47)	(0.12)	—	(0.59)	(0.37)	10.86	1.90		104,591	1.85		1.85		4.39		77
10/1/11 to 9/30/12	10.31	0.54	0.94	1.48	(0.56)	—	—	(0.56)	0.92	11.23	14.65		108,595	1.88		1.88		4.98		76
10/1/10 to 9/30/11	10.84	0.58	(0.47)	0.11	(0.64)	—	—	(0.64)	(0.53)	10.31	0.80		70,735	1.91		1.91		5.32		45

Class I
10/1/15 to 3/31/16(11)	$9.77	0.24	(0.09)	0.15	(0.22)	—	—	(0.22)	(0.07)	$9.70	1.57	%(4)	$110,181	0.87	%(3)(12)	0.89	%(3)	4.96	%(3)	24	%(4)
10/1/14 to 9/30/15	10.71	0.52	(0.85)	(0.33)	(0.43)	(0.13)	(0.05)	(0.61)	(0.94)	9.77	(3.17)		138,956	0.85		0.85		5.06		66
10/1/13 to 9/30/14	10.77	0.57	0.12	0.69	(0.55)	(0.20)	—	(0.75)	(0.06)	10.71	6.54		144,298	0.86		0.86		5.24		54
10/1/12 to 9/30/13	11.15	0.60	(0.28)	0.32	(0.58)	(0.12)	—	(0.70)	(0.38)	10.77	2.85		86,387	0.85		0.85		5.38		77
10/1/11 to 9/30/12	10.24	0.64	0.93	1.57	(0.66)	—	—	(0.66)	0.91	11.15	15.80		74,847	0.88		0.88		5.93		76
10/1/10 to 9/30/11	10.76	0.69	(0.46)	0.23	(0.75)	—	—	(0.75)	(0.52)	10.24	1.93		22,408	0.91		0.91		6.32		45

Class R6
10/1/15 to 3/31/16(11)	$9.77	0.24	(0.10)	0.14	(0.22)	—	—	(0.22)	(0.08)	$9.69	1.50	%(4)	$1,671	0.80	%(3)(12)	0.82	%(3)	5.05	%(3)	24	%(4)
11/14/14(6) to 9/30/15	10.67	0.46	(0.81)	(0.35)	(0.37)	(0.13)	(0.05)	(0.55)	(0.90)	9.77	(3.31	)(4)	1,778	0.76		0.77	(3)	5.12	(3)	66
The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Senior Floating
Rate Fund
Class A
10/1/15 to 3/31/16(11)	$9.36	0.17		(0.18)	(0.01)	(0.17)	—		—	(0.17)	(0.18)	$9.18	(0.06	)%(4)	$232,411	1.20	%(3)(9)(12)	1.21	%(3)	3.81	%(3)	12	%(4)
10/1/14 to 9/30/15	9.72	0.38		(0.32)	0.06	(0.39)	(0.03)		—	(0.42)	(0.36)	9.36	0.53		268,596	1.20	(9)	1.20		3.94		34
10/1/13 to 9/30/14	9.79	0.37		(0.07)	0.30	(0.37)	—		—	(0.37)	(0.07)	9.72	3.08		294,617	1.18	(9)	1.18		3.79		77
10/1/12 to 9/30/13	9.79	0.42		0.04	0.46	(0.46)	(—	)(5)	—	(0.46)	—	9.79	4.84		386,113	1.21	(9)	1.21		4.29		68
10/1/11 to 9/30/12	9.28	0.49		0.49	0.98	(0.47)	—		—	(0.47)	0.51	9.79	10.75		256,397	1.23	(9)	1.23		5.06		56
10/1/10 to 9/30/11	9.80	0.45		(0.27)	0.18	(0.49)	(0.07)		(0.14)	(0.70)	(0.52)	9.28	1.62		215,427	1.20	(10)	1.19		4.58		69

Class C
10/1/15 to 3/31/16(11)	$9.37	0.14		(0.18)	(0.04)	(0.14)	—		—	(0.14)	(0.18)	$9.19	(0.43	)%(4)	$119,422	1.95	%(3)(9)(12)	1.96	%(3)	3.06	%(3)	12	%(4)
10/1/14 to 9/30/15	9.73	0.31		(0.33)	(0.02)	(0.31)	(0.03)		—	(0.34)	(0.36)	9.37	(0.22)		138,478	1.95	(9)	1.95		3.19		34
10/1/13 to 9/30/14	9.81	0.30		(0.08)	0.22	(0.30)	—		—	(0.30)	(0.08)	9.73	2.20		177,485	1.93	(9)	1.93		3.04		77
10/1/12 to 9/30/13	9.80	0.35		0.05	0.40	(0.39)	(—	)(5)	—	(0.39)	0.01	9.81	4.15		182,667	1.96	(9)	1.96		3.51		68
10/1/11 to 9/30/12	9.29	0.41		0.50	0.91	(0.40)	—		—	(0.40)	0.51	9.80	9.92		95,078	1.98	(9)	1.98		4.31		56
10/1/10 to 9/30/11	9.81	0.36		(0.26)	0.10	(0.41)	(0.07)		(0.14)	(0.62)	(0.52)	9.29	0.85		92,623	1.95	(10)	1.94		3.69		69

Class I
10/1/15 to 3/31/16(11)	$9.35	0.19		(0.19)	—	(0.18)	—		—	(0.18)	(0.18)	$9.17	0.07	%(4)	$230,170	0.95	%(3)(9)(12)	0.96	%(3)	4.06	%(3)	12	%(4)
10/1/14 to 9/30/15	9.71	0.40		(0.32)	0.08	(0.41)	(0.03)		—	(0.44)	(0.36)	9.35	0.78		284,735	0.95	(9)	0.95		4.20		34
10/1/13 to 9/30/14	9.79	0.40		(0.09)	0.31	(0.39)	—		—	(0.39)	(0.08)	9.71	3.23		457,494	0.93	(9)	0.93		4.06		77
10/1/12 to 9/30/13	9.78	0.43		0.07	0.50	(0.49)	(—	)(5)	—	(0.49)	0.01	9.79	5.21		381,791	0.96	(9)	0.96		4.41		68
10/1/11 to 9/30/12	9.27	0.51		0.49	1.00	(0.49)	—		—	(0.49)	0.51	9.78	11.04		94,193	0.98	(9)	0.98		5.31		56
10/1/10 to 9/30/11	9.80	0.46		(0.27)	0.19	(0.51)	(0.07)		(0.14)	(0.72)	(0.53)	9.27	1.78		71,584	0.95	(10)	0.93		4.67		69
Wealth Masters
Fund
Class A
10/1/15 to 3/31/16(11)	$13.25	0.05		0.36	0.41	(0.03)	(0.24)		—	(0.27)	0.14	$13.39	3.12	%(4)	$41,424	1.45	%(3)(12)	1.52	%(3)	0.80	%(3)	16	%(4)
10/1/14 to 9/30/15	14.50	0.05		(0.98)	(0.93)	(0.05)	(0.27)		—	(0.32)	(1.25)	13.25	(6.74)		54,109	1.45		1.46		0.36		51
10/1/13 to 9/30/14	13.12	0.02		1.37	1.39	—	(0.01)		—	(0.01)	1.38	14.50	10.67		55,881	1.45		1.46		0.11		62
10/1/12 to 9/30/13	10.22	(0.01)		3.05	3.04	(0.09)	(0.05)		—	(0.14)	2.90	13.12	30.09		5,169	1.45		3.29		(0.10)		22
9/5/12(6) to 9/30/12	10.00	0.01		0.21	0.22	—	—		—	—	0.22	10.22	2.20	(4)	106	1.45	(3)	44.72	(3)	0.78	(3)	26	(4)

Class C
10/1/15 to 3/31/16(11)	$13.02	—		0.35	0.35	—	(0.24)		—	(0.24)	0.11	$13.13	2.72	%(4)	$28,091	2.20	%(3)(12)	2.27	%(3)	0.06	%(3)	16	%(4)
10/1/14 to 9/30/15	14.32	(0.06)		(0.97)	(1.03)	—	(0.27)		—	(0.27)	(1.30)	13.02	(7.41)		34,171	2.20		2.21		(0.39)		51
10/1/13 to 9/30/14	13.04	(0.09)		1.38	1.29	—	(0.01)		—	(0.01)	1.28	14.32	9.90		30,511	2.20		2.22		(0.65)		62
10/1/12 to 9/30/13	10.21	(0.08)		3.03	2.95	(0.07)	(0.05)		—	(0.12)	2.83	13.04	29.11		1,742	2.20		4.41		(0.66)		22
9/5/12(6) to 9/30/12	10.00	(—	)(5)	0.21	0.21	—	—		—	—	0.21	10.21	2.10	(4)	107	2.20	(3)	45.67	(3)	0.04	(3)	26	(4)

Class I
10/1/15 to 3/31/16(11)	$13.30	0.07		0.36	0.43	(0.06)	(0.24)		—	(0.30)	0.13	$13.43	3.29	%(4)	$22,104	1.20	%(3)(12)	1.27	%(3)	1.04	%(3)	16	%(4)
10/1/14 to 9/30/15	14.56	0.09		(1.00)	(0.91)	(0.08)	(0.27)		—	(0.35)	(1.26)	13.30	(6.53)		32,495	1.20		1.21		0.62		51
10/1/13 to 9/30/14	13.14	0.05		1.39	1.44	(0.01)	(0.01)		—	(0.02)	1.42	14.56	10.96		48,918	1.20		1.20		0.33		62
10/1/12 to 9/30/13	10.22	0.06		3.01	3.07	(0.10)	(0.05)		—	(0.15)	2.92	13.14	30.37		44,813	1.20		4.64		0.52		22
9/5/12(6) to 9/30/12	10.00	0.01		0.21	0.22	—	—		—	—	0.22	10.22	2.20	(4)	818	1.20	(3)	44.40	(3)	1.04	(3)	26	(4)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005 per share.
(6)	Inception date.
(7)	Due to a change in expense ratio, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	The Fund is currently under its expense limitation.
(10)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(11)	Unaudited.
(12)	Earnings credits from the custodian were not material, as reflected in the Statements of Operations and had no impact on the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2016 (Unaudited)

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 28 funds of the Trust are offered for sale, of which eight (each a “Fund”) are reported in this semiannual report.

Each Fund is diversified and has a distinct investment objective.

The Funds have the following investment objectives:

Investment Objective(s)
Bond Fund	High total return from both current income and capital appreciation.
CA Tax-Exempt Bond Fund	Obtaining a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.
Essential Resources Fund	Capital appreciation.
High Yield Fund	High current income and a secondary objective of capital growth.
Low Volatility Equity Fund	Capital appreciation, with lower volatility than U.S. markets over a full market cycle.
Multi-Sector Intermediate Bond Fund	Maximizing current income while preserving capital.
Senior Floating Rate Fund	High total return from both current income and capital appreciation.
Wealth Masters Fund	Capital appreciation.

There	is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class A shares and Class C shares with the exception of the CA Tax-Exempt Bond Fund which does not offer Class C shares. All of the Funds offer Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions. For information regarding Qualifying Transactions, refer to each Fund’s prospectus. The Multi-Sector Intermediate Bond Fund also offers Class R6 shares.

Class A shares of the CA Tax-Exempt Bond Fund and Senior Floating Rate Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Bond Fund, High Yield Fund, and Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Class A shares of the Essential Resources, Low Volatility Equity and Wealth Masters Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class R6 and Class I shares are sold without a front-end sales charge or CDSC.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder servicing plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as treasury futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2012 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. For the Bond Fund, CA Tax-Exempt Fund, High Yield Fund, Multi-Sector Intermediate Bond Fund and Senior Floating Rate Fund income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro rata expenses of the underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

H.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2016, all loan agreements held by the Funds are assignment loans.

I.	Securities Lending

($ reported in thousands)

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2016, the Wealth Masters Fund had securities on loan with a market value of $3,528 and cash collateral of $3,602.

J.	Earnings Credit and Interest

Through arrangements with each Fund’s custodian, each Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce each Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest income” in each Fund’s Statements of Operations for the period, as applicable.

Note	3. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

A.	Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses options contracts to hedge against changes in the values of equities.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation/(depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation/(depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain/(loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain/(loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

The Low Volatility Equity Fund invested in writing index call options and buying call options on VIX futures. Both are used as techniques for limiting the volatility of the Fund’s portfolio.

The Fund had transactions in written call options for the period ended March 31, 2016 as follows:

Written call options	Number of contracts	Premium received
Written Options outstanding at September 30, 2015	25	$92
Options written	182	387
Options closed	(157)	(307)
Options expired	(26)	(90)
Options exercised	—	—

Written Options outstanding at March 31, 2016	24	$82

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

The following is a summary of the Fund’s option contracts which have a primary risk exposure to equity contracts as of March 31, 2016:

Statements of Assets and Liabilities
Assets: Purchased call options at value	$3 (1)
Liabilities: Written options	(121)

Net asset (liability) balance	$(118)

Statements of Operations
Net realized gain (loss) on purchased options	$(53	)(2)
Net realized gain (loss) on written options	(356)
Net change in unrealized appreciation (depreciation) on purchased options	(7	)(3)
Net change in unrealized appreciation (depreciation) on written options	(92)

Total realized and unrealized gain (loss) on purchased and written options	$(508)

(1)	Amount included in Investment in unaffiliated securities at value.
(2)	Amount included in Net realized gain (loss) on unaffiliated investments.
(3)	Amount included in net change in unrealized appreciation (depreciation) on unaffiliated investments.

For the period ended March 31, 2016, the average daily premiums paid by the Fund for purchased call options were $12, and the average daily premiums received for written call options by the Fund were $(65).

Note 4. Investment	Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Essential Resources Fund	1.10%

	First $1 Billion	$1+ Billion
Bond Fund	0.45%	0.40%
Wealth Masters Fund	0.85	0.80

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
CA Tax-Exempt Bond Fund	0.45%	0.40%	0.35%
High Yield Fund	0.65	0.60	0.55
Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45
Senior Floating Rate Fund	0.60	0.55	0.50

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Low Volatility Equity Fund	0.95%	0.90%	0.85%

During the period covered by these financial statements, the Bond Fund, High Yield Fund, Multi-Sector Intermediate Fund, and the Senior Floating Rate Fund invested a portion of its assets in Virtus Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $3, $1, $25, and $20, respectively. These waivers are in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and are included in the Statements of Operations in “expenses reimbursed and/or waived by the investment adviser”.

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Fund(s) they serve are as follows:

Fund	Subadviser	Fund	Subadviser
Bond Fund	NF(1)	Low Volatility Equity Fund	Rampart(4)
CA Tax-Exempt Bond Fund	NF(1)	Multi-Sector Intermediate Bond Fund	NF(1)
Essential Resources Fund	KBI(3)	Senior Floating Rate Fund	NF(1)
High Yield Fund	NF(1)	Wealth Masters Fund	Horizon(2)

(1)	Newfleet Asset Management, LLC, an indirect wholly-owned subsidiary of Virtus (“NF”)
(2)	Horizon Asset Management, LLC (“Horizon”)
(3)	Kleinwort Benson Investors International, Ltd. (“KBI”)
(4)	Rampart Investment Management Company, LLC (“Rampart”)

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

C.	Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit certain Funds’ total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses), so that such expenses do not exceed the percentages of the applicable Fund’s average daily net asset values as listed below.

	Class A	Class B	Class C	Class I	Through Date
Bond Fund	0.85%	1.60%	1.60%	0.60%	1/31/17
CA Tax-Exempt Bond Fund	0.85	—	—	0.60	1/31/17
Essential Resources Fund	1.65	—	2.40	1.40	1/31/17
High Yield Fund	1.15	1.90	1.90	0.90	1/31/17
Low Volatility Equity Fund	1.55	—	2.30	1.30	1/31/17
Senior Floating Rate Fund(1)	1.20	—	1.95	0.95	1/31/17
Wealth Masters Fund	1.45	—	2.20	1.20	1/31/17

(1)	Excluding leverage expenses, if any.

D.	Expense Recapture

For certain Funds, the Adviser may recapture operating expenses waived or reimbursed under these arrangements within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2016	2017	2018	Total
Bond Fund	$222	$197	$204	$623
CA Tax-Exempt Bond Fund	100	103	110	313
Essential Resources Fund	—	—	113	113
High Yield Fund	161	150	146	457
Low Volatility Equity Fund	29	81	55	165
Wealth Masters Fund	96	8	14	118

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of each Fund’s shares and has advised the Funds that for the six months (the “period”) ended March 31, 2016, it retained net commissions of $10 for Class A shares and deferred sales charges of $27, $ – and $15 for Class A shares, Class B shares, and Class C shares respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares; Class I shares and Class R6 shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended March 31, 2016, the Funds incurred administration fees totaling $622 which are included in the Statements of Operations.

For the period ended March 31, 2016, the Funds incurred transfer agent fees totaling $721 which are included in the Statements of Operations. A portion of these fees are paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

At March 31, 2016, Virtus and its affiliates and the retirement plans of Virtus and its affiliates held shares of certain Funds which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
Essential Resources Fund
Class A	10,055	$86
Class C	10,007	86
Class I	483,600	4,149
Low Volatility Equity Fund
Class A	10,289	114
Class C	10,197	112
Class I	134,208	1,491
Multi-Sector Intermediate Bond Fund
Class R6	10,129	98

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

H.	Investments in Affiliates

A summary of the total long-term and short-term purchases and sales of the affiliated, Virtus Credit Opportunities Fund during the period ended March 31, 2016 is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
Bond Fund	$1,143	$9	$—	$1,127	$21	$—
High Yield Fund	342	8	—	342	6	—
Multi-Sector Intermediate Bond Fund	9,058	70	—	8,933	164	—
Senior Floating Rate Fund	7,502	51	1,579	5,834	112	—

I.	Payment from Affiliate

During the period the Adviser reimbursed certain funds for losses. These amounts are included in payments by affiliates in the Statements of Operations. There was no impact on the total return.

Note 5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and written options) during the period ended March 31, 2016, were as follows:

	Purchases	Sales
Bond Fund	$14,493	$16,152
CA Tax-Exempt Bond	3,227	4,078
Essential Resources Fund	1,749	1,671
High Yield Fund	27,942	25,682
Low Volatility Equity Fund	452	776
Multi-Sector Intermediate Bond Fund	64,915	106,020
Senior Floating Rate Fund	75,295	199,476
Wealth Masters Fund	17,248	47,975

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended March 31, 2016, were as follows:

	Purchases	Sales
Bond Fund	$6,204	$1,889
Multi-Sector Intermediate Bond Fund	7,239	9,914

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Note 6. Capital	Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Bond Fund				CA Tax-Exempt Bond Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	103	$1,119	248	$2,789	39	$474	245	$3,076
Reinvestment of distributions	55	601	128	1,443	50	605	95	1,156
Shares repurchased	(384)	(4,191)	(707)	(7,970)	(77)	(936)	(432)	(5,262)

Net Increase / (Decrease)	(226)	$(2,471)	(331)	$(3,738)	12	$143	(92)	$(1,030)

Class B
Sale of shares	—	$—	—	$— (2)	—	$—	—	$—
Reinvestment of distributions	— (1)	1	— (1)	4	—	—	—	—
Shares repurchased	(4)	(40)	(10)	(106)	—	—	—	—

Net Increase / (Decrease)	(4)	$(39)	(10)	$(102)	—	$—	—	$—

Class C
Sale of shares	455	$4,843	1,066	$11,856	—	$—	—	$—
Reinvestment of distributions	9	100	17	190	—	—	—	—
Shares repurchased	(207)	(2,211)	(827)	(9,164)	—	—	—	—

Net Increase / (Decrease)	257	$2,732	256	$2,882	—	$—	—	$—

Class I
Sale of shares	577	$6,384	429	$4,917	172	$2,086	66	$807
Reinvestment of distributions	25	275	52	600	38	456	64	753
Shares repurchased	(227)	(2,522)	(342)	(3,905)	(202)	(2,432)	(133)	(1,613)

Net Increase / (Decrease)	375	$4,137	139	$1,612	8	$110	(3)	$(53)

	Essential Resources Fund				High Yield Fund
	Six Months Ended March 31, 2016 (Unaudited)		From Inception March 23, 2015 to September 30, 2015		Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	— (1)	$1	10	$103	533	$2,064	11,578	$49,167
Reinvestment of distributions	— (1)	1	—	—	327	1,280	824	3,485
Shares repurchased	—	—	—	—	(1,438)	(5,565)	(13,440)	(56,820)

Net Increase / (Decrease)	— (1)	$2	10	$103	(578)	$(2,221)	(1,038)	$(4,168)

Class B
Sale of shares	—	$—	—	$—	— (1)	$— (2)	1	$4
Reinvestment of distributions	—	—	—	—	— (1)	1	1	3
Shares repurchased	—	—	—	—	(2)	(8)	(16)	(66)

Net Increase / (Decrease)	—	$—	—	$—	(2)	$(7)	(14)	$(59)

Class C
Sale of shares	—	$—	13	$129	131	$508	349	$1,452
Reinvestment of distributions	— (1)	— (2)	—	—	20	78	41	172
Shares repurchased	(1)	(5)	— (1)	— (2)	(206)	(782)	(388)	(1,603)

Net Increase / (Decrease)	(1)	$(5)	13	$129	(55)	$(196)	2	$21

Class I
Sale of shares	40	$336	485	$4,847	1,283	$5,140	815	$3,498
Reinvestment of distributions	4	30	—	—	53	208	87	367
Shares repurchased	(31)	(260)	(2)	(19)	(770)	(2,902)	(1,148)	(4,834)

Net Increase / (Decrease)	13	$106	483	$4,826	566	$2,446	(246)	$(969)

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

	Low Volatility Equity Fund				Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	25	$289	171	$2,056	878	$8,484	2,970	$30,801
Reinvestment of distributions	3	40	1	7	198	1,907	565	5,794
Shares repurchased	(4)	(44)	(34)	(395)	(1,712)	(16,441)	(3,956)	(40,421)

Net Increase / (Decrease)	24	$285	138	$1,668	(636)	$(6,050)	(421)	$(3,826)

Class B
Sale of shares	—	$—	—	$—	—	$—	3	$36
Reinvestment of distributions	—	—	—	—	4	43	19	196
Shares repurchased	—	—	—	—	(73)	(704)	(230)	(2,365)

Net Increase / (Decrease)	—	$—	—	$—	(69)	$(661)	(208)	$(2,133)

Class C
Sale of shares	19	$213	140	$1,648	694	$6,781	2,225	$23,203
Reinvestment of distributions	2	23	— (1)	2	112	1,087	337	3,489
Shares repurchased	(40)	(438)	(39)	(462)	(1,660)	(16,119)	(2,927)	(30,282)

Net Increase / (Decrease)	(19)	$(202)	101	$1,188	(854)	$(8,251)	(365)	$(3,590)

Class I
Sale of shares	— (1)	$— (2)	6	$71	4,308	$41,374	7,369	$75,867
Reinvestment of distributions	3	32	1	6	226	2,178	657	6,736
Shares repurchased	(2)	(25)	—	—	(7,396)	(70,928)	(7,278)	(74,560)

Net Increase / (Decrease)	1	$7	7	$77	(2,862)	$(27,376)	748	$8,043

Class R6
Sale of shares	—	$—	—	$—	12	$117	183	$1,906
Reinvestment of distributions	—	—	—	—	4	39	5	40
Shares repurchased	—	—	—	—	(26)	(247)	(6)	(61)

Net Increase / (Decrease)	—	$—	—	$—	(10)	$(91)	182	$1,885

	Senior Floating Rate Fund				Wealth Masters Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	548	$5,008	5,295	$51,097	231	$3,095	1,889	$28,329
Reinvestment of distributions	478	4,373	1,177	11,287	74	981	82	1,205
Shares repurchased	(4,396)	(40,229)	(8,090)	(77,658)	(1,296)	(16,803)	(1,740)	(25,440)

Net Increase / (Decrease)	(3,370)	$(30,848)	(1,618)	$(15,274)	(991)	$(12,727)	231	$4,094

Class C
Sale of shares	408	$3,749	1,575	$15,160	162	$2,071	1,134	$16,676
Reinvestment of distributions	179	1,642	483	4,636	40	520	39	567
Shares repurchased	(2,367)	(21,679)	(5,520)	(53,095)	(687)	(8,785)	(680)	(9,890)

Net Increase / (Decrease)	(1,780)	$(16,288)	(3,462)	$(33,299)	(485)	$(6,194)	493	$7,353

Class I
Sale of shares	5,507	$50,283	9,564	$91,910	320	$4,349	1,346	$20,069
Reinvestment of distributions	383	3,497	1,206	11,564	47	630	74	1,097
Shares repurchased	(11,235)	(102,580)	(27,432)	(263,127)	(1,164)	(15,329)	(2,336)	(33,811)

Net Increase / (Decrease)	(5,345)	$(48,800)	(16,662)	$(159,653)	(797)	$(10,350)	(916)	$(12,645)

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Note 7. 10% Shareholders

As of March 31, 2016, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Bond Fund	11%	1
CA-Tax Exempt Bond Fund	32	1
Essential Resources Fund	92	1	*
Low Volatility Equity Fund	76	3	*
Multi-Sector Intermediate Bond Fund	11	1
Senior Floating Rate Fund	36	2
Wealth Masters Fund	24	1

*	Includes affiliated shareholder account(s)

Note 8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At March 31, 2016, the following Funds held securities issued by various companies in specific sectors or countries as detailed below:

Fund	Sector	Percentage of Total Investments
Essential Resources Fund	Industrials	32%
Senior Floating Rate Fund	Consumer Discretionary	28
Wealth Masters Fund	Consumer Discretionary	33

Note 9. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has also entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bond Fund	$77,812	$1,688	$(1,553)	$135
CA Tax-Exempt Bond Fund	28,182	1,992	(62)	1,930
Essential Resources Fund	4,781	72	(512)	(440)
High Yield Fund	70,590	783	(4,936)	(4,153)
Low Volatility Equity Fund Securities	4,548	423	—	423
Low Volatility Equity Fund Options	12	—	(48)	(48)
Multi-Sector Intermediate Bond Fund	303,457	4,465	(23,564)	(19,099)
Senior Floating Rate Fund	601,731	1,346	(26,878)	(25,532)
Wealth Masters Fund	95,989	5,619	(6,709)	(1,090)

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2017	2018	No Expiration		Total
			Short-Term	Long-Term
Bond Fund	$3,149	$—	$8	$—	$3,157
High Yield Fund	13,758	9,151	7	—	22,916
Multi-Sector Intermediate Bond Fund	—	—	—	114	114
Senior Floating Rate Fund	—	—	129	68	197

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 11. Regulatory	Matters and Litigation

From time to time, the Trust, the Fund’s investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc. et al.) alleging violation of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. Virtus and its affiliates, including the Funds’ adviser, believe that the suit is without merit and intend to defend it vigorously. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Briefing of the motion was completed on December 4, 2015, and oral argument was held on December 17, 2015. The motion is pending. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc. et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleges claims against Virtus, certain Virtus officers and affiliates (including the Funds’ investment adviser, Euclid Advisors LLC and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On July 27, 2015, the court issued an order to show cause requiring lead plaintiff to explain no later than July 31, 2015, why his claims should not be transferred and consolidated with the In re Virtus Investment Partners, Inc. Securities Litigation action discussed above. On October 1, 2015, the plaintiff filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, Plaintiffs filed a Second Amended Complaint. A motion to dismiss was filed on behalf of the Company and affiliated defendants on February 1, 2016. Briefing of the motion was completed on March 11, 2016 and oral argument was held on April 8, 2016. The motion is pending. Virtus and its affiliates, including the Funds’ adviser, believe the plaintiff’s claims asserted in the complaint are frivolous and intend to defend them vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

Note 12. Borrowings

($ reported in thousands)

On July 1, 2015, the Funds as well as other Funds of the Trust (with the exception of the Senior Floating Rate Fund), entered into a $50,000 secured Line of Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Funds to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Fund’s total net assets in accordance with the Agreement. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

No Funds made borrowings during the period and no Fund had any outstanding borrowings as of March 31, 2016.

On April 30, 2012, the Senior Floating Rate Fund entered into a Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $125,000. Borrowings under the Agreement are collateralized by investments of the Fund. Interest is charged at LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid and accrued for the period ended March 31, 2016, were $81 and are included in interest

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

expense and fees on the Statement of Operations. The Agreement is renewable by the Fund with the Bank’s consent. The Agreement can also be converted to a 364 day fixed term facility, one time at the Fund’s option. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. From October 1, 2015 to March 31, 2016, the average daily borrowings under the Agreement and the weighted daily average interest rate were $23,671 and 1.082%, respectively. At March 31, 2016, the Fund had no outstanding borrowings.

Note 13. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Funds held securities considered to be illiquid at March 31, 2016:

Fund	Aggregate Value	% of Fund’s net assets
Bond Fund	$52	0.1%
High Yield Fund	285	0.4
Multi-Sector Intermediate Bond Fund	452	0.2
Senior Floating Rate Fund	3,258	0.6

None of the securities referenced in this table are restricted.

At March 31, 2016, the Funds did not hold any securities that are both illiquid and restricted.

Note 14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus High Yield Fund, Virtus Low Volatility Equity Fund, Virtus Multi-Sector Intermediate Bond Fund, Virtus Senior Floating Rate Fund and Virtus Wealth Masters Fund (individually and collectively, the “Funds”) of the Trust. At an in-person meeting held November 18-19, 2015 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meeting information provided from VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2015.

Virtus Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, and 5-year periods and underperformed the median of its Performance Universe for the 1- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10- year periods and underperformed its benchmark for the 1-year period.

Virtus CA Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus High Yield Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3- and 5-year periods and underperformed the median of its Performance Universe for the 1- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Low Volatility Equity Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year to date and 1-year period. The Board also noted that the Fund underperformed its benchmark for the year to date and 1-year period.

Virtus Multi-Sector Intermediate Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe and its benchmark for the 1-year period, and outperformed the median of its Performance Universe and its benchmark for the 3-, 5- and 10-year periods.

Virtus Senior Floating Rate Fund. The Board noted that Fund performance was equal to the median of its Performance Universe for the 1-year period and that the Fund outperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus Wealth Masters Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year to date and 1- year periods The Board also noted that the Fund outperformed its benchmark for the year to date and underperformed its benchmark for the 1-year period.

The Board also considered management’s discussion about the reasons for each Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Bond Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus CA Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus High Yield Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were equal to the median of the Expense Group.

Virtus Low Volatility Equity Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus Multi-Sector Intermediate Bond Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Senior Floating Rate Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Virtus Wealth Masters Funds. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Horizon Asset Management LLC and Kleinwort Benson Investors International, the unaffiliated Subadvisers, the Board relied on the ability of VIA to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Insight Trust, Virtus

Opportunities Trust, Virtus Retirement Trust and Virtus Variable Insurance Trust

Supplement dated April 14, 2016 to the Statements of Additional Information (“SAI”) dated February 29, 2016,

July 29, 2015, April 30, 2015, January 29, 2016, January 8, 2016

and April 30, 2015, respectively

IMPORTANT NOTICE TO INVESTORS

In the section “More Information About Fund Investment Strategies & Related Risks,” the second sentence of the fourth paragraph under the heading “Mortgage Pass-through Securities” is hereby replaced with the following: “The Funds will take the position that privately-issued, mortgage-related securities, and other asset-backed securities, do not represent interests in any particular ‘industry’ or group of industries.”

Investors should retain this supplement with the Prospectuses for future reference.

AllSAIs/AssetBacked (4/2016)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8022	05-16

SEMIANNUAL REPORT

Virtus Real Estate Securities Fund

March 31, 2016

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

Prospectus and Statement of Additional Information (“SAI”) supplements applicable to the Fund appear at the back of this semiannual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Real Estate Securities Fund

(“Real Estate Securities Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six months ended March 31, 2016.

During the period, global equity markets were challenged by falling oil prices, China’s slowdown, and anticipation of the first rate hike by the Federal Reserve (the “Fed”) in nine years, which was finally realized in December. For the six months ended March 31, 2016, major U.S. equity markets had strong gains, with the large-cap S&P 500® Index and Dow Jones Industrial AverageSM returning 8.49% and 10.07%, respectively, while the technology-heavy NASDAQ Composite Index® was up 6.07%. International equities also produced positive returns, particularly emerging markets, which gained 6.41% over the six months, as measured by the MSCI Emerging Markets Index (net dividends).

U.S. Treasuries were unsettled for much of the period, though demand for this “safe haven” asset eased in late March following the Fed’s decision to delay further rate hikes in the near term. The yield on the bellwether 10-year U.S. Treasury was 1.78% on March 31, 2016 compared with 2.06% on September 30, 2015. For the six months ended March 31, 2016, the broader U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 2.44%, while non-investment grade bonds rose 1.22%, as measured by the Barclays U.S. Corporate High Yield Bond Index.

The strength of the global economy is likely to remain a concern for the markets in the months ahead, and investors will watch with great interest the actions of the Fed and other central banks. The U.S. economy’s continued growth, as evidenced by stronger jobs, housing, and consumer spending data, should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2016

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS REAL ESTATE SECURITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2015 TO MARCH 31, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Real Estate Securities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and timing of any purchases or redemptions.

2

VIRTUS REAL ESTATE SECURITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2015 TO MARCH 31, 2016

Expense Table
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,111.60	1.38%	$7.29
Class B	1,000.00	1,107.50	2.13	11.22
Class C	1,000.00	1,107.70	2.13	11.22
Class I	1,000.00	1,112.80	1.13	5.97
Class R6	1,000.00	1,114.10	0.97	5.13

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.10	1.38	6.96
Class B	1,000.00	1,014.35	2.13	10.73
Class C	1,000.00	1,014.35	2.13	10.73
Class I	1,000.00	1,019.35	1.13	5.70
Class R6	1,000.00	1,020.15	0.97	4.90

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS REAL ESTATE SECURITIES FUND

KEY INVESTMENT TERMS

MARCH 31, 2016 (Unaudited)

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges and it is not available for direct investment.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges and it is not available for direct investment.

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

4

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Asset Allocations

The following table presents portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector at March 31, 2016.
Apartments	19%
Office	17
Regional Malls	12
Shopping Centers	11
Self Storage	9
Lodging/Resorts	8
Industrials	7
Other (includes short-term investments)	17

Total	100%

	SHARES	VALUE
COMMON STOCKS—97.0%
REAL ESTATE INVESTMENT TRUSTS—97.0%
DATA CENTERS—2.8%
Coresite Realty Corp	153,900	$10,775
Digital Realty Trust, Inc.	303,650	26,870

		37,645

HEALTH CARE—4.2%
Healthcare Trust of America Inc	397,103	11,683
Ventas, Inc.	525,961	33,114
Welltower, Inc.	171,541	11,895

		56,692

INDUSTRIAL/OFFICE—27.5%
Industrial—7.2%
DCT Industrial Trust, Inc.	1,211,603	47,822
Prologis, Inc.	1,089,702	48,143

		95,965

Mixed—3.6%
Duke Realty Corp.	1,030,952	23,237

	SHARES	VALUE
Mixed (continued)
Liberty Property Trust	738,366	$24,706

		47,943

Office—16.7%
Boston Properties, Inc.	342,883	43,574
Cousins Properties, Inc.	1,994,970	20,708
Douglas Emmett, Inc.	1,117,829	33,658
Highwoods Properties, Inc.	688,942	32,938
Kilroy Realty Corp.	818,942	50,668
Paramount Group, Inc.	1,811,236	28,889
SL Green Realty Corp.	126,777	12,282

		222,717

Total Industrial/Office		366,625

LODGING/RESORTS—7.6%
Host Hotels & Resorts, Inc.	2,075,086	34,654
LaSalle Hotel Properties	659,728	16,697
Pebblebrook Hotel Trust	873,713	25,399
RLJ Lodging Trust	1,075,652	24,611

		101,361

See Notes to Financial Statements

5

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
RESIDENTIAL—21.0%
Apartments—18.1%
American Campus Communities, Inc.	366,917	$17,278
AvalonBay Communities, Inc.	336,190	63,943
Camden Property Trust	214,186	18,011
Equity Residential	902,945	67,748
Essex Property Trust, Inc.	317,740	74,307

		241,287

Manufactured Homes—1.3%
Equity LifeStyle Properties, Inc.	238,553	17,350

		17,350

Single Family Homes—1.6%
American Homes 4 Rent Class A	1,329,800	21,144

		21,144

Total Residential		279,781

RETAIL—25.2%
Free Standing—1.9%
STORE Capital Corp	956,443	24,753

		24,753

Regional Malls—12.1%
General Growth Properties, Inc.	1,171,175	34,819
Macerich Co. (The)	37,675	2,985
Simon Property Group, Inc.	594,241	123,418

		161,222

Shopping Centers—11.2%
Brixmor Property Group, Inc.	983,696	25,202
Federal Realty Investment Trust	272,500	42,524
Regency Centers Corp.	478,700	35,831
Tanger Factory Outlet Centers, Inc.	1,264,700	46,022

		149,579

Total Retail		335,554

	SHARES	VALUE
SELF STORAGE—8.7%
CubeSmart	539,650	$17,970
Extra Space Storage, Inc.	394,183	36,840
Public Storage	220,120	60,716

		115,526
TOTAL COMMON STOCKS (Identified Cost $775,165)		1,293,184
TOTAL LONG TERM INVESTMENTS—97.0%
(Identified cost $775,165)		1,293,184
SHORT-TERM INVESTMENTS—1.0%
Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.390%)(2)	13,666,791	13,667
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $13,667)		13,667
TOTAL INVESTMENTS—98.0% (Identified Cost $788,832)		1,306,851	(1)
Other assets and liabilities, net—2.0%		26,959

NET ASSETS—100.0%		$1,333,810

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Financial Statements

6

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,293,184	$1,293,184
Short-term Investments	13,667	13,667

Total Investments	$1,306,851	$1,306,851

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

See Notes to Financial Statements

7

VIRTUS REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2016 (Unaudited)

($ Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$1,306,851
Cash	20,000
Receivables
Investment securities sold	14,024
Fund shares sold	1,821
Dividends and interest receivable	5,600
Prepaid expenses	64
Prepaid trustee retainer	6

Total assets	1,348,366

Liabilities
Payables
Fund shares repurchased	2,805
Investment securities purchased	10,141
Investment advisory fees	803
Distribution and service fees	182
Administration fees	123
Transfer agent fees and expenses	456
Trustee fees and expenses	4
Professional fees	9
Other accrued expenses	33

Total liabilities	14,556

Net Assets	$1,333,810

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$788,897
Accumulated undistributed net investment income (loss)	9,342
Accumulated undistributed net realized gain (loss)	17,552
Net unrealized appreciation (depreciation) on investments	518,019

Net Assets	$1,333,810

Class A
Net asset value (net assets/shares outstanding) per share	$35.73
Maximum offering price per share NAV/(1-5.75%)	$37.91
Shares of beneficial interest outstanding, no par value, unlimited authorization	17,072,281
Net Assets	$610,056
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$35.14
Shares of beneficial interest outstanding, no par value, unlimited authorization	28,699
Net Assets	$1,008
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$35.65
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,892,176
Net Assets	$67,448
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$35.69
Shares of beneficial interest outstanding, no par value, unlimited authorization	18,017,640
Net Assets	$643,122
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$35.70
Shares of beneficial interest outstanding, no par value, unlimited authorization	341,020
Net Assets	$12,176

(1) Investment in securities at cost	$788,832

See Notes to Financial Statements

8

VIRTUS REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$28,048
Interest	8

Total investment income	28,056

Expenses
Investment advisory fees	4,796
Service fees, Class A	756
Distribution and service fees, Class B	6
Distribution and service fees, Class C	328
Administration fees	805
Transfer agent fees and expenses	1,455
Registration fees	87
Printing fees and expenses	74
Custodian fees	10
Professional fees	18
Trustees’ fees and expenses	43
Miscellaneous expenses	37

Total expenses	8,415

Net investment income (loss)	19,641

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	67,835
Net change in unrealized appreciation (depreciation) on investments	52,841

Net gain (loss) on investments	120,676

Net increase (decrease) in net assets resulting from operations	$140,317

See Notes to Financial Statements

9

VIRTUS REAL ESTATE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$19,641	$21,459
Net realized gain (loss)	67,835	197,947
Net change in unrealized appreciation (depreciation)	52,841	(43,973)

Increase (decrease) in net assets resulting from operations	140,317	175,433

From Distributions to Shareholders
Net investment income, Class A	(4,538)	(9,863)
Net investment income, Class B	(4)	(10)
Net investment income, Class C	(255)	(399)
Net investment income, Class I	(5,457)	(11,111)
Net investment income, Class R6	(109)	(12)
Net realized short-term gains, Class A	(3,754)	(2,206)
Net realized short-term gains, Class B	(7)	(7)
Net realized short-term gains, Class C	(410)	(189)
Net realized short-term gains, Class I	(3,796)	(1,983)
Net realized short-term gains, Class R6	(66)	(—	)(1)
Net realized long-term gains, Class A	(92,686)	(36,741)
Net realized long-term gains, Class B	(183)	(122)
Net realized long-term gains, Class C	(10,113)	(3,144)
Net realized long-term gains, Class I	(93,729)	(33,016)
Net realized long-term gains, Class R6	(1,631)	(5)

Decrease in net assets from distributions to shareholders	(216,738)	(98,808)

From Share Transactions
Sale of shares
Class A (1,781 and 5,635 shares, respectively)	64,680	229,447
Class B (1 and —(2) shares, respectively)	17	14
Class C (94 and 249 shares, respectively)	3,320	10,111
Class I (1,819 and 3,839 shares, respectively)	64,295	156,081
Class R6 (263 and 55 shares, respectively)	10,213	2,219

Reinvestment of distributions
Class A (2,866 and 1,152 shares, respectively)	96,389	46,862
Class B (5 and 3 shares, respectively)	175	124
Class C (294 and 83 shares, respectively)	9,853	3,363
Class I (2,995 and 1,103 shares, respectively)	100,646	44,771
Class R6 (54 and —(2) shares, respectively)	1,806	17

Shares repurchased
Class A (3,738 and 10,962 shares, respectively)	(135,418)	(439,189)
Class B (15 and 43 shares, respectively)	(523)	(1,694)
Class C (216 and 330 shares, respectively)	(7,708)	(13,174)
Class I (3,664 and 6,450 shares, respectively)	(135,451)	(260,654)
Class R6 (18 and 12 shares, respectively)	(634)	(489)

Increase (decrease) in net assets from share transactions	71,660	(222,191)

Net increase (decrease) in net assets	(4,761)	(145,566)

Net Assets
Beginning of period	1,338,571	1,484,137

End of period	$1,333,810	$1,338,571

Accumulated undistributed net investment income (loss) at end of period	$9,342	$64

(1)	Amount is less than $500.
(2)	Amount is less than 500 shares.

See Notes to Financial Statements

10

VIRTUS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A
10/1/15 to 3/31/16(7)	$38.45	0.53	3.32	3.85	(0.28)	(6.29)	(6.57)	(2.72)	$35.73	11.16	%(6)	$610,056	1.38	%(5)	2.92	%(5)	9	%(6)
10/1/14 to 9/30/15	36.65	0.51	3.76	4.27	(0.53)	(1.94)	(2.47)	1.80	38.45	11.34		621,507	1.36		1.26		22
10/1/13 to 9/30/14	35.10	0.29	3.86	4.15	(0.29)	(2.31)	(2.60)	1.55	36.65	12.75		745,473	1.38		0.79		28
10/1/12 to 9/30/13	34.19	0.36	0.91	1.27	(0.36)	—	(0.36)	0.91	35.10	3.70		745,631	1.40		1.00		30
10/1/11 to 9/30/12	26.05	0.21	8.24	8.45	(0.31)	—	(0.31)	8.14	34.19	32.49		789,925	1.41		0.67		24
10/1/10 to 9/30/11	26.10	0.11	0.12	0.23	(0.28)	—	(0.28)	(0.05)	26.05	0.82		605,073	1.46		0.39		36

Class B
10/1/15 to 3/31/16(7)	$37.90	0.35	3.30	3.65	(0.12)	(6.29)	(6.41)	(2.76)	$35.14	10.75	%(6)	$1,008	2.13	%(5)	1.95	%(5)	9	%(6)
10/1/14 to 9/30/15	36.13	0.17	3.74	3.91	(0.20)	(1.94)	(2.14)	1.77	37.90	10.51		1,418	2.11		0.42		22
10/1/13 to 9/30/14	34.62	(0.01)	3.84	3.83	(0.01)	(2.31)	(2.32)	1.51	36.13	11.91		2,770	2.13		(0.02)		28
10/1/12 to 9/30/13	33.72	0.10	0.89	0.99	(0.09)	—	(0.09)	0.90	34.62	2.92		3,978	2.15		0.29		30
10/1/11 to 9/30/12	25.71	0.02	8.06	8.08	(0.07)	—	(0.07)	8.01	33.72	31.49		6,761	2.16		0.07		24
10/1/10 to 9/30/11	25.76	(0.01)	0.03	0.02	(0.07)	—	(0.07)	(0.05)	25.71	0.03		9,461	2.21		(0.05)		36

Class C
10/1/15 to 3/31/16(7)	$38.37	0.40	3.31	3.71	(0.14)	(6.29)	(6.43)	(2.72)	$35.65	10.77	%(6)	$67,448	2.13	%(5)	2.21	%(5)	9	%(6)
10/1/14 to 9/30/15	36.59	0.22	3.73	3.95	(0.23)	(1.94)	(2.17)	1.78	38.37	10.49		66,023	2.11		0.56		22
10/1/13 to 9/30/14	35.04	0.01	3.87	3.88	(0.02)	(2.31)	(2.33)	1.55	36.59	11.91		62,889	2.13		0.04		28
10/1/12 to 9/30/13	34.14	0.08	0.92	1.00	(0.10)	—	(0.10)	0.90	35.04	2.93		63,005	2.15		0.23		30
10/1/11 to 9/30/12	26.02	(0.03)	8.22	8.19	(0.07)	—	(0.07)	8.12	34.14	31.48		60,941	2.16		(0.10)		24
10/1/10 to 9/30/11	26.06	(0.09)	0.12	0.03	(0.07)	—	(0.07)	(0.04)	26.02	0.08		44,853	2.21		(0.30)		36
The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

11

VIRTUS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class I
10/1/15 to 3/31/16(7)	$38.42	0.58	3.31	3.89	(0.33)	(6.29)	(6.62)	(2.73)	$35.69	11.28	%(6)	$643,122	1.13	%(5)	3.19	%(5)	9	%(6)
10/1/14 to 9/30/15	36.62	0.62	3.75	4.37	(0.63)	(1.94)	(2.57)	1.80	38.42	11.63		647,976	1.11		1.55		22
10/1/13 to 9/30/14	35.07	0.39	3.86	4.25	(0.39)	(2.31)	(2.70)	1.55	36.62	13.04		673,005	1.13		1.07		28
10/1/12 to 9/30/13	34.16	0.43	0.92	1.35	(0.44)	—	(0.44)	0.91	35.07	3.96		494,963	1.15		1.21		30
10/1/11 to 9/30/12	26.03	0.30	8.22	8.52	(0.39)	—	(0.39)	8.13	34.16	32.80		422,374	1.16		0.93		24
10/1/10 to 9/30/11	26.08	0.19	0.12	0.31	(0.36)	—	(0.36)	(0.05)	26.03	1.08		320,059	1.21		0.65		36

Class R6
10/1/15 to 3/31/16(7)	$38.42	0.72	3.21	3.93	(0.36)	(6.29)	(6.65)	(2.72)	$35.70	11.41	%(6)	$12,176	0.97	%(5)	4.12	%(5)	9	%(6)
11/12/14(4) to 9/30/15	40.32	0.79	(0.06)	0.73	(0.69)	(1.94)	(2.63)	(1.90)	38.42	1.54	(6)	1,647	0.94	(5)	2.30	(5)	22

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.
(4)	Inception date of class.
(5)	Annualized.
(6)	Not annualized.
(7)	Unaudited.

See Notes to Financial Statements

12

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2016 (Unaudited)

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 28 funds of the Trust are offered for sale, of which the Real Estate Securities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of capital appreciation and income with equal emphasis. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares, Class I shares and Class R6 shares for sale. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. (For information regarding Qualifying Transactions, refer to the Fund’s prospectus.)

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit sharing plans, defined benefit plans and other employer directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

13

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. It is the Fund’s policy to recognize transfers at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative

14

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2012 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

15

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro rata expenses of any underlying mutual funds in which the Fund invests.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1 Billion through $2 Billion	$2+ Billion
0.75%	0.70%	0.65%

B.	Subadviser

Duff & Phelps Investment Management Co. (the “Subadviser”), an indirect wholly owned subsidiary of Virtus, is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2016, it retained net commissions of $6 for Class A shares and deferred sales charges of $3 for Class C shares.

In addition, the Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the daily average net assets of each respective class at the annual rates as follows: 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares. Class R6 shares and Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

16

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

D.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.

For the period ended March 31, 2016, the Fund incurred administration fees totaling $633 which are included in the Statement of Operations.

For the period ended March 31, 2016, the Fund incurred transfer agent fees totaling $1,404 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

E.	Affiliated Shareholders

At March 31, 2016, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated to the following:

Shares	Aggregate Net Asset Value
138,182	$4,932

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2016, were as follows:

Purchases	Sales
$113,552	$268,310

There were no purchases or sales of long-term U.S. Government and agency securities for the period ended March 31, 2016.

Note 5. Borrowings

($ reported in thousands)

On July 1, 2015, the Fund and other affiliated Funds entered into a $50,000 secured Line of Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-fifth of the Fund’s total net assets in accordance with the Agreement. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Fund had no outstanding borrowings at any time during the period ended March 31, 2016.

17

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Note 6. 10% Shareholders

As of March 31, 2016, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
26%	2

The shareholders are not affiliated with Virtus.

Note 7. Credit Risk and Asset Concentrations

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 8. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has also entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 9. Federal Income Tax Information

($ reported in thousands)

At March 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$811,134	$509,411	$(13,694)	$495,717

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 10. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the

18

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc. et al.) alleging violation of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. Virtus and its affiliates, including the Funds’ adviser, believe that the suit is without merit and intend to defend it vigorously. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Briefing of the motion was completed on December 4, 2015, and oral argument was held on December 17, 2015. The motion is pending. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc. et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleges claims against Virtus, certain Virtus officers and affiliates (including the Funds’ investment adviser, Euclid Advisors LLC and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On July 27, 2015, the court issued an order to show cause requiring lead plaintiff to explain no later than July 31, 2015, why his claims should not be transferred and consolidated with the In re Virtus Investment Partners, Inc. Securities Litigation action discussed above. On October 1, 2015, the plaintiff filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, Plaintiffs filed a Second Amended Complaint. A motion to dismiss was filed on behalf of the Company and affiliated defendants on February 1, 2016. Briefing of the motion was completed on March 11, 2016 and oral argument was held on April 8, 2016. The motion is pending. Virtus and its affiliates, including the Funds’ adviser, believe the plaintiff’s claims asserted in the complaint are frivolous and intend to defend them vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

19

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

20

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Real Estate Securities Fund (the “Fund”). At an in-person meeting held November 18-19, 2015 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meeting information from VIA and the Subadviser, including a completed questionnaire, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance

21

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

22

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2015.

The Board noted that the Fund outperformed the median of its Performance Universe for the

1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 10-year periods and underperformed its benchmark for the 3- and 5-year periods.

The Board also considered management’s discussion about the reasons for the Fund’s underperformance relative to its benchmark. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, expense information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

23

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

The Board considered that the Fund’s net management fee was equal to the median of the Expense Group and net total expenses were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it

24

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliates of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

25

Virtus Emerging Markets Small-Cap Fund, Virtus Equity Trend Fund, Virtus Global Opportunities Fund and Virtus Real Estate Securities Fund, each a series of Virtus Opportunities Trust

Supplement dated April 14, 2016 to the Summary and Statutory Prospectuses dated January 28, 2016

IMPORTANT NOTICE TO INVESTORS

Virtus Emerging Markets Small-Cap Fund

The section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the bar chart showing Calendar Year Total Returns for Class A Shares and is hereby amended by restating the 2015 return as -16.78%.

Additionally, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:

	1 Year	Class I Since Inception (12/17/13)
Class A
Return Before Taxes	(21.57%)	(11.23%)
Return After Taxes on Distributions	(21.30%)	(11.53%)
Return After Taxes on Distributions and Sale of Fund Shares	(11.30%)	(8.11%)
Class C
Return Before Taxes	(17.30%)	(9.25%)
Class I
Return Before Taxes	(16.51%)	(8.37%)
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	1.38%	(9.23%)
MSCI Emerging Markets Small Cap Index (net) (reflects no deduction of fees, expenses or taxes)	(6.85%)	(2.11%)

Virtus Equity Trend Fund

In the section “Management of the Funds,” the table on page 180 of the statutory prospectus under the heading “Management Fees” is hereby corrected for the fund to show the breakpoint to be $4 billion.

Virtus Global Opportunities Fund

The Average Annual Total Return table in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended by restating the one-year return for Class B Shares as -0.35%.

Virtus Real Estate Securities Fund

The Average Annual Total Return table in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended by restating the one-year return for Class B Shares as -2.02%.

Investors should retain this supplement with the

Prospectuses for future reference.

VOT 8020 Perf (4/2016)

Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Insight Trust, Virtus Opportunities Trust, Virtus Retirement Trust and Virtus Variable Insurance Trust

Supplement dated April 14, 2016 to the Statements of Additional Information (“SAI”) dated February 29, 2016, July 29, 2015, April 30, 2015, January 29, 2016, January 8, 2016 and April 30, 2015, respectively

IMPORTANT NOTICE TO INVESTORS

In the section “More Information About Fund Investment Strategies & Related Risks,” the second sentence of the fourth paragraph under the heading “Mortgage Pass-through Securities” is hereby replaced with the following: “The Funds will take the position that privately-issued, mortgage-related securities, and other asset-backed securities, do not represent interests in any particular ‘industry’ or group of industries.”

Investors should retain this supplement with the Prospectuses for future reference.

AllSAIs/AssetBacked (4/2016)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8023	05-16

P.O. Box 9874 Providence, RI 02940-8074

SEMIANNUAL REPORT

Virtus Foreign Opportunities Fund

March 31, 2016

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

*	Prospectus and Statement of Additional Information (“SAI”) supplements applicable to the Fund appear at the back of this semiannual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Foreign Opportunities Fund

(“Foreign Opportunities Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six months ended March 31, 2016.

During the period, global equity markets were challenged by falling oil prices, China’s slowdown, and anticipation of the first rate hike by the Federal Reserve (the “Fed”) in nine years, which was finally realized in December. For the six months ended March 31, 2016, major U.S. equity markets had strong gains, with the large-cap S&P 500® Index and Dow Jones Industrial AverageSM returning 8.49% and 10.07%, respectively, while the technology-heavy NASDAQ Composite Index® was up 6.07%. International equities also produced positive returns, particularly emerging markets, which gained 6.41% over the six months, as measured by the MSCI Emerging Markets Index (net dividends).

U.S. Treasuries were unsettled for much of the period, though demand for this “safe haven” asset eased in late March following the Fed’s decision to delay further rate hikes in the near term. The yield on the bellwether 10-year U.S. Treasury was 1.78% on March 31, 2016 compared with 2.06% on September 30, 2015. For the six months ended March 31, 2016, the broader U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 2.44%, while non-investment grade bonds rose 1.22%, as measured by the Barclays U.S. Corporate High Yield Bond Index.

The strength of the global economy is likely to remain a concern for the markets in the months ahead, and investors will watch with great interest the actions of the Fed and other central banks. The U.S. economy’s continued growth, as evidenced by stronger jobs, housing, and consumer spending data, should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2016

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS FOREIGN OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2015 TO MARCH 31, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Foreign Opportunities Fund (the “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

2

VIRTUS FOREIGN OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2015 TO MARCH 31, 2016

Expense Table
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,057.90	1.43%	$7.36
Class C	1,000.00	1,053.60	2.18	11.19
Class I	1,000.00	1,059.00	1.17	6.02
Class R6	1,000.00	1,059.40	1.07	5.51

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.85	1.43	7.21
Class C	1,000.00	1,014.10	2.18	10.98
Class I	1,000.00	1,019.15	1.17	5.91
Class R6	1,000.00	1,019.65	1.07	5.40

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS FOREIGN OPPORTUNITIES FUND

KEY INVESTMENT TERMS

MARCH 31, 2016 (Unaudited)

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops, and operates income producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

4

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Asset Allocations

The following table presents the portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector at March 31, 2016.
Consumer Staples	41%
Health Care	17
Financials	15
Consumer Discretionary	12
Information Technology	12
Industrials	2
Materials	1

Total	100%

	SHARES	VALUE
COMMON STOCKS—98.2%
Consumer Discretionary—11.8%
Alimentation Couche- Tard, Inc. Class B (Canada)	752,905	$33,508
Domino’s Pizza Group plc (United Kingdom)	1,622,580	23,491
Hermes International SA (France)	56,326	19,834
Naspers Ltd. Class N (South Africa)	187,666	26,198
Paddy Power plc (Ireland)	170,511	23,787
Persimmon plc (United Kingdom)	991,508	29,691
Priceline Group, Inc. (The) (United States)(2)	28,112	36,235

		192,744

Consumer Staples—40.2%
British American Tobacco plc (United Kingdom)	1,844,620	108,357
Chocoladefabrike Lindt & Spruengli AG (Switzerland)	4,914	30,459

	SHARES	VALUE
Consumer Staples (continued)
Diageo plc (United Kingdom)	941,444	$25,441
Imperial Tobacco Group plc (United Kingdom)	734,643	40,760
ITC Ltd. (India)	3,276,535	16,241
Japan Tobacco, Inc. (Japan)	816,100	34,009
L’Oreal SA (France)	129,238	23,155
Nestle S.A. Registered Shares (Switzerland)	1,018,379	76,096
Philip Morris International, Inc. (United States)	928,636	91,108
Reckitt Benckiser Group plc (United Kingdom)	795,869	76,928
SABMiller plc (United Kingdom)	905,656	55,360
Unicharm Corp. (Japan)	827,700	18,011
Unilever N.V. CVA (Netherlands)	1,379,733	61,834

		657,759

Financials—14.5%
ABN AMRO Group NV (Netherlands)(2)	791,388	16,214

See Notes to Financial Statements

5

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials (continued)
Daito Trust Construction Co., Ltd. (Japan)	174,800	$24,819
Housing Development Finance Corp. (India)	3,676,113	61,374
Housing Development Finance Corp. Bank Ltd. (India)	4,191,567	67,799
Housing Development Finance Corp. Bank Ltd. ADR (India)	13,874	855
Link REIT (The) (Hong Kong)	2,954,753	17,521
Lloyds Banking Group plc (United Kingdom)	29,018,369	28,349
UBS Group AG (Switzerland)	1,231,074	19,832

		236,763

Health Care—16.9%
Bayer AG Registered Shares (Germany)	275,192	32,348
Coloplast A/S Class B (Denmark)	221,093	16,753
CSL Ltd. (Australia)	542,820	42,209
Essilor International SA (France)	241,171	29,789
Grifols SA (Spain)	1,102,628	24,554
Novo Nordisk A/S Class B (Denmark)	615,008	33,359
Ramsay Health Care Ltd. (Australia)	601,704	28,301
Roche Holding AG (Switzerland)	278,561	68,572

		275,885

Industrials—2.2%
Bureau Veritas SA (France)	814,914	18,152
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,834,289	17,935

		36,087

	SHARES	VALUE
Information Technology—11.3%
Accenture plc Class A (United States)	267,356	$30,853
Alphabet, Inc. Class C (United States)(2)	61,510	45,822
MasterCard, Inc. Class A (United States)	269,915	25,507
PayPal Holdings, Inc. (United States)(2)	922,118	35,594
SAP SE (Germany)	577,762	46,743

		184,519

Materials—1.3%
Air Liquide SA (France)	188,576	21,220
TOTAL COMMON STOCKS (Identified Cost $1,161,757)		1,604,977
TOTAL LONG TERM INVESTMENTS—98.2%
(Identified Cost $1,161,757)		1,604,977
TOTAL INVESTMENTS—98.2% (Identified Cost $1,161,757)		1,604,977(1)
Other assets and liabilities, net—1.8%		29,947

NET ASSETS—100.0%		$1,634,924

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

For information regarding the abbreviations, See Key Investment Terms starting on page 4

See Notes to Financial Statements

6

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings†
United Kingdom	24%
United States	17
Switzerland	12
India	9
France	7
Germany	5
Netherlands	5
Other	21
Total	100%

†	% of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,604,977	$1,604,977

Total Investments	$1,604,977	$1,604,977

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $294,211 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities (See Notes 2A in the Notes to Financial Statements).

See Notes to Financial Statements

7

VIRTUS FOREIGN OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$1,604,977
Foreign currency at value(2)	3,603
Cash	24,744
Receivables
Investment securities sold	4,245
Fund shares sold	4,160
Dividends and interest receivable	7,035
Tax reclaims	4,309
Prepaid expenses	88
Prepaid trustee retainer	2

Total assets	1,653,163

Liabilities
Payables
Fund shares repurchased	10,821
Investment securities purchased	5,102
Investment advisory fees	1,252
Distribution and service fees	189
Administration fees	166
Transfer agent fees and expenses	664
Other accrued expenses	45

Total liabilities	18,239

Net Assets	$1,634,924

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,410,311
Accumulated undistributed net investment income (loss)	4,177
Accumulated undistributed net realized gain (loss)	(222,720)
Net unrealized appreciation (depreciation) on investments	443,156

Net Assets	$1,634,924

Class A
Net asset value (net assets/shares outstanding) per share	$28.61
Maximum offering price per share NAV/(1–5.75%)	$30.36
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	14,302,589
Net Assets	$409,135
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$28.27
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	4,308,746
Net Assets	$121,808
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$28.64
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	38,332,246
Net Assets	$1,097,728
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$28.65
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	218,250
Net Assets	$6,253

(1) Investment in securities at cost	$1,161,757

(2) Foreign currency at cost	3,603

See Notes to Financial Statements

8

VIRTUS FOREIGN OPPORTUNITIES FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$16,680
Security lending, net of fees	28
Foreign taxes withheld	(839)

Total investment income	15,869

Expenses
Investment advisory fees	7,559
Service fees, Class A	516
Distribution and service fees, Class C	610
Administration fees	1,101
Transfer agent fees and expenses	1,431
Registration fees	92
Printing fees and expenses	75
Custodian fees	108
Professional fees	26
Trustees’ fees and expenses	56
Miscellaneous expenses	51

Total expenses	11,625
Earnings credit from custodian	(29)

Net expenses	11,596

Net investment income (loss)	4,273

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	23,075
Net realized gain (loss) on foreign currency transactions	734
Net change in unrealized appreciation (depreciation) on investments	74,002
Net change in unrealized appreciation (depreciation) on foreign currency translation	123

Net gain (loss) on investments	97,934

Net increase (decrease) in net assets resulting from operations	$102,207

See Notes to Financial Statements

9

VIRTUS FOREIGN OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

($ Reported in thousands)

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$4,273	$19,610
Net realized gain (loss)	23,809	(54,757)
Net change in unrealized appreciation (depreciation)	74,125	(7,892)

Increase (decrease) in net assets resulting from operations	102,207	(43,039)

From Distributions to Shareholders
Net investment income, Class A	(2,553)	(4,099)
Net investment income, Class C	(544)	(244)
Net investment income, Class I	(8,549)	(14,754)
Net investment income, Class R6	(33)	(22)

Decrease in net assets from distributions to shareholders	(11,679)	(19,119)

From Share Transactions
Sale of shares
Class A (1,258 and 3,683 shares, respectively)	35,238	104,669
Class C (368 and 981 shares, respectively)	10,226	27,884
Class I (7,905 and 13,604 shares, respectively)	217,746	387,428
Class R6 (119 and 170 shares, respectively)	3,196	4,966

Reinvestment of distributions
Class A (84 and 133 shares, respectively)	2,360	3,774
Class C (17 and 8 shares, respectively)	484	211
Class I (288 and 488 shares, respectively)	8,060	13,901
Class R6 (1 and 1 shares, respectively)	33	22

Shares repurchased
Class A (1,975 and 5,843 shares, respectively)	(54,987)	(164,218)
Class C (439 and 855 shares, respectively)	(12,107)	(24,083)
Class I (15,088 and 13,756 shares, respectively)	(423,938)	(390,723)
Class R6 (67 and 6 shares, respectively)	(1,763)	(165)

Increase (decrease) in net assets from share transactions	(215,452)	(36,334)

Net increase (decrease) in net assets	(124,924)	(98,492)

Net Assets
Beginning of period	1,759,848	1,858,340

End of period	$1,634,924	$1,759,848

Accumulated undistributed net investment income (loss) at end of period	$4,177	$11,585

See Notes to Financial Statements

10

VIRTUS FOREIGN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A
10/1/15 to 3/31/16(8)	$27.21	0.05	1.52	1.57	(0.17)	(0.17)	1.40	$28.61	5.79	%(7)	$409,135	1.43	%(5)(6)	0.37	%(6)	10	%(7)
10/1/14 to 9/30/15	28.12	0.25	(0.92)	(0.67)	(0.24)	(0.24)	(0.91)	27.21	(2.41)		406,429	1.41		0.89		32
10/1/13 to 9/30/14	27.01	0.24	1.03	1.27	(0.16)	(0.16)	1.11	28.12	4.72		477,036	1.43		0.85		31
10/1/12 to 9/30/13	25.42	0.23	1.63	1.86	(0.27)	(0.27)	1.59	27.01	7.37		676,149	1.46		0.85		29
10/1/11 to 9/30/12	20.83	0.27	4.73	5.00	(0.41)	(0.41)	4.59	25.42	24.34		398,166	1.45		1.16		47
10/1/10 to 9/30/11	22.06	0.34	(1.23)	(0.89)	(0.34)	(0.34)	(1.23)	20.83	(4.15)		346,594	1.47		1.48		31

Class C
10/1/15 to 3/31/16(8)	$26.95	(0.05)	1.49	1.44	(0.12)	(0.12)	1.32	$28.27	5.36	%(7)	$121,808	2.18	%(5)(6)	(0.37	)%(6)	10	%(7)
10/1/14 to 9/30/15	27.88	0.04	(0.91)	(0.87)	(0.06)	(0.06)	(0.93)	26.95	(3.13)		117,568	2.17		0.15		32
10/1/13 to 9/30/14	26.82	0.04	1.02	1.06	—	—	1.06	27.88	3.95		117,906	2.18		0.15		31
10/1/12 to 9/30/13	25.27	0.03	1.62	1.65	(0.10)	(0.10)	1.55	26.82	6.56		101,655	2.21		0.10		29
10/1/11 to 9/30/12	20.57	0.10	4.70	4.80	(0.10)	(0.10)	4.70	25.27	23.43		54,634	2.20		0.42		47
10/1/10 to 9/30/11	21.81	0.17	(1.22)	(1.05)	(0.19)	(0.19)	(1.24)	20.57	(4.85)		45,742	2.22		0.74		31

Class I
10/1/15 to 3/31/16(8)	$27.23	0.08	1.52	1.60	(0.19)	(0.19)	1.41	$28.64	5.90	%(7)	$1,097,728	1.17	%(5)(6)	0.60	%(6)	10	%(7)
10/1/14 to 9/30/15	28.14	0.32	(0.91)	(0.59)	(0.32)	(0.32)	(0.91)	27.23	(2.16)		1,231,349	1.17		1.14		32
10/1/13 to 9/30/14	27.03	0.32	1.02	1.34	(0.23)	(0.23)	1.11	28.14	4.97		1,263,398	1.18		1.13		31
10/1/12 to 9/30/13	25.43	0.28	1.66	1.94	(0.34)	(0.34)	1.60	27.03	7.66		1,048,274	1.21		1.04		29
10/1/11 to 9/30/12	20.89	0.34	4.72	5.06	(0.52)	(0.52)	4.54	25.43	24.64		672,948	1.20		1.46		47
10/1/10 to 9/30/11	22.12	0.42	(1.26)	(0.84)	(0.39)	(0.39)	(1.23)	20.89	(3.88)		584,212	1.22		1.83		31

Class R6
10/1/15 to 3/31/16(8)	$27.24	0.13	1.48	1.61	(0.20)	(0.20)	1.41	$28.65	5.94	%(7)	$6,253	1.07	%(5)(6)	0.91	%(6)	10	%(7)
11/14/14(4) to 9/30/15	28.66	0.36	(1.45)	(1.09)	(0.33)	(0.33)	(1.42)	27.24	(3.84	)(6)	4,502	1.07	(5)(6)	1.44	(6)	32

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.
(4)	Inception date of class.
(5)	Earnings credits from custodian were not material, as reflected in the Statement of Operations, and had no impact on the financial highlights.
(6)	Annualized.
(7)	Not annualized.
(8)	Unaudited.

See Notes to Financial Statements

11

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2016 (Unaudited)

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 28 funds of the Trust are offered for sale, of which the Foreign Opportunities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares, Class I shares and Class R6 shares.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit sharing plans, defined benefit plans and other employer directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and

12

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do

13

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2012 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

14

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

In addition to the net operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Securities Lending

($ reported in thousands)

The Fund may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, the Fund doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2016, the Fund had no securities on loan.

I.	Earnings Credit and Interest

Through arrangements with the Fund’s custodian, the Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce the Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest income” in the Fund’s Statement of Operations for the period, as applicable.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

15

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $2 Billion	$2+ Billion – $4 Billion	$4+ Billion
0.85%	0.80%	0.75%

B.	Subadviser

Vontobel Asset Management, Inc. (the “Subadviser”) is the Subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2016, it retained net commissions of $11 for Class A shares and deferred sales charges of $3 for Class A shares and $3 for Class C shares.

In addition, the Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25% and Class C shares 1.00%. Class R6 shares and Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

D.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Fund.

For the period ended March 31, 2016, the Fund incurred administration fees totaling $867 which are included in the Statement of Operations.

For the period ended March 31, 2016, the Fund incurred transfer agent fees totaling $400 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

E.	Affiliated Shareholders

At March 31, 2016, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Class R6 shares	3,556	102

16

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2016, were as follows:

Purchases	Sales
$165,754	$422,942

There were no purchases or sales of long-term U.S. Government and agency securities for the Fund during the period ended March 31, 2016.

Note 5. Borrowings

($ reported in thousands)

On July 1, 2015, the Fund and other affiliated Funds entered into a $50,000 secured Line of Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the Agreement. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Fund had no outstanding borrowings at any time during the period ended March 31, 2016.

Note 6. 10% Shareholders

As of March 31, 2016, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
23%	1

The shareholders are not affiliated with Virtus.

Note 7. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

17

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

At March 31, 2016, the Fund held securities issued by various companies in the Consumer Staples Sector representing 41% of the total investments of the Fund.

Note 8. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has also entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 9. Federal Income Tax Information

($ reported in thousands)

At March 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,171,067	$457,442	$(23,532)	$433,910

The Fund has capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

2018		No Expiration		Total
Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
183,071	—	860	10,250	183,931	10,250

The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 10. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc.

18

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

et al.) alleging violation of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. Virtus and its affiliates, including the Funds’ adviser, believe that the suit is without merit and intend to defend it vigorously. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Briefing of the motion was completed on December 4, 2015, and oral argument was held on December 17, 2015. The motion is pending. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc. et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleges claims against Virtus, certain Virtus officers and affiliates (including the Funds’ investment adviser, Euclid Advisors LLC and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On July 27, 2015, the court issued an order to show cause requiring lead plaintiff to explain no later than July 31, 2015, why his claims should not be transferred and consolidated with the In re Virtus Investment Partners, Inc. Securities Litigation action discussed above. On October 1, 2015, the plaintiff filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, Plaintiffs filed a Second Amended Complaint. A motion to dismiss was filed on behalf of the Company and affiliated defendants on February 1, 2016. Briefing of the motion was completed on March 11, 2016 and oral argument was held on April 8, 2016. The motion is pending. Virtus and its affiliates, including the Funds’ adviser, believe the plaintiff’s claims asserted in the complaint are frivolous and intend to defend them vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

19

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Foreign Opportunities Fund (the “Fund”). At an in-person meeting held November 18-19, 2015 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meeting information provided from VIA and the Subadviser, including a completed questionnaire, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The

20

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Broadridge, an

21

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2015.

The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 10-year periods and underperformed its benchmark for the 3 and 5-year periods.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

22

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Vontobel Asset Management, Inc., is an unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate this Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no change to the advisory fee structure of the Fund was necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors.

The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted that there may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

23

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

24

Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Insight Trust, Virtus

Opportunities Trust, Virtus Retirement Trust and Virtus Variable Insurance Trust

Supplement dated April 14, 2016 to the Statements of Additional Information (“SAI”) dated February 29, 2016, July 29, 2015, April 30, 2015, January 29, 2016, January 8, 2016 and April 30, 2015, respectively

IMPORTANT NOTICE TO INVESTORS

In the section “More Information About Fund Investment Strategies & Related Risks,” the second sentence of the fourth paragraph under the heading “Mortgage Pass-though Securities” is hereby replaced with the following: “The Funds will take the position that privately-issued, mortgage-related securities, and other asset-backed securities, do not represent interest in any particular “industry” or group of industries.”

Investors should retain this supplement with the

Prospectuses for future reference.

AllSAIs/AssetBacked (4/2016)

25

Virtus Foreign Opportunities Fund, Virtus Global Opportunities Fund and

Virtus Greater European Opportunities Fund,

each a series of Virtus Opportunities Trust

Supplement dated March 8, 2016 to the Summary and

Statutory Prospectuses dated January 28, 2016, as supplemented February 8, 2016,

and the Statement of Additional Information (“SAI”) dated January 28, 2016

IMPORTANT NOTICE TO INVESTORS

Effective March 8, 2016, Rajiv Jain, of Vontobel Asset Management, Inc., is no longer a portfolio manager for the above-named funds. The resulting disclosure changes to the funds’ prospectuses and SAI are described below.

The disclosure under “Portfolio Management” in each fund’s summary prospectus and in the summary section of each fund’s statutory prospectus is hereby revised by removing each reference to Mr. Jain.

The disclosure under “Portfolio Management” in Virtus Foreign Opportunities Fund’s summary prospectus and in the summary section of Virtus Foreign Opportunities Fund’s statutory prospectus is hereby replaced with the following:

> Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, is the manager of the fund. Mr. Benkendorf has served as Portfolio Manager of the fund since March 2016.

The disclosure under “Portfolio Management” in Virtus Global Opportunities Fund’s summary prospectus and in the summary section of Virtus Global Opportunities Fund’s statutory prospectus is hereby replaced with the following:

> Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, is the manager of the fund. Mr. Benkendorf has served as Portfolio Manager of the fund since March 2016 and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (2009 through 2014).

The disclosure under “Portfolio Management” in Virtus Greater European Opportunities Fund’s summary prospectus and in the summary section of Virtus Greater European Opportunities Fund’s statutory prospectus is hereby replaced with the following:

> Daniel Kranson, CFA, a Portfolio Manager at Vontobel, is the manager of the fund. Mr. Kranson has served as Portfolio Manager of the fund since March 2016 and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (March 2013 through 2014).

The table under “Vontobel” on page 188 of the funds’ statutory prospectus is hereby replaced with the following:

Vontobel

Virtus Foreign Opportunities Fund	Matthew Benkendorf (since March 2016)
Virtus Global Opportunities Fund	Matthew Benkendorf (since 2009)
Virtus Greater European Opportunities Fund	Daniel Kranson, CFA (since March 2013)

26

The narrative under the referenced table is hereby amended by removing the biographical information for Mr. Jain and replacing the entire narrative section with the following:

Matthew Benkendorf. Mr. Benkendorf is Chief Investment Officer (since March 2016) of Vontobel. He serves as Portfolio Manager of the Foreign Opportunities Fund (since March 2016) and the Global Opportunities Fund (since March 2016) and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (2009 through 2014) of the Global Opportunities Fund. Previously at Vontobel he served as Managing Director (April 2013 to March 2016); Executive Director (April 2012 to April 2013); Director (July 2009 to April 2012); Vice President (2007 to 2009); Assistant Vice President (2005 to 2007); and Senior Research Analyst (2002 to 2005). Mr. Benkendorf joined Vontobel in 1999 as a Portfolio Administrator.

Daniel Kranson, CFA. Mr. Kranson is a Portfolio Manager of Vontobel. He serves as Portfolio Manager of the Greater European Opportunities Fund (since March 2016) and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (March 2013 through 2014) of the Greater European Opportunities Fund. Mr. Kranson joined Vontobel in 2007 as a senior research analyst with a primary focus on consumer staples, energy, health care, and materials stocks. Previously, he was at Scout Capital Management as an analyst (from 2006 to 2007) and at Sanford C. Bernstein & Co. as a sell side analyst (from 1999 to 2006).

The disclosure for each of the funds in the table under “Portfolio Managers” on pages 98 and 99 of the SAI is hereby amended by removing reference to Mr. Jain. In addition, Matthew Benkendorf’s name is hereby added as Portfolio Manager of the Foreign Opportunities Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table and the “Other Accounts Managed (With Performance-Based Fees)” table on pages 99 to 101 of the SAI is hereby amended by removing each reference to Mr. Jain.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 103 of the SAI is hereby amended by removing the reference to ownership by Mr. Jain.

Investors should retain this supplement with the

Prospectuses and SAI for future reference.

VOT 8020 Vontobel PMs (3/2016)

27

Virtus Foreign Opportunities Fund, Virtus Global Opportunities Fund and

Virtus Greater European Opportunities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 10, 2016 to the

Statement of Additional Information (“SAI”) dated January 28, 2016, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following changes are effective June 1, 2016.

The disclosure in the table under “Portfolio Managers” beginning on page 98 of the SAI is hereby amended by adding Daniel Kranson and David Souccar as Portfolio Managers of the Foreign Opportunities Fund, and Ramiz Chelat as Portfolio Manager of the Global Opportunities Fund.

Under “Other Accounts Managed (No Performance-Based Fees)” in the section “Portfolio Managers” beginning on page 99 of the SAI, new rows showing the following information for Mr. Chelat and Mr. Souccar and an associated footnote are added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ramiz Chelat*	2	$194,163,847	11	$4,587,981,522	22	$4,023,219,590
David Souccar*	5	$2,428,938,993	9	$3,367,844,450	5	$933,071,961

*	As of March 31, 2016.

Under “Other Accounts Managed (With Performance-Based Fees)” in the section “Portfolio Managers” beginning on page 100 of the SAI, new rows showing the following information for Mr. Chelat and Mr. Souccar and an associated footnote are added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ramiz Chelat*	N/A	N/A	1	$291,202,908	N/A	N/A
David Souccar*	N/A	N/A	N/A	N/A	N/A	N/A

*	As of March 31, 2016.

Under “Portfolio Manager Fund Ownership” in the section “Portfolio Managers” beginning on page 103 of the SAI, new rows showing the following information for Mr. Chelat and Mr. Souccar and an associated footnote are added to the table:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Ramiz Chelat*	Global Opportunities Fund	None
David Souccar*	Foreign Opportunities Fund	None

*	As of March 31, 2016.

28

Under “Portfolio Manager Fund Ownership” in the section “Portfolio Managers” beginning on page 103 of the SAI, Mr. Kranson’s information in the table is hereby updated with the following and by adding an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Daniel Kranson*	Foreign Opportunities Fund	None
	Greater European Opportunities Fund	$10,001-$50,000

*	As of March 31, 2016.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B SAI/VontobelPMs (5/2016)

29

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8025	05-16

P.O. Box 9874 Providence, RI 02940-8074

SEMIANNUAL REPORT

Virtus Alternatives Diversifier Fund

Virtus Equity Trend Fund*

Virtus Global Equity Trend Fund

Virtus Herzfeld Fund

Virtus Multi-Asset Trend Fund

Virtus Sector Trend Fund

March 31, 2016

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

* Prospectus supplements applicable to this Fund appear at the back of this semiannual Report.

Statement of Additional Information (“SAI”) supplements applicable to the Funds appear at the back of this semiannual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees (“Trustees” or the “Board”) of the Trust. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six months ended March 31, 2016.

During the period, global equity markets were challenged by falling oil prices, China’s slowdown, and anticipation of the first rate hike by the Federal Reserve (the “Fed”) in nine years, which was finally realized in December. For the six months ended March 31, 2016, major U.S. equity markets had strong gains, with the large-cap S&P 500® Index and Dow Jones Industrial AverageSM returning 8.49% and 10.07%, respectively, while the technology-heavy NASDAQ Composite Index® was up 6.07%. International equities also produced positive returns, particularly emerging markets, which gained 6.41% over the six months, as measured by the MSCI Emerging Markets Index (net dividends).

U.S. Treasuries were unsettled for much of the period, though demand for this “safe haven” asset eased in late March following the Fed’s decision to delay further rate hikes in the near term. The yield on the bellwether 10-year U.S. Treasury was 1.78% on March 31, 2016 compared with 2.06% on September 30, 2015. For the six months ended March 31, 2016, the broader U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 2.44%, while non-investment grade bonds rose 1.22%, as measured by the Barclays U.S. Corporate High Yield Bond Index.

The strength of the global economy is likely to remain a concern for the markets in the months ahead, and investors will watch with great interest the actions of the Fed and other central banks. The U.S. economy’s continued growth, as evidenced by stronger jobs, housing, and consumer spending data, should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely, George R. Aylward President, Virtus Mutual Funds April 2016

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of October 1, 2015 to March 31, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Alternatives Diversifier Fund
Actual
Class A	$1,000.00	$1,021.80	0.73%	$3.69
Class C	1,000.00	1,017.60	1.48	7.47
Class I	1,000.00	1,022.60	0.47	2.38
Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.35	0.73	3.69
Class C	1,000.00	1,017.60	1.48	7.47
Class I	1,000.00	1,022.65	0.47	2.38
Equity Trend Fund
Actual
Class A	$1,000.00	$971.20	1.53%	$7.54
Class C	1,000.00	968.00	2.24	11.02
Class I	1,000.00	972.10	1.30	6.41
Class R6	1,000.00	973.00	1.15	5.69
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.35	1.53	7.72
Class C	1,000.00	1,013.80	2.24	11.28
Class I	1,000.00	1,018.50	1.30	6.56
Class R6	1,000.00	1,019.25	1.15	5.81
Global Equity Trend Fund
Actual
Class A	$1,000.00	$965.20	1.75%	$8.60
Class C	1,000.00	961.40	2.50	12.26
Class I	1,000.00	967.30	1.50	7.38
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.25	1.75	8.82
Class C	1,000.00	1,012.50	2.50	12.58
Class I	1,000.00	1,017.50	1.50	7.57
Herzfeld Fund
Actual
Class A	$1,000.00	$1,037.30	1.60%	$8.15
Class C	1,000.00	1,033.70	2.35	11.95
Class I	1,000.00	1,039.70	1.35	6.88
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.00	1.60	8.07
Class C	1,000.00	1,013.25	2.35	11.83
Class I	1,000.00	1,018.25	1.35	6.81
Multi-Asset Trend Fund
Actual
Class A	$1,000.00	$980.80	1.61%	$7.97
Class C	1,000.00	977.60	2.36	11.67
Class I	1,000.00	982.40	1.36	6.74
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.95	1.61	8.12
Class C	1,000.00	1,013.20	2.36	11.88
Class I	1,000.00	1,018.20	1.36	6.86

2

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2015 to March 31, 2016

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Sector Trend Fund
Actual
Class A	$1,000.00	$1,008.00	1.06%	$5.32
Class C	1,000.00	1,003.70	1.81	9.07
Class I	1,000.00	1,008.90	0.81	4.07
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.70	1.06	5.35
Class C	1,000.00	1,015.95	1.81	9.12
Class I	1,000.00	1,020.95	0.81	4.09
*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees, reimbursed expenses, dividends and interest on short sales, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS

(Unaudited)

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

iShares®

Represents shares of an open-end exchange-traded fund.

Master Limited Partnership (MLP)

A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Treasury Inflation-Protected Securities (TIPS)

Treasury Inflation-Protected Securities provide protection against inflation. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the investor is paid the adjusted principal or original principal, whichever is greater.

4

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

MARCH 31, 2016 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors or countries and as a percentage of total investments attributable to each sector.

Alternatives Diversifier Fund

Affiliated Mutual Funds	53%
Exchange-Traded Funds	46
Money Market Mutual Fund	1

Total	100%

Equity Trend Fund

Consumer Discretionary	29%
Consumer Staples	13
Industrials	13
Health Care	12
Information Technology	10
Financials	9
Materials	6
Other	8

Total	100%

Global Equity Trend Fund

Consumer Discretionary	22%
Consumer Staples	11
Industrials	10
Health Care	8
Financials	8
Information Technology	7
Materials	5
Other (includes short-term investments)	29

Total	100%

Herzfeld Fund

Equity Funds	39%
Preferred Stock	25
International Equity Funds	24
Fixed Income Funds	6
International Fixed Income Funds	2
Other (includes short-term investments)	4

Total	100%

Multi-Asset Trend Fund

Common Stocks		39%
Consumer Discretionary	11%
Consumer Staples	5
Industrials	5
All other Common Stocks	18
Exchange-Traded Funds		43
Other (includes short-term investments)		18

Total		100%

Sector Trend Fund

Consumer Staples	21%
Industrials	20
Utilities	20
Consumer Discretionary	19
Information Technology	13
Materials	5
Telecommunication Services	2

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

5

VIRTUS ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

AFFILIATED MUTUAL FUNDS(3)—52.8%

Equity Funds—44.2%
Virtus Global Infrastructure Fund Class I	791,825	$10,697
Virtus Global Real Estate Securities Fund Class I	210,318	5,908
Virtus International Real Estate Securities Fund Class I	678,737	4,765
Virtus Real Estate Securities Fund Class I	135,013	4,819

		26,189

Fixed Income Funds—8.6%
Virtus Senior Floating Rate Fund Class I	555,676	5,095
TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $22,527)		31,284

EXCHANGE-TRADED FUNDS(3)—45.7%
Global X Uranium Fund	8,300	121
iShares S&P North American Natural Resources Sector Index Fund	205,310	6,104
Market Vectors Agribusiness Fund	8,500	396
Market Vectors Coal	165,632	1,247
PowerShares DB Commodity Index Tracking Fund(2)	411,400	5,467
PowerShares DB G10 Currency Harvest Fund(2)	390,550	9,127
WisdomTree Managed Futures Strategy Fund(2)	109,500	4,585
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $28,961)		27,047
TOTAL LONG TERM INVESTMENTS—98.5%
(Identified Cost $51,488)		58,331

SHORT-TERM INVESTMENT—1.5%

Money Market Mutual Fund—1.5%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.390%)(3)	890,553	891
TOTAL SHORT-TERM INVESTMENT (Identified Cost $891)		891
TOTAL INVESTMENTS—100.0% (Identified Cost $52,379)		59,222	(1)
Other assets and liabilities, net—0.0%		9

NET ASSETS—100.0%		$59,231

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at, March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$31,284	$31,284
Exchange-Traded Funds	27,047	27,047
Short-Term Investments	891	891

Total Investments	$59,222	$59,222

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

See Notes to Financial Statements

6

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.8%

Consumer Discretionary—29.1%
Advance Auto Parts, Inc.	21,923	$3,515
Amazon.com, Inc.(2)	25,145	14,927
AutoNation, Inc.(2)	21,859	1,020
AutoZone, Inc.(2)	8,992	7,164
Cablevision Systems Corp. Class A	22,733	750
CarMax, Inc.(2)	60,353	3,084
Carnival Corp.	113,585	5,994
Chipotle Mexican Grill, Inc.(2)	2,922	1,376
Comcast Corp. Class A	269,709	16,474
Darden Restaurants, Inc.	9,757	647
Dollar General Corp.	72,723	6,225
Dollar Tree, Inc.(2)	60,010	4,948
Expedia, Inc.	8,217	886
Gap, Inc. (The)	54,290	1,596
Genuine Parts Co.	242,519	24,097
Goodyear Tire & Rubber Co. (The)	684,869	22,587
H&R Block, Inc.	651,577	17,215
Hasbro, Inc.	128,642	10,304
Home Depot, Inc. (The)	129,090	17,224
Horton (D.R.), Inc.	238,868	7,221
Interpublic Group of Cos., Inc. (The)	395,544	9,078
L Brands, Inc.	58,206	5,111
Leggett & Platt, Inc.	130,116	6,298
Lennar Corp. Class A	130,330	6,303
Lowe’s Cos., Inc.	92,341	6,995
Marriott International, Inc. Class A	47,587	3,387
Mattel, Inc.	390,424	13,126
McDonald’s Corp.	85,848	10,789
Mohawk Industries, Inc.(2)	60,788	11,604
Netflix, Inc.(2)	27,216	2,782
Newell Rubbermaid, Inc.	412,834	18,284
NIKE, Inc. Class B	377,786	23,222
O’Reilly Automotive, Inc.(2)	29,207	7,993
Omnicom Group, Inc.	226,591	18,859
Priceline Group, Inc. (The)(2)	3,241	4,178
PulteGroup, Inc.	231,278	4,327
Ross Stores, Inc.	90,919	5,264
Royal Caribbean Cruises Ltd.	42,343	3,478
Starbucks Corp.	139,811	8,347
Starwood Hotels & Resorts Worldwide, Inc.	41,626	3,473
Target Corp.	156,268	12,858
Time Warner Cable, Inc.	31,266	6,398
Time Warner, Inc.	52,330	3,797
TJX Cos., Inc. (The)	150,673	11,805
TripAdvisor, Inc.(2)	6,616	440
Twenty-First Century Fox, Inc. Class A	76,637	2,137
Twenty-First Century Fox, Inc. Class B	28,229	796
Urban Outfitters, Inc.(2)	22,109	732
Viacom, Inc. Class B	22,726	938
Walt Disney Co. (The)	99,558	9,887
Wyndham Worldwide Corp.	28,653	2,190
Wynn Resorts Ltd.	266,968	24,943
Yum! Brands, Inc.	40,230	3,293

		420,366

	SHARES	VALUE

Consumer Staples—13.2%
Altria Group, Inc.	136,051	$8,525
Brown-Forman Corp. Class B	69,302	6,824
Campbell Soup Co.	15,405	983
Coca-Cola Co. (The)	265,225	12,304
Coca-Cola Enterprises, Inc.	10,762	546
ConAgra Foods, Inc.	39,547	1,765
Constellation Brands, Inc. Class A	130,910	19,779
CVS Health Corp.	105,610	10,955
Dr. Pepper Snapple Group, Inc.	10,514	940
General Mills, Inc.	52,076	3,299
Hershey Co. (The)	13,957	1,285
Hormel Foods Corp.	20,382	881
J.M. Smucker Co. (The)	9,264	1,203
Kellogg Co.	22,079	1,690
Kraft Heinz Co. (The)	50,341	3,955
Kroger Co. (The)	432,633	16,548
McCormick & Co., Inc.	9,538	949
Mead Johnson Nutrition Co.	16,164	1,374
Molson Coors Brewing Co. Class B	283,107	27,229
Mondelez International, Inc. Class A	109,208	4,381
Monster Beverage Corp.(2)	8,304	1,108
PepsiCo, Inc.	99,220	10,168
Philip Morris International, Inc.	109,854	10,778
Reynolds American, Inc.	74,984	3,772
SYSCO Corp.	560,258	26,181
Tyson Foods, Inc. Class A	23,603	1,573
Walgreens Boots Alliance, Inc.	83,082	6,999
Whole Foods Market, Inc.	152,145	4,733

		190,727

Energy—1.2%
Marathon Petroleum Corp.	90,701	3,372
Phillips 66	80,791	6,995
Tesoro Corp.	20,485	1,762
Valero Energy Corp.	81,941	5,256

		17,385

Financials—9.3%
Allstate Corp. (The)	59,660	4,019
American Tower Corp.	59,917	6,134
AON plc	83,023	8,672
Apartment Investment & Management Co. Class A	41,165	1,721
AvalonBay Communities, Inc.	37,665	7,164
CHUBB Ltd	66,029	7,867
Cincinnati Financial Corp.	20,909	1,367
CME Group, Inc.	53,660	5,154
Crown Castle International Corp.	48,075	4,158
Equity Residential	100,757	7,560
Essex Property Trust, Inc.	18,053	4,222
Federal Realty Investment Trust	11,780	1,838
General Growth Properties, Inc.	134,083	3,986

	SHARES	VALUE

Financials—continued
Intercontinental Exchange, Inc.	18,842	$4,430
Iron Mountain, Inc.	25,437	863
Kimco Realty Corp.	94,242	2,712
Macerich Co. (The)	30,688	2,432
Marsh & McLennan Cos., Inc.	157,692	9,586
McGraw-Hill Cos., Inc. (The)	42,889	4,245
Moody’s Corp.	27,288	2,635
NASDAQ OMX Group, Inc. (The)	18,235	1,210
Progressive Corp. (The)	89,101	3,131
Public Storage	21,340	5,886
Realty Income Corp.	53,073	3,318
Simon Property Group, Inc.	60,999	12,669
Travelers Cos., Inc. (The)	42,830	4,999
UDR, Inc.	72,704	2,801
Weyerhaeuser Co.	112,606	3,489
Willis Towers Watson PLC	41,982	4,982
XL Group plc	44,498	1,638

		134,888

Health Care—11.5%
Abbott Laboratories	85,583	3,580
AbbVie, Inc.	52,178	2,980
Aetna, Inc.	30,271	3,401
Agilent Technologies, Inc.	67,576	2,693
Alexion Pharmaceuticals, Inc.(2)	7,191	1,001
Allergan plc(2)	7,179	1,924
AmerisourceBergen Corp.	36,026	3,118
Amgen, Inc.	24,080	3,610
Anthem, Inc.	22,768	3,165
Bard (C.R.), Inc.	4,394	891
Baxalta, Inc.	18,627	753
Baxter International, Inc.	31,919	1,311
Becton, Dickinson & Co.	12,387	1,881
Biogen, Inc.(2)	7,111	1,851
Boston Scientific Corp.(2)	79,441	1,494
Bristol-Myers Squibb Co.	30,397	1,942
Cardinal Health, Inc.	60,668	4,972
Celgene Corp.(2)	25,075	2,510
Cigna Corp.	22,611	3,103
DENTSPLY Sirona, Inc.	408,150	25,154
Edwards Lifesciences Corp.(2)	13,195	1,164
Eli Lilly & Co.	17,786	1,281
Endo International plc(2)	3,796	107
Gilead Sciences, Inc.	43,626	4,008
HCA Holdings, Inc.(2)	152,767	11,923
Henry Schein, Inc.(2)	15,293	2,640
Humana, Inc.	13,323	2,437
Illumina, Inc.(2)	30,420	4,931
Intuitive Surgical, Inc.(2)	2,179	1,310
Johnson & Johnson	50,410	5,454
Mallinckrodt plc(2)	2,109	129
McKesson Corp.	42,440	6,674
Medtronic plc	81,464	6,110
Merck & Co., Inc.	50,897	2,693
Mylan NV(2)	7,530	349
Patterson Cos., Inc.	15,398	716
PerkinElmer, Inc.	24,016	1,188
Perrigo Co. plc	2,669	341
Pfizer, Inc.	112,467	3,334

See Notes to Financial Statements

7

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Health Care—continued
Regeneron Pharmaceuticals, Inc.(2)	3,146	$1,134
St. Jude Medical, Inc.	15,419	848
Stryker Corp.	18,998	2,038
Tenet Healthcare Corp.(2)	48,508	1,403
Thermo Fisher Scientific, Inc.	83,280	11,792
UnitedHealth Group, Inc.	84,197	10,853
Universal Health Services, Inc. Class B	44,383	5,535
Varian Medical Systems, Inc.(2)	5,495	440
Vertex Pharmaceuticals, Inc.(2)	7,842	623
Waters Corp.(2)	16,788	2,215
Zimmer Biomet Holdings, Inc.	10,912	1,164
Zoetis, Inc.	8,348	370

		166,538

Industrials—13.0%
3M Co.	32,495	5,415
Allegion plc	142,899	9,104
American Airlines Group, Inc.	125,588	5,150
Avery Dennison Corp.	37,352	2,693
Boeing Co. (The)	32,894	4,176
Cintas Corp.	252,404	22,668
Danaher Corp.	29,625	2,810
Delta Air Lines, Inc.	159,331	7,756
Dover Corp.	29,262	1,882
Dun & Bradstreet Corp.	17,875	1,843
Equifax, Inc.	57,776	6,603
Flowserve Corp.	25,822	1,147
General Dynamics Corp.	15,276	2,007
General Electric Co.	534,046	16,977
Honeywell International, Inc.	38,969	4,367
Illinois Tool Works, Inc.	62,446	6,397
Ingersoll-Rand plc	50,063	3,104
L-3 Communications Holdings, Inc.	3,668	435
Lockheed Martin Corp.	13,383	2,964
Masco Corp.	495,793	15,593
Nielsen Holdings plc	176,608	9,300
Northrop Grumman Corp.	9,277	1,836
Parker Hannifin Corp.	25,655	2,850
Pentair plc	33,878	1,838
Raytheon Co.	15,325	1,879
Republic Services, Inc.	126,018	6,005
Rockwell Collins, Inc.	6,481	598
Roper Technologies, Inc.	5,010	916
Snap-On, Inc.	11,402	1,790
Southwest Airlines Co.	132,149	5,920
Stanley Black & Decker, Inc.	27,887	2,934
Stericycle, Inc.(2)	44,143	5,570
Textron, Inc.	13,161	480
United Continental Holdings, Inc.(2)	75,167	4,500
United Technologies Corp.	40,229	4,027
Waste Management, Inc.	217,189	12,814
Xylem, Inc.	34,000	1,391

		187,739

	SHARES	VALUE

Information Technology—9.9%
Activision Blizzard, Inc.	242,950	$8,221
Adobe Systems, Inc.(2)	81,437	7,639
Akamai Technologies, Inc.(2)	12,015	668
Alliance Data Systems Corp.(2)	2,584	568
Alphabet, Inc. Class A(2)	9,836	7,504
Alphabet, Inc. Class C(2)	10,123	7,541
Apple, Inc.	133,079	14,504
Autodesk, Inc.(2)	37,240	2,171
Automatic Data Processing, Inc.	19,507	1,750
CA, Inc.	11,270	347
Citrix Systems, Inc.(2)	24,938	1,960
eBay, Inc.(2)	61,528	1,468
Electronic Arts, Inc.(2)	149,670	9,895
EMC Corp.	46,276	1,233
Equinix, Inc.	10,045	3,322
Facebook, Inc. Class A(2)	88,570	10,106
Fidelity National Information Services, Inc.	11,730	743
Fiserv, Inc.(2)	9,667	992
Hewlett Packard Enterprise Co.	42,916	761
HP Inc.(2)	43,121	531
Intuit, Inc.	42,136	4,383
MasterCard, Inc. Class A	41,872	3,957
Microsoft Corp.	363,591	20,081
NetApp, Inc.	6,977	190
Oracle Corp.	128,053	5,239
Paychex, Inc.	13,571	733
PayPal Holdings, Inc.(2)	47,017	1,815
Red Hat, Inc.(2)	7,341	547
salesforce.com, Inc.(2)	100,374	7,411
SanDisk Corp.	4,790	364
Seagate Technology plc	7,134	246
Symantec Corp.	28,790	529
Total System Services, Inc.	7,156	340
VeriSign, Inc.(2)	5,043	447
Verisk Analytics, Inc.(2)	76,856	6,142
Visa, Inc. Class A	82,312	6,295
Western Digital Corp.	5,534	261
Western Union Co. (The)	21,366	412
Xerox Corp.	40,247	449
Yahoo!, Inc.(2)	47,800	1,760

		143,525

Materials—6.4%
Ecolab, Inc.	52,033	5,803
Freeport-McMoRan Copper & Gold, Inc.	1,614,584	16,695
International Flavors & Fragrances, Inc.	15,710	1,787
International Paper Co.	169,976	6,976
Martin Marietta Materials, Inc.	63,882	10,190
Newmont Mining Corp.	740,471	19,682
PPG Industries, Inc.	52,718	5,877
Sealed Air Corp.	80,941	3,886
Sherwin-Williams Co. (The)	15,492	4,410
Vulcan Materials Co.	129,750	13,698
Westrock Co.	105,414	4,114

		93,118

	SHARES	VALUE

Specialized REIT—0.1%
Extra Space Storage, Inc.	18,027	$1,685

Telecommunication Services—1.6%
Level 3 Communications, Inc.(2)	440,940	23,304

Utilities—4.5%
AGL Resources, Inc.	372,111	24,239
Ameren Corp.	21,749	1,090
American Electric Power Co., Inc.	28,109	1,866
CenterPoint Energy, Inc.	40,624	850
CMS Energy Corp.	25,470	1,081
Consolidated Edison, Inc.	26,536	2,033
Dominion Resources, Inc.	51,728	3,886
DTE Energy Co.	16,087	1,458
Duke Energy Corp.	40,733	3,286
Edison International	18,072	1,299
Entergy Corp.	10,535	835
Eversource Energy	18,315	1,069
Exelon Corp.	54,168	1,943
FirstEnergy Corp.	22,734	818
NextEra Energy, Inc.	26,499	3,136
NiSource, Inc.	29,240	689
PG&E Corp.	42,572	2,542
Pinnacle West Capital Corp.	7,360	553
PPL Corp.	37,879	1,442
Public Service Enterprise Group, Inc.	45,333	2,137
SCANA Corp.	11,755	825
Sempra Energy	21,106	2,196
Southern Co.	52,723	2,727
TECO Energy, Inc.	22,799	628
WEC Energy Group, Inc.	26,824	1,611
XCEL Energy, Inc.	29,121	1,218

		65,457
TOTAL COMMON STOCKS (Identified Cost $1,367,121)		1,444,732
TOTAL LONG TERM INVESTMENTS—99.8%
(Identified Cost $1,367,121)		1,444,732
TOTAL INVESTMENTS—99.8%
(Identified Cost $1,367,121)		1,444,732	(1)
Other assets and liabilities, net—0.2%		2,953

NET ASSETS—100.0%		$1,447,685

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

8

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,444,732	$1,444,732

Total Investments	$1,444,732	$1,444,732

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

See Notes to Financial Statements

9

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—72.9%

Consumer Discretionary—20.4%
Advance Auto Parts, Inc.	354	$57
Amazon.com, Inc.(2)	402	239
AutoNation, Inc.(2)	362	17
AutoZone, Inc.(2)	144	115
Cablevision Systems Corp. Class A	364	12
CarMax, Inc.(2)	947	48
Carnival Corp.	1,476	78
Chipotle Mexican Grill, Inc.(2)	46	22
Comcast Corp. Class A	4,313	263
Darden Restaurants, Inc.	195	13
Dollar General Corp.	1,144	98
Dollar Tree, Inc.(2)	962	79
Expedia, Inc.	109	12
Gap, Inc. (The)	873	26
Genuine Parts Co.	3,828	380
Goodyear Tire & Rubber Co. (The)	10,866	358
H&R Block, Inc.	8,468	224
Hasbro, Inc.	2,049	164
Home Depot, Inc. (The)	2,052	274
Horton (D.R.), Inc.	3,104	94
Interpublic Group of Cos., Inc. (The)	7,657	176
L Brands, Inc.	945	83
Leggett & Platt, Inc.	1,691	82
Lennar Corp. Class A	1,694	82
Lowe’s Cos., Inc.	1,492	113
Marriott International, Inc. Class A	618	44
Mattel, Inc.	6,118	206
McDonald’s Corp.	1,366	172
Mohawk Industries, Inc.(2)	790	151
Netflix, Inc.(2)	441	45
Newell Rubbermaid, Inc.	5,365	238
NIKE, Inc. Class B	6,047	372
O’Reilly Automotive, Inc.(2)	468	128
Omnicom Group, Inc.	3,501	291
Priceline Group, Inc. (The)(2)	50	64
PulteGroup, Inc.	3,006	56
Ross Stores, Inc.	1,433	83
Royal Caribbean Cruises Ltd.	550	45
Starbucks Corp.	2,208	132
Starwood Hotels & Resorts Worldwide, Inc.	541	45
Target Corp.	2,461	202
Time Warner Cable, Inc.	509	104
Time Warner, Inc.	680	49
TJX Cos., Inc. (The)	2,401	188
TripAdvisor, Inc.(2)	117	8
Twenty-First Century Fox, Inc.	367	10
Twenty-First Century Fox, Inc. Class A	996	28
Urban Outfitters, Inc.(2)	296	10
Viacom, Inc. Class B	295	12
Walt Disney Co. (The)	1,294	128
Wyndham Worldwide Corp.	372	28
Wynn Resorts Ltd.	4,214	394
Yum! Brands, Inc.	620	51

		6,393

	SHARES	VALUE

Consumer Staples—10.3%
Altria Group, Inc.	2,537	$159
Brown-Forman Corp. Class B	1,091	107
Campbell Soup Co.	412	26
Coca-Cola Co. (The)	4,206	195
Coca-Cola Enterprises, Inc.	269	14
ConAgra Foods, Inc.	941	42
Constellation Brands, Inc. Class A	1,857	281
CVS Health Corp.	1,373	142
Dr. Pepper Snapple Group, Inc.	219	20
General Mills, Inc.	1,275	81
Hershey Co. (The)	291	27
Hormel Foods Corp.	642	28
J.M. Smucker Co. (The)	225	29
Kellogg Co.	582	45
Kraft Heinz Co. (The)	1,315	103
Kroger Co. (The)	6,859	262
McCormick & Co., Inc.	250	25
Mead Johnson Nutrition Co.	418	36
Molson Coors Brewing Co. Class B	4,364	420
Mondelez International, Inc. Class A	2,207	89
Monster Beverage Corp.(2)	153	20
PepsiCo, Inc.	1,565	160
Philip Morris International, Inc.	2,052	201
Reynolds American, Inc.	1,858	93
SYSCO Corp.	8,951	418
Tyson Foods, Inc. Class A	624	42
Walgreens Boots Alliance, Inc.	1,080	91
Whole Foods Market, Inc.	2,365	74

		3,230

Energy—0.7%
Marathon Petroleum Corp.	1,179	44
Phillips 66	1,050	91
Tesoro Corp.	266	23
Valero Energy Corp.	1,065	68

		226

Financials—7.5%
Allstate Corp. (The)	1,298	87
American Tower Corp. REIT	981	100
AON plc	1,315	137
Apartment Investment & Management Co. Class A REIT	695	29
AvalonBay Communities REIT, Inc.	595	113
CHUBB Ltd	1,499	179
Cincinnati Financial Corp.	504	33
CME Group, Inc.	697	67
Crown Castle International Corp. REIT	782	68
Equity Residential REIT	1,605	120
Essex Property Trust REIT, Inc.	291	68
Federal Realty Investment Trust REIT	223	35
Four Corners Property Trust REIT, Inc.	38	1
General Growth Properties REIT, Inc.	2,716	81
Intercontinental Exchange, Inc.	245	58
Iron Mountain REIT, Inc.	408	14

	SHARES	VALUE

Financials—continued
Kimco Realty Corp. REIT	2,005	$58
Macerich Co. REIT (The)	636	50
Marsh & McLennan Cos., Inc.	2,525	153
McGraw-Hill Cos., Inc. (The)	557	55
Moody’s Corp.	355	34
NASDAQ OMX Group, Inc. (The)	237	16
Progressive Corp. (The)	1,941	68
Public Storage REIT	333	92
Realty Income Corp. REIT	1,068	67
Simon Property Group REIT, Inc.	1,151	239
Travelers Cos., Inc. (The)	1,044	122
UDR REIT, Inc.	1,179	45
Weyerhaeuser Co. REIT	1,746	54
Willis Towers Watson plc	655	78
XL Group plc	917	34

		2,355

Health Care—7.9%
Abbott Laboratories	1,420	59
AbbVie, Inc.	678	39
Aetna, Inc.	489	55
Agilent Technologies, Inc.	1,098	44
Alexion Pharmaceuticals, Inc.(2)	93	13
Allergan plc(2)	93	25
AmerisourceBergen Corp.	468	40
Amgen, Inc.	313	47
Anthem, Inc.	374	52
Bard (C.R.), Inc.	77	16
Baxalta, Inc.	242	10
Baxter International, Inc.	470	19
Becton, Dickinson & Co.	202	31
Biogen, Inc.(2)	92	24
Boston Scientific Corp.(2)	1,265	24
Bristol-Myers Squibb Co.	395	25
Cardinal Health, Inc.	788	65
Celgene Corp.(2)	326	33
Cigna Corp.	354	49
Dentsply Sirona Inc	7,231	446
Edwards Lifesciences Corp.(2)	218	19
Eli Lilly & Co.	231	17
Endo International plc(2)	49	1
Gilead Sciences, Inc.	567	52
HCA Holdings, Inc. (2)	1,985	155
Henry Schein, Inc.(2)	199	34
Humana, Inc.	208	38
Illumina, Inc.(2)	480	78
Intuitive Surgical, Inc.(2)	32	19
Johnson & Johnson	655	71
Mallinckrodt plc(2)	27	2
McKesson Corp.	552	87
Medtronic plc	1,327	99
Merck & Co., Inc.	661	35
Mylan NV(2)	98	4
Patterson Cos., Inc.	200	9
PerkinElmer, Inc.	399	20
Perrigo Co. plc	35	4
Pfizer, Inc.	1,462	43
Regeneron Pharmaceuticals, Inc.(2)	50	18
St. Jude Medical, Inc.	273	15
Stryker Corp.	288	31
Tenet Healthcare Corp.(2)	630	18

See Notes to Financial Statements

10

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Health Care—continued
Thermo Fisher Scientific, Inc.	1,312	$186
UnitedHealth Group, Inc.	1,322	170
Universal Health Services, Inc. Class B	577	72
Varian Medical Systems, Inc.(2)	97	8
Vertex Pharmaceuticals, Inc.(2)	102	8
Waters Corp.(2)	267	35
Zimmer Biomet Holdings, Inc.	181	19
Zoetis, Inc.	108	5

		2,488

Industrials—9.7%
3M Co.	718	120
Allegion plc	2,272	145
American Airlines Group, Inc.	1,995	82
Avery Dennison Corp.	485	35
Boeing Co. (The)	530	67
Cintas Corp.	3,993	359
Danaher Corp.	704	67
Delta Air Lines, Inc.	2,515	122
Dover Corp.	478	31
Dun & Bradstreet Corp.	275	28
Equifax, Inc.	908	104
Flowserve Corp.	428	19
General Dynamics Corp.	231	30
General Electric Co.	8,609	274
Honeywell International, Inc.	642	72
Illinois Tool Works, Inc.	987	101
Ingersoll-Rand plc	797	49
L-3 Communications Holdings, Inc.	64	8
Lockheed Martin Corp.	213	47
Masco Corp.	7,973	251
Nielsen Holdings plc	2,831	149
Northrop Grumman Corp.	143	28
Parker Hannifin Corp.	430	48
Pentair plc	524	28
Raytheon Co.	250	31
Republic Services, Inc.	1,984	95
Rockwell Collins, Inc.	86	8
Roper Technologies, Inc.	130	24
Snap-On, Inc.	176	28
Southwest Airlines Co.	2,118	95
Stanley Black & Decker, Inc.	467	49
Stericycle, Inc.(2)	714	90
Textron, Inc.	232	8
United Continental Holdings, Inc.(2)	1,166	70
United Technologies Corp.	633	63
Waste Management, Inc.	3,466	204
Xylem, Inc.	501	20

		3,049

Information Technology—6.7%
Activision Blizzard, Inc.	3,157	107
Adobe Systems, Inc.(2)	1,306	123
Akamai Technologies, Inc.(2)	130	7
Alliance Data Systems Corp.(2)	34	7
Alphabet, Inc. Class A(2)	153	117
Alphabet, Inc. Class C(2)	156	116
Apple, Inc.	1,729	188
Autodesk, Inc.(2)	593	35
Automatic Data Processing, Inc.	253	23

	SHARES	VALUE

Information Technology—continued
CA, Inc.	197	$6
Citrix Systems, Inc.(2)	407	32
eBay, Inc.(2)	1,455	35
Electronic Arts, Inc.(2)	1,945	129
EMC Corp.	601	16
Equinix REIT, Inc.	161	53
Facebook, Inc. Class A(2)	1,072	122
Fidelity National Information Services, Inc.	152	10
Fiserv, Inc.(2)	126	13
Hewlett Packard Enterprise Co.	558	10
HP, Inc.	560	7
Intuit, Inc.	694	72
MasterCard, Inc. Class A	544	51
Microsoft Corp.	5,259	290
NetApp, Inc.	91	2
Oracle Corp.	2,713	111
Paychex, Inc.	176	10
PayPal Holdings, Inc.(2)	611	24
Red Hat, Inc.(2)	133	10
salesforce.com, Inc.(2)	1,632	120
SanDisk Corp.	62	5
Seagate Technology plc	93	3
Symantec Corp.	524	10
Total System Services, Inc.	93	4
VeriSign, Inc.(2)	70	6
Verisk Analytics, Inc. Class A(2)	1,197	96
Visa, Inc. Class A	1,070	82
Western Digital Corp.	72	3
Western Union Co. (The)	278	5
Xerox Corp.	523	6
Yahoo!, Inc.(2)	1,160	43

		2,109

Materials—4.5%
Ecolab, Inc.	676	75
Freeport-McMoRan Copper & Gold, Inc.	20,983	217
International Flavors & Fragrances, Inc.	204	23
International Paper Co.	2,209	91
Martin Marietta Materials, Inc.	1,028	164
Newmont Mining Corp.	14,929	397
PPG Industries, Inc.	685	76
Sealed Air Corp.	1,052	51
Sherwin-Williams Co. (The)	201	57
Vulcan Materials Co.	2,057	217
Westrock Co.	1,370	54

		1,422

Specialized REIT—0.1%
Extra Space Storage REIT, Inc.	289	27

Telecommunication Services—1.2%
Level 3 Communications, Inc.(2)	7,005	370

Utilities—3.9%
AGL Resources, Inc.	6,025	392
Ameren Corp.	453	23
American Electric Power Co., Inc.	602	40
CenterPoint Energy, Inc.	677	14
CMS Energy Corp.	530	22

	SHARES	VALUE

Utilities—continued
Consolidated Edison, Inc.	531	$41
Dominion Resources, Inc.	1,070	80
DTE Energy Co.	292	26
Duke Energy Corp.	815	66
Edison International	401	29
Entergy Corp.	234	19
Eversource Energy	381	22
Exelon Corp.	1,111	40
FirstEnergy Corp.	505	18
NextEra Energy, Inc.	552	65
NiSource, Inc.	585	14
PG&E Corp.	896	54
Pinnacle West Capital Corp.	122	9
PPL Corp.	803	31
Public Service Enterprise Group, Inc.	907	43
SCANA Corp.	261	18
Sempra Energy	395	41
Southern Co.	1,088	56
TECO Energy, Inc.	456	13
WEC Energy Group, Inc.	521	31
XCEL Energy, Inc.	539	23

		1,230
TOTAL COMMON STOCKS (Identified Cost $21,611)		22,899

EXCHANGE-TRADED FUND(3)—6.1%
iShares MSCI Taiwan Index Fund	136,900	1,897
TOTAL EXCHANGE-TRADED FUND (Identified Cost $1,901)		1,897
TOTAL LONG TERM INVESTMENTS—79.0%
(Identified Cost $23,512)		24,796

SHORT-TERM INVESTMENTS—15.4%

Money Market Mutual Fund—15.4%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.390%)(3)	4,831,913	4,832
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,832)		4,832
TOTAL INVESTMENTS—94.4% (Identified Cost $28,344)		29,628	(1)
Other assets and liabilities, net—5.6%		1,772

NET ASSETS—100.0%		$31,400

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

11

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings†
United States	91%
Taiwan	6
Ireland	1
Switzerland	1
United Kingdom	1
Total	100%
† % of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$22,899	$22,899
Exchange-Traded Fund	1,897	1,897
Short-Term Investments	4,832	4,832

Total Investments	$29,628	$29,628

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

See Notes to Financial Statements

12

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

CLOSED END FUNDS(3)—69.1%

Equity Funds—38.2%
Adams Diversified Equity Fund, Inc.	52,189	$660
Adams Natural Resources Fund, Inc.	52,597	946
Allianzgi Nfj Dividend Interest & Premium Strategy Fund	57,707	707
Alpine Total Dynamic Dividend Fund	126,834	951
BlackRock Science & Technology Trust	115,284	1,960
Boulder Growth & Income Fund, Inc.	261,002	2,049
Cohen & Steers Closed-End Opportunity Fund, Inc.	20,000	218
Cohen & Steers Infrastructure Fund, Inc.	32,435	642
Cornerstone Strategic Value Fund, Inc.	14,183	208
First Trust Energy Infrastructure Fund	28,901	446
Gabelli Dividend & Income Trust (The)	53,938	997
Gabelli Healthcare & WellnessRx Trust (The)	68,857	677
Gabelli Multimedia Trust, Inc.	49,700	365
General American Investors Co., Inc.	27,565	861
Guggenheim Enhanced Equity Income Fund	68,412	499
Liberty All Star Equity Fund	175,426	872
Salient Midstream & MLP Fund	115,986	928
Special Opportunities Fund, Inc.	8,750	114
Tortoise Energy Infrastructure Corp.	26,100	642
Tortoise Mlp Fund, Inc.	30,400	497
Tortoise Pipeline & Energy Fund, Inc.	84,595	1,247
Tri-Continental Corp.	24,736	494

		16,980

Fixed Income Funds—6.2%
First Trust High Income Long/Short Fund	8,940	131
NexPoint Credit Strategies Fund	74,833	1,351
PIMCO Dynamic Credit Income Fund	50,240	876
PIMCO Income Opportunity Fund	5,044	105
PIMCO Income Strategy Fund	30,800	294

		2,757

International Equity Funds—23.0%
Aberdeen Japan Equity Fund, Inc.	71,048	521
Aberdeen Singapore Fund, Inc.	7,300	66
Alpine Global Dynamic Dividend Fund	105,759	902
Brookfield Global Listed Infrastructure Income Fund, Inc.	7,000	79

	SHARES	VALUE

International Equity Funds—continued
Clough Global Opportunities Fund	40,477	$388
Delaware Enhanced Global Dividend and Income Fund	18,872	173
First Trust Dynamic Europe Equity Income Fund	38,955	650
Japan Smaller Capitalization Fund, Inc.	56,954	550
Korea Fund, Inc. (The)	7,079	230
Macquarie Global Infrastructure Total Return Fund, Inc.	6,230	125
Morgan Stanley China A Share Fund, Inc.	54,450	921
New Germany Fund, Inc. (The)	39,108	551
RMR Real Estate Income Fund	11,278	218
Taiwan Fund, Inc. (The)(2)	30,390	475
Tekla Healthcare Investors	16,105	386
Tekla Healthcare Opportunities Fund	144,003	2,291
Tekla World Healthcare Fund	106,990	1,501
Templeton Dragon Fund, Inc.	12,137	208

		10,235

International Fixed Income Funds—1.7%
Diversified Real Asset Income Fund	19,626	310
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	58,600	448

		758
TOTAL CLOSED END FUNDS (Identified Cost $34,760)		30,730

PREFERRED STOCKS—24.2%

Financials—24.2%
Eagle Point Credit Co, Inc. 7.75%	22,649	573
MVC Capital, Inc. 7.25%	79,111	1,915
Oxford Lane Capital Corp. 7.50%	181,286	4,490
Oxford Lane Capital Corp. 8.125%	151,956	3,799
TOTAL PREFERRED STOCKS (Identified Cost $10,756)		10,777
TOTAL LONG TERM INVESTMENTS—93.3%
(Identified Cost $45,516)		41,507

SHORT-TERM INVESTMENTS—4.0%

Money Market Mutual Fund—4.0%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.390%)(3)	1,788,825	1,789
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,789)		1,789
TOTAL INVESTMENTS—97.3% (Identified Cost $47,305)		43,296	(1)
Other assets and liabilities, net—2.7%		1,182

NET ASSETS—100.0%		$44,478

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Closed-End Funds	$30,730	$30,730	$—
Preferred Stocks	10,777	10,204	573
Short-Term Invest ments	1,789	1,789	—

Total Investments	$43,296	$42,723	$573

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $573 were transferred from Level 1 to Level 2 since an exchange price was no longer available.

See Notes to Financial Statements

13

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—37.0%

Consumer Discretionary—10.3%
Advance Auto Parts, Inc.	961	$154
Amazon.com, Inc.(2)	1,131	671
AutoNation, Inc.(2)	1,033	48
AutoZone, Inc.(2)	401	320
Cablevision Systems Corp. Class A	1,144	38
CarMax, Inc.(2)	2,766	141
Carnival Corp.	4,441	234
Chipotle Mexican Grill, Inc.(2)	145	68
Comcast Corp. Class A	12,371	756
Darden Restaurants, Inc.	610	40
Dollar General Corp.	3,220	276
Dollar Tree, Inc.(2)	2,750	227
Expedia, Inc.	345	37
Gap, Inc. (The)	2,045	60
Genuine Parts Co.	10,863	1,079
Goodyear Tire & Rubber Co. (The)	30,831	1,017
H&R Block, Inc.	25,476	673
Hasbro, Inc.	5,694	456
Home Depot, Inc. (The)	5,854	781
Horton (D.R.), Inc.	9,340	282
Interpublic Group of Cos., Inc. (The)	21,732	499
L Brands, Inc.	2,657	233
Leggett & Platt, Inc.	5,088	246
Lennar Corp. Class A	5,096	246
Lowe’s Cos., Inc.	4,324	328
Marriott International, Inc. Class A	1,861	133
Mattel, Inc.	17,652	594
McDonald’s Corp.	3,844	483
Mohawk Industries, Inc.(2)	2,377	454
Netflix, Inc.(2)	1,334	136
Newell Rubbermaid, Inc.	16,142	715
NIKE, Inc. Class B	16,928	1,041
O’Reilly Automotive, Inc.(2)	1,319	361
Omnicom Group, Inc.	9,745	811
Priceline Group, Inc. (The)(2)	140	181
PulteGroup, Inc.	9,043	169
Ross Stores, Inc.	4,029	233
Royal Caribbean Cruises Ltd.	1,656	136
Starbucks Corp.	6,150	367
Starwood Hotels & Resorts Worldwide, Inc.	1,628	136
Target Corp.	7,033	579
Time Warner Cable, Inc.	1,439	294
Time Warner, Inc.	2,046	148
TJX Cos., Inc. (The)	6,903	541
TripAdvisor, Inc.(2)	277	18
Twenty-First Century Fox, Inc. Class A	2,996	84
Twenty-First Century Fox, Inc. Class B	1,104	31
Urban Outfitters, Inc.(2)	693	23
Viacom, Inc. Class B	889	37
Walt Disney Co. (The)	3,893	387
Wyndham Worldwide Corp.	1,120	86
Wynn Resorts Ltd.	11,959	1,117
Yum! Brands, Inc.	1,853	152

		18,357

	SHARES	VALUE

Consumer Staples—5.1%
Altria Group, Inc.	7,078	$444
Brown-Forman Corp. Class B	3,043	300
Campbell Soup Co.	1,222	78
Coca-Cola Co. (The)	11,865	550
Coca-Cola Enterprises, Inc.	836	42
ConAgra Foods, Inc.	2,786	124
Constellation Brands, Inc. Class A	5,176	782
CVS Health Corp.	4,129	428
Dr. Pepper Snapple Group, Inc.	613	55
General Mills, Inc.	3,605	228
Hershey Co. (The)	972	90
Hormel Foods Corp.	1,904	82
J.M. Smucker Co. (The)	501	65
Kellogg Co.	1,294	99
Kraft Heinz Co.(The)	3,506	276
Kroger Co. (The)	19,453	744
McCormick & Co., Inc.	741	74
Mead Johnson Nutrition Co.	1,114	95
Molson Coors Brewing Co. Class B	12,168	1,170
Mondelez International, Inc. Class A	9,575	384
Monster Beverage Corp.(2)	430	57
PepsiCo, Inc.	4,342	445
Philip Morris International, Inc.	5,695	559
Reynolds American, Inc.	4,816	242
SYSCO Corp.	24,965	1,167
Tyson Foods, Inc. Class A	1,386	92
Walgreens Boots Alliance, Inc.	3,248	274
Whole Foods Market, Inc.	6,738	210

		9,156

Energy—0.4%
Marathon Petroleum Corp.	3,546	132
Phillips 66	3,159	274
Tesoro Corp.	801	69
Valero Energy Corp.	3,204	205

		680

Financials—3.8%
Allstate Corp. (The)	3,928	265
American Tower Corp.	2,714	278
AON plc	3,855	403
Apartment Investment & Management Co. Class A	1,886	79
AvalonBay Communities, Inc.	1,717	327
CHUBB Ltd	4,285	511
Cincinnati Financial Corp.	1,423	93
CME Group, Inc.	2,098	201
Crown Castle International Corp.	2,154	186
Equity Residential	4,571	343
Essex Property Trust, Inc.	812	190
Federal Realty Investment Trust	1,041	162
Four Corners Property Trust, Inc.	100	2
General Growth Properties, Inc.	7,870	234

	SHARES	VALUE

Financials—continued
Intercontinental Exchange, Inc.	737	$173
Iron Mountain, Inc.	1,276	43
Kimco Realty Corp.	5,245	151
Macerich Co. (The)	1,665	132
Marsh & McLennan Cos., Inc.	7,256	441
McGraw-Hill Cos., Inc. (The)	1,677	166
Moody’s Corp.	1,067	103
NASDAQ OMX Group, Inc. (The)	713	47
Progressive Corp. (The)	5,812	204
Public Storage	966	266
Realty Income Corp.	3,353	210
Simon Property Group, Inc.	3,207	666
Travelers Cos., Inc. (The)	2,846	332
UDR, Inc.	3,054	118
Weyerhaeuser Co.	5,205	161
Willis Towers Watson PLC	1,867	222
XL Group plc	2,878	106

		6,815

Health Care—4.1%
Abbott Laboratories	4,061	170
AbbVie, Inc.	2,040	117
Aetna, Inc.	1,327	149
Agilent Technologies, Inc.	3,325	133
Alexion Pharmaceuticals, Inc.(2)	281	39
Allergan plc(2)	281	75
AmerisourceBergen Corp.	1,409	122
Amgen, Inc.	941	141
Anthem, Inc.	1,093	152
Bard (C.R.), Inc.	185	38
Baxalta, Inc.	728	30
Baxter International, Inc.	1,346	55
Becton, Dickinson & Co.	603	92
Biogen, Inc.(2)	278	72
Boston Scientific Corp.(2)	4,021	76
Bristol-Myers Squibb Co.	1,188	76
Cardinal Health, Inc.	2,372	194
Celgene Corp.(2)	981	98
Cigna Corp.	1,036	142
DENTSPLY Sirona, Inc.	20,215	1,246
Edwards Lifesciences Corp.(2)	626	55
Eli Lilly & Co.	695	50
Endo International plc	148	4
Gilead Sciences, Inc.	1,706	157
HCA Holdings, Inc.(2)	5,973	466
Henry Schein, Inc.(2)	598	103
Humana, Inc.	592	108
Illumina, Inc.(2)	1,443	234
Intuitive Surgical, Inc.(2)	91	55
Johnson & Johnson	1,971	213
Mallinckrodt plc	83	5
McKesson Corp.	1,659	261
Medtronic plc	3,749	281
Merck & Co., Inc.	1,990	105
Mylan NV	294	14
Patterson Cos., Inc.	602	28
PerkinElmer, Inc.	1,139	56
Perrigo Co. plc	104	13
Pfizer, Inc.	4,397	130
Regeneron Pharmaceuticals, Inc.(2)	145	52

See Notes to Financial Statements

14

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Health Care—continued
St. Jude Medical, Inc.	650	$36
Stryker Corp.	858	92
Tenet Healthcare Corp.(2)	1,897	55
Thermo Fisher Scientific, Inc.	3,772	534
UnitedHealth Group, Inc.	3,737	482
Universal Health Services, Inc. Class B	1,735	216
Varian Medical Systems, Inc.(2)	231	19
Vertex Pharmaceuticals, Inc.(2)	307	24
Waters Corp.(2)	708	93
Zimmer Biomet Holdings, Inc.	517	55
Zoetis, Inc.	326	15

		7,228

Industrials—4.8%
3M Co.	2,137	356
Allegion plc	6,386	407
American Airlines Group, Inc.	5,859	240
Avery Dennison Corp.	1,460	105
Boeing Co. (The)	1,480	188
Cintas Corp.	11,398	1,024
Danaher Corp.	1,810	172
Delta Air Lines, Inc.	7,313	356
Dover Corp.	1,418	91
Dun & Bradstreet Corp.	747	77
Equifax, Inc.	2,588	296
Flowserve Corp.	1,220	54
General Dynamics Corp.	687	90
General Electric Co.	24,015	764
Honeywell International, Inc.	1,862	209
Illinois Tool Works, Inc.	2,811	288
Ingersoll-Rand plc	2,208	137
L-3 Communications Holdings, Inc.	154	18
Lockheed Martin Corp.	590	131
Masco Corp.	22,280	701
Nielsen Holdings plc	7,989	421
Northrop Grumman Corp.	390	77
Parker Hannifin Corp.	1,191	132
Pentair plc	1,424	77
Raytheon Co.	742	91
Republic Services, Inc.	5,674	270
Rockwell Collins, Inc.	204	19
Roper Technologies, Inc.	307	56
Snap-On, Inc.	479	75
Southwest Airlines Co.	6,115	274
Stanley Black & Decker, Inc.	1,295	136
Stericycle, Inc.(2)	2,013	254
Textron, Inc.	552	20
United Continental Holdings, Inc.(2)	3,255	195
United Technologies Corp.	1,877	188
Waste Management, Inc.	9,634	569
Xylem, Inc.	1,428	58

		8,616

Information Technology—3.6%
Activision Blizzard, Inc.	9,499	321
Adobe Systems, Inc.(2)	3,635	341
Akamai Technologies, Inc.(2)	620	34

	SHARES	VALUE

Information Technology—continued
Alliance Data Systems Corp.(2)	101	$22
Alphabet, Inc. Class A(2)	640	488
Alphabet, Inc. Class C(2)	660	492
Apple, Inc.	5,203	567
Autodesk, Inc.(2)	1,564	91
Automatic Data Processing, Inc.	763	68
CA, Inc.	901	28
Citrix Systems, Inc.(2)	1,208	95
eBay, Inc.(2)	3,415	82
Electronic Arts, Inc.(2)	5,852	387
EMC Corp.	1,809	48
Equinix, Inc.	441	146
Facebook, Inc. Class A(2)	2,983	340
Fidelity National Information Services, Inc.	459	29
Fiserv, Inc.(2)	378	39
Hewlett Packard Enterprise Co.	1,678	30
HP Inc.(2)	1,686	21
Intuit, Inc.	2,014	210
MasterCard, Inc. Class A	1,637	155
Microsoft Corp.	14,760	815
NetApp, Inc.	273	7
Oracle Corp.	7,442	304
Paychex, Inc.	531	29
PayPal Holdings, Inc.(2)	1,838	71
Red Hat, Inc.(2)	305	23
salesforce.com, Inc.(2)	4,647	343
SanDisk Corp.	187	14
Seagate Technology plc	279	10
Symantec Corp.	1,199	22
Total System Services, Inc.	280	13
VeriSign, Inc.(2)	200	18
Verisk Analytics, Inc.(2)	3,460	277
Visa, Inc. Class A	3,218	246
Western Digital Corp.	216	10
Western Union Co. (The)	835	16
Xerox Corp.	1,574	18
Yahoo!, Inc.(2)	3,055	112

		6,382

Materials—2.3%
Ecolab, Inc.	2,034	227
Freeport-McMoRan Copper & Gold, Inc.	63,130	653
International Flavors & Fragrances, Inc.	614	70
International Paper Co.	6,646	273
Martin Marietta Materials, Inc.	2,879	459
Newmont Mining Corp.	41,668	1,107
PPG Industries, Inc.	2,061	230
Sealed Air Corp.	3,165	152
Sherwin-Williams Co. (The)	606	172
Vulcan Materials Co.	5,786	611
Westrock Co.	4,122	161

		4,115

Specialized REITs—0.1%
Extra Space Storage, Inc.	904	84

	SHARES	VALUE

Telecommunication Services—0.6%
Level 3 Communications, Inc.(2)	19,927	$1,053

Utilities—1.9%
AGL Resources, Inc.	16,733	1,090
Ameren Corp.	1,268	64
American Electric Power Co., Inc.	1,561	104
CenterPoint Energy, Inc.	2,106	44
CMS Energy Corp.	1,486	63
Consolidated Edison, Inc.	1,376	105
Dominion Resources, Inc.	3,052	229
DTE Energy Co.	910	83
Duke Energy Corp.	2,281	184
Edison International	937	67
Entergy Corp.	546	43
Eversource Energy	1,068	62
Exelon Corp.	3,240	116
FirstEnergy Corp.	1,178	42
NextEra Energy, Inc.	1,545	183
NiSource, Inc.	1,819	43
PG&E Corp.	2,439	146
Pinnacle West Capital Corp.	286	21
PPL Corp.	2,142	82
Public Service Enterprise Group, Inc.	2,350	111
SCANA Corp.	609	43
Sempra Energy	1,231	128
Southern Co.	3,124	162
TECO Energy, Inc.	1,418	39
WEC Energy Group, Inc.	1,390	83
XCEL Energy, Inc.	1,509	63

		3,400
TOTAL COMMON STOCKS (Identified Cost $62,189)		65,886

EXCHANGE-TRADED FUNDS(3)—41.0%
iShares 20+ Year Treasury Bond Fund	84,793	11,075
iShares Dow Jones U.S. Real Estate Index Fund	78,647	6,123
iShares iBoxx $ High Yield Corporate Bond Fund	132,207	10,800
iShares iBoxx $ Investment Grade Corporate Bond Fund	92,940	11,043
iShares JPMorgan Emerging Markets Bond Index Fund	102,030	11,259
iShares MSCI Taiwan Index Fund	392,949	5,446
iShares TIPS Bond Fund	96,793	11,096
PowerShares DB Gold Fund(2)	151,952	6,121
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $71,326)		72,963
TOTAL LONG TERM INVESTMENTS—78.0%
(Identified Cost $133,515)		138,849

See Notes to Financial Statements

15

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

SHORT-TERM INVESTMENTS—17.6%

Money Market Mutual Fund—17.6%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.390%)(3)	31,352,622	$31,353
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $31,353)		31,353
TOTAL INVESTMENTS—95.6% (Identified Cost $164,868)		170,202	(1)
Other assets and liabilities, net—4.4%		7,856

NET ASSETS—100.0%		$178,058

Abbreviations:

REIT	Real Estate Investment Trust
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$65,886	$65,886
Exchange-Traded Funds	72,963	72,963
Short-Term Invest ments	31,353	31,353

Total Investments	$170,202	$170,202

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

16

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—100.1%

Consumer Discretionary—19.3%
Advance Auto Parts, Inc.	2,540	$407
Amazon.com, Inc.(2)	13,380	7,943
AutoNation, Inc.(2)	2,560	120
AutoZone, Inc.(2)	1,040	829
Bed Bath & Beyond, Inc.(2)	5,670	281
Best Buy Co., Inc.	9,770	317
BorgWarner, Inc.	7,580	291
Cablevision Systems Corp. Class A	7,710	254
CarMax, Inc.(2)	6,780	346
Carnival Corp.	15,620	824
CBS Corp. Class B	14,620	805
Chipotle Mexican Grill, Inc.(2)	1,040	490
Coach, Inc.	9,630	386
Comcast Corp. Class A	84,370	5,153
Darden Restaurants, Inc.	4,000	265
Delphi Automotive plc	9,620	722
Discovery Communications, Inc. Class A(2)	5,200	149
Discovery Communications, Inc. Class C(2)	8,250	223
Dollar General Corp.	10,080	863
Dollar Tree, Inc.(2)	8,140	671
Expedia, Inc.	4,100	442
Ford Motor Co.	135,200	1,825
GameStop Corp. Class A	3,620	115
Gap, Inc. (The)	7,840	231
Garmin Ltd.	4,070	163
General Motors Co.	48,740	1,532
Genuine Parts Co.	5,180	515
Goodyear Tire & Rubber Co. (The)	9,260	305
H&R Block, Inc.	8,180	216
Hanesbrands, Inc.	13,580	385
Harley-Davidson, Inc.	6,380	327
Harman International Industries, Inc.	2,460	219
Hasbro, Inc.	3,890	312
Home Depot, Inc. (The)	43,960	5,866
Horton (D.R.), Inc.	11,410	345
Interpublic Group of Cos., Inc. (The)	13,940	320
Johnson Controls, Inc.	22,480	876
Kohl’s Corp.	6,580	307
L Brands, Inc.	8,830	775
Leggett & Platt, Inc.	4,700	227
Lennar Corp. Class A	6,240	302
Lowe’s Cos., Inc.	31,730	2,404
Macy’s, Inc.	10,760	474
Marriott International, Inc. Class A	6,590	469
Mattel, Inc.	11,790	396
McDonald’s Corp.	31,260	3,929
Michael Kors Holdings Ltd.(2)	6,220	354
Mohawk Industries, Inc.(2)	2,200	420
Netflix, Inc.(2)	14,840	1,517
Newell Rubbermaid, Inc.	9,260	410
News Corp. Class A	13,170	168
News Corp. Class B	3,730	49
NIKE, Inc. Class B	46,810	2,877
Nordstrom, Inc.	4,450	255
O’Reilly Automotive, Inc.(2)	3,370	922

	SHARES	VALUE

Consumer Discretionary—continued
Omnicom Group, Inc.	8,300	$691
Phillips-Van Heusen Corp.	2,840	281
Priceline Group, Inc. (The)(2)	1,720	2,217
PulteGroup, Inc.	11,010	206
Ralph Lauren Corp.	2,010	193
Ross Stores, Inc.	14,040	813
Royal Caribbean Cruises Ltd.	5,880	483
Scripps Networks Interactive, Inc. Class A	3,280	215
Signet Jewelers Ltd.	2,750	341
Staples, Inc.	22,390	247
Starbucks Corp.	51,250	3,060
Starwood Hotels & Resorts Worldwide, Inc.	5,850	488
Target Corp.	20,880	1,718
TEGNA, Inc.	7,610	179
Tiffany & Co.	3,860	283
Time Warner Cable, Inc.	9,820	2,009
Time Warner, Inc.	27,400	1,988
TJX Cos., Inc. (The)	23,210	1,819
Tractor Supply Co.	4,630	419
TripAdvisor, Inc.(2)	3,950	263
Twenty-First Century Fox, Inc. Class A	38,820	1,082
Twenty-First Century Fox, Inc. Class B	14,950	422
Under Armour, Inc. Class A(2)	6,290	534
Urban Outfitters, Inc.(2)	3,010	100
VF Corp.	11,770	762
Viacom, Inc. Class B	12,010	496
Walt Disney Co. (The)	52,050	5,169
Whirlpool Corp.	2,670	482
Wyndham Worldwide Corp.	3,900	298
Wynn Resorts Ltd.	2,820	263
Yum! Brands, Inc.	14,170	1,160

		80,269

Consumer Staples—20.5%
Altria Group, Inc.	80,890	5,069
Archer-Daniels-Midland Co.	29,300	1,064
Brown-Forman Corp. Class B	5,340	526
Campbell Soup Co.	10,460	667
Church & Dwight Co., Inc.	5,870	541
Clorox Co. (The)	6,900	870
Coca-Cola Co. (The)	175,880	8,159
Coca-Cola Enterprises, Inc.	11,540	586
Colgate-Palmolive Co.	41,320	2,919
ConAgra Foods, Inc.	22,890	1,021
Constellation Brands, Inc. Class A	11,920	1,801
Costco Wholesale Corp.	20,740	3,268
CVS Health Corp.	50,560	5,245
Dr. Pepper Snapple Group, Inc.	10,140	907
Estee Lauder Cos., Inc. (The) Class A	11,360	1,071
General Mills, Inc.	28,640	1,814
Hershey Co. (The)	7,600	700
Hormel Foods Corp.	17,310	748
J.M. Smucker Co. (The)	6,530	848
Kellogg Co.	13,000	995
Kimberly-Clark Corp.	17,130	2,304
Kraft Heinz Co. (The)	27,120	2,131
Kroger Co. (The)	49,120	1,879

	SHARES	VALUE

Consumer Staples—continued
McCormick & Co., Inc.	6,380	$635
Mead Johnson Nutrition Co.	9,130	776
Molson Coors Brewing Co. Class B	10,630	1,022
Mondelez International, Inc. Class A	66,700	2,676
Monster Beverage Corp.(2)	7,780	1,038
PepsiCo, Inc.	37,550	3,848
Philip Morris International, Inc.	70,280	6,895
Procter & Gamble Co. (The)	118,610	9,763
Reynolds American, Inc.	41,800	2,103
SYSCO Corp.	25,840	1,207
Tyson Foods, Inc. Class A	17,340	1,156
Wal-Mart Stores, Inc.	70,560	4,833
Walgreens Boots Alliance, Inc.	41,290	3,478
Whole Foods Market, Inc.	15,980	497

		85,060

Industrials—19.8%
3M Co.	27,940	4,656
ADT Corp. (The)	6,400	264
Allegion plc	3,680	234
American Airlines Group, Inc.	24,400	1,001
Ametek, Inc.	9,270	463
Avery Dennison Corp.	4,040	291
Boeing Co. (The)	28,840	3,661
Caterpillar, Inc.	28,280	2,165
Cintas Corp.	4,110	369
CSX Corp.	52,260	1,346
Cummins, Inc.	13,570	1,492
Danaher Corp.	30,030	2,849
Deere & Co.	15,200	1,170
Delta Air Lines, Inc.	34,280	1,669
Dover Corp.	7,280	468
Dun & Bradstreet Corp.	1,420	146
Eaton Corp. plc	25,460	1,593
Emerson Electric Co.	31,060	1,689
Equifax, Inc.	7,220	825
Expeditors International of Washington, Inc.	7,200	351
Fastenal Co.	11,170	547
FedEx Corp.	12,290	2,000
Flowserve Corp.	5,120	227
Fluor Corp.	7,940	426
General Dynamics Corp.	14,320	1,881
General Electric Co.	313,020	9,951
Honeywell International, Inc.	36,530	4,093
Hunt (JB) Transport Services, Inc.	3,540	298
Illinois Tool Works, Inc.	15,720	1,610
Ingersoll-Rand plc	10,090	626
Jacobs Engineering Group, Inc.(2)	4,750	207
Kansas City Southern	4,260	364
L-3 Communications Holdings, Inc.	3,060	363
Lockheed Martin Corp.	12,540	2,778
Masco Corp.	14,440	454
Nielsen Holdings plc	16,610	875
Norfolk Southern Corp.	15,580	1,297
Northrop Grumman Corp.	8,730	1,728
PACCAR, Inc.	18,580	1,016
Parker Hannifin Corp.	7,710	856
Pentair plc	6,970	378

See Notes to Financial Statements

17

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Industrials—continued
Pitney Bowes, Inc.	8,830	$190
Quanta Services, Inc.(2)	6,120	138
Raytheon Co.	14,690	1,801
Republic Services, Inc.	9,370	447
Robert Half International, Inc.	7,300	340
Robinson (C.H.) Worldwide, Inc.	5,540	411
Rockwell Automation, Inc.	7,680	874
Rockwell Collins, Inc.	6,600	609
Roper Technologies, Inc.	4,530	828
Ryder System, Inc.	3,720	241
Snap-On, Inc.	2,250	353
Southwest Airlines Co.	31,110	1,394
Stanley Black & Decker, Inc.	6,930	729
Stericycle, Inc.(2)	3,270	413
Textron, Inc.	13,350	487
Tyco International Ltd.	19,330	710
Union Pacific Corp.	40,930	3,256
United Continental Holdings, Inc.(2)	14,520	869
United Parcel Service, Inc. Class B	31,480	3,320
United Rentals, Inc.(2)	3,550	221
United Technologies Corp.	36,480	3,652
W.W. Grainger, Inc.	2,940	686
Waste Management, Inc.	20,540	1,212
Xylem, Inc.	6,990	286

		82,144

Information Technology—13.4%
Accenture plc Class A	9,360	1,080
Activision Blizzard, Inc.	7,540	255
Adobe Systems, Inc.(2)	7,390	693
Akamai Technologies, Inc.(2)	2,980	166
Alliance Data Systems Corp.(2)	860	189
Alphabet, Inc. Class A(2)	4,340	3,311
Alphabet, Inc. Class C(2)	4,410	3,285
Amphenol Corp. Class A	4,910	284
Analog Devices, Inc.	4,800	284
Apple, Inc.	81,740	8,909
Applied Materials, Inc.	16,840	357
Autodesk, Inc.(2)	3,600	210
Automatic Data Processing, Inc.	6,970	625
Broadcom Ltd.	5,380	831
CA, Inc.	4,630	143
Cisco Systems, Inc.	74,630	2,125
Citrix Systems, Inc.(2)	2,440	192
Cognizant Technology Solutions Corp. Class A(2)	9,400	589
Corning, Inc.	16,680	348
CSRA, Inc.	2,210	59
eBay, Inc.(2)	16,160	386
Electronic Arts, Inc.(2)	5,000	331
EMC Corp.	29,290	781
F5 Networks, Inc.(2)	990	105
Facebook, Inc. Class A(2)	33,650	3,839
Fidelity National Information Services, Inc.	4,520	286
First Solar, Inc.(2)	1,180	81
Fiserv, Inc.(2)	3,530	362
FLIR Systems, Inc.	2,190	72
Harris Corp.	2,010	156
Hewlett Packard Enterprise Co.	20,920	371
HP Inc.(2)	20,420	252

	SHARES	VALUE

Information Technology—continued
Intel Corp.	59,530	$1,926
International Business Machines Corp.	13,070	1,979
Intuit, Inc.	3,980	414
Juniper Networks, Inc.	5,480	140
KLA-Tencor Corp.	2,470	180
Lam Research Corp.	2,350	194
Linear Technology Corp.	3,780	168
MasterCard, Inc. Class A	14,770	1,396
Microchip Technology, Inc.	3,320	160
Micron Technology, Inc.(2)	15,620	164
Microsoft Corp.	118,270	6,532
Motorola Solutions, Inc.	2,400	182
NetApp, Inc.	4,480	122
NVIDIA Corp.	7,650	273
Oracle Corp.	46,320	1,895
Paychex, Inc.	5,020	271
PayPal Holdings, Inc.(2)	16,070	620
Qorvo Inc(2)	1,850	93
QUALCOMM, Inc.	22,170	1,134
Red Hat, Inc.(2)	2,930	218
salesforce.com, Inc.(2)	10,130	748
SanDisk Corp.	3,210	244
Seagate Technology plc	4,240	146
Skyworks Solutions, Inc.	2,790	217
Symantec Corp.	10,110	186
TE Connectivity Ltd.	5,460	338
Teradata Corp.(2)	2,170	57
Texas Instruments, Inc.	15,070	865
Total System Services, Inc.	2,830	135
VeriSign, Inc.(2)	1,600	142
Verisk Analytics, Inc.(2)	6,050	483
Visa, Inc. Class A	28,460	2,177
Western Digital Corp.	3,310	156
Western Union Co. (The)	7,730	149
Xerox Corp.	15,200	170
Xilinx, Inc.	4,020	191
Yahoo!, Inc.(2)	12,860	473

		55,895

Materials—4.9%
Air Products & Chemicals, Inc.	7,060	1,017
Airgas, Inc.	2,820	399
Alcoa, Inc.	55,710	534
Ball Corp.	6,090	434
CF Industries Holdings, Inc.	10,030	314
Dow Chemical Co. (The)	45,000	2,289
Du Pont (E.I.) de Nemours & Co.	35,140	2,225
Eastman Chemical Co.	6,360	459
Ecolab, Inc.	10,730	1,197
FMC Corp.	6,080	245
Freeport-McMoRan Copper & Gold, Inc.	54,810	567
International Flavors & Fragrances, Inc.	3,440	391
International Paper Co.	17,290	710
LyondellBasell Industries N.V. Class A	13,920	1,191
Martin Marietta Materials, Inc.	2,780	443
Monsanto Co.	17,880	1,569
Mosaic Co. (The)	15,540	420
Newmont Mining Corp.	22,890	608
Nucor Corp.	13,510	639

	SHARES	VALUE

Materials—continued
Owens-Illinois, Inc.(2)	8,230	$131
PPG Industries, Inc.	9,200	1,026
Praxair, Inc.	8,960	1,026
Sealed Air Corp.	8,500	408
Sherwin-Williams Co. (The)	3,260	928
Vulcan Materials Co.	5,660	598
Westrock Co.	10,830	423

		20,191

Telecommunication Services—1.8%
AT&T, Inc.	92,910	3,639
CenturyLink, Inc.	8,510	272
Frontier Communications Corp.	21,030	118
Level 3 Communications, Inc.(2)	4,360	230
Verizon Communications, Inc.	61,510	3,327

		7,586

Utilities—20.4%
AES Corp. (The)	90,590	1,069
AGL Resources, Inc.	16,570	1,079
Ameren Corp.	33,410	1,674
American Electric Power Co., Inc.	68,120	4,523
American Water Works Co., Inc.	25,010	1,724
CenterPoint Energy, Inc.	60,530	1,266
CMS Energy Corp.	39,140	1,661
Consolidated Edison, Inc.	40,560	3,108
Dominion Resources, Inc.	82,830	6,222
DTE Energy Co.	24,940	2,261
Duke Energy Corp.	87,650	7,072
Edison International	44,740	3,216
Entergy Corp.	24,710	1,959
Eversource Energy	43,830	2,557
Exelon Corp.	126,880	4,550
FirstEnergy Corp.	58,600	2,108
NextEra Energy, Inc.	63,500	7,515
NiSource, Inc.	45,380	1,069
NRG Energy, Inc.	44,100	574
PG&E Corp.	67,850	4,052
Pinnacle West Capital Corp.	15,730	1,181
PPL Corp.	93,810	3,571
Public Service Enterprise Group, Inc.	69,700	3,286
SCANA Corp.	19,560	1,372
Sempra Energy	32,410	3,372
Southern Co.	125,040	6,468
TECO Energy, Inc.	32,990	908
WEC Energy Group, Inc.	43,620	2,620
XCEL Energy, Inc.	70,770	2,960

		84,997
TOTAL COMMON STOCKS (Identified Cost $392,423)		416,142
TOTAL LONG TERM INVESTMENTS—100.1%
(Identified Cost $392,423)		416,142
TOTAL INVESTMENTS—100.1% (Identified Cost $392,423)		416,142	(1)
Other assets and liabilities, net—(0.1)%		(406)

NET ASSETS—100.0%		$415,736

See Notes to Financial Statements

18

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$416,142	$416,142

Total Investments	$416,142	$416,142

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

See Notes to Financial Statements

19

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Alternatives Diversifier Fund		Equity Trend Fund	Global Equity Trend Fund

Assets
Investment in unaffiliated securities at value(1)	$27,938		$1,444,732	$29,628
Investments in affiliated funds at value(2)	31,284		—	—
Cash	300		14,967	2,000
Receivables
Fund shares sold	11		405	2
Dividends and interest receivable	17		1,700	31
Prepaid expenses	21		23	26

Total assets	59,571		1,461,827	31,687

Liabilities
Payables
Fund shares repurchased	200		11,527	214
Investment advisory fees	—		964	26
Investment securities purchased	62		—	—
Distribution and service fees	22		617	15
Administration fees	6		143	4
Transfer agent fees and expenses	36		667	11
Trustees’ fees and expenses	—	(3)	5	— (3)
Professional fees	12		24	12
Other accrued expenses	2		195	5

Total liabilities	340		14,142	287

Net Assets	$59,231		$1,447,685	$31,400

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$132,078		$1,866,491	$46,040
Accumulated undistributed net investment income (loss)	330		(12,147)	(917)
Accumulated undistributed net realized gain (loss)	(80,019)		(484,272)	(15,007)
Net unrealized appreciation (depreciation) on investments	6,842		77,613	1,284

Net Assets	$59,231		$1,447,685	$31,400

Class A
Net asset value (net assets/shares outstanding) per share	$10.14		$11.79	$9.42
Maximum offering price per share NAV/(1–5.75%)	$10.76		$12.51	$9.99
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,819,875		32,430,900	1,229,677
Net Assets	$18,445		$382,321	$11,585
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$10.03		$11.49	$9.22
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,103,365		54,030,886	1,611,964
Net Assets	$21,099		$620,563	$14,867
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.13		$11.85	$9.47
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,943,377		37,510,545	522,545
Net Assets	$19,687		$444,626	$4,948
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$—		$11.87	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		14,720	—
Net Assets	$—		$175	$—

(1) Investment in unaffiliated securities at cost	$29,852		$1,367,121	$28,344
(2) Investments in affiliated funds at cost	$22,527		$—	$—
(3) Amount is less than $500.

See Notes to Financial Statements

20

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Herzfeld Fund		Multi-Asset Trend Fund	Sector Trend Fund

Assets
Investment in unaffiliated securities at value(1)	$43,296		$170,202	$416,142
Cash	750		9,000	512
Receivables
Investment securities sold	607		—	—
Fund shares sold	35		35	396
Dividends and interest receivable	62		93	599
Prepaid expenses	24		24	36

Total assets	44,774		179,354	417,685

Liabilities
Payables
Fund shares repurchased	176		939	1,393
Investment securities purchased	43		—	—
Investment advisory fees	33		153	157
Distribution and service fees	14		95	168
Administration fees	5		18	39
Transfer agent fees and expenses	16		56	142
Trustees’ fees and expenses	—	(2)	1	2
Professional fees	9		13	12
Other accrued expenses	—	(2)	21	36

Total liabilities	296		1,296	1,949

Net Assets	$44,478		$178,058	$415,736

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$49,539		$214,055	$466,621
Accumulated undistributed net investment income (loss)	94		(3,664)	(196)
Accumulated undistributed net realized gain (loss)	(1,146)		(37,667)	(74,408)
Net unrealized appreciation (depreciation) on investments	(4,009)		5,334	23,719

Net Assets	$44,478		$178,058	$415,736

Class A
Net asset value (net assets/shares outstanding) per share	$9.95		$9.74	$11.00
Maximum offering price per share NAV/(1–5.75%)	$10.56		$10.33	$11.67
Shares of beneficial interest outstanding, no par value, unlimited authorization	763,366		3,844,702	12,252,185
Net Assets	$7,597		$37,456	$134,781
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.91		$9.58	$10.80
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,501,664		10,607,734	15,422,726
Net Assets	$14,888		$101,581	$166,560
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.97		$9.76	$10.98
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,206,715		3,997,792	10,421,354
Net Assets	$21,993		$39,021	$114,395

(1) Investment in unaffiliated securities at cost	$47,305		$164,868	$392,423
(2) Amount is less than $500.

See Notes to Financial Statements

21

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	Alternatives Diversifier Fund	Equity Trend Fund	Global Equity Trend Fund

Investment Income
Dividends	$121	$10,577	$239
Dividends from affiliated funds	515	—	—
Interest	—	37	2

Total investment income	636	10,614	241

Expenses
Investment advisory fees	—	7,978	232
Service fees, Class A	27	551	18
Distribution and service fees, Class C	114	3,277	94
Administration fees	43	990	29
Transfer agent fees and expenses	70	1,117	39
Registration fees	25	173	29
Printing fees and expenses	7	139	5
Custodian fees	1	21	1
Professional fees	11	22	11
Trustees’ fees and expenses	2	56	2
Miscellaneous expenses	3	98	4

Total expenses	303	14,422	464
Less expenses reimbursed and/or waived by investment adviser	—	(491)	(4)
Earnings credit from custodian	— (1)	—	—

Net expenses	303	13,931	460

Net investment income (loss)	333	(3,317)	(219)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	(2,699)	(85,994)	(2,419)
Net realized gain (loss) on affiliated investments	2,364	—	—
Capital gain distributions from affiliated funds	1,939	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(2,817)	59,106	942
Net change in unrealized appreciation (depreciation) on affiliated investments	2,043	—	—

Net gain (loss) on investments	830	(26,888)	(1,477)

Net increase (decrease) in net assets resulting from operations	$1,163	$(30,205)	$(1,696)

(1) Amount is less than $500.

See Notes to Financial Statements

22

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	Herzfeld Fund	Multi-Asset Trend Fund	Sector Trend Fund

Investment Income
Dividends	$1,494	$1,327	$3,857
Interest	—	9	13

Total investment income	1,494	1,336	3,870

Expenses
Investment advisory fees	219	1,090	1,033
Service fees, Class A	10	58	177
Distribution and service fees, Class C	75	593	909
Administration fees	28	136	285
Transfer agent fees and expenses	33	163	323
Registration fees	24	41	128
Printing fees and expenses	3	20	38
Custodian fees	1	2	4
Professional fees	10	11	13
Trustees’ fees and expenses	1	8	15
Miscellaneous expenses	2	12	19

Total expenses	406	2,134	2,944
Less expenses reimbursed and/or waived by investment adviser	(25)	—	—
Earnings credit from custodian	— (1)	—	—

Net expenses	381	2,134	2,944

Net investment income (loss)	1,113	(798)	926

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(2,644)	(7,542)	(26,486)
Capital gain distributions from underlying funds	2,050	—	—
Net change in unrealized appreciation (depreciation) on investments	378	3,483	26,815

Net gain (loss) on investments	(216)	(4,059)	329

Net increase (decrease) in net assets resulting from operations	$897	$(4,857)	$1,255

(1) Amount is less than $500.

See Notes to Financial Statements

23

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Alternatives Diversifier Fund		Equity Trend Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$333	$1,799	$(3,317)	$(15,311)
Net realized gain (loss)	1,604	400	(85,994)	179,217
Net change in unrealized appreciation (depreciation)	(774)	(12,509)	59,106	(738,910)

Increase (decrease) in net assets resulting from operations	1,163	(10,310)	(30,205)	(575,004)

From Distributions to Shareholders
Net investment income, Class A	(140)	(652)	—	(816)
Net investment income, Class C	(97)	(386)	—	—
Net investment income, Class I	(177)	(977)	—	(4,384)
Net realized short-term gains, Class A	—	—	—	(96,936)
Net realized short-term gains, Class C	—	—	—	(98,311)
Net realized short-term gains, Class I	—	—	—	(160,323)
Net realized short-term gains, Class R6	—	—	—	(5)
Net realized long-term gains, Class A	—	—	—	(286,197)
Net realized long-term gains, Class C	—	—	—	(289,362)
Net realized long-term gains, Class I	—	—	—	(473,696)
Net realized long-term gains, Class R6	—	—	—	(15)

Decrease in net assets from distributions to shareholders	(414)	(2,015)	—	(1,410,045)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(7,185)	(9,920)	(129,597)	(984,779)
Change in net assets from share transactions, Class C	(4,796)	(8,585)	(111,649)	(668,784)
Change in net assets from share transactions, Class I	(11,094)	(12,643)	(142,225)	(2,373,748)
Change in net assets from share transactions, Class R6	—	—	85	120

Increase (decrease) in net assets from share transactions	(23,075)	(31,148)	(383,386)	(4,027,191)

Net increase (decrease) in net assets	(22,326)	(43,473)	(413,591)	(6,012,240)

Net Assets
Beginning of fiscal year	81,557	125,030	1,861,276	7,873,516

End of fiscal year	$59,231	$81,557	$1,447,685	$1,861,276

Accumulated undistributed net investment income (loss) at end of fiscal year	$330	$411	$(12,147)	$(8,830)

(1) Amount is less than $500.

See Notes to Financial Statements

24

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Global Equity Trend Fund		Herzfeld Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(219)	$(487)	$1,113	$929
Net realized gain (loss)	(2,419)	(8,221)	(594)	218
Net change in unrealized appreciation (depreciation)	942	(10,115)	378	(4,845)

Increase (decrease) in net assets resulting from operations	(1,696)	(18,823)	897	(3,698)

From Distributions to Shareholders
Net investment income, Class A	—	(271)	(177)	(283)
Net investment income, Class C	—	—	(292)	(365)
Net investment income, Class I	—	(467)	(550)	(414)
Net realized short-term gains, Class A	—	(1,492)	—	(122)
Net realized short-term gains, Class C	—	(1,771)	—	(166)
Net realized short-term gains, Class I	—	(1,788)	—	(74)
Net realized long-term gains, Class A	—	(3,944)	(78)	(104)
Net realized long-term gains, Class C	—	(4,687)	(153)	(143)
Net realized long-term gains, Class I	—	(4,759)	(234)	(69)

Decrease in net assets from distributions to shareholders	—	(19,179)	(1,484)	(1,740)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(6,478)	(45,890)	(744)	428
Change in net assets from share transactions, Class C	(6,772)	(36,615)	159	6,251
Change in net assets from share transactions, Class I	(10,551)	(70,130)	7,417	13,715

Increase (decrease) in net assets from share transactions	(23,801)	(152,635)	6,832	20,394

Net increase (decrease) in net assets	(25,497)	(190,637)	6,245	14,956

Net Assets
Beginning of fiscal year	56,897	247,534	38,233	23,277

End of fiscal year	$31,400	$56,897	$44,478	$38,233

Accumulated undistributed net investment income (loss) at end of fiscal year	$(917)	$(698)	$94	$—

See Notes to Financial Statements

25

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Multi-Asset Trend Fund		Sector Trend Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(798)	$(2,088)	$926	$1,801
Net realized gain (loss)	(7,542)	(20,676)	(26,486)	94,402
Net change in unrealized appreciation (depreciation)	3,483	(21,205)	26,815	(139,165)

Increase (decrease) in net assets resulting from operations	(4,857)	(43,969)	1,255	(42,962)

From Distributions to Shareholders
Net investment income, Class A	(41)	(516)	(986)	(1,055)
Net investment income, Class C	— (1)	—	—	(406)
Net investment income, Class I	(244)	(1,292)	(1,649)	(1,161)
Net realized short-term gains, Class A	—	(3,223)	—	(13,616)
Net realized short-term gains, Class C	—	(7,394)	—	(13,013)
Net realized short-term gains, Class I	—	(6,241)	—	(12,582)
Net realized long-term gains, Class A	—	(7,765)	—	(59,091)
Net realized long-term gains, Class C	—	(17,829)	—	(56,735)
Net realized long-term gains, Class I	—	(15,105)	—	(54,658)

Decrease in net assets from distributions to shareholders	(285)	(59,365)	(2,635)	(212,317)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(16,757)	(68,771)	(21,716)	(72,892)
Change in net assets from share transactions, Class C	(34,777)	(146,112)	(39,938)	(2,219)
Change in net assets from share transactions, Class I	(33,231)	(206,162)	(54,522)	(62,196)

Increase (decrease) in net assets from share transactions	(84,765)	(421,045)	(116,176)	(137,307)

Net increase (decrease) in net assets	(89,907)	(524,379)	(117,556)	(392,586)

Net Assets
Beginning of fiscal year	267,965	792,344	533,292	925,878

End of fiscal year	$178,058	$267,965	$415,736	$533,292

Accumulated undistributed net investment income (loss) at end of fiscal year	$(3,664)	$(2,581)	$(196)	$1,513

(1) Amount is less than $500.

See Notes to Financial Statements

26

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Capital Gains Distributions Received from Affiliated Funds(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Alternatives
Diversifier Fund
Class A
10/1/15 to 3/31/16(13)	$9.99	0.06	0.28	(0.12)	0.22	(0.07)	(0.07)	0.15	$10.14	2.18	%(4)	$18,445	0.73	%(3)(9)	0.73	%(3)	1.14	%(3)	26	%(4)
10/1/14 to 9/30/15	11.31	0.19	0.09	(1.39)	(1.11)	(0.21)	(0.21)	(1.32)	9.99	(10.02)		25,377	0.64		0.64		1.77		46
10/1/13 to 9/30/14	10.97	0.15	0.07	0.25	0.47	(0.13)	(0.13)	0.34	11.31	4.28		39,076	0.65		0.65		1.32		27
10/1/12 to 9/30/13	11.10	0.21	—	(0.13)	0.08	(0.21)	(0.21)	(0.13)	10.97	0.73		51,339	0.58	(7)	0.63		1.93		24
10/1/11 to 9/30/12	9.68	0.10	—	1.38	1.48	(0.06)	(0.06)	1.42	11.10	15.37		65,463	0.45		0.65		0.95		29
10/1/10 to 9/30/11(11)	10.05	0.21	0.07	(0.49)	(0.21)	(0.16)	(0.16)	(0.37)	9.68	(2.12)		79,103	0.45		0.65		1.96		18

Class C
10/1/15 to 3/31/16(13)	$9.90	0.02	0.28	(0.13)	0.17	(0.04)	(0.04)	0.13	$10.03	1.76	%(4)	$21,099	1.48	%(3)(9)	1.48	%(3)	0.40	%(3)	26	%(4)
10/1/14 to 9/30/15	11.21	0.11	0.09	(1.39)	(1.19)	(0.12)	(0.12)	(1.31)	9.90	(10.66)		25,637	1.39		1.39		1.02		46
10/1/13 to 9/30/14	10.83	0.07	0.07	0.25	0.39	(0.01)	(0.01)	0.38	11.21	3.47		38,005	1.40		1.40		0.58		27
10/1/12 to 9/30/13	10.93	0.13	—	(0.13)	—	(0.10)	(0.10)	(0.10)	10.83	(0.05)		44,850	1.33	(7)	1.38		1.22		24
10/1/11 to 9/30/12	9.55	0.02	—	1.36	1.38	—	—	1.38	10.93	14.45		57,336	1.20		1.40		0.20		29
10/1/10 to 9/30/11(11)	9.95	0.13	0.07	(0.48)	(0.28)	(0.12)	(0.12)	(0.40)	9.55	(2.82)		66,411	1.20		1.40		1.20		18

Class I
10/1/15 to 3/31/16(13)	$9.98	0.07	0.28	(0.13)	0.22	(0.07)	(0.07)	0.15	$10.13	2.26	%(4)	$19,687	0.47	%(3)(9)	0.47	%(3)	1.35	%(3)	26	%(4)
10/1/14 to 9/30/15	11.30	0.22	0.09	(1.39)	(1.08)	(0.24)	(0.24)	(1.32)	9.98	(9.77)		30,543	0.39		0.39		1.99		46
10/1/13 to 9/30/14	10.98	0.18	0.08	0.24	0.50	(0.18)	(0.18)	0.32	11.30	4.52		47,949	0.40		0.40		1.56		27
10/1/12 to 9/30/13	11.12	0.16	—	(0.05)	0.11	(0.25)	(0.25)	(0.14)	10.98	1.00		111,396	0.36	(7)	0.38		1.48		24
10/1/11 to 9/30/12	9.70	0.13	—	1.38	1.51	(0.09)	(0.09)	1.42	11.12	15.63		37,590	0.20		0.40		1.21		29
10/1/10 to 9/30/11(11)	10.06	0.23	0.06	(0.48)	(0.19)	(0.17)	(0.17)	(0.36)	9.70	(1.89)		36,495	0.20		0.39		2.16		18

The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

27

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (In thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Equity Trend
Fund
Class A
10/1/15 to 3/31/16(13)	$12.14	(0.01)	(0.34)	(0.35)	—	—	—	(0.35)	$11.79	(2.88	)%(4)	$382,321	1.53	%(3)(7)	1.58	%(3)	(0.20	)%(3)	165	%(4)
10/1/14 to 9/30/15	17.39	(0.03)	(1.79)	(1.82)	(0.01)	(3.42)	(3.43)	(5.25)	12.14	(12.79)		520,337	1.60	(12)	1.60		(0.22)		674
10/1/13 to 9/30/14	15.52	0.06	2.29	2.35	(0.04)	(0.44)	(0.48)	1.87	17.39	15.31		2,044,955	1.61	(12)	1.61		0.36		227
10/1/12 to 9/30/13	13.43	0.11	2.09	2.20	(0.11)	—	(0.11)	2.09	15.52	16.50		1,937,456	1.62	(12)	1.62		0.75		140
10/1/11 to 9/30/12	11.69	0.10	1.73	1.83	(0.09)	—	(0.09)	1.74	13.43	15.74		1,323,109	1.64		1.64		0.80		297
10/1/10 to 9/30/11	11.17	0.10	0.52	0.62	(0.08)	(0.02)	(0.10)	0.52	11.69	5.47		958,603	1.67	(10)	1.67		0.80		247

Class C
10/1/15 to 3/31/16(13)	$11.87	(0.05)	(0.33)	(0.38)	—	—	—	(0.38)	$11.49	(3.20	)%(4)	$620,563	2.24	%(3)(7)	2.33	%(3)	(0.91	)%(3)	165	%(4)
10/1/14 to 9/30/15	17.16	(0.13)	(1.76)	(1.89)	—	(3.40)	(3.40)	(5.29)	11.87	(13.45)		746,390	2.36	(12)	2.36		(0.97)		674
10/1/13 to 9/30/14	15.39	(0.06)	2.27	2.21	—	(0.44)	(0.44)	1.77	17.16	14.48		1,988,290	2.36	(12)	2.36		(0.38)		227
10/1/12 to 9/30/13	13.34	—	2.07	2.07	(0.02)	—	(0.02)	2.05	15.39	15.55		1,307,857	2.37	(12)	2.37		0.02		140
10/1/11 to 9/30/12	11.62	0.01	1.72	1.73	(0.01)	—	(0.01)	1.72	13.34	14.91		767,602	2.38		2.39		0.09		297
10/1/10 to 9/30/11	11.15	0.02	0.51	0.53	(0.04)	(0.02)	(0.06)	0.47	11.62	4.68		457,630	2.38	(10)	2.42		0.13		247

Class I
10/1/15 to 3/31/16(13)	$12.19	—	(0.34)	(0.34)	—	—	—	(0.34)	$11.85	(2.79	)%(4)	$444,626	1.30	%(3)(7)	1.33	%(3)	0.03	%(3)	165	%(4)
10/1/14 to 9/30/15	17.42	0.01	(1.80)	(1.79)	(0.02)	(3.42)	(3.44)	(5.23)	12.19	(12.57)		594,460	1.35	(12)	1.35		0.04		674
10/1/13 to 9/30/14	15.54	0.10	2.30	2.40	(0.08)	(0.44)	(0.52)	1.88	17.42	15.61		3,840,271	1.36	(12)	1.36		0.62		227
10/1/12 to 9/30/13	13.45	0.15	2.08	2.23	(0.14)	—	(0.14)	2.09	15.54	16.75		2,580,005	1.37	(12)	1.37		1.02		140
10/1/11 to 9/30/12	11.71	0.14	1.72	1.86	(0.12)	—	(0.12)	1.74	13.45	15.98		1,479,042	1.39		1.39		1.10		297
10/1/10 to 9/30/11	11.17	0.14	0.52	0.66	(0.10)	(0.02)	(0.12)	0.54	11.71	5.78		754,415	1.42	(10)	1.42		1.09		247

Class R6
10/1/15 to 3/31/16(13)	$12.20	0.01	(0.34)	(0.33)	—	—	—	(0.33)	$11.87	(2.70	)%(4)	$175	1.15	%(3)(7)	1.24	%(3)	0.20	%(3)	165	%(4)
11/12/14(6) to 9/30/15	17.20	0.01	(1.57)	(1.56)	(0.02)	(3.42)	(3.44)	(5.00)	12.20	(11.39	)(4)	89	1.28	(3)(12)	1.28	(3)	0.10	(3)	674
Global Equity
Trend Fund
Class A
10/1/15 to 3/31/16(13)	$9.76	(0.03)	(0.31)	(0.34)	—	—	—	(0.34)	$9.42	(3.48	)%(4)	$11,585	1.75	%(3)	1.77	%(3)	(0.70	)%(3)	154	%(4)
10/1/14 to 9/30/15	12.42	(0.03)	(1.48)	(1.51)	(0.07)	(1.08)	(1.15)	(2.66)	9.76	(13.21)		18,523	1.68	(12)	1.68		(0.23)		614
10/1/13 to 9/30/14	11.76	0.07	0.91	0.98	(0.02)	(0.30)	(0.32)	0.66	12.42	8.43		75,879	1.66	(10)	1.65		0.55		205
10/1/12 to 9/30/13	10.56	0.04	1.26	1.30	(0.06)	(0.04)	(0.10)	1.20	11.76	12.32		56,689	1.75	(10)	1.71		0.33		194
10/1/11 to 9/30/12	9.42	0.08	1.12	1.20	(0.06)	—	(0.06)	1.14	10.56	12.75		27,699	1.75		1.78		0.83		258
3/15/11(6) to 9/30/11	10.00	0.07	(0.63)	(0.56)	(0.02)	—	(0.02)	(0.58)	9.42	(5.62	)(4)	5,467	1.75	(3)	2.88	(3)	1.23	(3)	199	(4)

Class C
10/1/15 to 3/31/16(13)	$9.59	(0.07)	(0.30)	(0.37)	—	—	—	(0.37)	$9.22	(3.86	)%(4)	$14,867	2.50	%(3)	2.52	%(3)	(1.45	)%(3)	154	%(4)
10/1/14 to 9/30/15	12.24	(0.09)	(1.48)	(1.57)	—	(1.08)	(1.08)	(2.65)	9.59	(13.88)		22,376	2.41	(12)	2.43		(0.87)		614
10/1/13 to 9/30/14	11.64	(0.02)	0.92	0.90	—	(0.30)	(0.30)	0.60	12.24	7.69		72,013	2.37	(10)	2.40		(0.17)		205
10/1/12 to 9/30/13	10.50	(0.05)	1.25	1.20	(0.02)	(0.04)	(0.06)	1.14	11.64	11.52		44,239	2.48	(10)	2.46		(0.42)		194
10/1/11 to 9/30/12	9.40	— (5)	1.12	1.12	(0.02)	—	(0.02)	1.10	10.50	12.04		21,051	2.50		2.53		0.01		258
3/15/11(6) to 9/30/11	10.00	0.01	(0.61)	(0.60)	— (5)	—	—	(0.60)	9.40	(6.09	)(4)	4,885	2.50	(3)	3.81	(3)	0.17	(3)	199	(4)

Class I
10/1/15 to 3/31/16(13)	$9.79	(0.02)	(0.30)	(0.32)	—	—	—	(0.32)	$9.47	(3.27	)%(4)	$4,948	1.50	%(3)	1.51	%(3)	(0.47	)%(3)	154	%(4)
10/1/14 to 9/30/15	12.47	— (5)	(1.50)	(1.50)	(0.10)	(1.08)	(1.18)	(2.68)	9.79	(13.06)		15,998	1.43	(12)	1.43		0.01		614
10/1/13 to 9/30/14	11.80	0.10	0.92	1.02	(0.05)	(0.30)	(0.35)	0.67	12.47	8.68		99,642	1.44	(10)	1.41		0.80		205
10/1/12 to 9/30/13	10.58	0.07	1.25	1.32	(0.06)	(0.04)	(0.10)	1.22	11.80	12.59		38,889	1.50	(10)	1.46		0.58		194
10/1/11 to 9/30/12	9.42	0.09	1.14	1.23	(0.07)	—	(0.07)	1.16	10.58	13.15		19,112	1.50		1.52		0.90		258
3/15/11(6) to 9/30/11	10.00	0.07	(0.63)	(0.56)	(0.02)	—	(0.02)	(0.58)	9.42	(5.59	)(4)	9,565	1.50	(3)	2.85	(3)	1.37	(3)	199	(4)
The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

28

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (In thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Herzfeld Fund
Class A
10/1/15 to 3/31/16(13)	$9.91	0.26	0.11	0.37	(0.23)	(0.10)	(0.33)	0.04	$9.95	3.73	%(4)	$7,597	1.60	%(3)(9)	1.71	%(3)	5.21	%(3)	24	%(4)
10/1/14 to 9/30/15	11.37	0.35	(1.12)	(0.77)	(0.37)	(0.32)	(0.69)	(1.46)	9.91	(7.17)		8,324	1.60		1.73		3.20		57
10/1/13 to 9/30/14	10.45	0.34	1.02	1.36	(0.36)	(0.08)	(0.44)	0.92	11.37	13.21		9,212	1.60		1.93		3.04		53
10/1/12 to 9/30/13	10.21	0.33	0.18	0.51	(0.26)	(0.01)	(0.27)	0.24	10.45	5.10		2,917	1.60		2.60		3.13		22
9/5/12(6) to 9/30/12	10.00	0.04	0.17	0.21	—	—	—	0.21	10.21	2.10	(4)	105	1.60	(3)	37.91	(3)	5.93		3	(4)

Class C
10/1/15 to 3/31/16(13)	$9.87	0.22	0.11	0.33	(0.19)	(0.10)	(0.29)	0.04	$9.91	3.37	%(4)	$14,888	2.35	%(3)(9)	2.46	%(3)	4.47	%(3)	24	%(4)
10/1/14 to 9/30/15	11.34	0.26	(1.11)	(0.85)	(0.30)	(0.32)	(0.62)	(1.47)	9.87	(7.94)		14,761	2.35		2.48		2.39		57
10/1/13 to 9/30/14	10.43	0.26	1.01	1.27	(0.28)	(0.08)	(0.36)	0.91	11.34	12.34		10,624	2.35		2.70		2.35		53
10/1/12 to 9/30/13	10.21	0.25	0.19	0.44	(0.21)	(0.01)	(0.22)	0.22	10.43	4.36		4,942	2.35		3.25		2.40		22
9/5/12(6) to 9/30/12	10.00	0.03	0.18	0.21	—	—	—	0.21	10.21	2.10	(4)	102	2.35	(3)	38.62	(3)	5.21		3	(4)

Class I
10/1/15 to 3/31/16(13)	$9.92	0.27	0.12	0.39	(0.24)	(0.10)	(0.34)	0.05	$9.97	3.97	%(4)	$21,993	1.35	%(3)(9)	1.47	%(3)	5.45	%(3)	24	%(4)
10/1/14 to 9/30/15	11.39	0.37	(1.12)	(0.75)	(0.40)	(0.32)	(0.72)	(1.47)	9.92	(7.01)		15,148	1.35		1.47		3.39		57
10/1/13 to 9/30/14	10.46	0.38	1.01	1.39	(0.38)	(0.08)	(0.46)	0.93	11.39	13.54		3,441	1.35		1.71		3.40		53
10/1/12 to 9/30/13	10.21	0.09	0.46	0.55	(0.29)	(0.01)	(0.30)	0.25	10.46	5.41		1,765	1.35		3.71		0.86		22
9/5/12(6) to 9/30/12	10.00	0.03	0.18	0.21	—	—	—	0.21	10.21	2.10	(4)	1,017	1.35	(3)	38.61	(3)	4.39		3	(4)
Multi-Asset Trend
Fund
Class A
10/1/15 to 3/31/16(13)	$9.94	(0.02)	(0.17)	(0.19)	(0.01)	—	(0.01)	(0.20)	$9.74	(1.92	)%(4)	$37,456	1.61	%(3)(12)	1.61	%(3)	(0.39	)%(3)	157	%(4)
10/1/14 to 9/30/15	11.85	(0.02)	(0.92)	(0.94)	(0.04)	(0.93)	(0.97)	(1.91)	9.94	(8.58)		55,214	1.62	(12)	1.62		(0.15)		519
10/1/13 to 9/30/14	11.28	0.10	0.69	0.79	(0.07)	(0.15)	(0.22)	0.57	11.85	6.97		143,765	1.62	(12)	1.62	(12)	0.83		337
10/1/12 to 9/30/13	10.67	0.06	0.62	0.68	(0.05)	(0.02)	(0.07)	0.61	11.28	6.39		114,697	1.64	(12)	1.64	(12)	0.51		275
10/1/11 to 9/30/12	9.69	0.09	0.98	1.07	(0.09)	—	(0.09)	0.98	10.67	11.08		66,122	1.73		1.70		0.84		211
3/15/11(6) to 9/30/11	10.00	0.07	(0.38)	(0.31)	—	—	—	(0.31)	9.69	(3.10	)(4)	12,232	1.75	(3)	2.17	(3)	1.35	(3)	153	(4)

Class C
10/1/15 to 3/31/16(13)	$9.80	(0.06)	(0.16)	(0.22)	— (5)	—	— (5)	(0.22)	$9.58	(2.24	)%(4)	$101,581	2.36	%(3)(12)	2.36	%(3)	(1.14	)%(3)	157	%(4)
10/1/14 to 9/30/15	11.73	(0.09)	(0.91)	(1.00)	—	(0.93)	(0.93)	(1.93)	9.80	(9.23)		139,223	2.36	(12)	2.37		(0.89)		519
10/1/13 to 9/30/14	11.19	0.01	0.68	0.69	—	(0.15)	(0.15)	0.54	11.73	6.15		331,980	2.35	(12)	2.37	(12)	0.09		337
10/1/12 to 9/30/13	10.60	(0.02)	0.63	0.61	—	(0.02)	(0.02)	0.59	11.19	5.71		230,459	2.37	(12)	2.39	(12)	(0.23)		275
10/1/11 to 9/30/12	9.66	0.02	0.96	0.98	(0.04)	—	(0.04)	0.94	10.60	10.13		131,330	2.45		2.45		0.16		211
3/15/11(6) to 9/30/11	10.00	0.02	(0.36)	(0.34)	—	—	—	(0.34)	9.66	(3.40	)(4)	32,390	2.50	(3)	2.85	(3)	0.43	(3)	153	(4)

Class I
10/1/15 to 3/31/16(13)	$9.99	(0.01)	(0.17)	(0.18)	(0.05)	—	(0.05)	(0.23)	$9.76	(1.76	)%(4)	$39,021	1.36	%(3)(12)	1.36	%(3)	(0.12	)%(3)	157	%(4)
10/1/14 to 9/30/15	11.88	0.01	(0.91)	(0.90)	(0.06)	(0.93)	(0.99)	(1.89)	9.99	(8.36)		73,528	1.36	(12)	1.36		0.11		519
10/1/13 to 9/30/14	11.31	0.13	0.69	0.82	(0.10)	(0.15)	(0.25)	0.57	11.88	7.20		316,599	1.37	(12)	1.37	(12)	1.06		337
10/1/12 to 9/30/13	10.69	0.08	0.63	0.71	(0.07)	(0.02)	(0.09)	0.62	11.31	6.70		248,984	1.39	(12)	1.39	(12)	0.74		275
10/1/11 to 9/30/12	9.71	0.12	0.96	1.08	(0.10)	—	(0.10)	0.98	10.69	11.24		146,634	1.49		1.46		1.17		211
3/15/11(6) to 9/30/11	10.00	0.10	(0.39)	(0.29)	—	—	—	(0.29)	9.71	(2.90	)(4)	19,131	1.50	(3)	2.01	(3)	1.82	(3)	153	(4)

The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

29

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Sector Trend Fund
Class A
10/1/15 to 3/31/16(13)	$11.00	0.03	0.05	0.08	(0.08)	—	(0.08)	—	$11.00	0.80	%(4)	$134,781	1.06	%(3)	1.06	%(3)	0.63	%(3)	284	%(4)
10/1/14 to 9/30/15	15.21	0.05	(0.71)	(0.66)	(0.05)	(3.50)	(3.55)	(4.21)	11.00	(6.19)		156,759	0.98		0.98		0.39		576
10/1/13 to 9/30/14	13.87	0.15	2.25	2.40	(0.13)	(0.93)	(1.06)	1.34	15.21	17.81		316,571	0.98		0.98		1.02		129
10/1/12 to 9/30/13	12.15	0.17	2.11	2.28	(0.17)	(0.39)	(0.56)	1.72	13.87	19.63		257,492	1.00		1.00		1.29		123
10/1/11 to 9/30/12	10.67	0.14	1.68	1.82	(0.12)	(0.22)	(0.34)	1.48	12.15	17.51		199,268	1.02		1.02		1.22		190
10/1/10 to 9/30/11	10.18	0.11	0.54	0.65	(0.16)	—	(0.16)	0.49	10.67	6.20		184,613	1.04		1.04		0.97		134

Class C
10/1/15 to 3/31/16(13)	$10.76	(0.01)	0.05	0.04	—	—	—	0.04	$10.80	0.37	%(4)	$166,560	1.81	%(3)	1.81	%(3)	(0.12	)%(3)	284	%(4)
10/1/14 to 9/30/15	15.02	(0.04)	(0.69)	(0.73)	(0.02)	(3.51)	(3.53)	(4.26)	10.76	(6.86)		206,556	1.74		1.74		(0.34)		576
10/1/13 to 9/30/14	13.73	0.04	2.21	2.25	(0.03)	(0.93)	(0.96)	1.29	15.02	16.89		296,160	1.73		1.73		0.28		129
10/1/12 to 9/30/13	12.03	0.07	2.10	2.17	(0.08)	(0.39)	(0.47)	1.70	13.73	18.80		217,861	1.74		1.75		0.57		123
10/1/11 to 9/30/12	10.56	0.06	1.67	1.73	(0.04)	(0.22)	(0.26)	1.47	12.03	16.60		157,461	1.75		1.77		0.53		190
10/1/10 to 9/30/11	10.09	0.04	0.52	0.56	(0.09)	—	(0.09)	0.47	10.56	5.49		144,813	1.71		1.79		0.33		134

Class I
10/1/15 to 3/31/16(13)	$11.02	0.05	0.05	0.10	(0.14)	—	(0.14)	(0.04)	$10.98	0.89	%(4)	$114,395	0.81	%(3)	0.81	%(3)	0.88	%(3)	284	%(4)
10/1/14 to 9/30/15	15.21	0.08	(0.71)	(0.63)	(0.05)	(3.51)	(3.56)	(4.19)	11.02	(5.90)		169,977	0.73		0.73		0.65		576
10/1/13 to 9/30/14	13.87	0.19	2.25	2.44	(0.17)	(0.93)	(1.10)	1.34	15.21	18.08		313,147	0.73		0.73		1.29		129
10/1/12 to 9/30/13	12.15	0.20	2.11	2.31	(0.20)	(0.39)	(0.59)	1.72	13.87	19.92		173,096	0.75		0.75		1.56		123
10/1/11 to 9/30/12	10.67	0.17	1.68	1.85	(0.15)	(0.22)	(0.37)	1.48	12.15	17.71		122,198	0.77		0.77		1.53		190
10/1/10 to 9/30/11	10.18	0.14	0.54	0.68	(0.19)	—	(0.19)	0.49	10.67	6.56		85,585	0.82		0.82		1.26		134

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	Inception date.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	Earnings credits from custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.
(10)	See Note 3C in the Notes to Financial Statements for information on recapture of expense previously waived.
(11)	Effective December 1, 2010, the Adviser has discontinued charging an advisory fee.
(12)	The Fund is currently under its expense limitation.
(13)	Unaudited.

See Notes to Financial Statements

30

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2016 (Unaudited)

Note	1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 28 funds of the Trust are offered for sale, of which six (each a “Fund”) are reported in this semiannual report.

Each Fund has a distinct investment objective and each is diversified except the Herzfeld Fund. The Funds have the following investment objectives:

Fund	Investment Objective
Alternatives Diversifier Fund	Long-term capital appreciation.
Equity Trend Fund	Long-term capital appreciation.
Global Equity Trend Fund	Capital appreciation.
Herzfeld Fund	Capital appreciation and current income.
Multi-Asset Trend Fund	Capital appreciation.
Sector Trend Fund	Long-term capital appreciation.

There is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class A shares, Class C shares, and Class I shares. The Equity Trend Fund now offers Class R6 shares. Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC. Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit sharing plans, defined benefit plans and other employer directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder servicing plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note	2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local

31

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2012 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a fund bears directly, the shareholders of a fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

32

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

G.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2016, none of the Funds had securities on loan.

H.	Earnings Credit and Interest

Through arrangements with each Fund’s custodian, each Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce each Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest income” in each Fund’s Statements of Operations for the period, as applicable.

Note	3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of the following Funds:

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Global Equity Trend Fund	1.00%	0.95%	0.90%
Multi-Asset Trend Fund	1.00	0.95	0.90

	First $1 Billion	$1+ Billion
Herzfeld Fund	1.00	0.95
Sector Trend Fund	0.45	0.40

	First $4 Billion	$4+ Billion
Equity Trend Fund	1.00%	0.95%

Alternatives Diversifier Fund – the Adviser has discontinued charging an advisory fee.

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Fund(s) they serve is as follows:

Fund	Subadviser(s)	Fund	Subadviser(s)
Alternatives Diversifier Fund	Euclid(1)	Herzfeld Fund	Herzfeld(2)
Equity Trend Fund	Euclid(1)	Multi-Asset Trend Fund	Euclid(1)
Global Equity Trend Fund	Euclid(1)	Sector Trend Fund	Euclid(1)

(1)	Euclid Advisors LLC, an indirect wholly owned subsidiary of Virtus.
(2)	Thomas J. Herzfeld Advisors, Inc.

C.	Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit certain Funds’ total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any), so that such expenses do not exceed the percentages of the Fund’s average daily net asset values as listed below through January 31, 2017.

	Class A	Class C	Class I	Class R6
Equity Trend Fund*	1.42%	2.02%	1.24%	1.03%
Global Equity Trend Fund	1.75	2.50	1.50	—
Herzfeld Fund	1.60	2.35	1.35	—
Multi-Asset Trend Fund†	1.75	2.50	1.50	—

†	expenses are currently below the cap level.
*	Effective February 8, 2016. For the period of October 1, 2015, through February 5, 2016, the expense caps were as follows for Class A, Class C, Class I, and Class R6, respectively: 1.70%, 2.45%, 1.45%, and 1.38%.

33

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

D.	Expense Recapture

For certain Funds the Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2016	2017	2018	Total
Alternatives Diversifier Fund	$75	$—	$—	$75
Herzfeld Fund	68	56	40	164

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2016, it retained net commissions of $261 of Class A shares and deferred sales charges of $20 and $90 for Class A shares and Class C shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	The Funds invest in ETFs. In addition to the fees listed the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2)	The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent of the Trust.

For the period ended March 31, 2016, the Funds incurred administration fees from the Trust totaling $1,188 which are included in the Statements of Operations.

For the period ended March 31, 2016, the Funds incurred transfer agent fees from the Trust totaling $1,631 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

At March 31, 2016, Virtus and its affiliates held shares of certain Funds which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Equity Trend Fund
Class R6	14,720	$175
Herzfeld Fund
Class A	11,756	117
Class C	11,495	114
Class I	94,791	945

34

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

H.	Investments in Affiliates

A summary of the Alternatives Diversifier Fund’s total long-term and short-term purchases and sales of the Class I shares of the affiliated underlying funds(1) during the period ended March 31, 2016, is as follows:

	Value, beginning of period	Purchases(2)	Sales Proceeds
Virtus Global Infrastructure Fund	$15,334	$2,726	$7,450
Virtus Global Real Estate Securities Fund	7,542	188	2,200
Virtus International Real Estate Securities Fund	7,707	888	3,950
Virtus Real Estate Securities Fund	7,189	2,091	3,630
Virtus Senior Floating Rate Fund	12,164	1,362	8,225

	$49,936	$7,255	$25,455

	Value, end of period	Dividend Income	Distributions of Realized Gains
Virtus Global Infrastructure Fund	$10,697	$122	$605
Virtus Global Real Estate Securities Fund	5,908	91	97
Virtus International Real Estate Securities Fund	4,765	88	—
Virtus Real Estate Securities Fund	4,819	54	1,237
Virtus Senior Floating Rate Fund	5,095	160	—

	$31,284	$515	$1,939

(1)	The Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2016, the Fund was the owner of record of approximately 13% of Virtus International Real Estate Securities Fund.
(2)	Includes reinvested dividends from income and capital gain distributions.

Note	4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2016, were as follows:

	Purchases	Sales
Alternatives Diversifier Fund	$17,716	$39,244
Equity Trend Fund	2,446,094	1,984,555
Global Equity Trend Fund	47,041	40,746
Herzfeld Fund	16,803	10,130
Multi-Asset Trend Fund	256,306	279,978
Sector Trend Fund	1,204,460	901,943

Note	5. Borrowings

($ reported in thousands)

On July 1, 2015, the Funds and other affiliated Funds entered into a $50,000 secured Line of Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Funds to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Fund’s total net assets in accordance with the Agreement. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

From February 17, 2016, to February 23, 2016, the Herzfeld Fund made borrowings. The average daily borrowings under the Agreement and the weighted daily average interest rate were $407 and 1.43%, respectively. No other Funds made borrowings during the period and no Fund had any outstanding borrowings as of March 31, 2016.

35

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Note	6. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Alternatives Diversifier Fund				Equity Trend Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	37	$362	240	$2,652	1,274	$15,299	14,875	$216,781
Reinvestment of distributions	13	130	55	607	—	—	26,015	358,962
Plan of Reorganization (Note 12)	—	—	—	—	7,287	82,432	—	—
Shares repurchased	(771)	(7,677)	(1,209)	(13,179)	(19,004)	(227,328)	(115,604)	(1,560,522)

Net Increase / (Decrease)	(721)	$(7,185)	(914)	$(9,920)	(10,443)	$(129,597)	(74,714)	$(984,779)

Class C
Sale of shares	21	$203	75	$825	1,246	$14,696	16,872	$238,376
Reinvestment of distributions	8	78	28	309	—	—	24,034	325,886
Plan of Reorganization (Note 12)	—	—	—	—	11,669	128,740	—	—
Shares repurchased	(515)	(5,077)	(904)	(9,720)	(21,787)	(255,085)	(93,877)	(1,233,046)

Net Increase / (Decrease)	(486)	$(4,796)	(801)	$(8,586)	(8,872)	$(111,649)	(52,971)	$(668,784)

Class I
Sale of shares	220	$2,206	1,229	$13,567	2,548	$30,904	39,668	$574,419
Reinvestment of distributions	16	153	62	681	—	—	37,699	521,659
Plan of Reorganization (Note 12)	—	—	—	—	11,946	135,785	—	—
Shares repurchased	(1,353)	(13,453)	(2,472)	(26,891)	(25,753)	(308,914)	(248,990)	(3,469,826)

Net Increase / (Decrease)	(1,117)	$(11,094)	(1,181)	$(12,643)	(11,259)	$(142,225)	(171,623)	$(2,373,748)

Class R6
Sale of shares	—	$—	—	$—	—	$—	6	$100
Reinvestment of distributions	—	—	—	—	—	—	1	20
Plan of Reorganization (Note 12)	—	—	—	—	7	85	— (1)	— (2)
Shares repurchased	—	—	—	—	—	—	— (1)	— (2)

Net Increase / (Decrease)	—	$—	—	$—	7	$85	7	$120

	Global Equity Trend Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	81	$782	1,197	$13,144
Reinvestment of distributions	—	—	509	5,652
Shares repurchased	(750)	(7,260)	(5,916)	(64,685)

Net Increase / (Decrease)	(669)	$(6,478)	(4,210)	$(45,889)

Class C
Sale of shares	60	$568	635	$6,902
Reinvestment of distributions	—	—	584	6,384
Shares repurchased	(781)	(7,340)	(4,770)	(49,901)

Net Increase / (Decrease)	(721)	$(6,772)	(3,551)	$(36,615)

Class I
Sale of shares	42	$413	992	$11,048
Reinvestment of distributions	—	—	631	7,036
Shares repurchased	(1,153)	(10,964)	(7,982)	(88,214)

Net Increase / (Decrease)	(1,111)	$(10,551)	(6,359)	$(70,130)

(1)	Amount is less than 500.
(2)	Amount is less than $500.

36

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

	Herzfeld Fund				Multi-Asset Trend Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	109	$1,100	612	$6,823	111	$1,100	1,899	$20,815
Reinvestment of distributions	25	254	47	506	4	39	1,017	11,007
Shares repurchased	(211)	(2,098)	(628)	(6,901)	(1,824)	(17,896)	(9,493)	(100,593)

Net Increase / (Decrease)	(77)	$(744)	31	$428	(1,709)	$(16,757)	(6,577)	$(68,771)

Class C
Sale of shares	275	$2,738	967	$10,722	227	$2,194	2,972	$31,920
Reinvestment of distributions	45	444	63	671	—	—	2,252	24,117
Shares repurchased	(313)	(3,023)	(472)	(5,142)	(3,824)	(36,971)	(19,312)	(202,149)

Net Increase / (Decrease)	7	$159	558	$6,251	(3,597)	$(34,777)	(14,088)	$(146,112)

Class I
Sale of shares	1,370	$13,885	1,671	$18,514	289	$2,828	3,215	$35,797
Reinvestment of distributions	78	782	52	553	22	217	1,924	20,908
Shares repurchased	(768)	(7,250)	(499)	(5,352)	(3,677)	(36,276)	(24,418)	(262,867)

Net Increase / (Decrease)	680	$7,417	1,224	$13,715	(3,366)	$(33,231)	(19,279)	$(206,162)

	Sector Trend Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	1,319	$14,239	11,512	$142,000
Reinvestment of distributions	78	850	5,546	66,431
Shares repurchased	(3,402)	(36,805)	(23,619)	(281,323)

Net Increase / (Decrease)	(2,005)	$(21,716)	(6,561)	$(72,892)

Class C
Sale of shares	1,161	$12,369	9,549	$113,509
Reinvestment of distributions	—	—	4,741	55,847
Shares repurchased	(4,936)	(52,307)	(14,803)	(171,575)

Net Increase / (Decrease)	(3,775)	$(39,938)	(513)	$(2,219)

Class I
Sale of shares	2,104	$22,371	19,340	$231,425
Reinvestment of distributions	121	1,318	5,015	60,118
Shares repurchased	(7,230)	(78,211)	(29,519)	(353,739)

Net Increase / (Decrease)	(5,005)	$(54,522)	(5,164)	$(62,196)

37

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Note	7. 10% Shareholders

As of March 31, 2016, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below.

	% of Shares Outstanding	Number of Accounts
Alternatives Diversifier Fund	13%	1
Global Equity Trend Fund	17	1
Herzfeld Fund	60	4
Multi-Asset Trend Fund	21	1

Note	8. Credit Risk and Asset Concentration

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors. At March 31, 2016, the Equity Trend Fund held securities issued by various companies in the Consumer Discretionary sector representing 29% of the total investments of the Fund.

Note	9. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note	10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alternatives Diversifier Fund	$79,099	$4,215	$(24,092)	$(19,877)
Equity Trend Fund	1,383,187	65,494	(3,949)	61,545
Global Equity Trend Fund	28,581	1,123	(76)	1,047
Herzfeld Fund	47,446	213	(4,363)	(4,150)
Multi-Asset Trend Fund	165,554	4,972	(324)	4,648
Sector Trend Fund	393,606	24,229	(1,693)	22,536

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2016		2018		No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
Alternatives Diversifier Fund	$—	$—	$49,764	$—	$2,070	$94	$51,834	$94
Sector Trend Fund	—	—	1,080	—	—	—	1,080	—

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	11. Exemptive Order

On August 23, 2010, the SEC issued an amended order under Section 12(d)(1)(J) of the 1940 Act granting an exemption from Sections 12(d)(1)(A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange-traded funds, in each case subject to certain conditions.

Note	12. Plans of Reorganization

A.

On October 22, 2015, the Board of Trustees of the Virtus Opportunities Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to the Virtus Dynamic Trend Fund (the “Merged Fund”), a series of the Virtus Opportunities Trust, and the Virtus Equity Trend Fund (the “Acquiring Fund”), a series of the Virtus Opportunities Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to eliminate the offering of overlapping

38

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Fund Complex, while simultaneously creating economies of scale for the surviving Funds that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

On January 15, 2016, Class B shares were converted into Class A shares in the merged Fund.

The acquisition was accomplished by a tax-free exchange of shares on February 5, 2016. The share transactions associated with the merger are as follows:

Merged Fund		Shares Outstanding	Acquiring Fund		Shares Converted	Merged Fund Net Asset Value of Converted Shares
Virtus Dynamic	Class		Virtus Equity	Class
Trend Fund	A	9,028	Trend Fund	A	7,287	$82,432
	C	15,688		C	11,669	128,740
	I	14,645		I	11,946	135,785
	R	9		R	7	85

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Virtus Dynamic Trend Fund	$347,042	$1,481	Virtus Equity Trend Fund	$1,271,368

Assuming the acquisition had been completed on October 1, 2015, the Virtus Equity Trend Fund results of operations for the period ended March 31, 2016, would have been as follows:

Net investment income (loss)	$2,458	(a)
Net gain (loss) on investments	(56,410	)(b)

Net increase (decrease) in assets from operations	$(53,952)

(a)	$(3,317), as reported in the Statement of Operations, plus $5,775 Net Investment Income from Virtus Dynamic Trend Fund pre-merger.

(b)	$(26,888), as reported in the Statement of Operations, plus $(29,522) Net Realized and Unrealized Gain (Loss) on Investments from Virtus Dynamic Trend Fund pre-merger.

Because both Virtus Dynamic Trend Fund and Virtus Equity Trend Fund sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible.

Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Dynamic Trend Fund that have been included in the acquiring Virtus Equity Trend Fund Statement of Operations since February 5, 2016.

Note	13. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc. et al.) alleging violation of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. Virtus and its affiliates, including the Funds’ adviser, believe that the suit is without merit and intend to defend it vigorously. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Briefing of the motion was completed on December 4, 2015, and oral argument was held on December 17, 2015. The motion is pending. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc. et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleges claims against Virtus, certain Virtus officers and affiliates (including the Funds’ investment adviser, Euclid Advisors LLC and VP

39

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On July 27, 2015, the court issued an order to show cause requiring lead plaintiff to explain no later than July 31, 2015, why his claims should not be transferred and consolidated with the In re Virtus Investment Partners, Inc. Securities Litigation action discussed above. On October 1, 2015, the plaintiff filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, Plaintiffs filed a Second Amended Complaint. A motion to dismiss was filed on behalf of the Company and affiliated defendants on February 1, 2016. Briefing of the motion was completed on March 11, 2016 and oral argument was held on April 8, 2016. The motion is pending. Virtus and its affiliates, including the Funds’ adviser, believe the plaintiff’s claims asserted in the complaint are frivolous and intend to defend them vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

Note	14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

40

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Alternatives Diversifier Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Herzfeld Fund, Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund (individually and collectively, the “Funds”) of the Trust. At an in-person meeting held November 18-19, 2015 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meeting information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, as applicable, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

41

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2015.

Virtus Alternatives Diversifier Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and underperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus Equity Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1- and 3-year periods.

Virtus Global Equity Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1- and 3-year periods.

Virtus Herzfeld Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the year to date and the 1-year period. The Board also noted that the Fund outperformed its benchmark for the year to date and underperformed its benchmark for the 1-year period.

Virtus Multi-Asset Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1- and 3-year periods.

Virtus Sector Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

With respect to certain Funds, including Virtus Alternatives Diversifier Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund the Board also considered management’s discussion about the reasons for each Fund’s underperformance relative to its peer group or benchmark. With respect to certain of the same Funds, the Board also considered that the Fund had recently changed subadvisers, so that the performance shown was primarily that of prior subadvisers. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Alternatives Diversifier Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

Virtus Equity Trend Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group, while its net total expenses were below the median of the Expense Group.

Virtus Global Equity Trend Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group, while its net total expenses were equal to the median of the Expense Group.

Virtus Herzfeld Fund. The Board considered that the Fund’s net management fee after waivers was equal to the median of the Expense Group and its net total expenses after waivers were above the median of the Expense Group.

Virtus Multi-Asset Trend Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group, while its net total expenses were below the median of the Expense Group.

42

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Virtus Sector Trend Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Thomas J. Herzfeld Advisors, Inc., the unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

43

RESULTS OF SHAREHOLDER MEETING

VIRTUS OPPORTUNITIES TRUST

FEBRUARY 4, 2016

At a special meeting of shareholders of Virtus Dynamic Trend Fund (the “Fund”), a series of Virtus Opportunities Trust, held on February 4, 2016, shareholders voted on the following proposal:

Proposal 1.

	NUMBER OF ELIGIBLE SHARES VOTED:
	FOR	AGAINST	ABSTAIN
To approve an Agreement and Plan of Reorganization that provides for the reorganization of Dynamic Trend Fund, a series of Virtus Opportunities Trust, into Virtus Equity Trend Fund, another series of Opportunities Trust.	23,882,440.168	864,046.783	2,085,206.202

Shareholders of the Fund voted to approve the above proposal.

44

Virtus Equity Trend Fund,

a series of Virtus Opportunities Trust

Supplement dated February 8, 2016 to the Statement of

Additional Information (“SAI”) dated January 28, 2016,

IMPORTANT NOTICE TO INVESTORS

Effective February 8, 2016, Virtus Investment Advisers, Inc. has voluntarily agreed to limit the fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses and acquired fund fees and expenses, if any) so that such expenses do not exceed, on an annualized basis, 1.42% for Class A Shares, 2.02% for Class C Shares, 1.24% for Class I Shares and 1.03% for Class R6 Shares through January 31, 2017. The resulting disclosure changes in the fund’s SAI is described below.

Under “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services”, the table showing contractual expense limitations is hereby amended by replacing the row corresponding to the fund is replace with the following:

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Equity Trend Fund	1.42%	N/A	2.02%	1.24%	1.03%	N/A

Investors should retain this supplement with the SAI for future reference.

VOT 8020B SAI/ETF NewExpCap (2/16)

Virtus Equity Trend Fund,

a series of Virtus Opportunities Trust

Supplement dated February 8, 2016 to the Summary Prospectus dated January 28, 2016,

and the Virtus Opportunities Trust Statutory Prospectus, dated January 28, 2016

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED FEBRUARY 8, 2016 TO THE

ABOVE-REFERENCED PROSPECTUSES. THIS SUPPLEMENT CORRECTS A

TYPOGRAPHICAL ERROR IN THE EARLIER SUPPLEMENT.

IMPORTANT NOTICE TO INVESTORS

Effective February 8, 2016, Virtus Investment Advisers, Inc. has contractually agreed to limit the fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses and acquired fund fees and expenses, if any) so that such expenses do not exceed, on an annualized basis, 1.42% for Class A Shares, 2.02% for Class C Shares, 1.24% for Class I Shares and 1.03% for Class R6 Shares through January 31, 2017. Resulting disclosure changes in the fund’s prospectuses are described below.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class R6
Management Fees(b)	1.00%		1.00%		1.00%		1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		None		None
Other Expenses	0.28%		0.28%		0.28%		0.21%
Acquired Fund Fees and Expenses	0.02%		0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses(c)	1.55%		2.30%		1.30%		1.23%
Less: Expense Reimbursement(d)	(0.11%	)	(0.26%	)	(0.04%	)	(0.18%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	1.44%		2.04%		1.26%		1.05%

(b)	Restated to reflect current management fee.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.42% for Class A Shares, 2.02% for Class C Shares, 1.24% for Class I Shares and 1.03% for Class R6 Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$713	$1,026	$1,361	$2,306
Class C	Sold	$307	$694	$1,207	$2,616
	Held	$207	$694	$1,207	$2,616
Class I	Sold or Held	$128	$408	$709	$1,564
Class R6	Sold or Held	$107	$373	$658	$1,473

In the first table in the section “More Information About Fund Expenses” on page 128 of the statutory prospectus, the row corresponding to the fund is hereby replaced with the following.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Equity Trend Fund	1.42%	N/A	2.02%	1.24%	1.03%	N/A	January 31, 2017

In the second table in the section “More Information About Fund Expenses” on page 129 of the statutory prospectus, the row corresponding to the fund is hereby replaced with the following and the footnote reference also changed as shown below.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Equity Trend Fund(**)	1.55%	N/A	2.30%	1.30%	1.23%	N/A

(**)	Reflects expenses under prior expense reimbursement arrangements.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/ETF NewExpCap2 (2/16)

Virtus Dynamic Trend Fund,

a series of Virtus Opportunities Trust

Supplement dated February 8, 2016 to the

Prospectus and Statement of Additional Information

for Virtus Opportunities Trust, each dated January 28, 2016

IMPORTANT NOTICE TO INVESTORS

Effective February 5, 2016, Virtus Dynamic Trend Fund, formerly a series of Virtus Opportunities Trust, was merged with and into Virtus Equity Trend Fund, a separate series of Virtus Opportunities Trust. Virtus Dynamic Trend Fund has ceased to exist and is no longer available for sale.

Investors should retain this supplement with the Prospectus

and Statement of Additional Information for future reference.

VOT 8020/DTF Merged (2/2016)

Virtus Emerging Markets Small-Cap Fund, Virtus Equity Trend Fund,

Virtus Global Opportunities Fund and Virtus Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated April 14, 2016 to the Summary and Statutory Prospectuses dated January 28, 2016

IMPORTANT NOTICE TO INVESTORS

Virtus Emerging Markets Small-Cap Fund

The section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the bar chart showing Calendar Year Total Returns for Class A Shares and is hereby amended by restating the 2015 return as -16.78%.

Additionally, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:

	1 Year		Class I Since Inception (12/17/13)
Class A
Return Before Taxes	(21.57%	)	(11.23%	)
Return After Taxes on Distributions	(21.30%	)	(11.53%	)
Return After Taxes on Distributions and Sale of Fund Shares	(11.30%	)	(8.11%	)
Class C
Return Before Taxes	(17.30%	)	(9.25%	)
Class I
Return Before Taxes	(16.51%	)	(8.37%	)
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	1.38%		9.23%
MSCI Emerging Markets Small Cap Index (net) (reflects no deduction of fees, expenses or taxes)	(6.85%	)	(2.11%	)

Virtus Equity Trend Fund

In the section “Management of the Funds,” the table on page 180 of the statutory prospectus under the heading “Management Fees” is hereby corrected for the fund to show the breakpoint to be $4 billion.

Virtus Global Opportunities Fund

The Average Annual Total Return table in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended by restating the one-year return for Class B Shares as -0.35%.

Virtus Real Estate Securities Fund

The Average Annual Total Return table in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended by restating the one-year return for Class B Shares as -2.02%.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020 Perf (4/2016)

Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Insight Trust, Virtus

Opportunities Trust, Virtus Retirement Trust and Virtus Variable Insurance Trust

Supplement dated April 14, 2016 to the Statements of Additional Information (“SAI”) dated February 29, 2016, July 29, 2015, April 30, 2015, January 29, 2016, January 8, 2016 and April 30, 2015, respectively

IMPORTANT NOTICE TO INVESTORS

In the section “More Information About Fund Investment Strategies & Related Risks,” the second sentence of the fourth paragraph under the heading “Mortgage Pass-through Securities” is hereby replaced with the following: “The Funds will take the position that privately-issued, mortgage-related securities, and other asset-backed securities, do not represent interests in any particular ‘industry’ or group of industries.”

Investors should retain this supplement with the Prospectuses for future reference.

AllSAIs/AssetBacked (4/2016)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza,

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com

8453	05-16

SEMIANNUAL REPORT

Virtus Multi-Sector Short Term Bond Fund

March 31, 2016

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

Statement of Additional Information (“SAI”) supplement applicable to the Fund appears at the back of this semiannual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Multi-Sector Short Term Bond Fund

(“Multi-Sector Short Term Bond Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six months ended March 31, 2016.

During the period, global equity markets were challenged by falling oil prices, China’s slowdown, and anticipation of the first rate hike by the Federal Reserve (the “Fed”) in nine years, which was finally realized in December. For the six months ended March 31, 2016, major U.S. equity markets had strong gains, with the large-cap S&P 500® Index and Dow Jones Industrial AverageSM returning 8.49% and 10.07%, respectively, while the technology-heavy NASDAQ Composite Index® was up 6.07%. International equities also produced positive returns, particularly emerging markets, which gained 6.41% over the six months, as measured by the MSCI Emerging Markets Index (net dividends).

U.S. Treasuries were unsettled for much of the period, though demand for this “safe haven” asset eased in late March following the Fed’s decision to delay further rate hikes in the near term. The yield on the bellwether 10-year U.S. Treasury was 1.78% on March 31, 2016 compared with 2.06% on September 30, 2015. For the six months ended March 31, 2016, the broader U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 2.44%, while non-investment grade bonds rose 1.22%, as measured by the Barclays U.S. Corporate High Yield Bond Index.

The strength of the global economy is likely to remain a concern for the markets in the months ahead, and investors will watch with great interest the actions of the Fed and other central banks. The U.S. economy’s continued growth, as evidenced by stronger jobs, housing, and consumer spending data, should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2016

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2015 TO MARCH 31, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Multi-Sector Short Term Bond Fund (the “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class T shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares are sold without a sales charge. Class I shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

2

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2015 TO MARCH 31, 2016

Expense Table
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,005.80	0.99%	$4.96
Class B	1,000.00	1,003.30	1.48	7.41
Class C	1,000.00	1,004.40	1.24	6.21
Class T	1,000.00	1,002.00	1.74	8.71
Class I	1,000.00	1,004.90	0.74	3.71

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.05	0.99	5.00
Class B	1,000.00	1,017.60	1.48	7.47
Class C	1,000.00	1,018.80	1.24	6.26
Class T	1,000.00	1,016.30	1.74	8.77
Class I	1,000.00	1,021.30	0.74	3.74

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

KEY INVESTMENT TERMS

MARCH 31, 2016 (Unaudited)

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

4

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Asset Allocations

The following table presents the portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector at March 31, 2016.
Corporate Bonds and Notes	36%
Mortgage-Backed Securities	27
Asset-Backed Securities	19
Loan Agreements	11
Foreign Government Securities	3
Other	4

Total	100%

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	$4,635		$3,727
TOTAL MUNICIPAL BONDS (Identified Cost $4,301)			3,727
FOREIGN GOVERNMENT SECURITIES—2.8%
Argentine Republic Series NY, 8.280%, 12/31/33(10)	24,360		29,232
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	20,999		8,505
RegS 7.750%, 10/13/19(4)	19,501		7,410
Federative Republic of Brazil 8.500%, 1/5/24	50,335	BRL	10,709
Mongolia
144A 4.125%, 1/5/18(3)	12,680		11,666
144A 10.875%, 4/6/21(3)	3,860		3,874
Republic of Chile 5.500%, 8/5/20	11,647,000	CLP	17,995

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Republic of Colombia Treasury Note, Series B, 11.250%, 10/24/18	21,072,000	COP	$7,682
Republic of Indonesia 8.375%, 9/15/26	175,619,000	IDR	13,855
Republic of Panama 5.200%, 1/30/20	$3,800		4,189
Republic of Poland 3.250%, 4/6/26	11,745		11,736
Republic of Romania 144A 6.750%, 2/7/22(3)	7,000		8,291
Republic of South Africa
Series R203, 8.250%, 9/15/17	134,520	ZAR	9,135
5.875%, 9/16/25	2,200		2,380
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	17,450		17,498
Russian Federation 144A 7.850%, 3/10/18(3)	1,005,000	RUB	14,600

See Notes to Financial Statements

5

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
United Mexican States Series M, 6.500%, 6/9/22	277,590	MXN	$16,839
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $222,133)			195,596
MORTGAGE-BACKED SECURITIES—27.4%
Agency—5.9%
FHLMC 14-DN2, M2 2.086%, 4/25/24	$13,365		13,218
FNMA
5.500%, 1/1/17	13		14
6.000%, 5/1/17	5		5
4.500%, 4/1/18	88		91
5.000%, 10/1/19	242		251
5.500%, 2/1/20	58		59
5.500%, 3/1/20	111		116
5.500%, 3/1/20	13		13
5.500%, 3/1/20	35		36
5.500%, 3/1/20	63		65
5.500%, 4/1/20	169		178
5.000%, 6/1/20	290		307
4.000%, 8/1/25	10,291		10,957
3.000%, 6/1/27	947		991
2.500%, 5/1/28	15,577		16,152
3.000%, 10/1/30	28,337		29,620
3.000%, 10/1/30	38,179		39,908
2.500%, 2/1/31	65,228		67,028
3.000%, 2/1/31	16,759		17,518
6.000%, 12/1/32	39		44
5.500%, 2/1/33	48		54
5.500%, 5/1/34	313		354
6.000%, 8/1/34	221		256
5.500%, 11/1/34	150		168
5.500%, 11/1/34	141		158
6.000%, 11/1/34	216		246
5.500%, 12/1/34	111		125
5.500%, 1/1/35	257		291
5.500%, 7/1/37	6		7
6.000%, 7/1/37	35		40
6.000%, 4/1/38	173		197
5.000%, 12/1/39	6,507		7,306
4.500%, 4/1/40	8,158		8,900
5.000%, 8/1/40	12,317		13,710
4.000%, 10/1/40	179		192
4.000%, 3/1/41	5,380		5,766
4.500%, 5/1/41	5,765		6,291

	PAR VALUE	VALUE
Agency (continued)
3.500%, 4/1/42	$11,085	$11,652
3.500%, 12/1/42	32,633	34,302
3.000%, 3/1/43	55,980	57,400
3.000%, 5/1/43	16,902	17,380
4.000%, 10/1/44	28,153	30,143
3.500%, 12/1/45	25,687	26,951
GNMA
6.500%, 11/15/31	20	22
6.500%, 2/15/32	23	26

		418,508

Non-Agency—21.5%
A-10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(3)	56	56
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	580	555
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)	7,159	7,128
Agate Bay Mortgage Trust 16-2, A3 3.500%, 3/25/46(2)(3)	8,675	8,823
American Homes 4 Rent
14-SFR1, A 144A 1.441%, 6/17/31(2)(3)	7,227	7,086
15-SFR1, A 144A 3.467%, 4/17/52(3)	7,814	7,951
Americold LLC Trust 10-ARTA, A1 144A 3.847%, 1/14/29(3)	7,793	8,092
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	782	804
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	2,744	2,814
Aventura Mall Trust 13-AVM, A 144A 3.743%, 12/5/32(2)(3)	10,350	11,081

See Notes to Financial Statements

6

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
B2R Mortgage Trust 15-1, A1 144A 2.524%, 5/15/48(3)	$6,707	$6,514
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 07-2, A4 5.608%, 4/10/49(2)	18,643	18,928
Banc of America (Merrill Lynch) Investors Mortgage Trust 04-A4, A1 2.560%, 8/25/34(2)	1,665	1,683
Banc of America Alternative Loan Trust
03-2, CB3 5.750%, 4/25/33	15,007	15,313
03-10, 2A1 6.000%, 12/25/33	3,024	3,076
Banc of America Funding Trust
04-4, 3A1 4.750%, 10/25/19	1,632	1,636
04-B, 2A1 2.884%, 11/20/34(2)	775	757
05-1, 1A1 5.500%, 2/25/35	514	515
06-2, 3A1 6.000%, 3/25/36	2,547	2,542
Banc of America Mortgage Trust 04-11, 5A1 6.500%, 8/25/32	853	860
Banc of America Mortgage Trust
04-7, 6A3 4.500%, 8/25/19	690	687
04-11, 2A1 5.750%, 1/25/35	1,609	1,632
05-3, 1A15 5.500%, 4/25/35	1,696	1,707

	PAR VALUE	VALUE
Non-Agency (continued)
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	$24,652	$24,706
Bank of America (Merrill Lynch – Countrywide) Asset-Backed Certificates
04-10, AF6 4.485%, 12/25/34(2)	746	764
05-1, AF5A 5.136%, 7/25/35(2)	12,929	12,758
05-12, 2A3 5.069%, 2/25/36(2)	4,191	4,254
Bank of America (Merrill Lynch – Countrywide) Home Loan Mortgage Pass-Through-Trust
04-6, 1A2 2.637%, 5/25/34(2)	1,547	1,527
04-4, A6 5.500%, 5/25/34	1,137	1,152
Bank of America (Merrill Lynch – Countrywide) Mortgage Trust 06-C1, AM 5.761%, 5/12/39(2)	8,370	8,362
Bank of America (Merrill Lynch) Mortgage Investors, Inc. 98-C1, B 6.750%, 11/15/26(2)	10,000	10,304
Bank of America (Merrill Lynch) – Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	19,916	20,068

See Notes to Financial Statements

7

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Barclays (Lehman Brothers) – UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(2)	$1,789	$1,789
07-C2, A3 5.430%, 2/15/40	6,348	6,481
07-C6, A4 5.858%, 7/15/40(2)	13,354	13,627
07-C7, A3 5.866%, 9/15/45(2)	10,833	11,392
Bayview Commercial Asset Trust 08-1, A3 144A 1.933%, 1/25/38(2)(3)	28,531	27,495
Bayview Financial Acquisition Trust
07-A, 1A2 6.205%, 5/28/37(2)	6,997	7,310
06-A, 1A4 6.087%, 2/28/41(2)	16,408	17,379
BCRR Trust 09-1, 2A1 144A 5.858%, 7/17/40(2)(3)	2,831	2,846
Chase Mortgage Finanace Corp. 16-1, M2 144A 3.750%, 4/25/45(3)	16,630	16,532
Citicorp Mortgage Securities, Inc. 07-1, 2A1 5.500%, 1/25/22	188	188
Citicorp Residential Mortgage Securities, Inc. 07-12, A6 5.441%, 6/25/37(2)	4,219	4,351
Citigroup – Deutsche Bank Commercial Mortgage Trust 07-CD4, A4 5.322%, 12/11/49	3,466	3,534

	PAR VALUE	VALUE
Non-Agency (continued)
Citigroup Commercial Mortgage Trust
07-C6, A1A 5.705%, 12/10/49(2)	$26,420	$27,015
07-C6, A4 5.705%, 12/10/49(2)	388	400
08-C7, AM 6.137%, 12/10/49(2)	12,335	12,586
10-RR3, MLSR 144A 5.738%, 6/14/50(2)(3)	2,986	3,025
Citigroup Mortgage Loan Trust, Inc.
03-UP3, A2 7.000%, 9/25/33	757	783
04-UST1, A3 2.373%, 8/25/34(2)	1,479	1,471
04-NCM2, 2CB2 6.750%, 8/25/34	11,785	12,262
14-A, A 144A 4.000%, 1/25/35(2)(3)	13,562	13,912
05-5, 2A3 5.000%, 8/25/35	534	530
15-PS1, 144A 3.750%, 9/25/42(2)(3)	11,634	11,888
15-A, A1 144A 3.500%, 6/25/58(2)(3)	4,955	5,063
Colony American Finance Ltd. 15-1, 144A 2.896%, 10/15/47(3)	11,060	10,912
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(3)	16,666	16,649
Commercial Mortgage Lease-Backed Certificates 01-CMB, 1 144A 7.471%, 6/20/31(2)(3)	4,080	4,702
Commercial Mortgage Trust
10-C1, D 144A 6.139%, 7/10/46(2)(3)	6,669	7,191
07-GG11, AM 5.867%, 12/10/49(2)	19,989	20,553

See Notes to Financial Statements

8

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	$37,679	$38,300
07-C5, A1AM 5.870%, 9/15/40(2)	21,039	19,269
14-LVR2, A2 144A 3.902%, 4/25/44(2)(3)	12,955	13,363
07-C2, A3 5.542%, 1/15/49(2)	12,995	13,228
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	1,592	1,610
04-8, 7A1 6.000%, 12/25/34	5,785	6,055
13-HYB1, A16,144A 3.030%, 4/25/43(2)(3)	7,193	7,190
Credit Suisse Mortgage Trust 15-1 A9 144A 3.500%, 5/25/45(2)(3)	16,322	16,596
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.470%, 8/10/44(2)(3)	6,306	6,437
Extended Stay America Trust 13-ESH7, A17 144A 2.295%, 12/5/31(3)	16,230	16,236
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 3.033%, 5/25/24(2)	1,420	1,282
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	565	565
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(2)(3)	16,875	16,544

	PAR VALUE	VALUE
Non-Agency (continued)
GMAC Mortgage Corp. Loan Trust
06-HLTV, A4 5.810%, 10/25/29	$415	$414
04-AR1, 12A 3.172%, 6/25/34(2)	7,181	7,245
05-AR1, 5A 3.337%, 3/18/35(2)	2,625	2,564
Goldman Sachs Mortgage Securities Trust
07-GG10, A4 5.794%, 8/10/45(2)	18,466	19,020
07-GG10, A1A 5.794%, 8/10/45(2)	2,970	3,054
Goldman Sachs Residential Mortgage Loan Trust
05-5F, B1 5.750%, 6/25/35(2)	2,820	2,737
07-1F, 2A2 5.500%, 1/25/37	411	387
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	525	542
05-12, AF3W 4.999%, 9/25/35(2)	4,441	4,490
GSR Mortgage Loan Trust 2006-1F 6.000%, 2/25/36	1,013	892
Hilton USA Trust 13-HLT, EFX 144A 5.222%, 11/5/30(2)(3)	21,980	22,109
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	9,928	10,128
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	2,743	2,752
Jefferies Resecuritization Trust
14-R1, 1A1 144A 4.000%, 12/27/37(3)	7,836	7,838

See Notes to Financial Statements

9

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
14-R1, 2A1 144A 4.000%, 12/27/37(3)	$5,705	$5,699
JP Morgan Chase Commercial Mortgage Securities Trust 11-C4 144A 4.388%, 7/15/46(3)	5,175	5,651
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 04-10, 14A1 144A 2.957%, 1/25/35(2)	1,517	1,471
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
06-PW14, AM 5.243%, 12/11/38	5,000	5,059
06-PWR13, AM 5.582%, 9/11/41(2)	3,272	3,303
07-PW15, AM 5.363%, 2/11/44	13,247	13,392
07- PW17, A4 5.694%, 6/11/50(2)	21,018	21,816
07-PW18, AM 6.084%, 6/11/50(2)	12,400	12,967
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
04-CB1, 5A 5.000%, 6/25/19	972	984
03-AR6, A1 2.555%, 6/25/33(2)	973	966
03-AR4, 2A1 2.324%, 8/25/33(2)	297	290
04-CB1, 2A 5.000%, 6/25/34	2,984	3,037

	PAR VALUE	VALUE
Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
09-IWST, A1 144A 4.314%, 12/5/27(3)	$5,171	$5,421
10-CNTR, A2 144A 4.311%, 8/5/32(3)	7,503	8,068
15-SGP, B 144A 3.186%, 7/15/36(2)(3)	13,925	13,798
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	23,158	24,302
11-C4, A3 144A 4.106%, 7/15/46(3)	1,920	2,005
06-LDP9, AM 5.372%, 5/15/47	24,850	24,953
14-C22, A4 3.801%, 9/15/47	16,998	18,286
07-LDPX, AM 5.464%, 1/15/49(2)	32,275	32,012
07-LD12, A4 5.882%, 2/15/51(2)	17,789	18,377
JPMorgan Chase Mortgage Trust 15-5, A2 144A 2.897%, 5/25/45(3)	20,590	20,790
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	12,467	12,845
06-A2, 4A1 144A 2.716%, 8/25/34(2)	1,922	1,925
04-A4, 2A1 2.627%, 9/25/34	6,259	6,300
05-A1, 4A1 2.802%, 2/25/35	781	784
05-A2, 4A1 2.405%, 4/25/35	988	964
05-A4, 3A1 2.425%, 7/25/35	4,972	4,922
06-A6, 3A3L 4.888%, 10/25/36	1,640	1,412
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	13,218	13,454

See Notes to Financial Statements

10

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Key Commercial Mortgage Securities Trust 07-SL1, B 144A 5.716%, 12/15/40(2)(3)	$5,344	$5,389
MASTR Adjustable Rate Mortgages Trust 04-12, 3A1 2.752%, 11/25/34	1,397	1,375
MASTR Alternative Loan Trust
04-7, 4A1 4.500%, 7/25/19	2,333	2,355
03-8, 2A1 5.750%, 11/25/33	6,030	6,226
04-4, 6A1 5.500%, 4/25/34	3,067	3,169
04-6, 7A1 6.000%, 7/25/34	5,839	5,853
04-7, 9A1 6.000%, 8/25/34	14,032	14,473
05-2, 2A1 6.000%, 1/25/35	3,623	3,745
05-2, 1A1 6.500%, 3/25/35	10,150	10,475
MASTR Asset Securitization Trust 05-1, 1A1 5.000%, 5/25/20	548	549
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	1,737	1,706
Morgan Stanley Capital I Trust
08-T29, AM 6.268%, 1/11/43(2)	1,610	1,709
07-IQ14, AM 5.667%, 4/15/49(2)	15,932	15,858
07-IQ14, A4 5.692%, 4/15/49(2)	17,390	17,806
07- LQ16, A4 5.809%, 12/12/49	19,162	19,968

	PAR VALUE	VALUE
Non-Agency (continued)
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.303%, 2/25/34(2)	$1,660	$1,644
04-2AR, 4A 2.657%, 2/25/34(2)	1,207	1,210
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.993%, 6/25/44(2)(3)	7,174	7,212
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	9,275	9,272
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	18,609	19,144
14-2A, 3A 144A 3.750%, 5/25/54(2)(3)	2,198	2,261
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	5,960	6,149
15-2A, A1 3.750%, 8/25/55(2)	12,974	13,398
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	10,910	11,251
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	7,320	7,307
Novastar Home Equity Loan 04-4, M5 2.158%, 3/25/35(2)	3,556	3,430
Residential Accredit Loans, Inc.
03-QS17, CB5 5.500%, 9/25/33	1,169	1,186
05-QS1, A5 5.500%, 1/25/35	954	952
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	1,952	2,026

See Notes to Financial Statements

11

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
04-SL1, A8 6.500%, 11/25/31	$2,339	$2,371
05-SL2, A4 7.500%, 2/25/32	1,944	1,996
04-SL4, A3 6.500%, 7/25/32	1,300	1,318
03-RS8, AI7 5.015%, 9/25/33(2)	428	433
Residential Asset Securitization Trust
03-A11, A9 5.750%, 11/25/33	2,599	2,634
04-A1, A5 5.500%, 4/25/34	12,292	12,309
Residential Funding Mortgage Securities I, Inc. 06-S12, 1A1 5.500%, 12/25/21	956	967
Residential Funding Mortgage Securities II Home Loan Trust 06-H11, M1 6.010%, 2/25/36(2)	1,088	1,091
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	9,398	9,700
15-1, A1 144A 3.500%, 1/25/45(2)(3)	9,625	9,761
Structured Adjustable Rate Mortgage Loan Trust
03-30, 2A1 5.055%, 10/25/33(2)	3,023	3,069
04-4, 3A4 2.718%, 4/25/34(2)	2,503	2,455
04-4, 3A2 2.718%, 4/25/34(2)	3,244	3,205
04-4, 3A1 2.718%, 4/25/34(2)	734	718
04-5, 3A2 2.585%, 5/25/34(2)	1,538	1,523
04-14, 7A 2.646%, 10/25/34(2)	11,773	11,690

	PAR VALUE	VALUE
Non-Agency (continued)
Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)	$8,227	$8,062
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
02-AL1, A3 3.450%, 2/25/32	9,924	9,795
03-33H, 1A1 5.500%, 10/25/33	3,854	3,931
03-34A, 6A 2.883%, 11/25/33	2,771	2,707
04-15, 3A3 5.500%, 9/25/34	2,188	2,204
Towd Point Mortgage Trust
15-3, A1B 144A 3.000%, 3/25/54(2)(3)	6,407	6,449
16-1, A1B, 144A 2.750%, 2/25/55(2)(3)	10,280	10,268
15-5, A1B 144A 2.750%, 5/25/55(2)(3)	7,898	7,890
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	7,314	7,250
14-NP10, A1 144A 3.375%, 10/25/54(2)(3)	2,339	2,304
14-NPL9, A1 144A 3.375%, 11/25/54(2)(3)	7,883	7,767
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	4,802	4,774
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	15,152	14,941
VFC LLC 14-2, A 144A 2.750%, 7/20/30(3)	326	326
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
04-C15, B 4.892%, 10/15/41	6,818	6,809

See Notes to Financial Statements

12

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
07-C30, A5 5.342%, 12/15/43	$39,765	$40,606
07-C30, AM 5.383%, 12/15/43	25,695	26,158
07-C31, A4 5.509%, 4/15/47(2)	5,562	5,643
07-31, AM 5.591%, 4/15/47(2)	34,000	34,856
07-C32, A3 5.703%, 6/15/49(2)	22,577	23,099
07-C33, A5 5.946%, 2/15/51(2)	1,265	1,323
Wells Fargo – Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.634%, 11/15/44(2)(3)	1,800	1,935
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	135	136
03-G, A1 2.615%, 6/25/33(2)	1,299	1,298
03-J, 5A1 2.633%, 10/25/33(2)	433	434
04-4, A9 5.500%, 5/25/34	1,891	1,929
04-U, A1 2.801%, 10/25/34(2)	1,098	1,086
04-Z, 2A1 2.851%, 12/25/34(2)	6,033	5,984
04-CC, A1 2.838%, 1/25/35	2,602	2,611
05-12, 1A1 5.500%, 11/25/35	3,644	3,689
05-14, 2A1 5.500%, 12/25/35	2,936	2,985
07-16, 1A1 6.000%, 12/28/37	3,256	3,360
07-AR10, 2A1 5.989%, 1/25/38	3,906	3,796
WinWater Mortgage Loan Trust
14-1, A1 144A 3.947%, 6/20/44(2)(3)	13,283	13,760

	PAR VALUE	VALUE
Non-Agency (continued)
14-3, A4 144A 3.500%, 11/20/44(2)(3)	$1,464	$1,488
16-1A5, 144A 3.500%, 1/20/46(2)(3)	16,973	17,458

		1,533,550
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $1,940,968)		1,952,058
ASSET-BACKED SECURITIES—19.4%
American Credit Acceptance Receivables Trust
14-3, C 144A 3.430%, 6/10/20(3)	19,200	18,930
16-1A, B 4.240%, 6/13/22(3)	7,500	7,523
AmeriCredit Automobile Receivables Trust
12-1, C 2.670%, 1/8/18	122	122
12-3, D 3.030%, 7/9/18	19,762	19,924
12-4, D 2.680%, 10/9/18	7,150	7,186
14-2, C 2.180%, 6/8/20	19,450	19,578
14-1, D 2.540%, 6/8/20	18,320	18,188
15-3, C 2.730%, 3/8/21	9,730	9,815
Applebee’s LLC 14-1, A2 144A 4.277%, 9/5/44(3)	20,168	20,089
Arbys Funding LLC 15-1A, A2 144A 4.969%, 10/30/45(3)	7,800	8,112
Ascentium Equipment Receivables 15-A1, B 144A 2.260%, 6/10/21(3)	5,400	5,419

See Notes to Financial Statements

13

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	$1,228	$1,275
Avant Loans Funding Trust
16-A, A 144A 4.110%, 5/15/19(3)	3,449	3,447
15-A , A 144A 4.000%, 8/16/21(3)	2,423	2,387
Avis Budget Rental Car Funding LLC
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	23,085	23,038
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	2,635	2,680
(AESOP) 16-1A, A 144A 2.990%, 6/20/22(3)	18,500	18,499
BankAmerica Manufactured Housing Contract Trust 98-1, B1 7.810%, 8/10/25(2)	1,869	1,923
Barclays (Lehman Brothers) Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	2,769	2,808
BCC Funding VIII LLC
14-A, B 144A 3.123%, 8/20/20(3)	2,799	2,760
14-1A, C 144A 4.216%, 8/20/20(3)	5,519	5,363
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	18,938	18,737

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
BXG Receivables Note Trust
10-A, A 144A 5.100%, 3/2/26(3)	$1,389	$1,410
12-A, A 144A 2.660%, 12/2/27(3)	3,629	3,618
13-A, A 144A 3.010%, 12/4/28(3)	7,150	7,162
15-A, A 144A 2.880%, 5/2/30(3)	2,919	2,903
California Republic Auto Receivables Trust
13-1, B 144A 2.240%, 1/15/19(3)	11,600	11,693
14-2, B 2.340%, 4/15/20	7,090	7,046
14-2, C 3.290%, 3/15/21	2,700	2,654
15-3, B 2.700%, 9/15/21	3,705	3,645
16-1, B 3.430%, 2/15/22	4,615	4,633
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	5,425	5,427
15-2, C 2.670%, 8/20/20	7,250	7,168
CarFinance Capital Auto Trust
13-1A, B 144A 2.750%, 11/15/18(3)	3,297	3,308
13-A1, C 144A 3.450%, 3/15/19(3)	2,210	2,228
13-2A, B 144A 3.150%, 8/15/19(3)	16,172	16,245
14-1A, B 144A 2.720%, 4/15/20(3)	5,550	5,556
14-2A, B 144A 2.640%, 11/16/20(3)	3,455	3,451
14-2A, C 144A 3.240%, 11/16/20(3)	2,765	2,693
15-A1, B 144A 2.910%, 6/15/21(3)	6,000	6,028

See Notes to Financial Statements

14

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust
14-2, B 1.880%, 11/15/19	$1,000	$1,006
15-2, C 2.390%, 3/15/21	2,275	2,284
CarNow Auto Receivables Trust
14-1A, D 144A 4.160%, 11/15/18(3)	3,000	2,986
14-1A, E 144A 5.530%, 1/15/20(3)	3,650	3,648
15-2,C 144A 3.880%, 4/15/20(3)	6,205	5,976
CCG Receivables Trust 14-1, B 144A 2.150%, 11/15/21(3)	5,080	5,084
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	9,877	9,772
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	33,153	33,112
Chrysler Capital Auto Receivables Trust 14-BA, D, 144A 3.440%, 8/16/21(3)	6,416	6,294
Citi Held For Asset Issuance 15-PM3 144A 4.310%, 5/16/22(3)	14,085	13,309
CNH Equipment Trust 12-B, B 1.780%, 6/15/20	4,000	4,003
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	29	30
01-3, A4 6.910%, 5/1/33(2)	9,637	10,583
Container Leasing International Funding LLC 14-2A, A 144A 3.380%, 10/18/29(3)	10,535	9,874

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
DB Master Finance LLC
15-1A, A2I 144A 3.262%, 2/20/45(3)	$4,950	$4,874
15-A1, A2II 144A 3.980%, 2/20/45(3)	18,827	18,413
Diamond Resorts Owner Trust
14-1, A 144A 2.540%, 5/20/27(3)	5,619	5,556
15-2A, 144A 2.990%, 5/22/28(3)	3,275	3,275
Direct Capital Funding IV LLC
13-1, D 144A 4.599%, 10/20/19(3)	3,555	3,562
13-A1, C 144A 4.830%, 11/20/20(3)	5,000	5,037
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	14,898	15,246
DRB 15-D A3 144A 2.500%, 1/25/36	7,255	7,235
Drive Auto Receivables Trust
15-DA, B 144A 2.590%, 12/16/19(3)	3,920	3,909
3.170%, 5/15/20(3)	7,310	7,314
14-AA, C 144A 3.060%, 5/17/21(3)	18,650	18,548
15-AA, D 144A 4.120%, 7/15/22(3)	13,120	13,029
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(3)	18,639	18,408
DT Auto Owner Trust
13-2A, C 144A 3.060%, 9/16/19(3)	3,093	3,095
14-1A, C 144A 2.640%, 10/15/19(3)	14,102	14,096
14-2A, C 144A 2.460%, 1/15/20(3)	14,370	14,367
14-3A, C 144A 3.040%, 9/15/20(3)	10,090	10,080
15-1A, C 144A 2.870%, 11/16/20(3)	7,000	6,956

See Notes to Financial Statements

15

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
15-3A, C 144A 3.250%, 7/15/21(3)	$2,285	$2,274
DT Auto Owner Trust 2016-1 2.790%, 5/15/20(3)	5,200	5,213
Exeter Automobile Receivables Trust
12-2A, C 144A 3.060%, 7/16/18(3)	8,050	8,055
13-2A, B 144A 3.090%, 7/16/18(3)	9,997	9,999
14-1A, B 144A 2.420%, 1/15/19(3)	9,220	9,215
13-1A, C 144A 3.520%, 2/15/19(3)	20,725	20,745
14-1A, C 144A 3.570%, 7/15/19(3)	15,830	15,832
14-2A, C 144A 3.260%, 12/16/19(3)	14,615	14,426
15-A1, C 144A 4.100%, 12/15/20(3)	15,930	15,759
15-2A, C 144A 3.900%, 3/15/21(3)	17,705	17,257
14-3A, D 144A 5.690%, 4/15/21(3)	15,995	15,715
15-3, 144A 6.550%, 10/17/22(3)	3,375	3,253
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	20,584	20,853
First Investors Auto Owner Trust 15-1A, C 144A 2.710%, 6/15/21(3)	5,000	4,919
Flagship Credit Auto Trust
16-1, A 144A 2.770%, 12/15/20(3)	6,307	6,289
14-2, D 144A 5.210%, 2/15/21(3)	9,560	8,879
15-2, C 144A 4.080%, 12/15/21(3)	6,495	6,058

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust
14-1, B 144A 3.560%, 11/22/21(3)	$4,704	$4,777
15-1, B 144A 4.120%, 9/15/22(3)	5,589	5,677
Global Science Finance S.a.r.l. 13-1A, A 144A 2.980%, 4/17/28(3)	10,944	10,372
Gold Key Resorts LLC 14-A, A 144A 3.220%, 3/17/31(3)	9,214	9,138
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	8,195	8,095
Hertz Vehicle Financing LLC
11-1A, A2 144A 3.290%, 3/25/18(3)	14,960	15,138
15-2A, A 144A 2.020%, 9/25/19(3)	4,845	4,843
16-1A, A144A 2.320%, 3/25/20(3)	8,800	8,800
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	8,589	8,546
14-AA, A 144A 1.770%, 11/25/26(3)	11,831	11,637
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	9,675	9,625
15-A, D 2.730%, 6/15/21	8,950	8,928
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	924	946
LEAF Receivables Funding 10 LLC
15-1, D 144A 3.740%, 5/17/21(3)	800	786

See Notes to Financial Statements

16

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
15-1, E1 144A 5.210%, 7/15/21(3)	$4,500	$4,439
15-1, E2 144A 6.000%, 6/15/23(3)	2,455	2,368
LEAF Receivables Funding 8 LLC 12-1, D 144A 4.680%, 9/15/20(3)	5,859	5,871
LEAF Receivables Funding 9 LLC
13-1, C 144A 3.460%, 9/15/21(3)	6,850	6,835
13-1, D 144A 5.110%, 9/15/21(3)	655	656
Marriott Vacation Club Owner Trust
12-1A, A 144A 2.510%, 5/20/30(3)	14,473	14,559
10-1A, A 144A 3.540%, 10/20/32(3)	454	463
10-1A, B 144A 4.520%, 10/20/32(3)	886	908
MVW Owner Trust 15-1A, B 144A 2.960%, 12/20/32(3)	1,904	1,913
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	2,084	2,164
OneMain Financial Issuance Trust
14-1A, A 144A 2.430%, 6/18/24(3)	16,940	16,897
15-2A, A 144A 2.570%, 7/18/25(3)	19,675	19,408
15-A1, A 144A 3.190%, 3/18/26(3)	16,005	15,846
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	4,289	4,335
15-A, 144A 2.880%, 9/8/27(3)	7,897	7,895
14-AA, A 144A 2.290%, 7/9/29(3)	3,583	3,543

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust 14-1A, C 144A 2.390%, 5/15/20(3)	$7,000	$6,915
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	16,641	16,783
12-6, C 1.940%, 3/15/18	3,365	3,369
12-5, C 2.700%, 8/15/18	2,560	2,570
12-6, D 2.520%, 9/17/18	17,455	17,571
13-1, D 2.270%, 1/15/19	23,445	23,423
13-3, C 1.810%, 4/15/19	7,215	7,231
13-5, D 2.730%, 10/15/19	20,100	20,278
14-3, C 2.130%, 8/17/20	16,400	16,408
Security National Automotive Acceptance Company Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	11,085	11,099
Sierra Timeshare Receivables Funding LLC 16-1A, A 144A 3.080%, 3/21/33(3)	11,100	11,173
Sierra Timeshare Receivables Funding LLC
12-2A, B 144A 3.420%, 3/20/29(3)	2,183	2,181
12-3A, A 144A 1.870%, 8/20/29(3)	8,086	8,059
13-1A, A 144A 1.590%, 11/20/29(3)	3,002	2,958
14-1A, A 144A 2.070%, 3/20/30(3)	3,015	3,003
14-2A, A 144A 2.050%, 6/20/31(3)	4,475	4,454

See Notes to Financial Statements

17

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Silverleaf Finance LLC
XVII 13-12, A1 144A 2.680%, 3/16/26(3)	$3,795	$3,672
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	2,709	2,699
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(3)	4,346	4,292
Skopos Auto Receivables Trust 15-2A, A 144A 3.550%, 2/15/20(3)	5,857	5,851
SLM Private Education Loan Trust
13-B, A2A 144A 1.850%, 6/17/30(3)	4,500	4,410
13-C, A2A 144A 2.940%, 10/15/31(3)	5,000	5,061
SoFi Professional Loan Program LLC
14-A, A2 144A 3.020%, 10/25/27(3)	1,695	1,712
14-B, A2 144A 2.550%, 8/27/29(3)	1,361	1,353
15-A, A2 144A 2.420%, 3/25/30(3)	5,468	5,402
16-A, A2 144A 2.760%, 12/26/36(3)	2,410	2,393
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(3)	8,203	7,846
Structured Asset Securities Corp. Mortgage-Pass-through Certificates 01-SB1, A2 3.375%, 8/25/31	1,825	1,798
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	2,539	2,539
12-AA, A 144A 2.000%, 9/20/29(3)	9,479	9,356

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
TAL Advantage V LLC
13-1A A 144A 2.830%, 2/22/38(3)	$5,353	$5,038
14-3A, A 144A 3.270%, 11/21/39(3)	11,336	10,581
TCF Auto Receivables Owner Trust
14-1A, B 144A 2.330%, 5/15/20(3)	1,733	1,752
14-1A, C 144A 3.120%, 4/15/21(3)	2,035	2,070
Textainer Marine Containers Ltd. 14-1A, A 144A 3.270%, 10/20/39(3)	3,905	3,674
Tidewater Auto Receivables Trust
14-AA, C 144A 2.560%, 8/15/19(3)	3,500	3,505
16-AA, B 3.130%, 3/15/20(3)	7,393	7,392
Trip Rail Master Funding LLC
11-1A, A1A 144A 4.370%, 7/15/41(3)	13,172	13,573
14-1A, A1 144A 2.863%, 4/15/44(3)	3,857	3,825
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	35,222	35,943
United Auto Credit Securitization Trust 16-1, B 144A 2.730%, 5/15/18(3)	4,880	4,875
Volvo Financial Equipment LLC
13-1A, B 144A 1.240%, 8/15/19(3)	15,835	15,817
14-1A, C 144A 1.940%, 11/15/21(3)	6,000	6,019
Welk Resorts LLC
13-A, A 144A 3.100%, 3/15/29(3)	3,971	3,984
15-AA, A 144A 2.790%, 6/16/31(3)	6,520	6,467

See Notes to Financial Statements

18

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Wendy’s Funding LLC
15-1A, A2II144A 3.371%, 6/15/45(3)	$5,387	$5,288
15-1A, A2II 144A 4.080%, 6/15/45(3)	13,353	13,063
Westlake Automobile Receivables Trust
14-1A, C 144A 1.700%, 11/15/19(3)	6,165	6,154
15-1A, C 144A 2.290%, 11/16/20(3)	8,500	8,398
15-3A, D,144A 4.400%, 5/17/21(3)	10,000	9,953
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,387,260)		1,379,011
CORPORATE BONDS AND NOTES—35.5%
Consumer Discretionary—2.5%
Alibaba Group Holding Ltd 2.500%, 11/28/19	6,600	6,659
Boyd Gaming Corp. 9.000%, 7/1/20	5,350	5,671
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	5,810	5,578
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(10)	3,625	3,099
CCO Holdings LLC 7.375%, 6/1/20	6,700	6,980
CCO Safari II LLC 144A 4.464%, 7/23/22(3)	2,605	2,729
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	3,425	3,545
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	8,710	8,035

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	$5,990	$6,402
Delphi Automotive plc 3.150%, 11/19/20	15,000	15,321
International Game Technology plc
7.500%, 6/15/19	1,115	1,213
144A 5.625%, 2/15/20(3)	3,245	3,383
144A 6.250%, 2/15/22(3)	5,190	5,307
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	7,530	7,944
M/I Homes, Inc. 6.750%, 1/15/21	4,675	4,617
Marriott International, Inc. Series N, 3.125%, 10/15/21	13,545	13,799
MGM Resorts International 6.750%, 10/1/20	4,500	4,891
Newell Rubbermaid, Inc.
3.150%, 4/1/21	1,925	1,978
3.850%, 4/1/23	825	856
4.200%, 4/1/26	1,665	1,741
Numericable Group SA 144A 4.875%, 5/15/19(3)	8,295	8,295
QVC, Inc. 3.125%, 4/1/19	12,765	12,807
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	5,625	5,766
Toll Brothers Finance Corp.
4.000%, 12/31/18	10,080	10,458
6.750%, 11/1/19	14,716	16,482
TRI Pointe Holdings, Inc. 4.375%, 6/15/19	13,872	13,837

See Notes to Financial Statements

19

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
Wyndham Worldwide Corp. 2.500%, 3/1/18	$2,960	$2,961

		180,354

Consumer Staples—0.7%
Anheuser-Busch Inbev Finance, Inc.
1.900%, 2/1/19	4,625	4,692
2.650%, 2/1/21	13,760	14,146
ESAL GmbH 144A 6.250%, 2/5/23(3)	8,600	7,600
Kraft Heinz Foods Co.
144A 2.800%, 7/2/20(3)	2,680	2,746
144A 3.500%, 7/15/22(3)	2,855	2,997
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	14,325	15,018

		47,199

Energy—5.0%
Afren plc 144A 11.500%, 2/1/16(3)(10)	4,674	34
Alberta Energy Co. Ltd. 8.125%, 9/15/30	8,110	7,360
Anadarko Petroleum Corp.
4.850%, 3/15/21	3,845	3,920
5.550%, 3/15/26	5,455	5,526
Antero Resources Corp. 5.625%, 6/1/23	6,835	6,322
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	4,595	3,848
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	8,150	7,223
Cimarex Energy Co. 4.375%, 6/1/24	11,490	11,318

	PAR VALUE	VALUE
Energy (continued)
CNOOC Finance Propriety Ltd. 2.625%, 5/5/20	$5,800	$5,807
Concho Resources, Inc. 5.500%, 4/1/23	9,345	9,205
ConocoPhillips Co.
4.200%, 3/15/21	2,385	2,488
4.950%, 3/15/26	6,690	6,987
Continental Resources, Inc.
5.000%, 9/15/22	5,035	4,365
4.500%, 4/15/23	3,035	2,553
Enbridge Energy Partners LP 4.375%, 10/15/20	3,930	3,841
Encana Corp. 3.900%, 11/15/21	7,960	6,975
Energy Transfer Partners LP 5.200%, 2/1/22	4,855	4,609
EP Energy LLC (Everest Acquisition Finance, Inc.) 9.375%, 5/1/20	11,345	5,779
Exxon Mobil Corp 2.222%, 3/1/21	5,500	5,596
Exxon Mobil Corp. 2.726%, 3/1/23	4,610	4,690
FTS International, Inc. 6.250%, 5/1/22	2,245	258
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 5/23/16(3)(5)	5,000	5,024
Hess Corp. 8.125%, 2/15/19	10,135	11,108
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	20,300	20,603
Kunlun Energy Co., Ltd. 144A 2.875%, 5/13/20(3)	5,000	5,069
Linn Energy LLC 6.500%, 5/15/19(10)	9,980	1,123

See Notes to Financial Statements

20

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
Lukoil OAO International Finance BV 144A 3.416%, 4/24/18(3)	$6,000	$5,959
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	3,500	3,150
MPLX LP 144A 5.500%, 2/15/23(3)	11,935	11,573
Newfield Exploration Co. 5.625%, 7/1/24	7,925	7,430
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	18,475	11,270
Occidental Petroleum Corp.
2.600%, 4/15/22	885	893
3.400%, 4/15/26	725	731
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)(10)	13,565	2,374
Petrobras Global Finance BV 3.250%, 3/17/17	11,100	10,892
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	27,550	14,640
144A 6.000%, 5/16/24(3)	12,980	4,040
Petroleos Mexicanos
6.375%, 2/4/21(3)	1,945	2,074
4.875%, 1/24/22	10,000	9,925
PHI, Inc. 5.250%, 3/15/19	6,275	5,585
Pride International, Inc. 8.500%, 6/15/19	4,065	3,486
QEP Resources, Inc.
6.875%, 3/1/21	5,220	4,815
5.250%, 5/1/23	9,530	8,339

	PAR VALUE		VALUE
Energy (continued)
Regency Energy Partners LP 5.000%, 10/1/22	$17,910		$16,840
Sabine Oil & Gas Corp. 7.250%, 6/15/19(10)	9,035		169
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	8,000		7,730
6.250%, 3/15/22	8,415		8,289
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	11,750		11,720
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	6,435		6,459
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	16,520		16,613
Transocean, Inc.
5.800%, 12/15/16	9,280		9,287
6.800%, 3/15/38	7,800		3,939
Weatherford International Ltd. 9.625%, 3/1/19	11,535		11,593
YPF S.A. 144A 8.500%, 3/23/21(3)	7,000		7,026

			358,472

Financials—14.6%
ABN AMRO Bank N.V. 144A 4.250%, 2/2/17(3)	4,425		4,517
Air Lease Corp. 2.625%, 9/4/18	5,495		5,461
Akbank TAS 144A 7.500%, 2/5/18(3)	12,140	TRY	3,984
Ally Financial, Inc.
3.250%, 2/13/18	4,285		4,253
3.250%, 11/5/18	7,565		7,440
American Campus Communities LP 3.350%, 10/1/20	2,040		2,084
American Tower Corp. 3.300%, 2/15/21	15,360		15,630

See Notes to Financial Statements

21

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
American Tower Trust I 144A 1.551%, 3/15/18(3)	$6,900	$6,895
Ares Capital Corp.
4.875%, 11/30/18	1,545	1,588
3.875%, 1/15/20	4,286	4,397
Aviation Capital Group Corp.
144A 3.875%, 9/27/16(3)	10,380	10,445
144A 2.875%, 9/17/18(3)	4,415	4,433
Banco Continental SA (Continental Senior Trustees II Cayman Ltd.) 144A 5.750%, 1/18/17(3)(5)	10,000	10,276
Banco de Credito del Peru 144A 2.750%, 1/9/18(3)	15,836	15,955
Banco Santander Brasil SA 144A 4.625%, 2/13/17(3)	9,300	9,449
Bangkok Bank PCL 144A 2.750%, 3/27/18(3)	16,550	16,785
Bank of America Corp.
(Countrywide Financial Corp.) 6.250%, 5/15/16	9,110	9,162
2.000%, 1/11/18	14,905	14,968
5.490%, 3/15/19	2,868	3,126
Bank of Baroda 144A 4.875%, 7/23/19(3)	11,775	12,549
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	10,110	10,511
Bank of India
144A 3.250%, 4/18/18(3)	10,470	10,655
144A 3.625%, 9/21/18(3)	10,200	10,420
Barclays Bank plc 144A 6.050%, 12/4/17(3)	13,130	13,899

	PAR VALUE	VALUE
Financials (continued)
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	$8,270	$8,394
Berkshire Hathaway, Inc.
2.200%, 3/15/21	845	863
2.750%, 3/15/23	1,695	1,729
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	7,105	8,116
Brixmor Operating Partnership LP 3.875%, 8/15/22	5,570	5,437
Capital One NA 2.400%, 9/5/19	5,000	4,987
Citigroup, Inc.
0.906%, 6/9/16	3,400	3,398
5.500%, 2/15/17	11,730	12,120
4.600%, 3/9/26	10,445	10,714
Comerica Bank, Inc. 5.750%, 11/21/16	5,940	6,097
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(3)	10,000	10,325
Corpbanca SA 144A 3.875%, 9/22/19(3)	4,000	4,097
Digital Realty Trust LP
3.400%, 10/1/20	11,735	12,002
3.950%, 7/1/22	8,175	8,326
Discover Bank 8.700%, 11/18/19	1,750	2,039
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	14,685	13,620
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475	6,771
Fifth Third Bancorp 4.500%, 6/1/18	6,745	7,114
First Tennessee Bank N.A.
5.650%, 4/1/16	11,664	11,664
2.950%, 12/1/19	4,500	4,512

See Notes to Financial Statements

22

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Ford Motor Credit Co. LLC
4.207%, 4/15/16	$10,000	$10,009
5.000%, 5/15/18	10,000	10,561
FS Investment Corp. 4.250%, 1/15/20	7,725	7,731
General Motors Financial Co., Inc.
3.500%, 7/10/19	9,715	9,972
4.200%, 3/1/21	7,300	7,551
Genworth Holdings, Inc. 7.625%, 9/24/21	13,825	12,166
GLP Capital LP (GLP Financing II, Inc.) 4.875%, 11/1/20	9,165	9,577
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	14,000	14,444
2.900%, 7/19/18	8,200	8,393
7.500%, 2/15/19	2,451	2,824
Government Properties Income Trust 3.750%, 8/15/19	2,905	2,972
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	29,786	28,818
HBOS plc 144A 6.750%, 5/21/18(3)	685	741
HCP, Inc. 3.750%, 2/1/19	4,035	4,164
HSBC USA, Inc. 2.625%, 9/24/18	19,485	19,759
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	19,823
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(6)(7)	13,210	13,646
Hyundai Capital Services, Inc.
144A 3.750%, 4/6/16(3)	500	500
144A 2.125%, 10/2/17(3)	2,940	2,948

	PAR VALUE	VALUE
Financials (continued)
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
3.500%, 3/15/17	$965	$960
4.875%, 3/15/19	1,520	1,459
ICICI Bank Ltd.
RegS 4.700%, 2/21/18(4)	13,000	13,552
144A 4.000%, 3/18/26(3)	6,505	6,537
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	6,275	6,486
International Lease Finance Corp. 3.875%, 4/15/18	7,635	7,679
iStar Financial, Inc.
4.000%, 11/1/17	3,710	3,645
4.875%, 7/1/18	12,250	11,883
5.000%, 7/1/19	2,440	2,355
Jefferies Group LLC
5.125%, 4/13/18	6,541	6,780
6.875%, 4/15/21	3,725	4,196
JPMorgan Chase & Co. 6.125%, 6/27/17	8,850	9,315
Kimco Realty Corp. 3.400%, 11/1/22	10,605	10,816
Lazard Group LLC 4.250%, 11/14/20	7,765	8,112
Lincoln National Corp.
8.750%, 7/1/19	15,040	17,977
6.050%, 4/20/67(2)(7)	2,885	1,875
Macquarie Group Ltd.
144A 3.000%, 12/3/18(3)	4,870	4,936
144A 6.000%, 1/14/20(3)	10,950	12,074
McGraw Hill Financial, Inc. 3.300%, 8/14/20	15,097	15,681
MDC-GMTN B.V. 144A 3.750%, 4/20/16(3)	4,000	4,004

See Notes to Financial Statements

23

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc. 2.950%, 3/1/21	$2,500		$2,553
Morgan Stanley 144A 10.090%, 5/3/17	22,595	BRL	6,106
MPT Operating Partnership LP (MPT Finance Corp.) 6.375%, 2/15/22	1,150		1,202
MUFG Union Bank NA 2.625%, 9/26/18	2,700		2,749
New York Life Global Funding 144A 1.950%, 2/11/20(3)	2,855		2,856
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(5)	7,800		7,845
PNC Funding Corp. 5.625%, 2/1/17	3,130		3,238
Principal Life Global Funding II 144A 2.250%, 10/15/18(3)	17,580		17,817
Prudential Financial, Inc. 8.875%, 6/15/38(2)(7)	11,200		12,292
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	7,750		7,776
Regions Bank 7.500%, 5/15/18	2,369		2,612
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	3,130		3,512
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 5.298%, 12/27/17(3)	13,655		13,882
144A 5.100%, 7/25/18(3)(5)	8,750		8,890

	PAR VALUE	VALUE
Financials (continued)
Santander Holdings USA, Inc. 2.650%, 4/17/20	$7,540	$7,459
SBA Telecommunications LLC (Tower Trust) 144A 2.933%, 12/15/17(3)	13,275	13,216
SBA Telecommunications LLC (Tower Trust) 144A 3.156%, 10/15/20(3)	6,050	6,052
Sberbank of Russia Via Sb Capital SA 5.180%, 6/28/19(5)	7,000	7,182
Select Income REIT 4.150%, 2/1/22	18,910	18,772
Senior Housing Properties Trust 3.250%, 5/1/19	6,685	6,665
Springleaf Finance Corp. 5.250%, 12/15/19	8,585	8,231
State Street Corp. 4.956%, 3/15/18(7)	24,025	25,254
SunTrust Bank, Inc.
6.000%, 9/11/17	4,925	5,208
5.450%, 12/1/17	3,750	3,991
TIAA Asset Management Finance Co. LLC 144A 2.950%, 11/1/19(3)	2,850	2,893
Toronto-Dominion Bank (The) 2.125%, 4/7/21	6,420	6,409
Trinity Acquisition plc
3.500%, 9/15/21	1,485	1,511
4.400%, 3/15/26	9,145	9,282
Turkiye Garanti Bankasi AS 144A 4.750%, 10/17/19(3)	8,500	8,628
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	12,630	12,598

See Notes to Financial Statements

24

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Turkiye Vakiflar Bankasi Tao 144A 3.750%, 4/15/18(3)	$4,000	$3,985
Unum Group 7.125%, 9/30/16	6,620	6,801
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	7,100	7,451
2.700%, 4/1/20	2,948	2,969
Vnesheconombank (VEB Finance plc) 144A 4.224%, 11/21/18(3)(5)	16,710	16,397
Voya Financial, Inc. 2.900%, 2/15/18	12,620	12,816
Wells Fargo & Co.
5.125%, 9/15/16	5,000	5,091
(Wachovia Corp.) 5.625%, 10/15/16	2,500	2,560
Welltower, Inc. 4.125%, 4/1/19	4,100	4,302
West Europe Finance LLC 144A 3.250%, 10/5/20(3)	19,265	19,686
Willis North America, Inc. 6.200%, 3/28/17	4,960	5,171
XLIT Ltd. Series E, 2.300%, 12/15/18	9,730	9,763
Zions Bancorp 4.500%, 3/27/17	12,675	12,931

		1,034,732

Health Care—2.4%
AbbVie, Inc.
2.500%, 5/14/20	11,705	11,924
3.200%, 11/6/22	1,940	2,007
Actavis Capital S.a.r.l. (Actavis Funding) 3.000%, 3/12/20	2,825	2,907
Actavis Capital S.a.r.l. (Actavis Funding) 3.450%, 3/15/22	3,815	3,962
Alere, Inc. 6.500%, 6/15/20	6,175	6,323

	PAR VALUE	VALUE
Health Care (continued)
Centene Escrow Corp. 144A 5.625%, 2/15/21(3)	$6,450	$6,740
Community Health Systems, Inc. 5.125%, 8/1/21	4,790	4,874
Endo Finance LLC 144A 6.000%, 7/15/23(3)	720	681
Express Scripts Holding Co. 3.300%, 2/25/21	2,330	2,391
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	13,430	14,262
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	2,590	2,642
HCA, Inc.
3.750%, 3/15/19	6,580	6,741
6.500%, 2/15/20	19,575	21,484
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	8,625	8,948
Mylan NV 144A 3.000%, 12/15/18(3)	5,360	5,434
Owens & Minor, Inc. 3.875%, 9/15/21	2,485	2,509
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	4,175	4,288
Stryker Corp
2.000%, 3/8/19	1,735	1,752
2.625%, 3/15/21	1,790	1,825
Tenet Healthcare Corp.
4.750%, 6/1/20	4,650	4,790
144A 4.134%, 6/15/20(2)(3)	4,045	4,035
6.000%, 10/1/20	9,560	10,229
8.125%, 4/1/22	8,265	8,520
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	3,060	2,509

See Notes to Financial Statements

25

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Health Care (continued)
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	$12,805	$12,989
3.150%, 4/1/22	12,805	13,002
Zoetis, Inc. 3.450%, 11/13/20	2,780	2,857

		170,625

Industrials—4.6%
ADT Corp. (The) 6.250%, 10/15/21	23,265	23,498
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	19,977	19,403
America West Airlines Pass-Through-Trust
98-1, A 6.870%, 1/2/17	496	511
99-1, G 7.930%, 1/2/19	6,408	6,808
01-1, G 7.100%, 4/2/21	44,065	47,039
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	4,276	4,242
BAE Systems Holdings, Inc. 144A 2.850%, 12/15/20(3)	4,655	4,731
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	15,692	13,691
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	10,941	11,106
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	8,670	9,049
Cemex SAB de C.V. 144A 7.750%, 4/16/26(3)	3,055	3,146

	PAR VALUE	VALUE
Industrials (continued)
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	$8,380	$8,856
09-2, A 7.250%, 11/10/19	3,403	3,837
99-2, C2 AMBC 6.236%, 3/15/20	8,922	9,458
00-1, A1 8.048%, 11/1/20	5,039	5,523
01-1, A1 6.703%, 6/15/21	7,402	7,756
07-1, B 6.903%, 4/19/22	6,114	6,382
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	7,065	6,720
HD Supply, Inc. 144A 5.750%, 4/15/24(3)	3,605	3,713
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	1,535	1,416
Lockheed Martin Corp. 2.500%, 11/23/20	4,345	4,452
Masco Corp. 5.950%, 3/15/22	18,385	20,224
Penske Truck Leasing Co. LP
RegS 2.500%, 6/15/19(4)	3,470	3,439
144A 3.375%, 2/1/22(3)	8,365	8,310
Standard Industries, Inc. 144A 5.125%, 2/15/21(3)	705	722
Toledo Edison Co. (The) 7.250%, 5/1/20	224	260
U.S. Airways Pass-Through-Trust
12-2, C 5.450%, 6/3/18	8,180	8,190
01-1, G 7.076%, 3/20/21	13,916	14,786

See Notes to Financial Statements

26

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Industrials (continued)
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	$6,371	$6,691
07-01, A 6.636%, 7/2/22	23,203	24,306
United Airlines Pass-Through Trust 15-1, B 4.750%, 4/11/22	5,041	4,991
United Rentals North America, Inc. 4.625%, 7/15/23	13,600	13,515
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	21,739	22,174

		328,945

Information Technology—1.2%
Apple, Inc.
2.250%, 2/23/21	9,210	9,386
2.850%, 2/23/23	3,735	3,863
Dun & Bradstreet Corp. (The)
3.250%, 12/1/17	12,110	12,179
4.000%, 6/15/20	4,660	4,630
Electronic Arts, Inc. 3.700%, 3/1/21	2,265	2,356
Fidelity National Information Services, Inc. 3.625%, 10/15/20	6,750	6,979
First Data Corp. 144A 5.000%, 1/15/24(3)	12,240	12,301
Hewlett Packard Enterprise Co.
144A 2.850%, 10/5/18(3)	9,690	9,854
144A 3.600%, 10/15/20(3)	1,845	1,919
Juniper Networks, Inc.
3.125%, 2/26/19	7,845	7,980
3.300%, 6/15/20	4,645	4,712
Oracle Corp. 2.500%, 5/15/22	6,545	6,684

	PAR VALUE	VALUE
Information Technology (continued)
Western Digital Corp. 144A 7.375%, 4/1/23(3)	$3,030	$3,098

		85,941

Materials—1.2%
Airgas, Inc. 3.050%, 8/1/20	890	911
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	6,919
Ardagh Packaging Finance plc 144A 6.250%, 1/31/19(3)	2,705	2,690
Cemex SAB de CV RegS 6.500%, 12/10/19(4)	5,200	5,363
CRH America, Inc. 8.125%, 7/15/18	4,770	5,372
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	11,920	12,180
Gerdau Trade, Inc.144A 5.750%, 1/30/21(3)	1,700	1,517
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	8,330	7,997
Huntsman International LLC 4.875%, 11/15/20	3,910	3,890
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	5,870	5,936
Packaging Corp. of America 3.900%, 6/15/22	7,215	7,408
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	12,945	13,317
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	17,325	11,889

		85,389

See Notes to Financial Statements

27

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Telecommunication Services—1.6%
AT&T, Inc.
5.800%, 2/15/19	$11,000	$12,262
2.800%, 2/17/21	7,200	7,373
CenturyLink, Inc.
Series V 5.625%, 4/1/20	12,735	12,948
Series Y 7.500%, 4/1/24	5,185	5,204
Crown Castle International Corp 3.400%, 2/15/21	385	391
Crown Castle Towers LLC
144A 5.495%, 1/15/17(3)	5,915	5,972
144A 3.222%, 5/15/22(3)	3,000	3,005
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	10,365	8,953
Frontier Communications Corp.
7.125%, 3/15/19	5,200	5,369
144A 8.875%, 9/15/20(3)	3,380	3,541
144A 10.500%, 9/15/22(3)	3,650	3,755
Sprint Corp. 7.250%, 9/15/21	4,080	3,137
T-Mobile USA, Inc. 6.542%, 4/28/20	7,905	8,201
Telefonica Emisiones SAU 3.192%, 4/27/18	2,805	2,878
Verizon Communications, Inc.
2.500%, 9/15/16	4,044	4,075
3.650%, 9/14/18	13,800	14,529
Windstream Corp. 7.750%, 10/15/20	12,125	10,488

		112,081

	PAR VALUE	VALUE
Utilities—1.7%
AmeriGas Partners LP
6.750%, 5/20/20	$3,374	$3,475
7.000%, 5/20/22	9,275	9,553
Calpine Corp. 5.375%, 1/15/23	7,275	7,089
Dynegy, Inc. 7.375%, 11/1/22	20,210	18,795
Exelon Corp. 2.850%, 6/15/20	18,845	19,279
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	14,735	15,688
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	9,800	9,965
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	8,800	10,076
PPL WEM Holdings plc 144A 3.900%, 5/1/16(3)	5,495	5,504
State Grid Overseas Investment Ltd.
144A 1.750%, 5/22/18(3)	5,000	4,987
144A 2.750%, 5/7/19(3)	9,370	9,617
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	10,340	9,022

		123,050
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $2,595,511)		2,526,788
LOAN AGREEMENTS(2)—11.2%
Consumer Discretionary—3.4%
Altice U.S. Finance I Corp. 4.250%, 5/13/16	12,870	12,839
Aristocrat Leisure Ltd. 4.750%, 4/20/16	6,930	6,960

See Notes to Financial Statements

28

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Consumer Discretionary (continued)
Boyd Gaming Corp. Tranche B, 4.000%, 4/8/16	$6,103	$6,111
Caesars Entertainment Operating Co., Inc.
Tranche B-6, 9.750%, 3/31/16(10)	3,861	3,569
Tranche B-4, 11.500%, 3/31/16(10)	3,616	3,422
Tranche B-7, 11.750%, 3/31/16(10)	1,741	1,608
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 4/8/16	7,820	7,257
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 4/8/16	4,274	3,518
CCO Safari LLC
Tranche F, 3.000%, 6/30/16	14,306	14,271
Tranche E, 3.000%, 6/30/16	6,321	6,304
Tranche I, 3.500%, 6/30/16	2,879	2,886
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 6/30/16	5,707	5,454
CityCenter Holdings LLC Tranche B, 4.250%, 4/29/16	5,909	5,911
CSC Holdings, Inc.
5.000%, 4/15/16	16,748	16,797
Tranche B, 2.933%, 4/29/16	5,246	5,250
Delta 2 (Lux) S.A.R.L. Tranche B-3, 4.750%, 6/30/16	7,421	7,234

	PAR VALUE	VALUE
Consumer Discretionary (continued)
El Dorado Resorts, Inc. 4.250%, 4/26/16	$2,757	$2,757
Hilton Worldwide Finance LLC 3.500%, 4/25/16	12,775	12,792
Intelsat Jackson Holdings S.A. Tranche B-2, 3.750%, 9/16/16	7,912	7,399
Jarden Corp. Tranche B-1, 3.183%, 4/29/16	673	673
Las Vegas Sands LLC Tranche B, 3.250%, 4/29/16	6,837	6,841
Libbey Glass, Inc. 3.750%, 4/11/16	5,790	5,743
MGM Resort International Tranche B 3.500%, 4/29/16	7,026	7,020
PetSmart, Inc. Tranche B-1 4.250%, 6/14/16	17,551	17,507
Scientific Games International, Inc.
Tranche B-2, 6.000%, 4/15/16	3,383	3,285
6.000%, 4/29/16	2,778	2,699
Seminole Tribe of Florida, Inc. 3.000%, 6/30/16	7,054	7,048
ServiceMaster Co. LLC (The) 4.250%, 4/29/16	8,377	8,388
Sinclair Television Group, Inc. Tranche B-1, 3.500%, 4/29/16	11,573	11,565
Six Flags Theme Parks, Inc. Tranche B, 4.083%, 6/30/16	5,761	5,776
Staples, Inc. First Lien 4.750%, 4/4/16	15,840	15,851

See Notes to Financial Statements

29

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Consumer Discretionary (continued)
Station Casinos LLC Tranche B, 4.250%, 4/29/16	$9,052	$9,040
Tribune Media Co. Tranche B, 3.750%, 6/30/16	6,947	6,933

		240,708

Consumer Staples—1.4%
Albertson’s LLC Tranche B-4, 5.500%, 4/29/16	16,036	16,080
ARAMARK Corp.
Tranche E, 3.250%, 6/30/16	16,128	16,124
Tranche F, 3.250%, 6/30/16	14,558	14,542
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-1, 4.250%, 4/1/16	3,405	3,418
Coty, Inc. Tranche B-2 3.750%, 4/4/16	2,761	2,763
Galleria Co. Tranche B 3.750%, 4/26/16	5,523	5,521
Hostess Brands LLC Tranche B, First Lien, 4.500%, 4/29/16	13,665	13,696
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.)
First Lien, 4.500%, 4/29/16	21,860	21,806
Second Lien, 9.750%, 4/29/16	4,851	4,845
Pinnacle Foods Corp. Finance LLC Tranche I 3.750%, 1/13/23	991	996

	PAR VALUE	VALUE
Consumer Staples (continued)
Spectrum Brands, Inc. 3.500%, 4/7/16	$2,218	$2,228

		102,019

Energy—0.1%
EP Energy LLC (Everest Acquisition LLC)
Tranche B-3, 3.500%, 5/31/16	4,100	2,747
Tranche B-2, 4.500%, 5/31/16	768	510
Paragon Offshore Finance Co. 4.500%, 3/31/16	9,933	2,285
Seadrill Operating LP 4.000%, 6/30/16	8,860	3,959

		9,501

Financials—1.0%
Asurion LLC Tranche B-4, 5.000%, 6/30/16	6,257	6,136
Capital Automotive LP
Tranche B-1, 4.000%, 4/29/16	2,865	2,872
Second Lien, 6.000%, 4/29/16	6,047	6,054
Clipper Acquisitions Corp. Tranche B, 3.000%, 6/2/16	6,172	6,082
Delos Finance S.A.R.L. 3.500%, 6/30/16	21,956	22,025
iStar Financial, Inc. Tranche A-2, 7.000%, 4/6/16	2,767	2,760
Realogy Corp. Tranche B, 3.750%, 5/3/16	15,519	15,533
TransUnion LLC Tranche B-2, 3.500%, 6/30/16	10,122	10,041

		71,503

See Notes to Financial Statements

30

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Health Care—1.2%
American Renal Holdings, Inc. Tranche B, First Lien, 4.500%, 6/30/16	$8,994	$8,999
AmSurg Corp. 3.500%, 6/30/16	2,552	2,557
Change Healthcare Holdings, Inc. Tranche B-2, 3.750%, 6/30/16	5,249	5,234
CHG Healthcare Services, Inc. First Lien, 4.250%, 5/23/16	7,885	7,855
Community Health Systems, Inc. (CHS) Tranche F, 3.689%, 3/31/16	8,918	8,847
Endo Luxembourg Finance Co. I S.a.r.l. Tranche B, 3.750%, 6/30/16	5,557	5,483
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.250%, 4/29/16	6,575	6,587
InVentiv Health, Inc.
Tranche B-4, 7.750%, 4/28/16	8,750	8,766
Quintiles Transnational Corp. Tranche B, 3.250%, 6/30/16	2,458	2,464
RPI Finance Trust Tranche B-4, 3.500%, 6/30/16	5,892	5,916
Team Health, Inc. 4.500%, 6/30/16	7,609	7,633
U.S. Renal Care, Inc. 5.250%, 6/30/16	5,380	5,370

	PAR VALUE	VALUE
Health Care (continued)
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 5.250%, 6/30/16	$12,168	$11,550

		87,261

Industrials—1.5%
American Airlines, Inc.
3.500%, 4/11/16	10,886	10,878
3.250%, 6/27/16	24,214	24,149
AWAS Finance Luxembourg SA 3.500%, 4/18/16	7,098	7,091
Brock Holdings III, Inc. First Lien, 6.000%, 6/30/16	7,101	6,804
DynCorp International, Inc. 6.625%, 4/25/16	9,906	9,608
Husky Injection Molding Systems Ltd. 4.250%, 6/30/16	5,212	5,104
Nortek, Inc. Incremental-1, 3.500%, 4/29/16	9,585	9,326
U.S. Airways, Inc. Tranche B-1, 3.500%, 5/23/16	16,868	16,868
United Airlines, Inc. (f/k/a Continental Airlines, Inc.) Tranche B-1, 3.500%, 6/15/16	4,745	4,745
Waste Industries USA, Inc. 4.250%, 4/29/16	9,850	9,883

		104,456

Information Technology—1.3%
Blue Coat Holdings LLC, Inc. 4.500%, 4/29/16	5,404	5,333

See Notes to Financial Statements

31

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Information Technology (continued)
First Data Corp.
2018 Term Loan 3.932%, 4/25/16	$29,797	$29,789
Tranche B 4.182%, 4/25/16	6,007	5,979
Infinity Acquisition Ltd. 4.000%, 4/29/16	6,049	5,784
Mitchell International, Inc.
4.500%, 4/29/16	5,006	4,849
Second Lien, 8.500%, 4/29/16	9,963	8,855
NXP BV (NXP Funding LLC) . Tranche B 3.750%, 6/30/16	12,615	12,660
On Semiconductor 0.000%, 3/31/23(8)	3,399	3,409
Presidio, Inc. Refinancing Term 5.250%, 4/1/16	8,484	8,346
SS&C Technologies Holdings Europe S.a.r.l.
Tranche A-1, 3.183%, 4/29/16	871	863
Tranche A-2, 3.183%, 4/29/16	1,352	1,338
Tranche B-2, 4.017%, 6/30/16	818	820
Tranche B-1, 4.021%, 6/30/16	5,641	5,659

		93,684

Materials—0.6%
Berry Plastics Groups, Inc. Tranche F 4.000%, 6/30/16	8,097	8,109
CPI Acquisition, Inc. First Lien, 5.500%, 4/14/16	7,121	7,069

	PAR VALUE	VALUE
Materials (continued)
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 4/20/16	$8,282	$7,019
Huntsman International LLC 0.000%, 3/24/23(8)	3,924	3,913
INEOS U.S. Finance LLC 4.250%, 4/29/16	5,711	5,643
Owens-Illinois Tranche B, 3.500%, 4/11/16	1,975	1,981
Polyone Corp. second Lien 3.750%, 5/12/16	4,886	4,903

		38,637

Telecommunication Services—0.2%
Level 3 Financing, Inc.
Tranche B-III, 4.000%, 4/4/16	6,319	6,340
Tranche B-II, 3.500%, 5/10/16	5,842	5,838

		12,178

Utilities—0.5%
Calpine Construction Finance Co. LP Tranche B-1, 3.000%, 6/30/16	8,300	8,151
NRG Energy, Inc. 2.750%, 6/30/16	17,822	17,676
State of Santa Catarina (The) 4.000%, 6/27/16	13,262	11,067
Texas Competitive Electric Holdings Co. LLC 2017 Extended 4.939%, 4/1/16(11)	5,925	1,718

		38,612
TOTAL LOAN AGREEMENTS (Identified Cost $824,601)		798,559

See Notes to Financial Statements

32

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCKS—0.8%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	8,645	(9)	$8,418

Financials—0.7%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	2,295	(9)	2,272
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	12,070	(9)	12,055
JPMorgan Chase & Co. Series V, 5.000%(2)	4,395	(9)	4,197
JPMorgan Chase & Co. Series Z, 5.300%(2)	3,985	(9)	4,005
Wells Fargo & Co. Series K, 7.980%(2)	16,155	(9)	16,719
XLIT Ltd. Series E, 6.50%(2)	12,790	(9)	8,857

			48,105
TOTAL PREFERRED STOCKS
(Identified Cost $61,178)			56,523
EXCHANGE-TRADED FUNDS—1.9%
iShares iBoxx $ Investment Grade Corporate Bond Fund(12)	604,898		71,874
SPDR Barclays High Yield Bond ETF(12)	1,775,356		60,806
TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $132,416)			132,680

	SHARES	VALUE
AFFILIATED MUTUAL FUND—0.9%
Virtus Credit Opportunities Fund Class R6(12)	6,989,143	$66,816
TOTAL AFFILIATED MUTUAL FUND
(Identified Cost $69,865)		66,816
TOTAL LONG TERM INVESTMENTS—100.0%
(Identified Cost $7,238,233)		7,111,758
TOTAL INVESTMENTS—100.0% (Identified Cost $7,238,233)		7,111,758	(1)
Other assets and liabilities, net—0.0%		(442)

NET ASSETS—100.0%		$7,111,316

Abbreviations:

ETF	Exchange-Traded Fund
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
SPDR	S&P Depositary Receipt

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $2,668,777 or 37.5% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

See Notes to Financial Statements

33

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

(5)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	This loan will settle after March 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Country Weightings†
United States	85%
Australia	1
Canada	1
Cayman Islands	1
India	1
Luxembourg	1
United Kingdom	1
Other	9
Total	100%

†	% of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,379,011	$—	$1,370,916	$8,095
Corporate Bonds and Notes	2,526,788	—	2,526,754	34
Foreign Government Securities	195,596	—	195,596	—
Loan Agreements	798,559	—	787,492	11,067
Mortgage-Backed Securities	1,952,058	—	1,952,058	—
Municipal Bonds	3,727	—	3,727	—
Equity Securities:
Affiliated Mutual Fund	66,816	66,816	—	—
Exchange-traded Fund	132,680	132,680	—	—
Preferred Stocks	56,523	—	56,523	—

Total Investments	$7,111,758	$199,496	$6,893,066	$19,196

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

See Notes to Financial Statements

34

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset- Backed Securities		Corporate Bonds and Notes		Loan Agreements
Investments in Securities
Balance as of September 30, 2015:	$24,541	$12,296		$—		$12,245
Accrued discount/(premium)	62	—		—		(62)
Realized gain (loss)	7	—		—		7
Change in unrealized appreciation/(depreciation)(c)	(318)	137		—		(455)
Purchases	—	—		—		—
Sales(b)	(2,619)	(1,951)		—		(668)
Transfers into Level 3(a)	34	—		34	(d)	—
Transfers from Level 3(a)	(2,387)	(2,387	)(d)	—		—

Balance as of March 31, 2016	$19,196	$8,095	(e)	$34	(e)	$11,067 (e)

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Included in the related net change in unrealized appreciation/(depreciation) in the Statement of Operations. The change in unrealized appreciation/(depreciation) on investments still held as of March 31, 2016 was $(474).
(d)	The transfers from Level 3 are due to an increase in trading activities at period end. The transfer into Level are due to a decrease in trading activities at period end.
(e)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

None of the securities in the table are internally fair valued.

See Notes to Financial Statements

35

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in unaffiliated securities at value(1)	$7,044,942
Investment in affiliated securities at value(2)	66,816
Foreign currency at value(3)	—	(4)
Cash	4,792
Receivables
Investment securities sold	41,011
Fund shares sold	18,019
Dividends and interest receivable	53,353
Tax reclaims	19
Prepaid expenses	167
Prepaid trustee retainer	1

Total assets	7,229,120

Liabilities
Payables
Fund shares repurchased	22,467
Investment securities purchased	86,440
Dividend distributions	1,972
Investment advisory fees	2,804
Distribution and service fees	1,305
Administration fees	676
Transfer agent fees and expenses	1,879
Trustees’ fees and expenses	33
Other accrued expenses	228

Total liabilities	117,804

Net Assets	$7,111,316

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$7,368,872
Accumulated undistributed net investment income (loss)	5,612
Accumulated undistributed net realized gain (loss)	(136,743)
Net unrealized appreciation (depreciation) on investments	(126,425)

Net Assets	$7,111,316

Class A
Net asset value (net assets/shares outstanding) per share	$4.65
Maximum offering price per share NAV/(1–2.25%)	$4.76
Shares of beneficial interest outstanding, no par value, unlimited authorization	304,193,130
Net Assets	$1,413,740
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$4.62
Shares of beneficial interest outstanding, no par value, unlimited authorization	31,111
Net Assets	$144
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$4.71
Shares of beneficial interest outstanding, no par value, unlimited authorization	281,342,362
Net Assets	$1,323,956
Class T
Net asset value (net assets/shares outstanding) and offering price per share	$4.69
Shares of beneficial interest outstanding, no par value, unlimited authorization	111,381,042
Net Assets	$522,650
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$4.65
Shares of beneficial interest outstanding, no par value, unlimited authorization	827,611,750
Net Assets	$3,850,826

(1) Investment in unaffiliated securities at cost	$7,168,368

(2) Investment in affiliated securities at cost	69,865

(3) Foreign currency at cost	—	(4)

(4) Amount is less than $500.

See Notes to Financial Statements

36

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$26
Dividends from affiliated fund	1,226
Interest	149,639
Foreign taxes withheld	(116)

Total investment income	150,775

Expenses
Investment advisory fees	17,343
Service fees, Class A	1,861
Distribution and service fees, Class B	1
Distribution and service fees, Class C	3,455
Distribution and service fees, Class T	2,749
Administration fees	4,567
Transfer agent fees and expenses	4,417
Registration fees	231
Printing fees and expenses	208
Custodian fees	188
Professional fees	64
Trustees’ fees and expenses	40
Miscellaneous expenses	398

Total expenses	35,522
Less expenses reimbursed and/or waived by investment adviser	(152)
Earnings credit from custodian	(15)

Net expenses	35,355

Net investment income (loss)	115,420

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	(73,176)
Net realized gain (loss) on foreign currency transactions	(594)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(3,903)
Net change in unrealized appreciation (depreciation) on affiliated investments	(1,462)
Net change in unrealized appreciation (depreciation) on foreign currency translation	258

Net gain (loss) on investments	(78,877)

Net increase (decrease) in net assets resulting from operations	$36,543

See Notes to Financial Statements

37

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$115,420	$269,183
Net realized gain (loss)	(73,770)	(127,914)
Net change in unrealized appreciation (depreciation)	(5,107)	(150,759)

Increase (decrease) in net assets resulting from operations	36,543	(9,490)

From Distributions to Shareholders
Net investment income, Class A	(21,333)	(42,497)
Net investment income, Class B	(2)	(18)
Net investment income, Class C	(17,828)	(34,290)
Net investment income, Class T	(5,746)	(10,794)
Net investment income, Class I	(61,509)	(119,152)
Return of capital Class A	—	(8,732)
Return of capital Class B	—	(4)
Return of capital Class C	—	(7,997)
Return of capital Class T	—	(3,261)
Return of capital Class I	—	(22,250)

Decrease in net assets from distributions to shareholders	(106,418)	(248,995)

From Share Transactions
Sale of shares
Class A (31,292 and 91,590 shares, respectively)	145,428	438,116
Class B (0 and 9 shares, respectively)	—	45
Class C (23,056 and 82,833 shares, respectively)	108,579	401,212
Class T (3,744 and 9,811 shares, respectively)	17,536	47,392
Class I (134,473 and 269,095 shares, respectively)	625,006	1,287,295

Reinvestment of distributions
Class A (4,211 and 9,714 shares, respectively)	19,565	46,369
Class B (—(1) and 4 shares, respectively)	2	21
Class C (3,733 and 8,562 shares, respectively)	17,563	41,374
Class T (795 and 1,870 shares, respectively)	3,731	9,014
Class I (11,332 and 25,004 shares, respectively)	52,718	119,514

Shares repurchased
Class A (67,290 and 157,118 shares, respectively)	(312,444)	(750,068)
Class B (51 and 227 shares, respectively)	(239)	(1,080)
Class C (52,988 and 135,370 shares, respectively)	(249,383)	(654,153)
Class T (16,449 and 35,882 shares, respectively)	(77,138)	(172,911)
Class I (190,543 and 406,378 shares, respectively)	(885,105)	(1,940,913)

Increase (decrease) in net assets from share transactions	(534,181)	(1,128,773)

Net increase (decrease) in net assets	(604,056)	(1,387,258)

Net Assets
Beginning of period	7,715,372	9,102,630

End of period	$7,111,316	$7,715,372

Accumulated undistributed net investment income (loss) at end of period	5,612	$(3,391)

(1)	Amount is less than 500 shares.

See Notes to Financial Statements

38

THIS PAGE INTENTIONALLY BLANK.

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Capital Gain Distributions Received from Affiliated Funds	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Return of Capital
Class A
10/1/15 to 3/31/16(8)	$4.69	0.07		(0.04)	0.03	(0.07)
10/1/14 to 9/30/15	4.84	0.15	—	(0.16)	(0.01)	(0.11)	—		(0.03)
10/1/13 to 9/30/14	4.85	0.16	—	(0.01)	0.15	(0.16)	—	(4)	—	(4)
10/1/12 to 9/30/13	4.94	0.18	—	(0.09)	0.09	(0.18)	—		—	(4)
10/1/11 to 9/30/12	4.67	0.21	—	0.27	0.48	(0.21)	—		—	(4)
10/1/10 to 9/30/11	4.80	0.22	—	(0.12)	0.10	(0.23)	—		—	(4)

Class B
10/1/15 to 3/31/16(8)	$4.66	0.06		(0.05)	0.01	(0.05)
10/1/14 to 9/30/15	4.81	0.13	—	(0.16)	(0.03)	(0.09)	—		(0.03)
10/1/13 to 9/30/14	4.82	0.14	—	(0.02)	0.12	(0.13)	—	(4)	—	(4)
10/1/12 to 9/30/13	4.91	0.16	—	(0.09)	0.07	(0.16)	—		—	(4)
10/1/11 to 9/30/12	4.65	0.18	—	0.27	0.45	(0.19)	—		—	(4)
10/1/10 to 9/30/11	4.78	0.20	—	(0.12)	0.08	(0.21)	—		—	(4)

Class C
10/1/15 to 3/31/16(8)	$4.75	0.07		(0.05)	0.02	(0.06)
10/1/14 to 9/30/15	4.89	0.14	—	(0.15)	(0.01)	(0.10)	—		(0.03)
10/1/13 to 9/30/14	4.90	0.15	—	(0.02)	0.13	(0.14)	—	(4)	—	(4)
10/1/12 to 9/30/13	4.99	0.17	—	(0.09)	0.08	(0.17)	—		—	(4)
10/1/11 to 9/30/12	4.72	0.20	—	0.27	0.47	(0.20)	—		—	(4)
10/1/10 to 9/30/11	4.85	0.21	—	(0.12)	0.09	(0.22)	—		—	(4)

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

40

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

(0.07)	(0.04)	$4.65	0.58	%(6)	$1,413,740	0.99	%(5)(7)	0.99	%(6)	3.10	%(6)	23	%(7)
(0.14)	(0.15)	4.69	(0.23)		1,575,629	0.97		0.97		3.15		37
(0.16)	(0.01)	4.84	3.03		1,894,633	0.99		0.99		3.30		39
(0.18)	(0.09)	4.85	1.84		3,574,450	0.99		0.99		3.65		49
(0.21)	0.27	4.94	10.58		3,038,093	1.01		1.01		4.31		52
(0.23)	(0.13)	4.67	2.02		2,463,360	1.05		1.05		4.59		35

(0.05)	(0.04)	$4.62	0.33	%(6)	$144	1.48	%(5)(7)	1.48	%(6)	2.55	%(6)	23	%(7)
(0.12)	(0.15)	4.66	(0.73)		382	1.46		1.47		2.67		37
(0.13)	(0.01)	4.81	2.53		1,421	1.49		1.49		2.80		39
(0.16)	(0.09)	4.82	1.34		2,572	1.49		1.49		3.17		49
(0.19)	0.26	4.91	9.87		3,590	1.51		1.51		3.86		52
(0.21)	(0.13)	4.65	1.53		5,550	1.55		1.55		4.10		35

(0.06)	(0.04)	$4.71	0.44	%(6)	$1,323,956	1.24	%(5)(7)	1.24	%(6)	2.85	%(6)	23	%(7)
(0.13)	(0.14)	4.75	(0.27)		1,460,120	1.22		1.22		2.90		37
(0.14)	(0.01)	4.89	2.73		1,720,245	1.24		1.24		3.03		39
(0.17)	(0.09)	4.90	1.56		1,567,725	1.24		1.24		3.40		49
(0.20)	0.27	4.99	10.19		1,067,276	1.27		1.27		4.04		52
(0.22)	(0.13)	4.72	1.75		616,170	1.30		1.30		4.33		35

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

41

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Capital Gain Distributions Received from Affiliated Funds	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Return of Capital
Class T
10/1/15 to 3/31/16(8)	$4.73	0.06		(0.05)	0.01	(0.05)
10/1/14 to 9/30/15	4.88	0.12	—	(0.17)	(0.05)	(0.07)	—		(0.03)
10/1/13 to 9/30/14	4.89	0.12	—	(0.01)	0.11	(0.12)	—	(4)	—	(4)
10/1/12 to 9/30/13	4.98	0.14	—	(0.09)	0.05	(0.14)	—		—	(4)
10/1/11 to 9/30/12	4.71	0.17	—	0.28	0.45	(0.18)	—		—	(4)
10/1/10 to 9/30/11	4.84	0.19	—	(0.13)	0.06	(0.19)	—		—	(4)

Class I
10/1/15 to 3/31/16(8)	$4.69	0.08		(0.05)	0.03	(0.07)
10/1/14 to 9/30/15	4.84	0.16	—	(0.16)	—	(0.12)	—		(0.03)
10/1/13 to 9/30/14	4.85	0.17	—	(0.01)	0.16	(0.17)	—	(4)	—	(4)
10/1/12 to 9/30/13	4.94	0.19	—	(0.09)	0.10	(0.19)	—		—	(4)
10/1/11 to 9/30/12	4.68	0.22	—	0.27	0.49	(0.23)	—		—	(4)
10/1/10 to 9/30/11	4.81	0.23	—	(0.12)	0.11	(0.24)	—		—	(4)

See Notes to Financial Statements

42

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

(0.05)	(0.04)	$4.69	0.20	%(7)	$552,650	1.74	%(5)(6)	1.74	%(6)	2.35	%(6)	23	%(7)
(0.10)	(0.15)	4.73	(0.98)		583,694	1.72		1.72		2.40		37
(0.12)	(0.01)	4.88	2.23		719,840	1.74		1.74		2.53		39
(0.14)	(0.09)	4.89	1.06		751,220	1.74		1.74		2.91		49
(0.18)	0.27	4.98	9.67		704,225	1.76		1.76		3.56		52
(0.19)	(0.13)	4.71	1.24		530,162	1.80		1.80		3.84		35

(0.07)	(0.04)	$4.65	0.49	%(7)	$3,850,826	0.74	%(5)(6)	0.74	%(6)	3.35	%(6)	23	%(7)
(0.15)	(0.15)	4.69	0.02		4,095,547	0.72		0.72		3.40		37
(0.17)	(0.01)	4.84	3.28		4,766,491	0.74		0.74		3.51		39
(0.19)	(0.09)	4.85	2.09		2,418,863	0.74		0.74		3.90		49
(0.23)	0.26	4.94	10.62		1,606,957	0.77		0.77		4.55		52
(0.24)	(0.13)	4.68	2.28		901,528	0.80		0.80		4.83		35

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	The Fund may invest in other funds and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.
(4)	Amount is less than $0.005.
(5)	Earnings credits from custodian were not material, as reflected in the Statement of Operations, and had no impact on the financial highlights.
(6)	Annualized.
(7)	Not annualized.
(8)	Unaudited.

See Notes to Financial Statements

43

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2016 (Unaudited)

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 28 funds of the Trust are offered for sale, of which the Virtus Multi-Sector Short Term Bond Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of providing high current income while attempting to limit changes in the Fund’s net asset value per share caused by interest rate changes. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares, Class T shares and Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. (For information regarding Qualifying Transactions refer to the Trust’s prospectus.)

Class A shares are sold with a front-end sales charge of up to 2.25%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares generally were sold with a CDSC which declines from 2% to zero depending on the period of time the shares are held. Class C shares are sold without a sales charge. Class T shares are sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

44

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. It is the Fund’s policy to recognize transfers at the end of reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

45

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the disbursements as designated by the underlying fund.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2016, the tax

46

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2012 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	When-issued Purchases and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

47

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

H.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2016, all loan agreements held by the Fund are assignment loans.

I.	Earnings Credit and Interest

Through arrangements with each Fund’s custodian, each Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce each Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest income” in each Fund’s Statements of Operations for the period, as applicable.

48

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion – $2 Billion	$2+ Billion – 10 Billion	$10+ Billion
0.55%	0.50%	0.45%	0.425%

During the period covered by these financial statements, the Fund invested a portion of its assets in Virtus Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $152. This waiver is in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statement of Operations in “expenses reimbursed and/or waived by the investment adviser”.

B.	Subadviser

Newfleet Asset Management, LLC (the “Subadviser”), an indirect, wholly owned subsidiary of Virtus, is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.

C.	Expense Limitations

The Adviser has contractually agreed to limit the Fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) so that such expenses do not exceed, on an annualized basis, the following percentages of the Fund’s average net asset values: 1.10% for Class A shares, 1.60% for Class B shares, 1.35% for Class C shares, 1.85% for Class T shares, and 0.85% for Class I shares through January 31, 2017. The Fund is currently below its expense cap.

D.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2016, it retained net commissions of $12 for Class A shares and deferred sales charges of $14, $—, $—(1) and $11 for Class A shares, Class B shares, Class C shares and Class T shares, respectively.

(1)	Amount is less than $500.

49

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

In addition, the Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class, at the annual rate of 0.25% for Class A shares, 0.75% for Class B shares, 0.50% for Class C shares, and 1.00% for Class T shares. Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

E.	Administrator and Transfer Agent

Virtus Fund Services LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Fund.

For the period ended March 31, 2016, the Fund incurred administration fees totaling $3,594 which are included in the Statement of Operations.

For the period ended March 31, 2016, the Fund incurred transfer agent fees totaling $4,322 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Trust.

F.	Affiliated Shareholders

At March 31, 2016, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
Class I Shares	749,197	$3,484

G.	Investments in Affiliates

A summary of the Fund’s total long-term and short-term purchases and sales of the affiliated Virtus Credit Opportunities Fund during the period ended March 31, 2016, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
Virtus Credit Opportunities Fund	$67,751	$527	$—	$66,816	$1,226	$—

The Fund does not invest in the underlying fund for the purpose of exercising management or control; however the investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2016, the Fund was the owner of record of approximately 72% of the Virtus Credit Opportunities Fund.

50

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities for the Fund (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2016, were as follows:

Purchases	Sales
$315,351	$1,377,485

Purchases and sales of long-term U.S. Government and agency securities for the Fund during the period ended March 31, 2016, were as follows:

Purchases	Sales
$214,118	$1,945,791

Note 5. Borrowings

($ reported in thousands)

On July 1, 2015, the Fund and other affiliated Funds entered into a $50,000 secured Line of Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the Agreement. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Fund had no outstanding borrowings at any time during the period ended March 31, 2016.

Note 6. 10% Shareholders

As of March 31, 2016, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

% of Shares Outstanding	Number of Accounts
31%	2

The shareholders are not affiliated with Virtus.

Note 7. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

51

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result it, may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 8. Illiquid and Restricted Securities

Investments generally are considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the Subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2016, the Fund did not hold any securities that are both illiquid and restricted.

Note 9. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has also entered into an indemnification agreement with the Trust. In addition, in the normal course of business the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

52

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Note 10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,242,195	$80,031	$(210,468)	$(130,437)

The Fund has capital loss carryovers available to offset future realized gains, through the indicated expiration date shown below:

No Expiration		Total
Short-Term	Long-Term	Short-Term	Long-Term
$5,915	$—	$5,915	$—

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 11. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc. et al.) alleging violation of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. Virtus and its affiliates, including the Funds’ adviser, believe that the suit is without merit and intend to defend it vigorously. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Briefing of the motion was completed on December 4, 2015, and oral argument was held on December 17, 2015. The motion is pending. The Trust believes that

53

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc. et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleges claims against Virtus, certain Virtus officers and affiliates (including the Funds’ investment adviser, Euclid Advisors LLC and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On July 27, 2015, the court issued an order to show cause requiring lead plaintiff to explain no later than July 31, 2015, why his claims should not be transferred and consolidated with the In re Virtus Investment Partners, Inc. Securities Litigation action discussed above. On October 1, 2015, the plaintiff filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, Plaintiffs filed a Second Amended Complaint. A motion to dismiss was filed on behalf of the Company and affiliated defendants on February 1, 2016. Briefing of the motion was completed on March 11, 2016 and oral argument was held on April 8, 2016. The motion is pending. Virtus and its affiliates, including the Funds’ adviser, believe the plaintiff’s claims asserted in the complaint are frivolous and intend to defend them vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

54

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Multi-Sector Short Term Bond Fund (the “Fund”). At an in-person meeting held November 18-19, 2015 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meeting information from VIA and the Subadviser, including a completed questionnaire, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance

55

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

56

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2015.

The Board noted that the Fund underperformed the median of its Performance Universe for the 1- year period and outperformed the median of its Performance Universe for the 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3-, 5- and 10-year periods.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, expense information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and total expenses were above the median of the Expense Group.

57

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

The Board concluded that the advisory and subadvisory fees were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that fee waivers and/or expense caps were also in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the

58

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

59

Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Insight Trust, Virtus Opportunities Trust, Virtus Retirement Trust and Virtus Variable Insurance Trust

Supplement dated April 14, 2016 to the Statements of Additional Information (“SAI”) dated February 29, 2016, July 29, 2015, April 30, 2015, January 29, 2016, January 8, 2016 and April 30, 2015, respectively

IMPORTANT NOTICE TO INVESTORS

In the section “More Information About Fund Investment Strategies & Related Risks,” the second sentence of the fourth paragraph under the heading “Mortgage Pass-through Securities” is hereby replaced with the following: “The Funds will take the position that privately-issued, mortgage-related securities, and other asset-backed securities, do not represent interests in any particular ‘industry’ or group of industries.”

Investors should retain this supplement with the Prospectuses for future reference.

AllSAIs/AssetBacked (4/2016)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8024	05-16

P.O. Box 9874 Providence, RI 02940-8074

SEMIANNUAL REPORT

Virtus Emerging Markets Debt Fund*

Virtus Emerging Markets Equity Income Fund*

Virtus Emerging Markets Small-Cap Fund*

Virtus Global Infrastructure Fund

Virtus Global Opportunities Fund*

Virtus Global Real Estate Securities Fund*

Virtus Greater European Opportunities Fund*

Virtus International Equity Fund*

Virtus International Real Estate Securities Fund*

Virtus International Small-Cap Fund*

Virtus International Wealth Masters Fund

March 31, 2016

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

* Prospectus supplements applicable to these Funds appear at the back of this semiannual report.

Statement of Additional Information (“SAI”) supplements applicable to the Funds appear at the back of this semiannual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six months ended March 31, 2016.

During the period, global equity markets were challenged by falling oil prices, China’s slowdown, and anticipation of the first rate hike by the Federal Reserve (the “Fed”) in nine years, which was finally realized in December. For the six months ended March 31, 2016, major U.S. equity markets had strong gains, with the large-cap S&P 500® Index and Dow Jones Industrial AverageSM returning 8.49% and 10.07%, respectively, while the technology-heavy NASDAQ Composite Index® was up 6.07%. International equities also produced positive returns, particularly emerging markets, which gained 6.41% over the six months, as measured by the MSCI Emerging Markets Index (net dividends).

U.S. Treasuries were unsettled for much of the period, though demand for this “safe haven” asset eased in late March following the Fed’s decision to delay further rate hikes in the near term. The yield on the bellwether 10-year U.S. Treasury was 1.78% on March 31, 2016 compared with 2.06% on September 30, 2015. For the six months ended March 31, 2016, the broader U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 2.44%, while non-investment grade bonds rose 1.22%, as measured by the Barclays U.S. Corporate High Yield Bond Index.

The strength of the global economy is likely to remain a concern for the markets in the months ahead, and investors will watch with great interest the actions of the Fed and other central banks. The U.S. economy’s continued growth, as evidenced by stronger jobs, housing, and consumer spending data, should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2016

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of October 1, 2015 to March 31, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Emerging Markets Debt Fund
Actual
Class A	$1,000.00	$1,048.50	1.34%	$6.86
Class C	1,000.00	1,043.40	2.09	10.68
Class I	1,000.00	1,048.60	1.09	5.58
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.30	1.34	6.76
Class C	1,000.00	1,014.55	2.09	10.53
Class I	1,000.00	1,019.55	1.09	5.50
Emerging Markets Equity Income Fund
Actual
Class A	$1,000.00	$1,029.70	1.75%	$8.88
Class C	1,000.00	1,026.50	2.50	12.67
Class I	1,000.00	1,031.60	1.50	7.62
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.25	1.75	8.82
Class C	1,000.00	1,012.50	2.50	12.58
Class I	1,000.00	1,017.50	1.50	7.57
Emerging Markets Small-Cap Fund
Actual
Class A	$1,000.00	$1,062.40	1.85%	$9.54
Class C	1,000.00	1,057.40	2.60	13.37
Class I	1,000.00	1,062.90	1.60	8.25
Hypothetical (5% return before expenses)
Class A	1,000.00	1,015.75	1.85	9.32
Class C	1,000.00	1,012.00	2.60	13.08
Class I	1,000.00	1,017.00	1.60	8.07
Global Infrastructure Fund
Actual
Class A	$1,000.00	$1,076.60	1.31%	$6.80
Class C	1,000.00	1,072.50	2.06	10.67
Class I	1,000.00	1,078.00	1.06	5.51
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.45	1.31	6.61
Class C	1,000.00	1,014.70	2.06	10.38
Class I	1,000.00	1,019.70	1.06	5.35
Global Opportunities Fund
Actual
Class A	$1,000.00	$1,058.50	1.46%	$7.51
Class B	1,000.00	1,055.30	2.21	11.30
Class C	1,000.00	1,054.70	2.21	11.35
Class I	1,000.00	1,060.20	1.21	6.23
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.70	1.46	7.36
Class B	1,000.00	1,014.00	2.20	11.08
Class C	1,000.00	1,013.95	2.21	11.13
Class I	1,000.00	1,018.95	1.21	6.11
Global Real Estate Securities Fund
Actual
Class A	$1,000.00	$1,095.90	1.40%	$7.34
Class C	1,000.00	1,091.90	2.15	11.24
Class I	1,000.00	1,097.60	1.15	6.03
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.00	1.40	7.06
Class C	1,000.00	1,014.25	2.15	10.83
Class I	1,000.00	1,019.25	1.15	5.81

2

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2015 to March 31, 2016

Expense Table
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Greater European Opportunities Fund
Actual
Class A	$1,000.00	$1,056.50	1.45%	$7.45
Class C	1,000.00	1,052.80	2.20	11.29
Class I	1,000.00	1,058.20	1.20	6.17
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.75	1.45	7.31
Class C	1,000.00	1,014.00	2.20	11.08
Class I	1,000.00	1,019.00	1.20	6.06
International Equity Fund
Actual
Class A	$1,000.00	$992.10	1.49%	$7.42
Class C	1,000.00	988.50	2.24	11.14
Class I	1,000.00	993.30	1.24	6.18
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.55	1.49	7.52
Class C	1,000.00	1,013.80	2.24	11.28
Class I	1,000.00	1,018.80	1.24	6.26
International Real Estate Securities Fund
Actual
Class A	$1,000.00	$1,069.60	1.50%	$7.76
Class C	1,000.00	1,066.50	2.25	11.62
Class I	1,000.00	1,070.60	1.25	6.47
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.50	1.50	7.57
Class C	1,000.00	1,013.75	2.25	11.33
Class I	1,000.00	1,018.75	1.25	6.31
International Small-Cap Fund
Actual
Class A	$1,000.00	$1,089.30	1.60%	$8.36
Class C	1,000.00	1,085.30	2.35	12.25
Class I	1,000.00	1,090.90	1.35	7.06
Class R6	1,000.00	1,091.90	1.27	6.66
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.00	1.60	8.07
Class C	1,000.00	1,013.25	2.35	11.83
Class I	1,000.00	1,018.25	1.35	6.81
Class R6	1,000.00	1,018.65	1.27	6.41
International Wealth Masters Fund
Actual
Class A	$1,000.00	$1,059.70	1.55%	$8.00
Class C	1,000.00	1,056.10	2.30	11.85
Class I	1,000.00	1,061.90	1.30	6.72
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.25	1.55	7.82
Class C	1,000.00	1,013.50	2.30	11.58
Class I	1,000.00	1,018.50	1.30	6.56
*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

In Specie

In Specie is a phrase describing the distribution of an asset in its present form, rather than selling it and distributing the cash. In specie distribution is made when cash is not readily available, or allocating the physical asset is the better alternative.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

4

VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS (Continued)

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

5

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

MARCH 31, 2016 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector.

Emerging Markets Debt Fund

Corporate Bonds and Notes		59%
Financials	23%
Energy	15
Materials	7
Total of all other corporate bond sectors	14
Foreign Government Securities		37
Other (including short-term investments)		4

Total		100%

Emerging Markets Equity Income Fund

Financials	32%
Information Technology	20
Industrials	9
Consumer Discretionary	8
Energy	8
Consumer Staples	7
Telecommunication Services	7
Other (includes short-term investments)	9

Total	100%

Emerging Markets Small-Cap Fund

Consumer Staples	23%
Industrials	20
Financials	17
Information Technology	15
Materials	11
Consumer Discretionary	10
Telecommunication Services	3
Other (includes short-term investments)	1

Total	100%

Global Infrastructure Fund

Utilities	39%
Telecommunication Services	20
Energy	19
Industrials	14
Financials	6
Consumer Discretionary	2

Total	100%

Global Opportunities Fund

Consumer Staples	32%
Information Technology	23
Financials	19
Health Care	15
Consumer Discretionary	9
Materials	2

Total	100%

Global Real Estate Securities Fund

Retail REITs	27%
Office REITs	18
Real Estate Operating Companies	15
Residential REITs	14
Specialized REITs	9
Diversified REITs	8
Health Care REITs	5
Other (includes short-term investments)	4

Total	100%

Greater European Opportunities Fund

Consumer Staples	40%
Health Care	18
Consumer Discretionary	14
Financials	7
Information Technology	7
Industrials	6
Materials	6
Other (includes short-term investments)	2

Total	100%

International Equity Fund

Consumer Discretionary	16%
Telecommunication Services	11
Health Care	10
Information Technology	10
Consumer Staples	9
Financials	8
Materials	8
Other (includes short-term investments)	28

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

6

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Continued)

MARCH 31, 2016 (Unaudited)

International Real Estate Securities Fund

Real Estate Operating Companies	38%
Retail REITs	33
Diversified REITs	15
Office REITs	9
Industrial REITs	2
Specialized REITs	2
Residential REITs	1

Total	100%

International Small-Cap Fund

Information Technology	25%
Financials	19
Industrials	15
Consumer Staples	12
Materials	10
Consumer Discretionary	9
Health Care	6
Energy	4

Total	100%

International Wealth Masters Fund

Consumer Discretionary	30%
Financials	14
Industrials	13
Consumer Staples	12
Information Technology	11
Materials	7
Health Care	4
Other (includes short-term investments and securities lending collateral)	9

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

7

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—36.5%
Argentine Republic Series NY, 8.280%, 12/31/33(11)	$336		$404
Bermuda RegS 4.854%, 2/6/24(4)	200		210
Bolivarian Republic of Venezuela
RegS 7.750%, 10/13/19(4)	140		53
RegS 7.650%, 4/21/25(4)	285		96
9.375%, 1/13/34	325		117
Brazilian Government International Bond
6.000%, 4/7/26	400		406
5.625%, 1/7/41	100		86
Commonwealth of Jamaica 6.750%, 4/28/28	200		205
Dominican Republic
144A 5.875%, 4/18/24(3)	100		103
144A 6.875%, 1/29/26(3)	100		106
144A 6.850%, 1/27/45(3)	100		99
Hellenic Republic 3.000%, 2/24/24(2)	200	EUR	162
Hungary
5.375%, 2/21/23	146		162
5.750%, 11/22/23	22		25
5.375%, 3/25/24	180		202
Islamic Republic of Pakistan 144A 8.250%, 9/30/25(3)	200		214
Kingdom of Bahrain 144A 6.000%, 9/19/44(3)	200		158
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	200		204
Lithuania Government International Bond RegS 6.125%, 3/9/21(4)	120		139
Mongolia 144A 10.875%, 4/6/21(3)	200		201
Paraguay Government International Bond 144A 4.625%, 1/25/23(3)	200		203
Philippine Government International Bond 6.375%, 10/23/34	200		282
Provincia de Buenos Aires Argentina 144A 9.125%, 3/16/24(3)	150		155
Republic of Angola 144A 9.500%, 11/12/25(3)	200		183
Republic of Argentina 2.500%, 12/31/38	150		100
Republic of Armenia 144A 7.150%, 3/26/25(3)	200		197
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	200		190
Republic of Chile 5.500%, 8/5/20	70,000	CLP	108
Republic of Colombia
Treasury Note, Series B, 11.250%, 10/24/18	100,000	COP	36
6.125%, 1/18/41	100		105
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200		181
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	200		189

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of El Salvador
144A 6.375%, 1/18/27(3)	$155		$135
144A 7.650%, 6/15/35(3)	70		62
Republic of Ghana RegS 10.750%, 10/14/30(4)	200		196
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	785,000	IDR	59
Series FR63, 5.625%, 5/15/23	624,000	IDR	42
8.375%, 9/15/26	676,000		53
144A 5.125%, 1/15/45(3)	200		199
Republic of Iraq RegS 5.800%, 1/15/28(4)	250		173
Republic of Kazakhstan 144A 4.875%, 10/14/44(3)	200		176
Republic of Kenya 144A 6.875%, 6/24/24(3)	200		189
Republic of Lithuania 144A 6.125%, 3/9/21(3)	100		116
Republic of Panama
5.200%, 1/30/20	200		221
3.750%, 3/16/25	200		206
Republic of Peru 4.125%, 8/25/27	280		293
Republic of Poland
Series 1021, 5.750%, 10/25/21	300	PLN	95
3.250%, 4/6/26	130		130
Republic of Romania
144A 6.750%, 2/7/22(3)	150		178
RegS 4.875%, 1/22/24(4)	100		110
RegS 6.125%, 1/22/44(4)	120		146
Republic of South Africa
Series R203, 8.250%, 9/15/17	758	ZAR	51
Series R208, 6.750%, 3/31/21	1,470	ZAR	92
5.875%, 9/16/25	200		216
Republic of Sri Lanka 144A 5.875%, 7/25/22(3)	200		189
Republic of Turkey
5.125%, 3/25/22	200		211
6.750%, 5/30/40	225		264
Republic of Uruguay 5.100%, 6/18/50	400	(8)	372
Russian Federal Bond – Ofz 7.400%, 6/14/17	4,800		70
Socialist Republic of Vietnam RegS 4.800%, 11/19/24(4)	200		200
Ukraine 144A 7.750%, 9/1/26(3)	160		141
United Mexican States
Series M, 6.500%, 6/9/22	614	MXN	37
4.750%, 3/8/44	150	MXN	150
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $10,519)			10,053

CORPORATE BONDS AND NOTES—57.9%

Argentina—0.3%
YPF S.A. 144A 8.500%, 3/23/21(3)	90		90

	PAR VALUE		VALUE
Azerbaijan—0.7%
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	$200		$201

Barbados—0.8%
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	200		214

Brazil—3.7%
BRF SA 7.750%, 5/22/18	400	BRL	92
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	115		112
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	200		184
Marfrig Overseas Ltd. 144A 9.500%, 5/4/20(3)	200		204
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	176		39
Petrobras Global Finance BV
3.000%, 1/15/19	80		69
5.375%, 1/27/21	290		238
6.750%, 1/27/41	100		71

			1,009

Canada—0.2%
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	45		41

Chile—3.0%
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	239		231
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	200		201
Transelec S.A. 144A 4.250%, 1/14/25(3)	200		199
VTR Finance BV 144A 6.875%, 1/15/24(3)	200		197

			828

China—3.8%
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	200		208
BOC Aviation Pte Ltd. 3.875%, 5/9/19	200		207
Kunlun Energy Co., Ltd. 144A 3.750%, 5/13/25(3)	200		199
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200		218
Tencent Holdings Ltd. 144A 3.800%, 2/11/25(3)	200		206

			1,038

Colombia—0.7%
Bancolombia S.A. 5.125%, 9/11/22	100		101
Ecopetrol S.A. 5.375%, 6/26/26	70		64

See Notes to Financial Statements

8

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Colombia—continued
Pacific Rubiales Energy Corp. 144A 5.125%, 3/28/23(3)(11)	$200	$35

		200

El Salvador—0.6%
AES El Salvador Trust II 144A 6.750%, 3/28/23(3)	200	157

Georgia—0.8%
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	200	208

Guatemala—0.7%
Comcel Trust via Comunicaciones Celulares SA 144A 6.875%, 2/6/24(3)(5)	200	188

Hong Kong—2.0%
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	200	219
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(6)(7)	325	336

		555

India—2.9%
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	200	214
ICICI Bank Ltd. 144A 6.375%, 4/30/22(2)(3)	300	307
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	250	279

		800

Indonesia—4.0%
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	200	192
Pertamina Persero PT
144A 4.875%, 5/3/22(3)	200	204
144A 6.000%, 5/3/42(3)	275	252
144A 5.625%, 5/20/43(3)	200	177
Perusahaan Listrik Negara PT 144A 5.500%, 11/22/21(3)	250	270

		1,095

Ireland—0.8%
Ardagh Finance Holdings SA PIK Interest Capitalization, 144A 8.625%, 6/15/19(3)(9)	227	220

Israel—0.8%
Israel Electric Corp. Ltd. RegS 7.250%, 1/15/19(4)	200	222

	PAR VALUE		VALUE
Jamaica—0.6%
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	$200		$173

Kazakhstan—0.6%
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	200		178

Luxembourg—1.4%
Altice Financing SA Luxembourg, 144A 7.625%, 2/15/25(3)	200		192
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(5)	200		204

			396

Mexico—8.0%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	200		210
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	200		209
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	110
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(3)	150		166
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)	200		207
Cemex SAB de C.V. 144A 7.250%, 1/15/21(3)	200		209
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	193		182
Fomento Economico Mexicano SAB de CV 2.875%, 5/10/23	150		145
Grupo Televisa SAB 7.250%, 5/14/43	2,000	MXN	95
Grupo Televisa Sab 6.125%, 1/31/46	200		212
Petroleos Mexicanos
4.250%, 1/15/25	100		93
144A 6.875%, 8/4/26(3)	105		114
6.375%, 1/23/45	100		93
5.625%, 1/23/46	200		168

			2,213

Morocco—0.8%
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	200		208

Panama—0.6%
Banco Latinoamericano de Comercio Exterior SA 144A 3.750%, 4/4/17(3)	150		152

	PAR VALUE		VALUE
Peru—2.3%
Banco de Credito del Peru
144A 5.375%, 9/16/20(3)	$100		$109
144A 6.125%, 4/24/27(2)(3)	100		107
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(3)	100		109
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	100		103
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	200		194

			622

Poland—0.8%
PKO Finance AB 144A 4.630%, 9/26/22(3)(5)	200		207

Russia—5.8%
AHML Finance Ltd. 144A 7.750%, 2/13/18(3)	5,000	RUB	71
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	200		204
Evraz Group S.A. 144A 6.500%, 4/22/20(3)	200		192
Gazprom OAO (Gaz Capital S.A.) 144A 6.000%, 11/27/23(3)(5)	200		199
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(3)	200		191
Metalloinvest Finance Ltd. 144A 5.625%, 4/17/20(3)	200		199
Sberbank of Russia (Sberbank Capital SA) 144A 5.125%, 10/29/22(3)(5)	200		192
Sberbank of Russia Via SB Capital S.A. 144A 5.500%, 2/26/24(2)(3)(5)	200		182
Sberbank of Russia Via SB Capital SA RegS 5.500%, 2/26/24(2)(4)(5)	200		182

			1,612

Singapore—0.8%
Oversea-Chinese Banking Corp. Ltd. 144A 4.000%, 10/15/24(2)(3)	200		208

South Africa—0.7%
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	200		181

South Korea—0.7%
Export-Import Bank of Korea 2.875%, 1/21/25	200		204

Sri Lanka—0.7%
Bank of Ceylon 144A 6.875%, 5/3/17(3)	200		204

See Notes to Financial Statements

9

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Sultanate of Oman—0.7%
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	$200	$179

Supranational—2.2%
Africa Finance Corp. 144A 4.375%, 4/29/20(3)	200	203
Corp Andina de Fomento 4.375%, 6/15/22	200	220
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	200	194

		617

Thailand—0.7%
Bangkok Bank PLC 144A 3.300%, 10/3/18(3)	200	206

Trinidad and Tobago—0.2%
Petroleum Co. of Trinidad & Tobago Ltd. RegS 6.000%, 5/8/22(4)	54	51

Turkey—0.7%
Turkiye Is Bankasi A.S 144A 7.850%, 12/10/23(3)	200	206

Ukraine—0.5%
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	150	133

United Arab Emirates—0.9%
DP World Ltd. 144A 6.850%, 7/2/37(3)	250	255

United Kingdom—0.3%
EnQuest plc 144A 7.000%, 4/15/22(3)	200	90

United States—0.5%
Aircastle Ltd. 6.250%, 12/1/19	100	109
Parker Drilling Co. 6.750%, 7/15/22	50	36

		145

Venezuela—1.6%
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	260	138
144A 6.000%, 5/16/24(3)	555	173
RegS 6.000%, 11/15/26(4)	400	124

		435
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $17,116)		15,941

LOAN AGREEMENTS(2)—0.6%

Consumer Discretionary—0.6%
Delta 2 (Lux) S.A.R.L. Tranche B-3, 3.750%, 7/30/21	47	46

	PAR VALUE		VALUE
Consumer Discretionary—continued
Laureate Education, Inc. 3.750%, 6/15/18	$147		$127
TOTAL LOAN AGREEMENTS (Identified Cost $193)			173

	SHARES
PREFERRED STOCK—0.7%

Energy—0.7%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(10)	195
TOTAL PREFERRED STOCK (Identified Cost $201)			195

AFFILIATED MUTUAL FUND—0.5%
Virtus Credit Opportunities Fund Class R6(12)	14,941		143
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $149)			143
TOTAL LONG TERM INVESTMENTS—96.2%
(Identified Cost $28,178)			26,505

SHORT-TERM INVESTMENT—1.7%

Money Market Mutual Fund—1.7%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.390%)(12)	476,079		476
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $476)			476
TOTAL INVESTMENTS—97.9% (Identified Cost $28,654)			26,981	(1)
Other assets and liabilities, net—2.1%			581

NET ASSETS—100.0%			$27,562

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $16,748 or 60.8% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	Principal amount is adjusted pursuant to the change in the Index.
(9)	100% of the income received was in cash.
(10)	Value shown as par value.
(11)	Security in default.
(12)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
ZAR	South African Rand

Country Weightings†
Mexico	9%
Brazil	6
Russia	6
Indonesia	5
Chile	4
China	4
Peru	3
Other	63
Total	100%
† % of total investments as of March 31, 2016

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

10

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds and Notes	$15,941	$—	$15,941
Foreign Government Securities	10,053	—	10,053
Loan Agreements	173	—	173
Equity Securities:
Preferred Stock	195	—	195
Affiliated Mutual Fund	143	143	—
Short-Term Investments	476	476	—

Total Investments	$26,981	$619	$26,362

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

See Notes to Financial Statements

11

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCKS—3.2%

Consumer Staples—0.4%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar 1.27% (Brazil)	8,400	$117

Financials—1.7%
Banco Bradesco S.A. 0.69% (Brazil)	47,200	354
Bancolombia SA 3.41% (Colombia)	9,754	83
Itausa Investimentos Itau S.A. 0.18% (Brazil)	42,000	95

		532

Materials—0.8%
Braskem SA, Class A 5.42% (Brazil)	15,600	101
Sociedad Quimica y Minera de Chile S.A. Class B 0.87% (Chile)	6,911	142

		243

Utilities—0.3%
Companhia Paranaense de Energia, Class B 3.33% (Brazil)	14,700	116
TOTAL PREFERRED STOCKS (Identified Cost $852)		1,008

COMMON STOCKS—96.4%

Consumer Discretionary—8.1%
Arcelik AS (Turkey)	9,915	67
Astra International Tbk PT (Indonesia)	373,700	204
Bajaj Auto Ltd. (India)	5,396	196
Berjaya Sports Toto Bhd (Malaysia)	53,800	44
Cheng Shin Rubber Industry Co., Ltd. (Taiwan)	66,000	133
Coway Co., Ltd. (South Korea)	1,725	146
Estacio Participacoes SA (Brazil)	25,200	82
Ford Otomotiv Sanayi AS (Turkey)	5,063	67
Foschini Group Ltd. (The) (South Africa)	7,519	72
Gome Electrical Appliances Holding Ltd. (China)	518,063	75
Halla Visteon Climate Control Corp. (South Korea)	20,631	166
Kangwon Land, Inc. (South Korea)	7,760	277
Kia Motors Corp. (South Korea)	6,555	277
Lojas Renner S.A. (Brazil)	26,900	156
Merida Industry Co. Ltd. (Taiwan)	32,000	142
Naspers Ltd. Class N (South Africa)	810	113
Truworths International Ltd. (South Africa)	22,126	147
Tsogo Sun Holdings Ltd. (South Africa)	89,179	143

		2,507

	SHARES	VALUE
Consumer Staples—6.4%
Ambev SA (Brazil)	78,400	$409
BRF SA (Brazil)	6,300	90
Fomento Economico Mexicano S.A.B. de CV (Mexico)	24,700	238
Hengan International Group Co., Ltd. (China)	11,500	100
Hindustan Unilever Ltd. (India)	12,119	159
KT&G Corp. (South Korea)	4,208	405
Raia Drogasil SA (Brazil)	9,900	144
Spar Group Ltd. (The) (South Africa)	18,878	254
Want Want China Holdings Ltd. (China)	213,000	158

		1,957

Energy—7.7%
Banpu Public Co. Ltd. (Thailand)	142,200	67
China Petroleum & Chemical Corp. Class H (China)	425,800	279
China Shenhua Energy Co., Ltd. Class H (China)	129,000	203
Coal India Ltd. (India)	13,729	61
Cosan S.A. Industria e Comercio (Brazil)	13,600	119
Empresas COPEC SA (Chile)	8,941	86
Gazprom PAO (Gazstream S.A.) Sponsored ADR (Russia)	80,155	345
Oil & Natural Gas Corp. Ltd. (India)(2)	86,850	281
Rosneft OJSC GDR (Russia)	38,877	177
Sasol Ltd. (South Africa)	8,429	252
Tatneft PAO Sponsored ADR (Russia)	10,607	344
Ultrapar Participacoes S.A. (Brazil)	8,600	167

		2,381

Financials—29.9%
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	44,010	80
Agricultural Bank of China Ltd. Class H (China)	688,000	247
Aldar Properties PJSC (United Arab Emirates)	190,827	143
AMMB Holdings Bhd (Malaysia)	124,100	146
Banco de Chile (Chile)	1,792,896	193
Banco do Brasil S.A. (Brazil)	28,900	157
Banco Santander Chile SA (Chile)	3,686,116	179
Bank of China Ltd. Class H (China)	1,795,000	745
Barclays Africa Group Ltd. (South Africa)	22,363	227
BB Seguridade Participacoes (Brazil)	13,700	113
BM&F Bovespa S.A. (Brazil)	31,400	134
China Construction Bank Corp. Class H (China)	1,785,000	1,139
China Everbright Bank Co., Ltd. (China)	374,000	182
China Everbright Ltd. (China)	70,000	147

	SHARES	VALUE
Financials—continued
China Life Insurance Co., Ltd. Class H (China)	143,000	$353
Commercial Bank QSC (The) (Qatar)	10,725	123
CTBC Financial Holding Co., Ltd. (Taiwan)	325,236	172
Dongbu Insurance Co., Ltd. (South Korea)	5,138	341
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Turkey)	176,167	179
Evergrande Real Estate Group Ltd. (China)	278,000	215
First Gulf Bank PJSC (United Arab Emirates)	46,860	150
FirstRand Ltd. (South Africa)	106,181	348
Fubon Financial Holding Co., Ltd. (Taiwan)	148,000	188
Gentera S.A.B de CV (Mexico)	65,300	129
Guangzhou R&F Properties Co., Ltd. (China)	176,800	253
Hanwha Life Insurance Co., Ltd. (South Korea)	11,370	67
Highwealth Construction Corp. (Taiwan)	168,000	245
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	9,415	273
Industrial & Commercial Bank of China Ltd. Class H (China)	1,598,000	894
Komercni Banka A.S. (Czech Republic)	1,400	309
Liberty Holdings Ltd. (South Africa)	12,250	120
MMI Holdings Ltd. (South Africa)	134,491	227
Rural Electrification Corp., Ltd. (India)(2)	88,162	221
Samsung Life Insurance Co., Ltd. (South Korea)	1,212	124
Shimao Property Holdings Ltd. (China)	104,500	155
Standard Bank Group Ltd. (South Africa)	17,901	161
Turkiye Is Bankasi (Turkey)	93,035	154

		9,233

Health Care—2.6%
China Medical System Holdings Ltd. (China)	129,000	179
Kalbe Farma Tbk PT (Indonesia)	1,958,300	213
Richter Gedeon Nyrt (Hungary)	9,359	187
Sinopharm Group Co., Ltd. Class H (China)	48,800	221

		800

Industrials—9.0%
AirAsia BHD (Malaysia)	373,000	175
China Conch Venture Holdings Ltd. (China)	107,000	211
Daewoo International Corp. (South Korea)	13,916	263
Grupo Aeroportuario del Pacifico Sab de C.V. (Mexico)	15,700	140
Industries Qatar Qsc (Qatar)	4,117	122

See Notes to Financial Statements

12

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—continued
Jiangsu Expressway Co., Ltd. Class H (China)	238,000	$320
LG Corp. (South Korea)	3,481	208
Pegatron Corp. (Taiwan)	151,000	352
S-1 Corp. (South Korea)	2,066	160
Shanghai Industrial Holdings Ltd. (China)	97,000	229
Sinopec Engineering Group Co., Ltd. Class H (China)	227,500	184
TAV Havalimanlari Holding AS (Turkey)	29,368	175
United Tractors Tbk PT (Indonesia)	150,400	174
Weg SA (Brazil)	13,400	52

		2,765

Information Technology—19.7%
Advanced Semiconductor Engineering, Inc. (Taiwan)	240,000	279
Asustek Computer, Inc. (Taiwan)	40,000	359
Compal Electronics, Inc. (Taiwan)	463,000	291
Foxconn Technology CO Ltd (Taiwan)	59,000	132
Hon Hai Precision Industry Co., Ltd. (Taiwan)	280,900	740
Infosys Ltd. (India)	49,784	916
Lite-On Technology Corp. (Taiwan)	115,950	142
NCSoft Corp. (South Korea)	1,383	307
NetEase, Inc. ADR (China)	1,045	150
Powertech Technology, Inc. (Taiwan)	132,000	299
Radiant Opto-Electronics Corp. (Taiwan)	90,260	175
Simplo Technology Co. Ltd. (Taiwan)	42,000	151
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	164,000	825
Tata Consultancy Services Ltd. (India)	13,309	506
Travelsky Technology Ltd. (China)	103,000	169
Vanguard International Semiconductor Corp. (Taiwan)	105,000	164
Wipro Ltd. (India)	25,364	216
WPG Holdings Ltd. (Taiwan)	252,000	269

		6,090

	SHARES	VALUE
Materials—4.7%
Anhui Conch Cement Co., Ltd. (China)	103,500	$277
Cementos Argos S.A. (Colombia)	20,013	77
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	37,200	90
Jiangxi Copper Co., Ltd. Class H (China)	205,000	246
Mondi Ltd. (South Africa)	10,509	202
Nan Ya Plastics Corp (Taiwan)	125,000	263
PTT Global Chemical PCL (Thailand)	178,200	306

		1,461

Telecommunication Services—6.5%
America Movil S.A.B. de C.V. Class C Series L (Mexico)	256,800	200
China Communications Services Corp. Ltd. (China)	416,000	190
China Mobile Ltd. (China)	56,000	624
MTN Group Ltd. (South Africa)	25,754	236
Ooredoo QSC (Qatar)	2,384	61
Philippine Long Distance Telephone Co. (Philippines)	4,520	194
SK Telecom Co., Ltd. (South Korea)	1,154	210
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,200,000	301

		2,016

Utilities—1.8%
China Resources Power Holdings Co., Ltd. (China)	98,000	183
Huaneng Power International, Inc. Class H (China)	306,000	274
Interconexion Electrica SA ESP (Colombia)	29,502	85

		542
TOTAL COMMON STOCKS (Identified Cost $29,810)		29,752

	SHARES	VALUE
RIGHTS—0.0%

Financials—0.0%
Fubon Financial Holding Co., Ltd (Taiwan)(2)(3)	6,508	$—
TOTAL RIGHTS (Identified Cost $0)		—
TOTAL LONG TERM INVESTMENTS—99.6%
(Identified Cost $30,662)		30,760
TOTAL INVESTMENTS—99.6% (Identified Cost $30,662)		30,760	(1)
Other assets and liabilities, net—0.4%		108

NET ASSETS—100.0%		$30,868

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

Country Weightings†
China	28%
Taiwan	17
South Korea	10
Brazil	8
India	8
South Africa	8
Indonesia	3
Other	18
Total	100%
† % of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$29,752	$29,752	$—
Preferred Stocks	1,008	1,008	—
Rights	—	—	—	*

Total Investments	$30,760	$30,760	$—	*

There are no Level 2 (significant observable inputs) priced securities.

*	Includes internally fair valued security currently priced at zero ($0).

Securities held by the Fund with an end of period value of $17,940 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 2A in the Notes to Financial Statements for more information.)

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

13

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.0%

Consumer Discretionary—9.7%
Ace Hardware Indonesia Tbk PT (Indonesia)	1,498,000	$101
Goldlion Holdings Ltd. (Hong Kong)	259,000	99
Pico Far East Holdings Ltd. (Hong Kong)	706,780	189
Truworths International Ltd. (South Africa)	6,801	45

		434

Consumer Staples—22.7%
AVI Ltd. (South Africa)	23,910	141
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	2,290	51
Embotelladora Andina ADR S.A. Class-B (Chile)	5,360	102
Grupo Herdez Sab de CV (Mexico)	37,425	83
Guinness Anchor Bhd (Malaysia)	32,200	116
Massmart Holdings Ltd. (South Africa)	4,955	43
Oldtown Bhd (Malaysia)	322,750	122
Pinar SUT Mamulleri Sanayii AS (Turkey)	15,800	91
Premier Marketing PCL (Thailand)	643,000	182
Wawel SA (Poland)	332	89

		1,020

Financials—16.3%
ARA Asset Management Ltd. (Singapore)	156,880	136
BFI Finance Indonesia Tbk PT (Indonesia)(3)	779,000	150
Bolsa Mexicana de Valores Sab de CV SA (Mexico)	35,100	60
Credit Analysis & Research Ltd. (India)	3,400	48
Crisil Ltd. (India)	1,900	52
Equity Group Holdings Ltd. (Kenya)	220,600	88
Korea Ratings Corp. (South Korea)	3,130	117
Tisco Financial Group PCL (Thailand)	61,700	80

		731

Health Care—2.0%
OdontoPrev S.A. (Brazil)	28,700	91

Industrials—19.0%
Freight Management Holdings Bhd (Malaysia)	218,729	71
Prosegur Cia de Seguridad SA (Spain)	24,200	136
S-1 Corp. (South Korea)	1,950	151
Sinmag Equipment Corp. (Taiwan)	26,520	96
Taiwan Secom Co., Ltd. (Taiwan)	58,874	170
Tegma Gestao Logistica (Brazil)	97,900	123

	SHARES	VALUE
Industrials—continued
Turk Traktor Ve Ziraat Makineleri AS (Turkey)	3,600	$107

		854

Information Technology—14.5%
Autohome, Inc. ADR (China)(2)	5,100	142
Bitauto Holdings Ltd. ADR (China)(2)	1,230	30
EClerx Services Ltd. (India)	4,933	97
Lumax International Corp., Ltd. (Taiwan)	105,800	152
MercadoLibre, Inc. (United States)	845	100
TOTVS SA (Brazil)	9,400	70
Yandex NV Class A (Russia)(2)	3,830	59

		650

Materials—10.4%
KPX Chemical Co. Ltd. (South Korea)	2,615	122
Synthos SA (Poland)	37,700	39
Transpaco Ltd. (South Africa)	107,500	175
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	55,000	132

		468

Telecommunication Services—2.4%
APT Satellite Holdings Ltd. (China)	138,000	109
TOTAL COMMON STOCKS (Identified Cost $4,989)		4,357
TOTAL LONG TERM INVESTMENTS—97.0%
(Identified Cost $4,989)		4,357
TOTAL INVESTMENTS—97.0% (Identified Cost $4,989)		4,357	(1)
Other assets and liabilities, net—3.0%		136

NET ASSETS—100.0%		$4,493

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.

Country Weightings†
Taiwan	13%
South Africa	9
South Korea	9
Brazil	7
Hong Kong	7
Malaysia	7
China	6
Other	42
Total	100%
† % of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$4,357	$4,357

Total Invest ments	$4,357	$4,357

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $1,890 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 2A in the Notes to Financial Statements for more information.)

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

14

VIRTUS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.0%

Consumer Discretionary—2.3%
Eutelsat Communications SA (France)	41,910	$1,354
SES SA (Luxembourg)	49,175	1,440

		2,794

Energy—18.0%
Enbridge, Inc. (Canada)	123,885	4,820
Inter Pipeline Ltd. (Canada)	45,935	946
Keyera Corp. (Canada)	37,650	1,143
Kinder Morgan, Inc. (United States)	254,435	4,544
Pembina Pipeline Corp. (Canada)	57,800	1,563
Plains GP Holdings LP Class A (United States)	44,375	386
Spectra Energy Corp. (United States)	89,730	2,746
Targa Resources Corp. (United States)	30,240	903
TransCanada Corp. (Canada)	86,015	3,381
Williams Cos., Inc. (The) (United States)	93,930	1,509

		21,941

Financials—5.5%
American Tower Corp. (United States)	31,800	3,255
Crown Castle International Corp. (United States)	40,340	3,490

		6,745

Industrials—13.9%
Abertis Infraestructuras SA (Spain)	117,550	1,933
Atlantia SpA (Italy)	105,226	2,918
Auckland International Airport Ltd. (New Zealand)	401,559	1,785
Ferrovial SA (Spain)	64,280	1,381
Flughafen Zuerich AG (Switzerland)	2,085	1,867
Sydney Airport (Australia)	371,370	1,904
Transurban Group (Australia)	452,690	3,939
Vinci SA (France)	16,825	1,253

		16,980

Telecommunication Services—19.2%
AT&T, Inc. (United States)	145,820	5,712
BCE, Inc. (Canada)	23,030	1,049
BT Group plc (United Kingdom)	251,215	1,589
Deutsche Telekom AG Registered Shares (Germany)	87,585	1,572
Nippon Telegraph & Telephone Corp. ADR (Japan)	38,200	1,652
Singapore Telecommunications Ltd. (Singapore)	647,600	1,835
TELUS Corp. (Canada)	44,955	1,464
Verizon Communications, Inc. (United States)	105,584	5,710

	SHARES	VALUE
Telecommunication Services—continued
Vodafone Group plc Sponsored ADR (United Kingdom)	87,146	$2,793

		23,376

Utilities—38.1%
ALLETE, Inc. (United States)	20,800	1,166
American Electric Power Co., Inc. (United States)	22,765	1,511
American Water Works Co., Inc. (United States)	34,830	2,401
APA Group (Australia)	194,100	1,311
Atmos Energy Corp. (United States)	24,365	1,809
Black Hills Corp. (United States)	20,470	1,231
CMS Energy Corp. (United States)	42,310	1,796
Dominion Resources, Inc. (United States)	21,510	1,616
DTE Energy Co. (United States)	17,910	1,624
Edison International (United States)	21,775	1,565
Eversource Energy (United States)	27,330	1,594
Hera SpA (Italy)	418,530	1,251
Iberdrola SA (Spain)	222,610	1,485
Laclede Group, Inc. (The) (United States)	21,855	1,481
National Grid plc (United Kingdom)	293,870	4,167
NextEra Energy, Inc. (United States)	38,090	4,507
NiSource, Inc. (United States)	51,945	1,224
ONE Gas, Inc. (United States)	15,625	955
Pennon Group plc (United Kingdom)	101,755	1,185
Public Service Enterprise Group, Inc. (United States)	26,225	1,236
Sempra Energy (United States)	29,310	3,050
SevernTrent plc (United Kingdom)	39,785	1,242
Snam Rete Gas SpA (Italy)	202,150	1,266
Suez Environnement SA (France)	55,995	1,027
Vectren Corp. (United States)	30,325	1,533
Veolia Environnement SA (France)	71,375	1,719
WEC Energy Group, Inc. (United States)	23,925	1,437

		46,389
TOTAL COMMON STOCKS (Identified Cost $116,448)		118,225
TOTAL LONG TERM INVESTMENTS—97.0%
(Identified Cost $116,448)		118,225
TOTAL INVESTMENTS—97.0% (Identified Cost $116,448)		118,225	(1)
Other assets and liabilities, net—3.0%		3,668

NET ASSETS—100.0%		$121,893

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

Country Weightings†
United States	51%
Canada	12
United Kingdom	9
Australia	6
Italy	5
France	4
Spain	4
Other	9
Total	100%
† % of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$118,225	$118,225

Total Investments	$118,225	$118,225

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $10,774 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 2A in the Notes to Financial Statements for more information.)

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

15

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.2%

Consumer Discretionary—9.0%
Alimentation Couche-Tard, Inc. Class B (Canada)	55,556	$2,473
Amazon.com, Inc. (United States)(2)	6,390	3,793
Naspers Ltd. Class N (South Africa)	12,731	1,777
Priceline Group, Inc. (The) (United States)(2)	2,817	3,631
TJX Cos., Inc. (The) (United States)	38,313	3,002

		14,676

Consumer Staples—31.9%
Altria Group, Inc. (United States)	125,407	7,858
British American Tobacco plc (United Kingdom)	149,345	8,773
Coca-Cola Co. (The) (United States)	124,251	5,764
Nestle S.A. Registered Shares (Switzerland)	74,373	5,557
Philip Morris International, Inc. (United States)	95,043	9,325
Reckitt Benckiser Group plc (United Kingdom)	62,884	6,078
Reynolds American, Inc. (United States)	94,886	4,774
Unilever N.V. CVA (Netherlands)	92,658	4,153

		52,282

Financials—18.7%
American Tower Corp. (United States)	33,008	3,379
Berkshire Hathaway, Inc. Class B (United States)(2)	34,279	4,863
CME Group, Inc. (United States)	34,068	3,272
Housing Development Finance Corp. (India)	286,554	4,784
Housing Development Finance Corp. Bank Ltd. (India)	322,015	5,209
Housing Development Finance Corp. Bank Ltd. ADR (India)	5,796	357
Progressive Corp. (The) (United States)	84,001	2,952
Wells Fargo & Co. (United States)	121,920	5,896

		30,712

Health Care—14.8%
Abbott Laboratories (United States)	52,961	2,215
Bayer AG Registered Shares (Germany)	18,427	2,166
Bristol-Myers Squibb Co. (United States)	47,002	3,003
Celgene Corp. (United States)(2)	45,680	4,572
Medtronic plc (United States)	31,253	2,344
Roche Holding AG (Switzerland)	23,750	5,846
UnitedHealth Group, Inc. (United States)	32,054	4,132

		24,278

	SHARES	VALUE
Information Technology—22.1%
Alphabet, Inc. Class C (United States)(2)	9,299	$6,927
Apple, Inc. (United States)	29,113	3,173
Cognizant Technology Solutions Corp. Class A (United States)(2)	45,753	2,869
Facebook, Inc. Class A (United States)(2)	21,384	2,440
MasterCard, Inc. Class A (United States)	87,130	8,234
PayPal Holdings, Inc. (United States)(2)	85,050	3,283
SAP SE (Germany)	37,287	3,017
Visa, Inc. Class A (United States)	82,145	6,282

		36,225

Materials—1.7%
Martin Marietta Materials, Inc. (United States)	17,547	2,799
TOTAL COMMON STOCKS (Identified Cost $126,907)		160,972
TOTAL LONG TERM INVESTMENTS—98.2%
(Identified Cost $126,907)		160,972
TOTAL INVESTMENTS—98.2% (Identified Cost $126,907)		160,972	(1)
Other assets and liabilities, net—1.8%		3,006

NET ASSETS—100.0%		$163,978

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United States	69%
United Kingdom	9
Switzerland	7
India	6
Germany	3
Netherlands	3
Canada	2
Other	1
Total	100%
† % of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$160,972	$160,972

Total Investments	$160,972	$160,972

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $9,993 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 2A in the Notes to Financial Statements for more information.)

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

16

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.9%

Australia—4.1%
Dexus Property Group	143,839	$876
GPT Group	138,300	530
GPT Group (The) – In Specie(2)(3)(5)	13,566	—
Scentre Group	505,789	1,721
Westfield Corp.	218,750	1,675

		4,802

Canada—2.7%
Allied Properties Real Estate Investment Trust	32,385	872
Canadian Real Estate Investment Trust	18,775	652
First Capital Realty, Inc.	20,180	320
RioCan Real Estate Investment Trust	63,462	1,300

		3,144

Finland—0.8%
Citycon OYJ	356,532	900

France—2.1%
Fonciere Des Regions	1,004	95
Klepierre	31,820	1,524
Mercialys SA	37,600	873

		2,492

Germany—3.9%
ADO Properties SA(4)	19,142	657
Deutsche Annington Immobilien SE	63,148	2,272
Deutsche Wohnen AG	27,400	852
LEG Immobilien AG	9,254	872

		4,653

Hong Kong—1.8%
Hysan Development Co. Ltd.	116,000	494
Link REIT (The)	277,504	1,646

		2,140

Italy—0.2%
Beni Stabili SpA	338,062	254

Japan—6.1%
GLP J-REIT	700	798
Hulic Co., Ltd.	98,700	944
Industrial & Infrastructure Fund Investment Corp.	156	725
Invincible Investment Corp.	425	319
Japan Real Estate Investment Corp.	148	855
Japan Rental Housing Investments, Inc.	408	301
Kenedix Office Investment Corp.	139	798
Kenedix Retail Reit Corp.	128	310
Lasalle Logiport Reit(2)	535	517
Nippon Building Fund, Inc.	149	883
Nippon Prologis REIT, Inc.	316	707

		7,157

	SHARES	VALUE
Mexico—0.7%
PLA Administradora Industrial S de Rl de CV	117,722	$219
Prologis Property Mexico SA de CV	367,800	584

		803

Netherlands—2.5%
Unibail-Rodamco SE	10,698	2,943

Norway—0.6%
Entra ASA(4)	68,000	641
Norwegian Property ASA(2)	112,875	118

		759

Singapore—1.4%
CapitaLand Mall Trust	319,450	495
CapitaLand Retail China Trust	237,331	254
Global Logistic Properties Ltd.	649,500	928

		1,677

Spain—0.7%
Axiare Patrimonio SOCIMI SA	58,689	873

Sweden—0.6%
Castellum AB	47,840	761

United Kingdom—6.7%
Big Yellow Group plc	56,428	628
British Land Co. plc	106,500	1,071
Derwent London plc	17,210	779
Great Portland Estates plc	37,276	390
Hammerson plc	153,420	1,275
Land Securities Group plc	83,131	1,315
Safestore Holdings plc	128,657	620
SEGRO plc	108,990	642
Unite Group plc (The)	135,000	1,234

		7,954

United States—61.0%
American Campus Communities, Inc.	19,538	920
American Homes 4 Rent Class A	69,000	1,097
AvalonBay Communities, Inc.	18,865	3,588
Boston Properties, Inc.	18,478	2,348
Brixmor Property Group, Inc.	49,533	1,269
Camden Property Trust	12,506	1,052
Coresite Realty Corp.	16,200	1,134
Cousins Properties, Inc.	98,500	1,022
CubeSmart	38,850	1,294
DCT Industrial Trust, Inc.	66,198	2,613
Digital Realty Trust, Inc.	23,300	2,062
Douglas Emmett, Inc.	63,695	1,918
Duke Realty Corp.	57,700	1,301
Equity Lifestyle Properties, Inc.	13,546	985
Equity Residential	48,715	3,655
Essex Property Trust, Inc.	17,404	4,070
Extra Space Storage, Inc.	21,795	2,037
Federal Realty Investment Trust	14,550	2,271
General Growth Properties, Inc.	60,819	1,808
Healthcare Trust of America, Inc.	38,900	1,144
Highwoods Properties, Inc.	39,860	1,906
Host Hotels & Resorts, Inc.	105,958	1,770

	SHARES	VALUE
United States—continued
Kilroy Realty Corp.	45,075	$2,789
LaSalle Hotel Properties	29,015	734
Liberty Property Trust	31,567	1,056
Macerich Co. (The)	2,373	188
Paramount Group, Inc.	102,340	1,632
Pebblebrook Hotel Trust	42,009	1,221
Prologis, Inc.	60,248	2,662
Public Storage	12,309	3,395
Regency Centers Corp.	24,300	1,819
RLJ Lodging Trust	51,350	1,175
Simon Property Group, Inc.	34,331	7,130
SL Green Realty Corp.	6,486	628
Store Capital Corp.	54,872	1,420
Tanger Factory Outlet Centers	54,350	1,978
Ventas, Inc.	29,672	1,868
Welltower, Inc.	17,219	1,194

		72,153
TOTAL COMMON STOCKS (Identified Cost $99,178)		113,465
TOTAL LONG TERM INVESTMENTS—95.9%
(Identified Cost $99,178)		113,465

SHORT-TERM INVESTMENTS—1.6%

Money Market Mutual Fund—1.6%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.390%)(6)	1,935,716	1,936
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,936)		1,936
TOTAL INVESTMENTS—97.5% (Identified Cost $101,114)		115,401	(1)
Other assets and liabilities, net—2.5%		2,990

NET ASSETS—100.0%		$118,391

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $1,298 or 1.1% of net assets.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.
(6)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

17

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings†
United States	64%
United Kingdom	7
Japan	6
Australia	4
Germany	4
Canada	3
Netherlands	3
Other	9
Total	100%
† % of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$113,465	$113,465	$0	*
Short-Term Investments	1,936	1,936	—

Total Investments	$115,401	$115,401	$0	*

*	Includes internally fair valued security currently priced at zero ($0).

There are no Level 2 (significant observable inputs) priced securities.

Securities held by the Fund with an end of period value of $14,940 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 2A in the Notes to Financial Statements for more information.)

See Notes to Financial Statements

18

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.8%

Consumer Discretionary—13.0%
Barrat Developments plc (United Kingdom)	68,373	$550
Domino’s Pizza Group plc (United Kingdom)	25,800	374
Hermes International SA (France)	1,855	653
Paddy Power plc (Ireland)	4,476	625
Persimmon plc (United Kingdom)	18,843	564
Priceline Group, Inc. (The) (United States)(2)	901	1,161

		3,927

Consumer Staples—38.4%
Anheuser-Busch InBev N.V. (Belgium)	2,700	336
British American Tobacco plc (United Kingdom)	31,186	1,832
Chocoladefabrike Lindt & Spruengli AG (Switzerland)	51	316
Diageo plc (United Kingdom)	11,877	321
Heineken N.V. (Netherlands)	6,606	599
Imperial Tobacco Group plc (United Kingdom)	16,667	925
L’Oreal SA (France)	2,643	474
Nestle S.A. Registered Shares (Switzerland)	18,025	1,347
Pernod-Ricard SA (France)	3,130	349
Philip Morris International, Inc. (United States)	14,907	1,462
Reckitt Benckiser Group plc (United Kingdom)	15,451	1,493
SABMiller plc (United Kingdom)	15,075	921
Unilever N.V. CVA (Netherlands)	26,654	1,195

		11,570

Financials—6.8%
ABN AMRO Group NV (Netherlands)(2)(3)	11,111	228
Lloyds Banking Group plc (United Kingdom)	635,523	621
Reinet Investments SCA (Luxembourg)	9,081	179
Svenska Handelsbanken AB Class A (Sweden)	24,046	306
UBS Group AG (Switzerland)	43,334	698

		2,032

Health Care—16.9%
Bayer AG Registered Shares (Germany)	5,671	667
Coloplast A/S Class B (Denmark)	3,626	275
Essilor International SA (France)	5,606	692
Fresenius Medical Care AG & Co. KGaA (Germany)	5,154	457
Grifols SA (Spain)	25,523	568
Novartis AG Registered Shares (Switzerland)	2,973	216
Novo Nordisk A/S Class B (Denmark)	9,920	538
Novozymes A/S Class B (Denmark)	5,335	240

	SHARES	VALUE
Health Care—continued
Roche Holding AG (Switzerland)	5,900	$1,452

		5,105

Industrials—5.9%
Aena SA (Spain)(2)(3)	3,744	483
Aeroports de Paris (France)	1,603	198
Bureau Veritas SA (France)	17,446	389
DKSH Holding AG (Switzerland)	4,258	291
Flughafen Zuerich AG (Switzerland)	478	428

		1,789

Information Technology—6.4%
Accenture plc Class A (United States)	6,932	800
SAP SE (Germany)	13,737	1,111

		1,911

Materials—5.4%
Air Liquide SA (France)	6,375	717
HeidelbergCement AG (Germany)	3,697	317
Randgold Resources Ltd. (Jersey)	3,583	328
Randgold Resources Ltd. ADR (Jersey)	2,890	262

		1,624

Retail REIT—1.0%
Unibail-Rodamco SE (Netherlands)	1,099	302
TOTAL COMMON STOCKS (Identified Cost $24,528)		28,260
TOTAL LONG TERM INVESTMENTS—93.8%
(Identified Cost $24,528)		28,260

SHORT-TERM INVESTMENT—2.1%

Money Market Mutual Fund—2.1%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.390%)(4)	621,291	621
TOTAL SHORT-TERM INVESTMENT (Identified Cost $621)		621
TOTAL INVESTMENTS—95.9% (Identified Cost $25,149)		28,881	(1)
Other assets and liabilities, net—4.1%		1,248

NET ASSETS—100.0%		$30,129

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $711 or 2.4% of net assets.
(4)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

Country Weightings†
United Kingdom	26%
Switzerland	16
United States	14
France	12
Germany	9
Netherlands	8
Denmark	4
Other	11
Total	100%
† % of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$28,260	$28,260
Short-Term Investments	621	621

Total Investments	$28,881	$28,881

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

19

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—85.7%

Consumer Discretionary—15.6%
Bridgestone Corp. (Japan)	4,940	$185
Ctrip.Com International Ltd. ADR (China)(2)	2,900	128
Fuji Heavy Industries Ltd. (Japan)	4,510	159
RELX plc (United Kingdom)	9,840	183
Sony Corp. Sponsored ADR (Japan)	5,600	144
WPP plc (United Kingdom)	8,360	196

		995

Consumer Staples—8.9%
British American Tobacco plc (United Kingdom)	3,070	180
Heineken N.V. (Netherlands)	2,040	185
Marine Harvest ASA Sponsored ADR (Norway)(3)	13,020	200

		565

Energy—4.2%
Cameco Corp. (Canada)	10,600	136
Statoil ASA (Norway)	8,190	129

		265

Financials—7.9%
Intesa Sanpaolo SpA (Italy)	56,563	157
Mitsubishi Estate Co., Ltd. (Japan)	8,240	153
ORIX Corp. (Japan)	13,570	193

		503

Health Care—10.4%
Allergan plc (Ireland)(2)	1,090	292
Shire plc ADR (United Kingdom)(3)	980	169
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2,940	157
Valeant Pharmaceuticals International, Inc. (Canada)(2)	1,650	43

		661

Industrials—5.5%
Airbus Group SE (United States)	2,710	180
Nidec Corp. (Japan)	2,500	171

		351

	SHARES	VALUE
Information Technology—10.2%
Broadcom Ltd. (Singapore)	1,140	$176
NXP Semiconductors NV (Netherlands)(2)	1,910	155
SAP SE Sponsored ADR (Germany)(3)	2,310	186
Tencent Holdings Ltd. (Cayman Islands)	6,700	137

		654

Materials—7.4%
Agnico Eagle Mines Ltd. (Canada)	5,190	188
Nitto Denko Corp. (Japan)	1,710	95
Randgold Resources Ltd. (Jersey)	2,050	187

		470

Telecommunication Services—11.0%
KDDI Corp. (Japan)	7,400	198
Nippon Telegraph & Telephone Corp. ADR (Japan)	3,640	157
Spark New Zealand Ltd. (New Zealand)	70,321	177
Vodafone Group plc Sponsored ADR (United Kingdom)	5,270	169

		701

Utilities—4.6%
National Grid plc (United Kingdom)	8,910	126
Veolia Environnement SA (France)	7,030	170

		296
TOTAL COMMON STOCKS (Identified Cost $5,178)		5,461
TOTAL LONG TERM INVESTMENTS—85.7%
(Identified Cost $5,178)		5,461

SHORT-TERM INVESTMENTS—8.0%

Money Market Mutual Fund—8.0%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.390%)(5)	510,802	511
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $511)		511

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—5.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.450%)(4)(5)	327,487	$327
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $327)		327
TOTAL INVESTMENTS—98.8% (Identified Cost $6,016)		6,299	(1)
Other assets and liabilities, net—1.2%		77

NET ASSETS—100.0%		$6,376

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

Country Weightings†
Japan	23%
United Kingdom	16
United States	16
Canada	6
Netherlands	5
Norway	5
Ireland	5
Other	24
Total	100%
† % of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$5,461	$5,461
Securities Lending Collateral	327	327
Short-Term Investments	511	511

Total Investments	$6,299	$6,299

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $1,332 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 2A in the Notes to Financial Statements for more information.)

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

20

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.4%

Australia—10.8%
Dexus Property Group	120,018	$731
GPT Group	118,000	452
GPT Group (The) – In Specie(2)(3)(4)	588,920	—
Scentre Group	396,171	1,348
Westfield Corp.	183,973	1,409

		3,940

Canada—7.4%
Allied Properties Real Estate Investment Trust	27,265	734
Canadian Real Estate Investment Trust	16,495	572
First Capital Realty, Inc.	17,605	280
RioCan Real Estate Investment Trust	53,850	1,103

		2,689

Finland—2.0%
Citycon OYJ	295,691	746

France—5.9%
Fonciere Des Regions	960	91
Klepierre	27,856	1,334
Mercialys SA	31,700	736

		2,161

Germany—11.0%
ADO Properties SA(5)	16,022	549
Deutsche Annington Immobilien SE	56,245	2,024
Deutsche Wohnen AG	22,500	700
LEG Immobilien AG	8,061	760

		4,033

Hong Kong—5.4%
Hysan Development Co. Ltd.	107,000	456
Link REIT (The)	256,441	1,520

		1,976

Italy—0.5%
Beni Stabili SpA	248,164	186

Japan—16.9%
GLP J-REIT	605	690
Hulic Co., Ltd.	89,500	856
Industrial & Infrastructure Fund Investment Corp.	125	581
Invincible Investment Corp.	375	281
Japan Real Estate Investment Corp.	132	762
Japan Rental Housing Investments, Inc.	331	244
Kenedix Office Investment Corp.	120	689
Kenedix Retail Reit Corp.	86	209
Lasalle Logiport Reit(2)	450	435
Nippon Building Fund, Inc.	135	800

	SHARES	VALUE
Japan—continued
Nippon Prologis REIT, Inc.	274	$613

		6,160

Mexico—2.3%
PLA Administradora Industrial S de Rl de CV	97,852	182
Prologis Property Mexico SA de CV	409,200	650

		832

Netherlands—6.5%
Unibail-Rodamco SE	8,660	2,383

Norway—1.8%
Entra ASA(5)	51,000	481
Norwegian Property ASA(2)	172,000	179

		660

Singapore—4.5%
CapitaLand Mall Trust	251,650	390
CapitaLand Retail China Trust	164,868	177
Global Logistic Properties Ltd.	742,000	1,060

		1,627

Spain—2.0%
Axiare Patrimonio SOCIMI SA	48,258	718

Sweden—1.7%
Castellum AB	38,366	610

United Kingdom—19.7%
Big Yellow Group plc	50,688	564
British Land Co. plc	93,705	943
Derwent London plc	15,946	722
Great Portland Estates plc	34,618	362
Hammerson plc	136,909	1,137
Land Securities Group plc	75,185	1,189
Safestore Holdings plc	113,376	547
SEGRO plc	101,057	595
Unite Group plc (The)	123,900	1,133

		7,192
TOTAL COMMON STOCKS (Identified Cost $26,660)		35,913
TOTAL LONG TERM INVESTMENTS—98.4%
(Identified Cost $26,660)		35,913
TOTAL INVESTMENTS—98.4% (Identified Cost $26,660)		35,913	(1)
Other assets and liabilities, net—1.6%		591

NET ASSETS—100.0%		$36,504

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $1,030 or 2.8% of net assets.

Country Weightings†
United Kingdom	20%
Japan	17
Australia	11
Germany	11
Canada	8
Netherlands	7
France	6
Other	20
Total	100%
† % of total investments as of March 31, 2016

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

21

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$35,913	$35,913	$0	*

Total Investments	$35,913	$35,913	$0	*

*	Includes internally fair valued security currently priced at zero ($0).

There are no Level 2 (significant observable inputs) priced securities.

Securities held by the Fund with an end of period value of $12,987 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 2A in the Notes to Financial Statements for more information.)

See Notes to Financial Statements

22

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—94.6%

Consumer Discretionary—8.6%
Goldlion Holdings Ltd. (Hong Kong)	2,990,600	$1,141
Pico Far East Holdings Ltd. (Hong Kong)	4,217,668	1,126
REA Group Ltd. (Australia)	24,780	1,026

		3,293

Consumer Staples—10.9%
Guinness Anchor Bhd (Malaysia)	479,000	1,721
Oldtown Bhd (Malaysia)	1,797,550	682
Premier Marketing PCL (Thailand)	4,415,029	1,249
Wawel SA (Poland)	1,900	509

		4,161

Energy—4.0%
Pason Systems, Inc. (Canada)	47,500	604
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	15,378	936

		1,540

Financials—18.3%
ARA Asset Management Ltd. (Singapore)	1,691,716	1,469
Austbrokers Holdings Ltd. (Australia)	98,374	618
Euler Hermes SA (France)	13,000	1,178
Euroz Ltd. (Australia)	2,316,146	1,296
Financiere Marc de Lacharriere (France)	3,411	379
Korea Ratings Corp. (South Korea)	28,868	1,080
LSL Property Services plc (United Kingdom)	229,751	949

		6,969

	SHARES	VALUE

Health Care—5.5%
Haw Par Corp. Ltd. (Singapore)	71,719	$446
Software Service, Inc. (Japan)	11,753	447
WIN-Partners Co. Ltd. (Japan)	90,710	1,194

		2,087

Industrials—14.4%
AIT Corp. (Japan)	142,000	1,181
Belimo Holding AG (Switzerland)	100	271
Expeditors International of Washington, Inc. (United States)	16,000	781
Rotork plc (United Kingdom)	427,393	1,122
Tegma Gestao Logistica (Brazil)	1,059,560	1,326
WABCO Holdings, Inc. (United States)(2)	7,750	829

		5,510

Information Technology—23.8%
Alten SA (France)	11,000	675
Autohome, Inc. ADR (China)(2)	62,200	1,738
Bouvet ASA (Norway)	132,945	1,767
carsales.com Ltd. (Australia)	41,467	374
Computer Modelling Group Ltd. (Canada)	76,500	597
Lumax International Corp., Ltd. (Taiwan)	1,464,159	2,102
MercadoLibre, Inc. (United States)	1,900	224
Pro-Ship, Inc. (Japan)	59,300	1,049
Rightmove plc (United Kingdom)	3,100	187
Societe Pour L’informatique Industrielle (France)	31,770	356

		9,069

Materials—9.1%
Kansai Paint Co. Ltd. (Japan)	27,000	434
KPX Chemical Co. Ltd. (South Korea)	27,394	1,277

	SHARES	VALUE

Materials—continued
Transpaco Ltd. (South Africa)	910,699	$1,480
Victrex plc (United Kingdom)	11,800	279

		3,470
TOTAL COMMON STOCKS (Identified Cost $40,771)		36,099
TOTAL LONG TERM INVESTMENTS—94.6%
(Identified Cost $40,771)		36,099
TOTAL INVESTMENTS—94.6% (Identified Cost $40,771)		36,099	(1)
Other assets and liabilities, net—5.4%		2,059

NET ASSETS—100.0%		$38,158

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
Japan	12%
Australia	9
France	7
Malaysia	7
South Korea	7
United Kingdom	7
Hong Kong	6
Other	45
Total	100%
† % of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$36,099	$36,099

Total Investments	$36,099	$36,099

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $16,928 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 2A in the Notes to Financial Statements for more information.)

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

23

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.4%

Consumer Discretionary—29.6%
Altice NV Class A(2)	1,802	$32
Autogrill S.p.A(2)	911	8
Autoneum Holding AG	80	21
Axel Springer SE	540	29
Bayerische Motoren Werke AG	321	29
Benesse Holdings, Inc.	1,220	35
Brembo S.p.A	152	8
Brunello Cucinelli S.p.A	404	8
Carnival plc	800	43
Chow Tai Fook Jewellery Group Ltd.	9,600	6
Christian Dior SA	81	15
Compagnie Financiere Richemont SA Registered Shares	314	21
Continental AG	133	30
Crown Resorts Ltd.	2,232	21
CTS Eventim AG & Co. KGaA	833	30
Daily Mail & General Trust plc	4,065	41
De’ Longhi	323	7
Dixons Carphone plc	6,413	39
Domino’s Pizza Enterprises Ltd.	463	20
Don Quijote Holdings Co., Ltd.	1,070	37
Dufry AG(2)	165	20
Fast Retailing Co., Ltd.	119	38
Fielmann AG	395	30
Forbo Holding AG Registered Shares	17	21
Galaxy Entertainment Group Ltd.	1,640	6
Genting Singapore plc	12,100	7
Geox SPA(2)	2,316	7
Global Brands Group Holding Ltd.(2)	50,000	6
Harvey Norman Holdings Ltd.	5,706	21
Hennes & Mauritz AB Class B	297	10
Hermes International SA	41	14
Hikari Tsushin, Inc.	500	38
Inditex SA	440	15
Jardine Cycle & Carriage Ltd.	248	7
JCDecaux SA	332	14
Kering	80	14
L’Occitane International SA	7,750	14
Li & Fung Ltd.	10,700	6
Luxottica Group S.p.A	138	8
LVMH Moet Hennessy Louis Vuitton SA	85	15
M6-Metropole Television SA	788	14
Man Wah Holdings Ltd.	5,200	7
Mediaset S.p.A.	1,781	7
Mekonomen AB	402	10
Melco Crown Entertainment Ltd. ADR	356	6
Melco International Development Ltd.	4,600	6
Melia Hotels International SA	1,258	15
Merlin Entertainment plc(3)	6,130	41
MGM China Holdings Ltd.	4,400	7
Moncler SPA	465	8
Nitori Co., Ltd.	450	41
Numericable-SFR	348	15
Ocado Group plc(2)	9,335	39
Osim International Ltd.	7,300	7
Plastic Omnium SA	435	15
Prada S.p.A	2,200	8
Premier Investments Ltd.	1,632	21

	SHARES	VALUE
Consumer Discretionary—continued
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	534	$4
Publicis Groupe SA	207	14
Rakuten, Inc.	4,000	39
Royal Caribbean Cruises Ltd.	70	6
Salvatore Ferragamo S.p.A	306	8
Sands China Ltd.	1,550	6
Sankyo Co., Ltd.	980	36
Sega Sammy Holdings, Inc.	3,300	36
Seven West Media Ltd.	25,487	20
Shangri-La Asia Ltd.	5,500	6
Shimanura Co., Ltd.	325	41
SJM Holdings Ltd.	8,500	6
Societe Television Francaise 1	1,110	14
Sodexo	135	15
Sports Direct International plc(2)	7,294	40
Start Today Co., Ltd.	960	39
Steinhoff International Holdings NV	4,667	31
Swatch Group AG (The)	59	20
Techtronics Industries Co., Ltd.	1,500	6
Tod’s S.p.A	101	7
Universal Entertainment Corp.	2,270	38
Vivendi	657	14
Wynn Macau Ltd.	4,400	7
Yue Yuen Industrial Holdings Ltd.	1,650	6

		1,517

Consumer Staples—11.6%
AAK AB	126	10
Anheuser-Busch InBev N.V.	426	53
Associated British Foods plc	806	39
Axfood AB	539	10
Barry Callebaut AG	19	21
Beiersdorf AG	322	29
Carrefour SA	531	15
Casino Guichard Perrachon SA	253	14
Davide Campari-Milano S.p.A	775	8
First Resources Ltd.	5,100	8
Golden Agri-Resources Ltd.	23,200	7
Heineken Holding NV	446	35
Henkel AG & KGaA	308	30
Jeronimo Martins SPGS SA	227	4
L’Oreal SA	82	15
Marine Harvest ASA	342	5
MARR SpA	381	8
Metro AG	1,035	32
Orkla ASA	603	5
Pernod-Ricard SA	125	14
Pola Orbis Holdings, Inc.	465	38
Rallye SA	826	14
Remy Cointreau SA	199	15
Sonae SGPS SA	3,106	4
Sugi Holdings Co., Ltd.	720	38
Sundrug Co., Ltd.	515	38
Suntory Beverage & Food Ltd	890	40
Unicharm Corp.	1,700	37
Wilmar International Ltd.	3,100	8

		594

Diversified REIT—0.3%
Fonciere Des Regions	154	15

	SHARES	VALUE
Energy—3.5%
Akastor ASA(2)	5,828	$6
Aker Solutions ASA(2)	1,656	5
Avance Gas Holding Ltd.(3)	676	5
Brightoil Petroleum Holdings Ltd.	24,000	7
BW LPG Ltd(3)	831	5
Delek Group Ltd.	37	6
Det Norske Oljeselskap ASA(2)	712	5
Galp Energia SGPS SA	302	4
Genel Energy plc(2)	30,563	38
Petrofac Ltd.	2,965	39
Saras S.p.A(2)	4,749	8
Seadrill Ltd. (2)(4)	1,490	5
Ship Finance International Ltd.	391	5
Tecnicas Reunidas SA	514	15
Tenaris S.A. ADR	310	8
Transocean Ltd.(4)	2,023	19

		180

Financials—14.0%
Abacus Property Group	8,861	20
ACOM Co. Ltd.(2)	7,800	39
Admiral Group plc	1,432	41
Ashmore Group plc	9,379	39
Assicurazioni Generali S.p.A	506	8
Banca Mediolanum SPA	950	8
Banco Santander SA	3,171	14
Bank Hapoalim BM	1,239	6
Bank of East Asia Ltd.	1,600	6
Bankinter SA	2,052	15
Champion	11,800	6
Cheung Kong Property Holdings Ltd.	950	6
China LNG Group Ltd.	168,000	6
City Developments Ltd.	1,300	8
Emperor International Group Ltd.	72,000	6
First Pacific Co., Ltd.	8,300	6
Fortune	6,000	6
Goldin Financial Holdings Ltd.(2)	5,800	6
Groupe Bruxelles Lambert SA	633	52
Hang Lung Group Ltd.	2,150	6
Hang Lung Properties Ltd.	3,200	6
Hargreaves Lansdown plc	2,113	41
Henderson Land Development Co., Ltd.	1,010	6
Hongkong Land Holdings Ltd.	1,200	7
Hufvudstaden AB A Shares	627	10
Hysan Development Co. Ltd.	1,450	6
Industrivarden AB A Shares	527	10
Inmobiliaria Colonial SA(2)	20,345	15
Intu Properties plc	8,723	39
Kerry Properties Ltd.	2,150	6
Kingston Financial Group Ltd.(2)	13,000	6
Lundbergforetagen AB Class B	184	10
Matsui Securities Co., Ltd.	4,200	36
New World Development Co., Ltd.	6,000	6
Oversea-Chinese Banking Corp.	1,100	7
Pargesa Holding SA	317	20
Partners Group Holding AG	49	20
Platinum Asset Management Ltd.	4,098	20
Reinet Investments SCA	18,683	40
Schroders plc	1,015	39
Sino Land Co., Ltd.	4,000	6
Sun Hung Kai Properties Ltd.	475	6

See Notes to Financial Statements

24

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—continued
Svenska Handelsbanken AB Class A	745	$10
United Overseas Bank Ltd.	535	8
United Overseas Land Ltd.	1,670	7
Wendel	136	15
Wharf Holdings Ltd. (The)	1,120	6
Wheelock & Co., Ltd.	1,405	6

		718

Health Care—4.3%
BioMerieux	127	15
Cyberdyne Inc.(2)	2,100	40
DiaSorin S.p.A	149	9
Eurofins Scientific SE	41	15
Galenica AG Registered Shares	14	21
Getinge AB B Shares	428	10
Ipsen SA	263	15
Meda AB A Shares	533	10
Roche Holding AG	83	21
Straumann Holding AG	61	21
Taisho Pharmaceutical Holdings Co., Ltd.	470	37
Taro Pharmaceutical Industries Ltd. (2)	45	6

		220

Industrials—13.5%
Abertis Infraestructuras SA	918	15
Actividades de Construccion y Servicios SA	501	15
Adecco SA Registered Shares	320	21
Alfa Laval AB	593	10
Alstom SA(2)	538	14
ANDRITZ AG	484	26
Assa Abloy AB B Shares	502	10
Bollore SA	3,391	13
Bouygues SA	346	14
Cargotec Oyj B Shares	825	27
Cheung Kong Infrastructure Holdings Ltd.	650	6
CK Hutchison Holdings Ltd.	450	6
Dassault Aviation SA	12	14
easyJet plc	1,839	40
Ferrovial SA	700	15
Fomento de Construcciones y Contratas SA(2)	1,739	15
Indutrade AB	161	10
Jardine Matheson Holdings Ltd.	133	8
Jardine Strategic Holdings Ltd.	246	7
Kone Oyj Class B	598	29
Kuehne & Nagel International AG	145	21
Nidec Corp.	525	36
Noble Group Ltd.(2)	20,700	7
Nordex SE(2)	1,113	30
NWS Holdings Ltd.	4,000	6
Obrascon Huarte Lain SA	2,300	15
OC Oerlikon Corp. AG Registered Shares	1,975	20
Orient Overseas International Ltd.	1,550	6
Prosegur Cia de Seguridad SA	2,699	15
Regus plc	9,257	42
Rieter Holding AG	101	22
Ryanair Holdings plc-SP ADR	474	41
Salini Impregilo S.p.A	1,858	8

	SHARES	VALUE
Industrials—continued
Securitas AB Class B	613	$10
Seven Group Holdings Ltd.	4,489	19
SGL Carbon SE(2)	2,729	28
SGS SA Registered Shares	10	21
Skanska AB Class B	436	10
Sulzer AG	205	20

		692

Information Technology—11.3%
Check Point Software Technologies Ltd. (2)	79	7
COLOPL, Inc.	1,800	38
Dassault Systemes	181	14
Gree, Inc.	7,200	39
GungHo Online Entertainment ,Inc.	14,200	40
Hexagon AB B Shares	266	10
Keyence Corp.	71	39
Konami Corp.	1,400	41
Lenovo Group Ltd.	7,400	6
Mixi, Inc.	1,030	38
Nexon Co., Ltd.	2,265	39
Obic Business Consultants Co., Ltd.	860	37
Obic Co., Ltd.	730	39
Otsuka Corp.	749	39
Renishaw plc	1,363	36
SAP SE	367	30
Silverlake Axis Ltd.	16,400	8
Tower Semiconductor Ltd.(2)	535	7
United Internet AG Registered Shares	599	30
VTech Holdings Ltd.	500	6
Yahoo Japan Corp.	8,900	38

		581

Materials—7.1%
APERAM SA	915	35
ArcelorMittal(2)	7,925	36
EMS-Chemie Holding AG	40	21
Evolution Mining Ltd	15,788	18
Fortescue Metals Group Ltd.	9,731	19
Frutarom Industries Ltd.	127	7
Glencore International plc	17,303	39
HeidelbergCement AG	350	30
Hexpol AB	916	10
Holcim Ltd. Registered Shares	457	21
Holmen AB B Shares	311	10
Imerys SA	211	15
Israel Corp. Ltd. (The)	37	6
OCI NV(2)	1,674	33
Pact Group Holdings Ltd.	5,428	21
Vicat	224	15
Wacker Chemie AG	343	30

		366

Retail REITs—0.8%
Scentre Group	6,166	21
Westfield Corp.	2,703	21

		42

Telecommunication Services—2.5%
HKT Trust & HKT Ltd.	4,300	6
Iliad SA	54	14

	SHARES	VALUE
Telecommunication Services—continued
PCCW Ltd.	9,500	$6
Smartone Telecommunications Holdings Ltd.	3,700	6
Softbank Corp.	756	36
Talktalk Telecom Group plc(4)	11,139	38
TPG Telecom Ltd.	2,413	21

		127

Utilities—0.9%
CLP Holdings Ltd.	700	6
Engie SA	926	14
Hong Kong & China Gas Co., Ltd.	3,350	6
Kenon Holdings Ltd.(2)	830	7
Rubis SCA	179	15

		48
TOTAL COMMON STOCKS (Identified Cost $5,144)		5,100
TOTAL LONG TERM INVESTMENTS—99.4%
(Identified Cost $5,144)		5,100

SECURITIES LENDING COLLATERAL—1.2%
INVESCO Trust Short -Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.450%)(5)(6)	60,470	60
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $60)		60
TOTAL INVESTMENTS—100.6% (Identified Cost $5,204)		5,160	(1)
Other assets and liabilities, net—(0.6)%		(32)

NET ASSETS—100.0%		$5,128

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $51 or 1.0% of net assets.
(4)	All or a portion of security is on loan.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

25

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings†
Japan	24%
United Kingdom	16
France	10
Germany	9
Switzerland	8
Australia	5
Hong Kong	5
Other	23
Total	100%
† % of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$5,100	$5,100
Securities Lending Collateral	60	60

Total Investments	$5,160	$5,160

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $1,681 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities. (See Note 2A in the Notes to Financial Statements for more information.)

See Notes to Financial Statements

26

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2016 (Unaudited)

($ reported in thousands except shares and per share amounts)

	Emerging Markets Debt Fund		Emerging Markets Equity Income Fund		Emerging Markets Small-Cap Fund

Assets
Investment in unaffiliated securities at value(1)	$26,838		$30,760		$4,357
Investment in affiliated funds at value(4)	143		—		—
Foreign currency at value(2)	—	(3)	177		—
Cash	752		—		105
Receivables
Investment securities sold	383		65		—
Receivable from adviser	—		—		5
Dividends and interest receivable	417		130		27
Tax reclaims	1		—	(3)	—
Prepaid trustee retainer	1		—	(3)	—
Prepaid expenses	18		17		18

Total assets	28,553		31,149		4,512

Liabilities
Cash overdraft	—		220		—
Payables
Fund shares repurchased	1		3		—
Foreign capital gain taxes payable
Investment securities purchased	950		—		—
Investment advisory fees	13		15		—
Distribution and service fees	—	(3)	1		— (3)
Administration fees	3		3		1
Transfer agent fees and expenses	2		12		1
Professional fees	22		11		15
Other accrued expenses	—	(3)	16		2

Total liabilities	991		281		19

Net Assets	$27,562		$30,868		$4,493

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$31,753		$44,119		$5,542
Accumulated undistributed net investment income (loss)	31		56		25
Accumulated undistributed net realized gain (loss)	(2,550)		(13,409)		(442)
Net unrealized appreciation (depreciation) on investments	(1,672)		102		(632)

Net Assets	$27,562		$30,868		$4,493

Class A
Net asset value (net assets/shares outstanding) per share	$8.75		$8.34		$8.18
Maximum offering price per share NAV/(1–3.75%)	$9.09		$—		$—
Maximum offering price per share NAV/(1–5.75%)	$—		$8.85		$8.68
Shares of beneficial interest outstanding, no par value, unlimited authorization	79,486		133,355		37,406
Net Assets	$696		$1,112		$306
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$8.74		$8.29		$8.23
Shares of beneficial interest outstanding, no par value, unlimited authorization	46,997		75,355		13,013
Net Assets	$411		$625		$107
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$8.74		$8.36		$8.19
Shares of beneficial interest outstanding, no par value, unlimited authorization	3,025,887		3,483,749		498,214
Net Assets	$26,455		$29,131		$4,080

(1) Investment in unaffiliated securities at cost	$28,505		$30,662		$4,989
(2) Foreign currency at cost	$—	(3)	$176		$—
(3) Amount is less than $500.
(4) Investment in affiliated funds at cost	$149		$—		$—

See Notes to Financial Statements

27

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands except shares and per share amounts)

	Global Infrastructure Fund		Global Opportunities Fund

Assets
Investment in securities at value(1)	$118,225		$160,972
Cash	3,740		2,376
Receivables
Fund shares sold	139		382
Dividends and interest receivable	170		520
Tax reclaims	79		154
Prepaid expenses	31		34

Total assets	122,384		164,438

Liabilities
Payables
Fund shares repurchased	324		229
Investment advisory fees	66		115
Distribution and service fees	38		37
Administration fees	12		16
Transfer agent fees and expenses	36		34
Trustees’ fees and expenses	—		1
Professional fees	15		24
Other accrued expenses	—	(2)	4

Total liabilities	491		460

Net Assets	$121,893		$163,978

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$117,047		$129,945
Accumulated undistributed net investment income (loss)	(17)		306
Accumulated undistributed net realized gain (loss)	3,093		(332)
Net unrealized appreciation (depreciation) on investments	1,770		34,059

Net Assets	$121,893		$163,978

Class A
Net asset value (net assets/shares outstanding) per share	$13.50		$13.01
Maximum offering price per share NAV/(1–5.75%)	$14.32		$13.80
Shares of beneficial interest outstanding, no par value, unlimited authorization	3,945,988		7,420,583
Net Assets	$53,286		$96,578
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—		$11.45
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		33,458
Net Assets	$—		$383
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$13.45		$11.38
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,363,512		1,851,158
Net Assets	$31,796		$21,066
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$13.51		$13.00
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,723,955		3,535,070
Net Assets	$36,811		$45,951

(1) Investment in securities at cost	$116,448		$126,907
(2) Amount is less than $500.

See Notes to Financial Statements

28

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands except shares and per share amounts)

	Global Real Estate Securities Fund	Greater European Opportunities Fund	International Equity Fund

Assets
Investment in securities at value(1)(2)	$115,401	$28,881	$6,299
Cash	2,000	750	350
Receivables
Investment securities sold	407	—	—
Fund shares sold	3,013	411	15
Receivable from adviser	—	—	3
Dividends and interest receivable	422	103	18
Tax reclaims	11	54	26
Prepaid expenses	50	27	19

Total assets	121,304	30,226	6,730

Liabilities
Collateral on securities loaned	—	—	327
Payables
Fund shares repurchased	128	46	5
Investment securities purchased	2,661	—	—
Investment advisory fees	63	13	—
Distribution and service fees	17	4	1
Administration fees	11	3	1
Transfer agent fees and expenses	20	11	1
Professional fees	13	18	19
Other accrued expenses	—	2	—

Total liabilities	2,913	97	354

Net Assets	$118,391	$30,129	$6,376

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$104,700	$26,694	$7,324
Accumulated undistributed net investment income (loss)	323	53	(44)
Accumulated undistributed net realized gain (loss)	(918)	(349)	(1,186)
Net unrealized appreciation (depreciation) on investments	14,286	3,731	282

Net Assets	$118,391	$30,129	$6,376

Class A
Net asset value (net assets/shares outstanding) per share	$27.91	$15.96	$9.69
Maximum offering price per share NAV/(1–5.75%)	$29.61	$16.93	$10.28
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,661,954	930,638	163,513
Net Assets	$46,393	$14,853	$1,585
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$27.48	$15.74	$9.49
Shares of beneficial interest outstanding, no par value, unlimited authorization	375,646	111,935	139,217
Net Assets	$10,322	$1,762	$1,320
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$28.09	$16.00	$9.65
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,195,780	844,818	359,833
Net Assets	$61,676	$13,514	$3,471

(1) Investment in securities at cost	$101,114	$25,149	$6,016
(2) Market value of securities on loan	$—	$—	$320

See Notes to Financial Statements

29

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands except shares and per share amounts)

	International Real Estate Securities Fund	International Small-Cap Fund		International Wealth Masters Fund

Assets
Investment in securities at value(1)(3)	$35,913	$36,099		$5,160
Foreign currency at value(2)	—	—	(4)	—
Cash	409	379		25
Receivables
Investment securities sold	99	1,357		417
Fund shares sold	170	3		—
Receivable from adviser	—	—		11
Dividends and interest receivable	111	323		13
Tax reclaims	18	24		4
Prepaid expenses	20	23		8

Total assets	36,740	38,208		5,638

Liabilities
Collateral on securities loaned	—	—		60
Payables
Fund shares repurchased	91	—		—	(4)
Investment securities purchased	94	—		426
Investment advisory fees	18	22		—
Distribution and service fees	4	2		—	(4)
Administration fees	4	4		1
Transfer agent fees and expenses	9	6		—	(4)
Professional fees	16	16		8
Other accrued expenses	— (4)	—	(4)	15

Total liabilities	236	50		510

Net Assets	$36,504	$38,158		$5,128

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$38,745	$43,868		$5,219
Accumulated undistributed net investment income (loss)	(1,302)	205		4
Accumulated undistributed net realized gain (loss)	(10,191)	(1,243)		(51)
Net unrealized appreciation (depreciation) on investments	9,252	(4,672)		(44)

Net Assets	$36,504	$38,158		$5,128

Class A
Net asset value (net assets/shares outstanding) per share	$7.02	$11.45		$9.81
Maximum offering price per share NAV/(1–5.75%)	$7.45	$12.15		$10.41
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,539,936	146,478		12,393
Net Assets	$10,814	$1,677		$122
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$7.01	$11.34		$9.78
Shares of beneficial interest outstanding, no par value, unlimited authorization	311,453	123,127		12,286
Net Assets	$2,183	$1,397		$120
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$7.02	$11.48		$9.83
Shares of beneficial interest outstanding, no par value, unlimited authorization	3,347,759	3,048,553		497,182
Net Assets	$23,507	$34,986		$4,886
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$—	$11.48		$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	8,521		—
Net Assets	$—	$98		$—

(1) Investment in securities at cost	$26,660	$40,771		$5,144
(2) Foreign currency at cost	$—	$—	(4)	$—
(3) Market value of securities on loan	$—	$—		$58
(4) Amount is less than $500.

See Notes to Financial Statements

30

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	Emerging Markets Debt Fund	Emerging Markets Equity Income Fund	Emerging Markets Small-Cap Fund

Investment Income
Dividends	$2	$396	$77
Dividends from affiliated funds	3	—	—
Interest	844	—	—
Foreign taxes withheld	(1)	(43)	(5)

Total investment income	848	353	72

Expenses
Investment advisory fees	100	191	26
Service fees, Class A	1	1	—	(1)
Distribution and service fees, Class C	2	3	1
Administration fees	17	23	3
Transfer agent fees and expenses	7	26	2
Registration fees	22	25	29
Printing fees and expenses	1	2	—	(1)
Custodian fees	2	39	6
Professional fees	19	18	15
Trustees’ fees and expenses	1	1	—	(1)
Miscellaneous expenses	2	4	1

Total expenses	174	333	83
Less expenses reimbursed and/or waived by investment adviser	(24)	(57)	(48)
Earnings credit from custodian	(1)	— (1)	—	(1)

Net expenses	149	276	35

Net investment income (loss)	699	77	37

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	(609)	(5,474)	(381)
Net realized gain (loss) on foreign currency transactions	(7)	(5)	—	(1)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	1,221	5,960	605
Net change in unrealized appreciation (depreciation) on affiliated investments	(4)	—	—
Net change in unrealized appreciation (depreciation) on foreign currency translation	3	1	—	(1)

Net gain (loss) on investments	604	482	224

Net increase (decrease) in net assets resulting from operations	$1,303	$559	$261

(1) Amount is less than $500.

See Notes to Financial Statements

31

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	Global Infrastructure Fund	Global Opportunities Fund

Investment Income
Dividends	$2,273	$1,503
Security lending, net of fees	—	1
Foreign taxes withheld	(103)	(35)

Total investment income	2,170	1,469

Expenses
Investment advisory fees	427	654
Service fees, Class A	69	116
Distribution and service fees, Class B	—	2
Distribution and service fees, Class C	176	90
Administration fees	82	96
Transfer agent fees and expenses	98	102
Registration fees	45	35
Printing fees and expenses	10	9
Custodian fees	10	6
Professional fees	16	21
Trustees’ fees and expenses	5	4
Miscellaneous expenses	5	4

Total expenses	943	1,139
Earnings credit from custodian	(2)	(3)

Net expenses	941	1,136

Net investment income (loss)	1,229	333

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	4,322	1,533
Net realized gain (loss) on foreign currency transactions	(6)	5
Net change in unrealized appreciation (depreciation) on investments	3,120	6,610
Net change in unrealized appreciation (depreciation) on foreign currency translation	5	3
Net change in foreign taxes on unrealized capital gains	—	11

Net gain (loss) on investments	7,441	8,162

Net increase (decrease) in net assets resulting from operations	$8,670	$8,495

See Notes to Financial Statements

32

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	Global Real Estate Securities Fund	Greater European Opportunities Fund	International Equity Fund

Investment Income
Dividends	$1,877	$301	$55
Security lending, net of fees	—	— (1)	3
Foreign taxes withheld	(55)	(20)	(5)

Total investment income	1,822	281	53

Expenses
Investment advisory fees	388	105	31
Service fees, Class A	51	17	2
Distribution and service fees, Class C	46	8	8
Administration fees	57	16	5
Transfer agent fees and expenses	71	28	5
Registration fees	27	23	22
Printing fees and expenses	6	2	1
Custodian fees	11	4	4
Professional fees	16	16	18
Trustees’ fees and expenses	2	1	— (1)
Miscellaneous expenses	3	1	1

Total expenses	678	221	97
Less expenses reimbursed and/or waived by investment adviser	(57)	(47)	(42)
Earnings credit from custodian	(1)	(1)	— (1)

Net expenses	620	173	55

Net investment income (loss)	1,202	108	(2)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(144)	(158)	(220)
Net realized gain (loss) on foreign currency transactions	(1)	9	— (1)
Net change in unrealized appreciation (depreciation) on investments	8,051	1,382	186
Net change in unrealized appreciation (depreciation) on foreign currency translation	1	1	— (1)

Net gain (loss) on investments	7,907	1,234	(34)

Net increase (decrease) in net assets resulting from operations	$9,109	$1,342	$(36)

(1) Amount is less than $500.

See Notes to Financial Statements

33

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	International Real Estate Securities Fund	International Small-Cap Fund	International Wealth Masters Fund

Investment Income
Dividends	$587	$561	$43
Security lending, net of fees	—	—	3
Foreign taxes withheld	(55)	(33)	(5)

Total investment income	532	528	41

Expenses
Investment advisory fees	191	209	22
Service fees, Class A	15	2	—	(1)
Distribution and service fees, Class C	11	7	1
Administration fees	24	26	3
Transfer agent fees and expenses	30	33	1
Registration fees	24	35	40
Printing fees and expenses	4	3	—	(1)
Custodian fees	9	11	19
Professional fees	15	16	15
Trustees’ fees and expenses	1	1	—	(1)
Miscellaneous expenses	2	3	1

Total expenses	326	346	102
Less expenses reimbursed and/or waived by investment adviser	(62)	(54)	(70)
Earnings credit from custodian	— (1)	— (1)	—	(1)

Net expenses	264	292	32

Net investment income (loss)	268	236	9

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(42)	(1,207)	(46)
Net realized gain (loss) on foreign currency transactions	— (1)	(4)	(1)
Net change in unrealized appreciation (depreciation) on investments	1,954	4,321	336
Net change in unrealized appreciation (depreciation) on foreign currency translation	1	4	—	(1)

Net gain (loss) on investments	1,913	3,114	289

Net increase (decrease) in net assets resulting from operations	$2,181	$3,350	$298

(1) Amount is less than $500.

See Notes to Financial Statements

34

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Emerging Markets Debt Fund		Emerging Markets Equity Income Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$699	$1,469	$77	$1,466
Net realized gain (loss)	(616)	(1,824)	(5,479)	(7,612)
Net change in unrealized appreciation (depreciation)	1,220	(1,965)	5,961	(6,273)

Increase (decrease) in net assets resulting from operations	1,303	(2,320)	559	(12,419)

From Distributions to Shareholders
Net investment income, Class A	(15)	(30)	(17)	(22)
Net investment income, Class C	(9)	(20)	(13)	(11)
Net investment income, Class I	(626)	(1,082)	(851)	(1,735)
Net realized short-term gains, Class A	—	—	—	(6)
Net realized short-term gains, Class C	—	—	—	(4)
Net realized short-term gains, Class I	—	—	—	(397)
Tax return of capital, Class A	—	(7)	—	—
Tax return of capital, Class C	—	(6)	—	—
Tax return of capital, Class I	—	(226)	—	—

Decrease in net assets from distributions to shareholders	(650)	(1,371)	(881)	(2,175)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(42)	(159)	357	(271)
Change in net assets from share transactions, Class C	(164)	(137)	(17)	10
Change in net assets from share transactions, Class I	539	(2,659)	(12,611)	(24,438)

Increase (decrease) in net assets from share transactions	333	(2,955)	(12,271)	(24,699)

Net increase (decrease) in net assets	986	(6,646)	(12,593)	(39,293)

Net Assets
Beginning of period	26,576	33,222	43,461	82,754

End of period	$27,562	$26,576	$30,868	$43,461

Accumulated undistributed net investment income (loss) at end of period	$31	$(19)	$56	$860

See Notes to Financial Statements

35

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$37	$82
Net realized gain (loss)	(381)	(47)
Net change in unrealized appreciation (depreciation)	605	(1,174)

Increase (decrease) in net assets resulting from operations	261	(1,139)

From Distributions to Shareholders
Net investment income, Class A	(6)	(3)
Net investment income, Class C	— (1)	(1)
Net investment income, Class I	(83)	(60)
Net realized short-term gains, Class A	—	(5)
Net realized short-term gains, Class C	—	(3)
Net realized short-term gains, Class I	—	(102)

Decrease in net assets from distributions to shareholders	(89)	(174)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(39)	210
Change in net assets from share transactions, Class C	(27)	8
Change in net assets from share transactions, Class I	56	1,570

Increase (decrease) in net assets from share transactions	(10)	1,788

Net increase (decrease) in net assets	162	475

Net Assets
Beginning of period	4,331	3,856

End of period	$4,493	$4,331

Accumulated undistributed net investment income (loss) at end of period	$25	$77

(1) Amount is less than $500.

See Notes to Financial Statements

36

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Global Infrastructure Fund		Global Opportunities Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,229	$4,013	$333	$461
Net realized gain (loss)	4,316	8,505	1,538	587
Net change in unrealized appreciation (depreciation)	3,125	(28,061)	6,624	1,200

Increase (decrease) in net assets resulting from operations	8,670	(15,543)	8,495	2,248

From Distributions to Shareholders
Net investment income, Class A	(627)	(1,851)	(223)	(458)
Net investment income, Class B	—	—	— (1)	(1)
Net investment income, Class C	(269)	(809)	—	(9)
Net investment income, Class I	(502)	(1,738)	(202)	(230)
Net realized long-term gains, Class A	—	(600)	—	—
Net realized long-term gains, Class C	—	(301)	—	—
Net realized long-term gains, Class I	—	(524)	—	—
Net realized long-term gains, Class A	(3,579)	—	—	—
Net realized long-term gains, Class C	(2,340)	—	—	—
Net realized long-term gains, Class I	(2,620)	—	—	—

Decrease in net assets from distributions to shareholders	(9,937)	(5,823)	(425)	(698)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(7,031)	8,660	3,841	8,610
Change in net assets from share transactions, Class B	—	—	(114)	(191)
Change in net assets from share transactions, Class C	(8,812)	20,385	5,773	11,375
Change in net assets from share transactions, Class I	(13,302)	2,074	5,630	3,672

Increase (decrease) in net assets from share transactions	(29,145)	31,119	15,130	23,466

Net increase (decrease) in net assets	(30,412)	9,753	23,200	25,016

Net Assets
Beginning of period	152,305	142,552	140,778	115,762

End of period	$121,893	$152,305	$163,978	$140,778

Accumulated undistributed net investment income (loss) at end of period	$(17)	$152	$306	$398

(1) Amount is less than $500.

See Notes to Financial Statements

37

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Global Real Estate Securities Fund		Greater European Opportunities Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,202	$1,610	$108	$214
Net realized gain (loss)	(145)	449	(149)	(104)
Net change in unrealized appreciation (depreciation)	8,052	626	1,383	184

Increase (decrease) in net assets resulting from operations	9,109	2,685	1,342	294

From Distributions to Shareholders
Net investment income, Class A	(519)	(613)	(87)	(82)
Net investment income, Class C	(50)	(119)	—	— (1)
Net investment income, Class I	(608)	(821)	(94)	(24)
Net realized short-term gains, Class A	(173)	(21)	—	—
Net realized short-term gains, Class C	(38)	(5)	—	—
Net realized short-term gains, Class I	(172)	(26)	—	—
Net realized long-term gains, Class A	(477)	(66)	—	(153)
Net realized long-term gains, Class C	(105)	(17)	—	(13)
Net realized long-term gains, Class I	(475)	(81)	—	(31)

Decrease in net assets from distributions to shareholders	(2,617)	(1,769)	(181)	(303)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	7,628	14,600	878	732
Change in net assets from share transactions, Class C	1,248	2,509	110	472
Change in net assets from share transactions, Class I	25,628	5,033	7,359	2,842

Increase (decrease) in net assets from share transactions	34,504	22,142	8,347	4,046

Net increase (decrease) in net assets	40,996	23,058	9,508	4,037

Net Assets
Beginning of period	77,395	54,337	20,621	16,584

End of period	$118,391	$77,395	$30,129	$20,621

Accumulated undistributed net investment income (loss) at end of period	$323	$298	$53	$126

(1) Amount is less than $500.

See Notes to Financial Statements

38

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	International Equity Fund		International Real Estate Securities Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(2)	$36	$268	$1,783
Net realized gain (loss)	(220)	(791)	(42)	(140)
Net change in unrealized appreciation (depreciation)	186	(293)	1,955	(1,401)

Increase (decrease) in net assets resulting from operations	(36)	(1,048)	2,181	242

From Distributions to Shareholders
Net investment income, Class A	(6)	(30)	(135)	(778)
Net investment income, Class C	—	(1)	(6)	(117)
Net investment income, Class I	(26)	(54)	(307)	(1,837)

Decrease in net assets from distributions to shareholders	(32)	(85)	(448)	(2,732)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(326)	(1,652)	(2,088)	1,872
Change in net assets from share transactions, Class C	(347)	1,096	(158)	(182)
Change in net assets from share transactions, Class I	(819)	(1,529)	(2,623)	(2,108)

Increase (decrease) in net assets from share transactions	(1,492)	(2,085)	(4,869)	(418)

Net increase (decrease) in net assets	(1,560)	(3,218)	(3,136)	(2,908)

Net Assets
Beginning of period	7,936	11,154	39,640	42,548

End of period	$6,376	$7,936	$36,504	$39,640

Accumulated undistributed net investment income (loss) at end of period	$(44)	$(10)	$(1,302)	$(1,123)

See Notes to Financial Statements

39

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	International Small-Cap Fund		International Wealth Masters Fund
	Six Months Ended March 31, 2016 (Unlimited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unlimited)	From inception November 17, 2014 to September 30, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$236	$825	$9	$52
Net realized gain (loss)	(1,211)	1,467	(47)	86
Net change in unrealized appreciation (depreciation)	4,325	(9,603)	336	(380)

Increase (decrease) in net assets resulting from operations	3,350	(7,311)	298	(242)

From Distributions to Shareholders
Net investment income, Class A	(19)	(31)	(1)	—
Net investment income, Class C	(6)	(18)	(1)	—
Net investment income, Class I	(520)	(770)	(67)	—
Net investment income, Class R6	(1)	(2)		—
Net realized short-term gains, Class A	(16)	(84)	(2)	—
Net realized short-term gains, Class C	(12)	(53)	(2)	—
Net realized short-term gains, Class I	(341)	(1,927)	(74)	—
Net realized short-term gains, Class R6	(1)	(4)	—	—
Net realized long-term gains, Class A	(20)	(46)	—	—
Net realized long-term gains, Class C	(16)	(29)	—	—
Net realized long-term gains, Class I	(443)	(1,050)	—	—
Net realized long-term gains, Class R6	(1)	(2)	—	—

Decrease in net assets from distributions to shareholders	(1,396)	(4,016)	(147)	—

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(337)	(107)	(8)	135
Change in net assets from share transactions, Class C	(149)	612	2	124
Change in net assets from share transactions, Class I	(7,295)	4,425	141	4,825
Change in net assets from share transactions, Class R6	3	109	—	—

Increase (decrease) in net assets from share transactions	(7,778)	5,039	135	5,084

Net increase (decrease) in net assets	(5,824)	(6,288)	286	4,842

Net Assets
Beginning of period	43,982	50,270	4,842	—

End of period	$38,158	$43,982	$5,128	$4,842

Accumulated undistributed net investment income (loss) at end of period	$205	$516	$(8)	$64

See Notes to Financial Statements

40

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Tax Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(7)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Emerging Markets
Debt Fund
Class A
10/1/15 to 3/31/16(8)	$8.54	0.21	0.20	0.41	(0.20)	—	—	(0.20)	0.21	$8.75	4.85	%(4)	$696	1.34	%(3)(9)	1.52	%(3)	4.99	%(3)	25	%(4)
10/1/14 to 9/30/15	9.69	0.44	(1.18)	(0.74)	(0.33)	—	(0.08)	(0.41)	(1.15)	8.54	(7.85)		718	1.35		1.48		4.80		47
10/1/13 to 9/30/14	9.43	0.47	0.26	0.73	(0.46)	—	(0.01)	(0.47)	0.26	9.69	7.83		982	1.35		1.52		4.88		39
10/1/12 to 9/30/13	10.09	0.48	(0.64)	(0.16)	(0.48)	(0.02)	—	(0.50)	(0.66)	9.43	(1.94)		3,200	1.35		1.55		4.92		60
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	—	0.09	10.09	0.90	(4)	101	1.35	(3)	3.49	(3)	3.35	(3)	13	(4)

Class C
10/1/15 to 3/31/16(8)	$8.54	0.18	0.19	0.37	(0.17)	—	—	(0.17)	0.20	$8.74	4.34	%(4)	$411	2.09	%(3)(9)	2.27	%(3)	4.22	%(3)	25	%(4)
10/1/14 to 9/30/15	9.68	0.37	(1.17)	(0.80)	(0.26)	—	(0.08)	(0.34)	(1.14)	8.54	(8.44)		565	2.10		2.23		4.06		47
10/1/13 to 9/30/14	9.42	0.40	0.25	0.65	(0.38)	—	(0.01)	(0.39)	0.26	9.68	7.03		788	2.10		2.21		4.08		39
10/1/12 to 9/30/13	10.09	0.41	(0.66)	(0.25)	(0.40)	(0.02)	—	(0.42)	(0.67)	9.42	(2.68)		374	2.10		2.32		4.11		60
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	—	0.09	10.09	0.90	(4)	110	2.10	(3)	4.26	(3)	2.63	(3)	13	(4)

Class I
10/1/15 to 3/31/16(8)	$8.54	0.22	0.19	0.41	(0.21)	—	—	(0.21)	0.20	$8.74	4.86	%(4)	$26,455	1.09	%(3)(9)	1.28	%(3)	5.25	%(3)	25	%(4)
10/1/14 to 9/30/15	9.68	0.46	(1.17)	(0.71)	(0.35)	—	(0.08)	(0.43)	(1.14)	8.54	(7.52)		25,293	1.10		1.23		5.05		47
10/1/13 to 9/30/14	9.42	0.49	0.26	0.75	(0.48)	—	(0.01)	(0.49)	0.26	9.68	8.11		31,452	1.10		1.23		5.09		39
10/1/12 to 9/30/13	10.10	0.50	(0.66)	(0.16)	(0.50)	(0.02)	—	(0.52)	(0.68)	9.42	(1.80)		24,686	1.10		1.33		4.99		60
9/5/12(6) to 9/30/12	10.00	0.02	0.08	0.10	—	—	—	—	0.10	10.10	1.00	(4)	25,036	1.10	(3)	3.24	(3)	3.61	(3)	13	(4)
Emerging Markets
Equity Income Fund
Class A
10/1/15 to 3/31/16(8)	$8.30	0.02	0.22	0.24	(0.20)	—	—	(0.20)	0.04	$8.34	2.97	%(4)	$1,112	1.75	%(3)(9)	2.13	%(3)	0.51	%(3)	36	%(4)
10/1/14 to 9/30/15	10.54	0.20	(2.18)	(1.98)	(0.21)	(0.05)	—	(0.26)	(2.24)	8.30	(19.13)		727	1.75		1.76		2.04		72
10/1/13 to 9/30/14	10.57	0.21	(0.05)	0.16	(0.19)	—	—	(0.19)	(0.03)	10.54	1.54		1,210	1.75		1.95		1.96		72
10/1/12 to 9/30/13	10.59	0.31	(0.07)	0.24	(0.07)	(0.19)	—	(0.26)	(0.02)	10.57	2.19		830	1.75		2.90		3.00		100
9/5/12(6) to 9/30/12	10.00	(0.01)	0.60	0.59	—	—	—	—	0.59	10.59	5.90	(4)	106	1.75	(3)	10.28	(3)	(0.78	)(3)	37	(4)

Class C
10/1/15 to 3/31/16(8)	$8.26	(0.02)	0.23	0.21	(0.18)	—	—	(0.18)	0.03	$8.29	2.65	%(4)	$625	2.50	%(3)(9)	2.84	%(3)	(0.45	)%(3)	36	%(4)
10/1/14 to 9/30/15	10.50	0.14	(2.19)	(2.05)	(0.14)	(0.05)	—	(0.19)	(2.24)	8.26	(19.78)		638	2.50		2.52		1.42		72
10/1/13 to 9/30/14	10.54	0.15	(0.07)	0.08	(0.12)	—	—	(0.12)	(0.04)	10.50	0.80		799	2.50		2.65		1.39		72
10/1/12 to 9/30/13	10.58	0.20	(0.03)	0.17	(0.02)	(0.19)	—	(0.21)	(0.04)	10.54	1.48		417	2.50		3.77		1.89		100
9/5/12(6) to 9/30/12	10.00	(0.01)	0.59	0.58	—	—	—	—	0.58	10.58	5.80	(4)	106	2.50	(3)	11.03	(3)	(1.54	)(3)	37	(4)

Class I
10/1/15 to 3/31/16(8)	$8.31	0.02	0.23	0.25	(0.20)	—	—	(0.20)	0.05	$8.36	3.16	%(4)	$29,131	1.50	%(3)(9)	1.81	%(3)	0.43	%(3)	36	%(4)
10/1/14 to 9/30/15	10.56	0.21	(2.17)	(1.96)	(0.24)	(0.05)	—	(0.29)	(2.25)	8.31	(18.95)		42,096	1.50		1.51		2.14		72
10/1/13 to 9/30/14	10.58	0.27	(0.08)	0.19	(0.21)	—	—	(0.21)	(0.02)	10.56	1.87		80,745	1.50		1.51		2.60		72
10/1/12 to 9/30/13	10.59	0.27	(0.01)	0.26	(0.08)	(0.19)	—	(0.27)	(0.01)	10.58	2.39		8,655	1.50		2.87		2.56		100
9/5/12(6) to 9/30/12	10.00	— (5)	0.59	0.59	—	—	—	—	0.59	10.59	5.90	(4)	5,082	1.50	(3)	10.03	(3)	(0.54	)(3)	37	(4)
Emerging Markets
Small-Cap Fund
Class A
10/1/15 to 3/31/16(8)	$7.85	0.06	0.42	0.48	(0.15)	—	—	(0.15)	0.33	$8.18	6.24	%(4)	$306	1.85	%(3)(9)	4.07	%(3)	1.45	%(3)	16	%(4)
10/1/14 to 9/30/15	10.32	0.16	(2.28)	(2.12)	(0.12)	(0.23)	—	(0.35)	(2.47)	7.85	(21.20)		332	1.85		3.62		1.73		35
12/17/13(6) to 9/30/14	10.00	0.18	0.16	0.34	(0.02)	—	—	(0.02)	0.32	10.32	3.45	(4)	217	1.85	(3)	4.82	(3)	2.25	(3)	44	(4)

Class C
10/1/15 to 3/31/16(8)	$7.80	0.03	0.42	0.45	(0.02)	—	—	(0.02)	0.43	$8.23	5.74	%(4)	$107	2.60	%(3)(9)	4.76	%(3)	0.70	%(3)	16	%(4)
10/1/14 to 9/30/15	10.26	0.07	(2.24)	(2.17)	(0.06)	(0.23)	—	(0.29)	(2.46)	7.80	(21.68)		128	2.60		4.34		0.76		35
12/17/13(6) to 9/30/14	10.00	0.12	0.16	0.28	(0.02)	—	—	(0.02)	0.26	10.26	2.82	(4)	159	2.60	(3)	5.59	(3)	1.54	(3)	44	(4)

Class I
10/1/15 to 3/31/16(8)	$7.88	0.07	0.42	0.49	(0.18)	—	—	(0.18)	0.31	$8.19	6.29	%(4)	$4,080	1.60	%(3)(9)	3.83	%(3)	1.77	%(3)	16	%(4)
10/1/14 to 9/30/15	10.34	0.18	(2.28)	(2.10)	(0.13)	(0.23)	—	(0.36)	(2.46)	7.88	(20.96)		3,871	1.60		3.35		1.87		35
12/17/13(6) to 9/30/14	10.00	0.20	0.17	0.37	(0.03)	—	—	(0.03)	0.34	10.34	3.66	(4)	3,480	1.60	(3)	4.64	(3)	2.50	(3)	44	(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

41

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(7)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Infrastructure
Fund
Class A
10/1/15 to 3/31/16(8)	$13.62	0.13	0.81	0.94	(0.16)	(0.90)	(1.06)	(0.12)	$13.50	7.66	%(4)	$53,286	1.31	%(3)(9)	1.32	%(3)	1.98	%(3)	7	%(4)
10/1/14 to 9/30/15	15.38	0.36	(1.60)	(1.24)	(0.39)	(0.13)	(0.52)	(1.76)	13.62	(8.27)		60,744	1.22		1.22		2.38		27
10/1/13 to 9/30/14	13.94	0.71	1.40	2.11	(0.67)	—	(0.67)	1.44	15.38	15.21		60,673	1.29		1.29		4.69		24
10/1/12 to 9/30/13	12.88	0.35	1.05	1.40	(0.34)	—	(0.34)	1.06	13.94	11.05		53,354	1.28		1.28		2.62		14
10/1/11 to 9/30/12	10.97	0.31	1.95	2.26	(0.35)	—	(0.35)	1.91	12.88	20.80		36,347	1.32		1.32		2.59		21
10/1/10 to 9/30/11	10.71	0.33	0.25	0.58	(0.32)	—	(0.32)	0.26	10.97	5.40		23,120	1.34		1.34		2.89		16

Class C
10/1/15 to 3/31/16(8)	$13.57	0.08	0.80	0.88	(0.10)	(0.90)	(1.00)	(0.12)	$13.45	7.25	%(4)	$31,796	2.06	%(3)(9)	2.06	%(3)	1.26	%(3)	7	%(4)
10/1/14 to 9/30/15	15.33	0.25	(1.59)	(1.34)	(0.29)	(0.13)	(0.42)	(1.76)	13.57	(8.94)		41,039	1.97		1.97		1.66		27
10/1/13 to 9/30/14	13.90	0.58	1.41	1.99	(0.56)	—	(0.56)	1.43	15.33	14.37		26,322	2.04		2.04		3.82		24
10/1/12 to 9/30/13	12.85	0.25	1.05	1.30	(0.25)	—	(0.25)	1.05	13.90	10.23		17,969	2.03		2.03		1.85		14
10/1/11 to 9/30/12	10.95	0.23	1.93	2.16	(0.26)	—	(0.26)	1.90	12.85	19.97		9,117	2.07		2.07		1.88		21
10/1/10 to 9/30/11	10.69	0.24	0.26	0.50	(0.24)	—	(0.24)	0.26	10.95	4.51		6,138	2.09		2.09		2.11		16

Class I
10/1/15 to 3/31/16(8)	$13.63	0.15	0.80	0.95	(0.17)	(0.90)	(1.07)	(0.12)	$13.51	7.80	%(4)	$36,811	1.06	%(3)(9)	1.06	%(3)	2.26	%(3)	7	%(4)
10/1/14 to 9/30/15	15.38	0.39	(1.58)	(1.19)	(0.43)	(0.13)	(0.56)	(1.75)	13.63	(7.98)		50,522	0.97		0.97		2.61		27
10/1/13 to 9/30/14	13.94	0.74	1.41	2.15	(0.71)	—	(0.71)	1.44	15.38	15.49		55,557	1.04		1.04		4.87		24
10/1/12 to 9/30/13	12.89	0.39	1.04	1.43	(0.38)	—	(0.38)	1.05	13.94	11.23		70,485	1.03		1.03		2.86		14
10/1/11 to 9/30/12	10.97	0.35	1.95	2.30	(0.38)	—	(0.38)	1.92	12.89	21.19		48,830	1.07		1.07		2.85		21
10/1/10 to 9/30/11	10.72	0.36	0.24	0.60	(0.35)	—	(0.35)	0.25	10.97	5.56		33,865	1.09		1.09		3.16		16
Global Opportunities
Fund
Class A
10/1/15 to 3/31/16(8)	$12.32	0.03	0.69	0.72	(0.03)	—	(0.03)	0.69	$13.01	5.85	%(4)	$96,578	1.46	%(3)(9)	1.46	%(3)	0.44	%(3)	11	%(4)
10/1/14 to 9/30/15	12.12	0.05	0.21	0.26	(0.06)	—	(0.06)	0.20	12.32	2.15		87,769	1.45		1.45		0.42		40
10/1/13 to 9/30/14	11.07	0.08	1.04	1.12	(0.07)	—	(0.07)	1.05	12.12	10.18		77,738	1.48		1.46		0.70		41
10/1/12 to 9/30/13	9.91	0.07	1.12	1.19	(0.03)	—	(0.03)	1.16	11.07	12.05		78,434	1.55		1.50		0.69		61
10/1/11 to 9/30/12	7.91	0.05	1.99	2.04	(0.04)	—	(0.04)	2.00	9.91	25.80		71,592	1.55		1.55		0.53		73
10/1/10 to 9/30/11	7.79	0.05	0.15	0.20	(0.08)	—	(0.08)	0.12	7.91	2.54		54,916	1.55		1.67		0.65		56

Class B
10/1/15 to 3/31/16(8)	$10.85	(0.02)	0.62	0.60	— (5)	—	—	0.60	$11.45	5.53	%(4)	$383	2.20	%(3)(9)	2.21	%(3)	(0.40	)%(3)	11	%(4)
10/1/14 to 9/30/15	10.73	(0.06)	0.20	0.14	(0.02)	—	(0.02)	0.12	10.85	1.33		474	2.20		2.20		(0.50)		40
10/1/13 to 9/30/14	9.81	(0.01)	0.93	0.92	—	—	—	0.92	10.73	9.38		652	2.23		2.21		(0.09)		41
10/1/12 to 9/30/13	8.82	(0.01)	1.00	0.99	—	—	—	0.99	9.81	11.22		798	2.30		2.25		(0.10)		61
10/1/11 to 9/30/12	7.06	(0.02)	1.78	1.76	—	—	—	1.76	8.82	24.93		1,048	2.30		2.30		(0.28)		73
10/1/10 to 9/30/11	6.97	(0.01)	0.13	0.12	(0.03)	—	(0.03)	0.09	7.06	1.76		915	2.30		2.42		(0.14)		56

Class C
10/1/15 to 3/31/16(8)	$10.79	(0.01)	0.60	0.59	—	—	—	0.59	$11.38	5.47	%(4)	$21,066	2.21	%(3)(9)	2.21	%(3)	(0.24	)%(3)	11	%(4)
10/1/14 to 9/30/15	10.66	(0.01)	0.16	0.15	(0.02)	—	(0.02)	0.13	10.79	1.42		14,431	2.21		2.21		(0.13)		40
10/1/13 to 9/30/14	9.76	— (5)	0.91	0.91	(0.01)	—	(0.01)	0.90	10.66	9.32		3,455	2.23		2.21		(0.04)		41
10/1/12 to 9/30/13	8.77	— (5)	0.99	0.99	—	—	—	0.99	9.76	11.29		2,963	2.30		2.24		(0.03)		61
10/1/11 to 9/30/12	7.02	(0.02)	1.77	1.75	—	—	—	1.75	8.77	24.93		1,700	2.30		2.30		(0.25)		73
10/1/10 to 9/30/11	6.93	(0.01)	0.13	0.12	(0.03)	—	(0.03)	0.09	7.02	1.77		813	2.30		2.42		(0.11)		56
The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

42

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(7)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Opportunities
Fund (Continued)
Class I
10/1/15 to 3/31/16(8)	$12.32	0.05		0.69	0.74	(0.06)	—	(0.06)	0.68	$13.00	6.02	%(4)	$45,951	1.21	%(3)(9)	1.21	%(3)	0.72	%(3)	11	%(4)
10/1/14 to 9/30/15	12.11	0.08		0.21	0.29	(0.08)	—	(0.08)	0.21	12.32	2.37		38,104	1.20		1.20		0.67		40
10/1/13 to 9/30/14	11.07	0.11		1.05	1.16	(0.12)	—	(0.12)	1.04	12.11	10.49		33,917	1.23		1.21		0.97		41
10/1/12 to 9/30/13	9.91	0.10		1.12	1.22	(0.06)	—	(0.06)	1.16	11.07	12.36		29,540	1.30		1.30		0.94		61
8/8/12(6) to 9/30/12	9.38	—	(5)	0.53	0.53	—	—	—	0.53	9.91	5.54	(4)	23,617	1.30	(3)	1.30	(3)	0.02	(3)	73	(4)
Global Real Estate
Securities Fund
Class A
10/1/15 to 3/31/16(8)	$26.19	0.32		2.14	2.46	(0.33)	(0.41)	(0.74)	1.72	$27.91	9.59	%(4)	$46,393	1.40	%(3)(9)	1.52	%(3)	2.46	%(3)	10	%(4)
10/1/14 to 9/30/15	25.18	0.66		1.08	1.74	(0.64)	(0.09)	(0.73)	1.01	26.19	6.83		36,315	1.40		1.50		2.45		27
10/1/13 to 9/30/14	23.14	0.38		2.19	2.57	(0.36)	(0.17)	(0.53)	2.04	25.18	11.36		21,502	1.40		1.57		1.52		29
10/1/12 to 9/30/13	22.40	0.35		1.09	1.44	(0.70)	—	(0.70)	0.74	23.14	6.48		15,306	1.40		1.66		1.51		18
10/1/11 to 9/30/12	17.78	0.33		4.77	5.10	(0.11)	(0.37)	(0.48)	4.62	22.40	29.21		8,695	1.40		2.37		1.61		31
10/1/10 to 9/30/11	19.84	0.50		(0.90)	(0.40)	(1.01)	(0.65)	(1.66)	(2.06)	17.78	(2.57)		5,275	1.40		3.16		2.48		41

Class C
10/1/15 to 3/31/16(8)	$25.71	0.22		2.11	2.33	(0.15)	(0.41)	(0.56)	1.77	$27.48	9.19	%(4)	$10,322	2.15	%(3)(9)	2.27	%(3)	1.73	%(3)	10	%(4)
10/1/14 to 9/30/15	24.77	0.45		1.07	1.52	(0.49)	(0.09)	(0.58)	0.94	25.71	6.07		8,421	2.15		2.26		1.68		27
10/1/13 to 9/30/14	22.78	0.22		2.13	2.35	(0.19)	(0.17)	(0.36)	1.99	24.77	10.51		5,850	2.15		2.32		0.92		29
10/1/12 to 9/30/13	22.14	0.18		1.08	1.26	(0.62)	—	(0.62)	0.64	22.78	5.70		3,545	2.15		2.41		0.80		18
10/1/11 to 9/30/12	17.65	0.17		4.72	4.89	(0.03)	(0.37)	(0.40)	4.49	22.14	28.18		1,356	2.15		3.11		0.83		31
10/1/10 to 9/30/11	19.67	0.35		(0.88)	(0.53)	(0.84)	(0.65)	(1.49)	(2.02)	17.65	(3.25)		486	2.15		3.91		1.73		41

Class I
10/1/15 to 3/31/16(8)	$26.37	0.40		2.12	2.52	(0.39)	(0.41)	(0.80)	1.72	$28.09	9.76	%(4)	$61,676	1.15	%(3)(9)	1.28	%(3)	3.01	%(3)	10	%(4)
10/1/14 to 9/30/15	25.33	0.73		1.10	1.83	(0.70)	(0.09)	(0.79)	1.04	26.37	7.11		32,659	1.15		1.25		2.69		27
10/1/13 to 9/30/14	23.28	0.41		2.22	2.63	(0.41)	(0.17)	(0.58)	2.05	25.33	11.60		26,985	1.15		1.32		1.65		29
10/1/12 to 9/30/13	22.51	0.42		1.09	1.51	(0.74)	—	(0.74)	0.77	23.28	6.78		25,332	1.15		1.41		1.78		18
10/1/11 to 9/30/12	17.85	0.45		4.71	5.16	(0.13)	(0.37)	(0.50)	4.66	22.51	29.50		12,063	1.15		1.93		2.04		31
10/1/10 to 9/30/11	19.91	0.63		(0.97)	(0.34)	(1.07)	(0.65)	(1.72)	(2.06)	17.85	(2.26)		609	1.15		2.92		3.07		41
Greater European
Opportunities Fund
Class A
10/1/15 to 3/31/16(8)	$15.20	0.05		0.81	0.86	(0.10)	—	(0.10)	0.76	$15.96	5.65	%(4)	$14,853	1.45	%(3)(9)	1.84	%(3)	0.70	%(3)	8	%(4)
10/1/14 to 9/30/15	15.32	0.16		0.01	0.17	(0.10)	(0.19)	(0.29)	(0.12)	15.20	1.19		13,306	1.45		1.89		1.02		35
10/1/13 to 9/30/14	15.87	0.09		(0.22)	(0.13)	(0.06)	(0.36)	(0.42)	(0.55)	15.32	(0.88)		12,703	1.45		1.91		0.54		65
10/1/12 to 9/30/13	14.20	0.13		2.09	2.22	(0.12)	(0.43)	(0.55)	1.67	15.87	15.92		13,433	1.45		2.22		0.86		75
10/1/11 to 9/30/12	11.80	0.16		2.87	3.03	(0.15)	(0.48)	(0.63)	2.40	14.20	26.75		6,513	1.45		2.82		1.26		49
10/1/10 to 9/30/11	13.56	0.17		(0.36)	(0.19)	(0.29)	(1.28)	(1.57)	(1.76)	11.80	(2.09)		4,571	1.45		3.03		1.26		46

Class C
10/1/15 to 3/31/16(8)	$14.95	—		0.79	0.79	—	—	—	0.79	$15.74	5.28	%(4)	$1,762	2.20	%(3)(9)	2.59	%(3)	(0.02	)%(3)	8	%(4)
10/1/14 to 9/30/15	15.08	0.05		0.01	0.06	— (5)	(0.19)	(0.19)	(0.13)	14.95	0.43		1,564	2.20		2.64		0.34		35
10/1/13 to 9/30/14	15.71	(0.02)		(0.23)	(0.25)	(0.02)	(0.36)	(0.38)	(0.63)	15.08	(1.62)		1,130	2.20		2.67		(0.12)		65
10/1/12 to 9/30/13	14.10	0.03		2.07	2.10	(0.06)	(0.43)	(0.49)	1.61	15.71	15.11		607	2.20		2.92		0.21		75
10/1/11 to 9/30/12	11.69	0.07		2.85	2.92	(0.03)	(0.48)	(0.51)	2.41	14.10	25.73		187	2.20		3.57		0.52		49
10/1/10 to 9/30/11	13.45	0.07		(0.36)	(0.29)	(0.19)	(1.28)	(1.47)	(1.76)	11.69	(2.77)		144	2.20		3.78		0.53		46

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

43

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(7)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Greater European
Opportunities Fund (Continued)
Class I
10/1/15 to 3/31/16(8)	$15.26	0.10	0.78	0.88	(0.14)	—	(0.14)	0.74	$16.00	5.82	%(4)	$13,514	1.20	%(3)(9)	1.58	%(3)	1.28	%(3)	8	%(4)
10/1/14 to 9/30/15	15.38	0.24	(0.02)	0.22	(0.15)	(0.19)	(0.34)	(0.12)	15.26	1.47		5,751	1.20		1.63		1.55		35
10/1/13 to 9/30/14	15.92	0.14	(0.24)	(0.10)	(0.08)	(0.36)	(0.44)	(0.54)	15.38	(0.64)		2,751	1.20		1.68		0.89		65
10/1/12 to 9/30/13	14.23	0.06	2.20	2.26	(0.14)	(0.43)	(0.57)	1.69	15.92	16.19		1,918	1.20		1.96		0.39		75
10/1/11 to 9/30/12	11.83	0.17	2.90	3.07	(0.19)	(0.48)	(0.67)	2.40	14.23	26.99		155	1.20		2.57		1.32		49
10/1/10 to 9/30/11	13.60	0.17	(0.34)	(0.17)	(0.32)	(1.28)	(1.60)	(1.77)	11.83	(1.84)		206	1.20		2.78		1.33		46
International Equity Fund
Class A
10/1/15 to 3/31/16(8)	$9.80	—	(0.08)	(0.08)	(0.03)	—	(0.03)	(0.11)	$9.69	(0.79	)%(4)	$1,585	1.49	%(3)(9)	2.67	%(3)	(0.04	)%(3)	41	%(4)
10/1/14 to 9/30/15	10.90	0.03	(1.05)	(1.02)	(0.08)	—	(0.08)	(1.10)	9.80	(9.43)		1,923	1.50		2.27		0.25		94
10/1/13 to 9/30/14	10.50	0.13	0.64	0.77	(0.24)	(0.13)	(0.37)	0.40	10.90	7.42		3,915	1.50		2.42		1.18		115
10/1/12 to 9/30/13	10.87	0.16	1.19	1.35	(0.25)	(1.47)	(1.72)	(0.37)	10.50	13.38		170	1.50		1.95		1.41		277
10/1/11 to 9/30/12	9.79	0.21	1.36	1.57	(0.30)	(0.19)	(0.49)	1.08	10.87	16.58		193	1.50		1.80		2.02		25
10/1/10 to 9/30/11	10.17	0.29	(0.57)	(0.28)	(0.10)	—	(0.10)	(0.38)	9.79	(2.85)		952	1.50		2.11		2.73		65

Class C
10/1/15 to 3/31/16(8)	$9.60	(0.04)	(0.07)	(0.11)	—	—	—	(0.11)	$9.49	(1.15	)%(4)	$1,320	2.24	%(3)(9)	3.42	%(3)	(0.81	)%(3)	41	%(4)
10/1/14 to 9/30/15	10.68	(0.02)	(1.05)	(1.07)	(0.01)	—	(0.01)	(1.08)	9.60	(10.01)		1,689	2.25		3.06		(0.17)		94
10/1/13 to 9/30/14	10.37	0.04	0.62	0.66	(0.22)	(0.13)	(0.35)	0.31	10.68	6.56		804	2.25		3.13		0.38		115
10/1/12 to 9/30/13	10.77	0.08	1.20	1.28	(0.21)	(1.47)	(1.68)	(0.40)	10.37	12.53		124	2.25		2.73		0.70		277
10/1/11 to 9/30/12	9.76	0.20	1.25	1.45	(0.25)	(0.19)	(0.44)	1.01	10.77	15.37		115	2.25		2.51		1.94		25
10/1/10 to 9/30/11	10.16	0.18	(0.53)	(0.35)	(0.05)	—	(0.05)	(0.40)	9.76	(3.58)		98	2.25		3.15		1.70		65

Class I
10/1/15 to 3/31/16(8)	$9.78	0.01	(0.07)	(0.06)	(0.07)	—	(0.07)	(0.13)	$9.65	(0.67	)%(4)	$3,471	1.24	%(3)(9)	2.41	%(3)	0.21	%(3)	41	%(4)
10/1/14 to 9/30/15	10.87	0.07	(1.06)	(0.99)	(0.10)	—	(0.10)	(1.09)	9.78	(9.14)		4,324	1.25		2.02		0.61		94
10/1/13 to 9/30/14	10.45	0.14	0.65	0.79	(0.24)	(0.13)	(0.37)	0.42	10.87	7.67		6,435	1.25		2.19		1.24		115
10/1/12 to 9/30/13	10.82	0.22	1.16	1.38	(0.28)	(1.47)	(1.75)	(0.37)	10.45	13.68		2,185	1.25		1.54		1.97		277
10/1/11 to 9/30/12	9.80	0.30	1.26	1.56	(0.35)	(0.19)	(0.54)	1.02	10.82	16.47		26,398	1.25		1.50		2.94		25
10/1/10 to 9/30/11	10.18	0.34	(0.60)	(0.26)	(0.12)	—	(0.12)	(0.38)	9.80	(2.62)		17,689	1.25		1.88		3.16		65
International Real
Estate Securities Fund
Class A
10/1/15 to 3/31/16(8)	$6.63	0.04	0.42	0.46	(0.07)	—	(0.07)	0.39	$7.02	6.96	%(4)	$10,814	1.50	%(3)(9)	1.82	%(3)	1.24	%(3)	12	%(4)
10/1/14 to 9/30/15	7.03	0.28	(0.21)	0.07	(0.47)	—	(0.47)	(0.40)	6.63	0.94		12,415	1.50		1.78		4.09		27
10/1/13 to 9/30/14	6.61	0.16	0.39	0.55	(0.13)	—	(0.13)	0.42	7.03	8.61		11,257	1.50		1.73		2.38		32
10/1/12 to 9/30/13	6.50	0.15	0.45	0.60	(0.49)	—	(0.49)	0.11	6.61	9.39		10,234	1.50		1.75		2.23		22
10/1/11 to 9/30/12	5.23	0.16	1.24	1.40	(0.13)	—	(0.13)	1.27	6.50	27.35		3,916	1.50		1.85		2.69		41
10/1/10 to 9/30/11	6.30	0.31	(0.69)	(0.38)	(0.69)	—	(0.69)	(1.07)	5.23	(7.15)		3,243	1.50		1.77		5.03		41

Class C
10/1/15 to 3/31/16(8)	$6.59	0.02	0.42	0.44	(0.02)	—	(0.02)	0.42	$7.01	6.65	%(4)	$2,183	2.25	%(3)(9)	2.57	%(3)	0.58	%(3)	12	%(4)
10/1/14 to 9/30/15	6.97	0.23	(0.20)	0.03	(0.41)	—	(0.41)	(0.38)	6.59	0.29		2,226	2.25		2.52		3.36		27
10/1/13 to 9/30/14	6.56	0.12	0.38	0.50	(0.09)	—	(0.09)	0.41	6.97	7.75		2,553	2.25		2.48		1.68		32
10/1/12 to 9/30/13	6.48	0.09	0.46	0.55	(0.47)	—	(0.47)	0.08	6.56	8.55		1,911	2.25		2.49		1.35		22
10/1/11 to 9/30/12	5.20	0.12	1.24	1.36	(0.08)	—	(0.08)	1.28	6.48	26.36		1,531	2.25		2.60		2.04		41
10/1/10 to 9/30/11	6.26	0.24	(0.67)	(0.43)	(0.63)	—	(0.63)	(1.06)	5.20	(7.90)		962	2.25		2.52		3.91		41

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

44

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(7)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
International Real
Estate Securities Fund (Continued)
Class I
10/1/15 to 3/31/16(8)	$6.64	0.05	0.41	0.46	(0.08)	—	(0.08)	0.38	$7.02	7.06	%(4)	$23,507	1.25	%(3)(9)	1.57	%(3)	1.57	%(3)	12	%(4)
10/1/14 to 9/30/15	7.03	0.30	(0.20)	0.10	(0.49)	—	(0.49)	(0.39)	6.64	1.31		24,999	1.25		1.52		4.36		27
10/1/13 to 9/30/14	6.61	0.18	0.39	0.57	(0.15)	—	(0.15)	0.42	7.03	8.87		28,738	1.25		1.48		2.64		32
10/1/12 to 9/30/13	6.49	0.15	0.47	0.62	(0.50)	—	(0.50)	0.12	6.61	9.66		29,999	1.25		1.49		2.35		22
10/1/11 to 9/30/12	5.23	0.17	1.25	1.42	(0.16)	—	(0.16)	1.26	6.49	27.74		28,095	1.25		1.59		2.92		41
10/1/10 to 9/30/11	6.31	0.35	(0.72)	(0.37)	(0.71)	—	(0.71)	(1.08)	5.23	(7.04)		24,420	1.25		1.52		5.65		41
International
Small-Cap Fund
Class A
10/1/15 to 3/31/16(8)	$10.85	0.05	0.90	0.95	(0.12)	(0.23)	(0.35)	0.60	$11.45	8.93	%(4)	$1,677	1.60	%(3)(9)	1.86	%(3)	0.99	%(3)	13	%(4)
10/1/14 to 9/30/15	13.70	0.17	(1.83)	(1.66)	(0.23)	(0.96)	(1.19)	(2.85)	10.85	(12.58)		1,916	1.60		1.74		1.41		64
10/1/13 to 9/30/14	13.20	0.47	0.41	0.88	(0.25)	(0.13)	(0.38)	0.50	13.70	6.65		2,477	1.60		1.73		3.31		44
10/1/12 to 9/30/13	10.09	0.30	2.91	3.21	(0.09)	(0.01)	(0.10)	3.11	13.20	31.97		403	1.60		2.51		2.52		26
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	0.09	10.09	0.90	(4)	101	1.60	(3)	16.64	(3)	3.65	(3)	0	(4)

Class C
10/1/15 to 3/31/16(8)	$10.72	0.02	0.88	0.90	(0.05)	(0.23)	(0.28)	0.62	$11.34	8.53	%(4)	$1,397	2.35	%(3)(9)	2.61	%(3)	0.29	%(3)	13	%(4)
10/1/14 to 9/30/15	13.63	0.08	(1.82)	(1.74)	(0.21)	(0.96)	(1.17)	(2.91)	10.72	(13.28)		1,464	2.35		2.49		0.65		64
10/1/13 to 9/30/14	13.16	0.24	0.54	0.78	(0.18)	(0.13)	(0.31)	0.47	13.63	5.89		1,194	2.35		2.49		1.73		44
10/1/12 to 9/30/13	10.09	0.19	2.93	3.12	(0.04)	(0.01)	(0.05)	3.07	13.16	30.92		374	2.35		3.34		1.62		26
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	0.09	10.09	0.90	(4)	107	2.35	(3)	17.43	(3)	2.86	(3)	0	(4)

Class I
10/1/15 to 3/31/16(8)	$10.89	0.06	0.91	0.97	(0.15)	(0.23)	(0.38)	0.59	$11.48	9.09	%(4)	$34,986	1.35	%(3)(9)	1.61	%(3)	1.17	%(3)	13	%(4)
10/1/14 to 9/30/15	13.74	0.21	(1.85)	(1.64)	(0.25)	(0.96)	(1.21)	(2.85)	10.89	(12.43)		40,512	1.35		1.49		1.70		64
10/1/13 to 9/30/14	13.21	0.36	0.57	0.93	(0.27)	(0.13)	(0.40)	0.53	13.74	7.04		46,599	1.35		1.49		2.57		44
10/1/12 to 9/30/13	10.10	0.34	2.89	3.23	(0.11)	(0.01)	(0.12)	3.11	13.21	32.13		18,123	1.35		2.23		2.82		26
9/5/12(6) to 9/30/12	10.00	0.03	0.07	0.10	—	—	—	0.10	10.10	1.00	(4)	2,834	1.35	(3)	16.39	(3)	3.89	(3)	0	(4)

Class R6
10/1/15 to 3/31/16(8)	$10.89	0.08	0.90	0.98	(0.16)	(0.23)	(0.39)	0.59	$11.48	9.19	%(4)	$98	1.27	%(3)(9)	1.51	%(3)	1.43	%(3)	13	%(4)
11/12/14(6) to 9/30/15	13.43	0.22	(1.55)	(1.33)	(0.25)	(0.96)	(1.21)	(2.54)	10.89	(10.41	)(4)	90	1.27	(3)	1.41	(3)	2.02	(3)	64	(4)
International Wealth
Masters Fund
Class A
10/1/15 to 3/31/16(8)	$9.52	0.01	0.55	0.56	(0.12)	(0.15)	(0.27)	0.29	$9.81	5.97	%(4)	$122	1.55	%(3)(9)	4.44	%(3)	0.15	%(3)	18	%(4)
11/17/14(6) to 9/30/15	10.00	0.08	(0.56)	(0.48)	—	—	—	(0.48)	9.52	(4.80	)(4)	126	1.55	(3)	3.84	(3)	0.91	(3)	32	(4)

Class C
10/1/15 to 3/31/16(8)	$9.46	(0.03)	0.55	0.52	(0.05)	(0.15)	(0.20)	0.32	$9.78	5.61	%(4)	$120	2.30	%(3)(9)	5.15	%(3)	(0.62	)%(3)	18	%(4)
11/17/14(6) to 9/30/15	10.00	0.01	(0.55)	(0.54)	—	—	—	(0.54)	9.46	(5.40	)(4)	114	2.30	(3)	4.59	(3)	0.14	(3)	32	(4)

Class I
10/1/15 to 3/31/16(8)	$9.54	0.02	0.56	0.58	(0.14)	(0.15)	(0.29)	0.29	$9.83	6.19	%(4)	$4,886	1.30	%(3)(9)	4.15	%(3)	0.38	%(3)	18	%(4)
11/17/14(6) to 9/30/15	10.00	0.11	(0.57)	(0.46)	—	—	—	(0.46)	9.54	(4.60	)(4)	4,602	1.30	(3)	3.56	(3)	1.19	(3)	32	(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

45

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	Inception date.
(7)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(8)	Unaudited.
(9)	Earnings credits from custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.

See Notes to Financial Statements

46

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2016 (Unaudited)

Note	1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 28 funds of the Trust are offered for sale, of which 11 (each a “Fund”) are reported in this semiannual report.

Each Fund has a distinct investment objective and ten Funds are diversified. The Emerging Markets Debt Fund is non-diversified.

The Funds have the following investment objectives:

Investment Objective(s)
Emerging Markets Debt Fund	Total return from current income and capital appreciation
Emerging Markets Equity Income Fund	Capital appreciation and income
Emerging Markets Small-Cap Fund	Capital appreciation
Global Infrastructure Fund	Capital appreciation and current income
Global Opportunities Fund	Capital appreciation
Global Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income
Greater European Opportunities Fund	Long-term capital appreciation
International Equity Fund	Long-term capital appreciation
International Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income
International Small-Cap Fund	Capital appreciation
International Wealth Masters Fund	Capital appreciation

There is no guarantee that a Fund will achieve its objective(s).

All of the Funds offer Class A shares, Class C shares, and Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. The International Small-Cap Fund also offers Class R6 shares. For information regarding Qualifying Transactions, refer to each Fund’s prospectus.

Class A shares of the Emerging Markets Debt Fund are sold with a front-end sales charge of up to 3.75%. Class A shares of the remaining Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC. Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each Class of shares.

Note	2. Significant Accounting Policies

The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

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VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as treasury futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each Domestic REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2012 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

48

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2016, the Funds only hold assignment loans.

H.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2016, the International Equity Fund and International Wealth Masters Fund had securities on loan with market values of $320 and $58 and cash collateral of $327 and $60, respectively ($ reported in thousands).

I.	Earnings Credit and Interest

Through arrangements with each Fund’s custodian, each Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce each Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest income” in each Fund’s Statements of Operations for the period, as applicable.

Note	3. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss in the Statements of Operations. When the contract is closed or offset with the same counterparty, on settlement date, the

49

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Funds record a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as net realized gain (loss) from foreign currency transactions.

Funds enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Funds also, from time to time, hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect the U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

The International Equity Fund invested in derivative instruments during the reporting period in the form of forward currency contracts. The primary type of risk associated with forward currency contracts is the risk associated with the conversion of foreign currency to U.S. dollars. The Fund may invest in forward currency contracts in an attempt to manage such risk and protect the U.S. dollar value of the portfolio.

These forward currency contracts were executed under the ISDA 2002 Master Agreement without any Schedule thereto and without the requirement of posting any collateral to the counterparty.

For the period ended March 31, 2016, the International Equity Fund had less than $500 in realized gain (loss) on foreign currency exchange contracts recognized in the Statement of Operations.

The Emerging Markets Small-Cap Fund sold warrants during the reporting period. The primary type of risk associated with warrants is equity risk. As of March 31, 2016, the Emerging Markets Small-Cap Fund holds no warrants.

Emerging Markets Small-Cap Fund – Equity risk

The effect of warrants on the Statement of Operations for the period ended March 31, 2016, was as follows:

	Location of Gain (Loss) on Warrants Recognized in Income	Realized Gain (Loss) on Warrants Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Warrants	Net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments	$5	$(16)

Note	4. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $1 Billion	$1+ Billion
Emerging Markets Debt Fund	0.75%	0.70%
Emerging Markets Equity Income Fund	1.05	1.00
Emerging Markets Small-Cap Fund	1.20	1.15
Greater European Opportunities Fund	0.85	0.80
International Small-Cap Fund	1.00	0.95
International Wealth Masters Fund	0.90	0.85

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Global Infrastructure Fund	0.65%	0.60%	0.55%
Global Opportunities Fund	0.85	0.80	0.75
Global Real Estate Securities Fund	0.85	0.80	0.75
International Real Estate Securities Fund	1.00	0.95	0.90

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
International Equity Fund	0.85%	0.80%	0.75%

During the period covered by these financial statements, the Emerging Markets Debt Fund invested a portion of its assets in Virtus Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $1. This waiver is in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statement of Operations in “expenses reimbursed and/or waived by the investment adviser”.

50

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Funds they serve are as follows:

Fund	Subadviser	Fund	Subadviser
Emerging Markets Debt Fund	NF(1)	Greater European Opportunities Fund	Vontobel(5)
Emerging Markets Equity Income fund	KBI(2)	International Equity Fund	Euclid(6)
Emerging Markets Small-Cap Fund	KAR(3)	International Real Estate Securities Fund	DPIM(4)
Global Infrastructure Fund	DPIM(4)	International Small-Cap Fund	KAR(3)
Global Opportunities Fund	Vontobel(5)	International Wealth Masters Fund	Horizon(7)
Global Real Estate Securities Fund	DPIM(4)

(1)	Newfleet Asset Management, LLC, an indirect wholly owned subsidiary of Virtus.
(2)	Kleinwort Benson Investors International, Ltd.
(3)	Kayne Anderson Rudnick Investment Management, LLC, an indirect wholly owned subsidiary of Virtus.
(4)	Duff & Phelps Investment Management Co., an indirect, wholly owned subsidiary of Virtus.
(5)	Vontobel Asset Management, Inc.
(6)	Euclid Advisors LLC, an indirect wholly owned subsidiary of Virtus.
(7)	Horizon Asset Management, LLC

C.	Expense Limits and Fee Waivers

Effective September 1, 2015, the Adviser has contractually agreed to limit the following Fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses), so that such expenses do not exceed the following percentages of the Fund’s average daily net asset values as listed below.

	Class A	Class B	Class C	Class I	Class R6	Through Date
Emerging Markets Debt Fund	1.35%	—%	2.10%	1.10%	—%	1/31/17
Emerging Markets Equity Income Fund	1.75	—	2.50	1.50	—	1/31/17
Emerging Markets Small-Cap Fund	1.85	—	2.60	1.60	—	1/31/17
Global Opportunities Fund	1.55	2.30	2.30	1.30	—	1/31/17
Global Real Estate Securities Fund	1.40	—	2.15	1.15	—	1/31/17
Greater European Opportunities Fund	1.45	—	2.20	1.20	—	1/31/17
International Equity Fund	1.50	—	2.25	1.25	—	1/31/17
International Real Estate Securities Fund	1.50	—	2.25	1.25	—	1/31/17
International Small-Cap Fund	1.60	—	2.35	1.35	1.26	1/31/17
International Wealth Masters Fund	1.55	—	2.30	1.30	—	1/31/17

D.	Expense Recapture

For certain Funds, the Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2016	2017	2018	Total
Emerging Markets Debt Fund	$64	$40	$39	$143
Emerging Markets Equity Income Fund	95	13	6	114
Emerging Markets Small-Cap Fund	—	80	79	159
Global Real Estate Securities Fund	90	79	79	248
Greater European Opportunities Fund	87	80	85	252
International Equity Fund	67	74	72	213
International Real Estate Securities Fund	95	100	114	309
International Small-Cap Fund	85	60	67	212
International Wealth Masters Fund	—	—	101	101

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2016, it retained net commissions of $52 for Class A shares and deferred sales charges of $1, $—*, and $6 for Class A shares, Class B shares, and Class C shares, respectively.

* Amount is less than $500.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; Class C shares 1.00%; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

51

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended March 31, 2016, the Funds incurred administration fees totaling $276 which are included in the Statements of Operations.

For the period ended March 31, 2016, the Funds incurred transfer agent fees totaling $310 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

At March 31, 2016, Virtus and its affiliates held shares of certain Funds, which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Asset Value
Emerging Markets Debt Fund
Class A	11,793	$103
Class C	11,489	100
Class I	2,950,832	25,790
Emerging Markets Equity Income Fund
Class A	10,972	92
Class C	10,750	89
Class I	254,286	2,126
Emerging Markets Small-Cap Fund
Class A	10,589	87
Class C	10,346	85
Class I	297,751	2,439
Global Infrastructure Fund
Class I	791,825	10,698
Global Real Estate Securities Fund
Class I	210,318	5,908
International Equity Fund
Class A	9,905	96
Class C	9,922	94
Class I	80,097	773
International Real Estate Securities Fund
Class A	314,922	2,211
Class I	678,737	4,765
International Small-Cap Fund
Class R6	8,521	98
International Wealth Masters Fund
Class A	10,283	101
Class C	10,215	100
Class I	494,692	4,863

H.	Investments in Affiliates

A summary of the Emerging Markets Debt Fund’s total long-term and short-term purchases and sales of affiliated underlying funds during the period ended March 31, 2016, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
Virtus Credit Opportunities Fund	$144	$2	$—	$143	$3	$—

52

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Note	5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, forward currency contracts, futures and short-term securities) during the period ended March 31, 2016, were as follows:

	Purchases	Sales
Emerging Markets Debt Fund	$6,506	$6,491
Emerging Markets Equity Income Fund	13,359	26,729
Emerging Markets Small-Cap Fund	658	709
Global Infrastructure Fund	9,732	49,242
Global Opportunities Fund	34,875	17,114
Global Real Estate Securities Fund	38,029	9,070
Greater European Opportunities Fund	8,982	1,884
International Equity Fund	2,764	4,661
International Real Estate Securities Fund	4,378	9,992
International Small-Cap Fund	5,036	14,742
International Wealth Masters Fund	894	915

There were no purchases or sales of long-term U.S. Government and agency securities for the Funds during the period ended March 31, 2016.

Note	6. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Emerging Markets Debt Fund				Emerging Markets Equity Income Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	18	$149	24	$221	55	$433	29	$291
Reinvestment of distributions	2	14	4	34	2	17	3	27
Shares repurchased	(24)	(205)	(45)	(414)	(11)	(93)	(59)	(589)

Net Increase / (Decrease)	(4)	$(42)	(17)	$(159)	46	$357	(27)	$(271)

Class C
Sale of shares	7	$62	44	$408	6	$44	26	$248
Reinvestment of distributions	1	9	3	26	2	13	1	15
Shares repurchased	(28)	(235)	(62)	(571)	(9)	(74)	(26)	(253)

Net Increase / (Decrease)	(20)	$(164)	(15)	$(137)	(1)	$(17)	1	$10

Class I
Sale of shares	22	$188	144	$1,329	589	$5,059	1,722	$16,430
Reinvestment of distributions	73	626	143	1,307	16	130	34	343
Shares repurchased	(32)	(275)	(574)	(5,295)	(2,188)	(17,800)	(4,333)	(41,211)

Net Increase / (Decrease)	63	$539	(287)	$(2,659)	(1,583)	$(12,611)	(2,577)	$(24,438)

53

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

	Emerging Markets Small-Cap Fund				Global Infrastructure Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	3	$23	25	$240	214	$2,776	2,224	$33,956
Reinvestment of distributions	1	6	1	8	319	3,900	153	2,277
Shares repurchased	(8)	(68)	(5)	(38)	(1,047)	(13,707)	(1,863)	(27,573)

Net Increase / (Decrease)	(4)	$(39)	21	$210	(514)	$(7,031)	514	$8,660

Class C
Sale of shares	2	$14	— (1)	$4	120	$1,541	2,414	$36,729
Reinvestment of distributions	— (1)	— (2)	1	4	185	2,255	62	917
Shares repurchased	(5)	(41)	—	—	(967)	(12,608)	(1,168)	(17,261)

Net Increase / (Decrease)	(3)	$(27)	1	$8	(662)	$(8,812)	1,308	$20,385

Class I
Sale of shares	100	$777	274	$2,666	527	$6,740	1,858	$28,316
Reinvestment of distributions	10	78	17	161	223	2,726	135	2,016
Shares repurchased	(103)	(799)	(136)	(1,257)	(1,732)	(22,768)	(1,897)	(28,258)

Net Increase / (Decrease)	7	$56	155	$1,570	(982)	$(13,302)	96	$2,074

	Global Opportunities Fund				Global Real Estate Securities Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	1,140	$14,469	2,304	$28,851	674	$17,983	1,115	$30,347
Reinvestment of distributions	16	202	34	423	44	1,163	25	689
Shares repurchased	(862)	(10,830)	(1,625)	(20,664)	(443)	(11,518)	(608)	(16,436)

Net Increase / (Decrease)	294	$3,841	713	$8,610	275	$7,628	532	$14,600

Class B
Sale of shares	—	—	—	$—	—	$—	—	$—
Reinvestment of distributions	—	—	— (1)	1	—	—	—	—
Shares repurchased	(10)	(114)	(17)	(192)	—	—	—	—

Net Increase / (Decrease)	(10)	$(114)	(17)	$(191)	—	$—	—	$—

Class C
Sale of shares	790	$8,806	1,293	$14,518	80	$2,078	188	$5,085
Reinvestment of distributions	—	—	1	6	7	190	5	134
Shares repurchased	(277)	(3,033)	(280)	(3,149)	(39)	(1,020)	(102)	(2,710)

Net Increase / (Decrease)	513	$5,773	1,014	$11,375	48	$1,248	91	$2,509

Class I
Sale of shares	1,012	$12,944	650	$8,210	1,204	$32,160	734	$20,228
Reinvestment of distributions	6	71	3	43	47	1,232	33	912
Shares repurchased	(577)	(7,385)	(361)	(4,581)	(294)	(7,764)	(594)	(16,107)

Net Increase / (Decrease)	441	$5,630	292	$3,672	957	$25,628	173	$5,033

(1)	Amount is less than 500.
(2)	Amount is less than $500.

54

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

	Greater European Opportunities Fund				International Equity Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	247	$3,845	420	$6,463	14	$137	287	$3,013
Reinvestment of distributions	6	86	16	236	1	5	3	30
Shares repurchased	(197)	(3,053)	(390)	(5,967)	(47)	(468)	(453)	(4,695)

Net Increase / (Decrease)	56	$878	46	$732	(32)	$(326)	(163)	$(1,652)

Class C
Sale of shares	34	$515	64	$995	26	$249	122	$1,322
Reinvestment of distributions	—	—	1	13	—	—	— (1)	1
Shares repurchased	(27)	(405)	(35)	(536)	(63)	(596)	(21)	(227)

Net Increase / (Decrease)	7	$110	30	$472	(37)	$(347)	101	$1,096

Class I
Sale of shares	574	$8,998	415	$6,216	40	$386	178	$1,967
Reinvestment of distributions	6	94	3	46	3	26	5	53
Shares repurchased	(112)	(1,733)	(220)	(3,420)	(125)	(1,231)	(333)	(3,549)

Net Increase / (Decrease)	468	$7,359	198	$2,842	(82)	$(819)	(150)	$(1,529)

	International Real Estate Securities Fund				International Small-Cap Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES		AMOUNT

Class A
Sale of shares	563	$3,813	522	$3,606	9	$101	105		$1,306
Reinvestment of distributions	20	133	116	773	5	55	14		161
Shares repurchased	(916)	(6,034)	(367)	(2,507)	(45)	(493)	(123)		(1,574)

Net Increase / (Decrease)	(333)	$(2,088)	271	$1,872	(31)	$(337)	(4)		$(107)

Class C
Sale of shares	20	$131	140	$982	32	$354	71		$884
Reinvestment of distributions	1	5	17	114	3	34	9		100
Shares repurchased	(47)	(294)	(185)	(1,278)	(49)	(537)	(31)		(372)

Net Increase / (Decrease)	(26)	$(158)	(28)	$(182)	(14)	$(149)	49		$612

Class I
Sale of shares	498	$3,302	1,960	$13,578	441	$4,857	2,141		$26,540
Reinvestment of distributions	46	299	270	1,808	116	1,273	317		3,641
Shares repurchased	(963)	(6,224)	(2,548)	(17,494)	(1,229)	(13,425)	(2,129)		(25,756)

Net Increase / (Decrease)	(419)	$(2,623)	(318)	$(2,108)	(672)	$(7,295)	329		$4,425

Class R6
Sale of shares	—	$—	—	$—	—	$—	7	(3)	$100	(3)
Reinvestment of distributions	—	—	—	—	— (1)	3	1	(3)	9	(3)
Shares repurchased	—	—	—	—	—	—	—	(1)(3)	—	(2)(3)

Net Increase / (Decrease)	—	$—	—	$—	— (1)	$3	8	(3)	$109	(3)

(1)	Amount is less than 500.
(2)	Amount is less than $500.
(3)	From Inception date November 12, 2014.

55

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

	International Wealth Masters Fund
	Six Months Ended March 31, 2016 (Unaudited)			From Inception November 17, 2014 to September 30, 2015
	SHARES		AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	3		$34	14	$142
Reinvestment of distributions	—	(1)	3	—	—
Shares repurchased	(5)		(45)	(1)	(7)

Net Increase / (Decrease)	(2)		$(8)	13	$135

Class C
Sale of shares	—		$—	15	$149
Reinvestment of distributions	—	(1)	2	—	—
Shares repurchased	—		—	(3)	(25)

Net Increase / (Decrease)	—	(1)	$2	12	$124

Class I
Sale of shares	—		$—	482	$4,826
Reinvestment of distributions	15		140	—	—
Shares repurchased	—		—	— (1)	(1)

Net Increase / (Decrease)	15		$140	482	$4,825

(1)	Amount is less than 500.

Note	7. 10% Shareholders

As of March 31, 2016, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Emerging Markets Debt Fund	94%	1	*
Emerging Markets Small-Cap Fund	90	2	*
Global Infrastructure Fund#	11	1
Global Opportunities Fund	16	1
Global Real Estate Securities Fund#	35	2
Greater European Opportunities Fund	59	3
International Equity Fund	42	3	*
International Real Estate Securities Fund#	42	3	*
International Small-Cap Fund	81	1
International Wealth Masters Fund	95	1	*

*	Includes affiliated shareholder accounts.
#	The Fund is owned by Virtus Alternatives Diversifier Fund. Virtus Alternatives Diversifier Fund does not invest in the underlying Funds for the purpose of exercising management or control; however, investments made may represent a significant portion of an underlying Fund’s net assets. At March 31, 2016, Virtus Alternatives Diversifier Fund was the owner of record of approximately 13% of the International Real Estate Securities Fund, 9% of the Global Infrastructure Fund, and 5% of the Global Real Estate Securities Fund.

Note	8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

56

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

At September 30, 2015, the following Funds held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
Emerging Markets Equity Income Fund	Financials	32%
Global Infrastructure Fund	Utilities	39%
Global Opportunities Fund	Consumer Staples	32%
Global Real Estate Fund	Retail REITs	27%
Greater European Opportunities Fund	Consumer Staples	40%
International Real Estate Securities Fund	Real Estate Operating Companies	38%
International Real Estate Securities Fund	Retail REITs	33%
International Small-Cap Fund	Information Technology	25%
International Wealth Masters Fund	Consumer Discretionary	30%

Note	9. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note	10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Debt Fund	$28,672	$553	$(2,244)	$(1,691)
Emerging Markets Equity Income Fund	31,934	1,258	(2,432)	(1,174)
Emerging Markets Small-Cap Fund	5,203	—	(846)	(846)
Global Infrastructure Fund	116,816	14,203	(12,794)	1,409
Global Opportunities Fund	127,083	34,892	(1,003)	33,889
Global Real Estate Securities Fund	102,136	15,179	(1,914)	13,265
Greater European Opportunities Fund	25,254	4,086	(459)	3,627
International Equity Fund	6,093	523	(317)	206
International Real Estate Securities Fund	30,083	9,253	(3,423)	5,830
International Small-Cap Fund	40,875	2,524	(7,300)	(4,776)
International Wealth Masters Fund	5,214	471	(525)	(54)

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2018	2019	No Expiration	Total
Emerging Markets Debt Fund	$—	$—	$76	$76
Global Opportunities Fund	2,328	—	—	2,328
International Real Estate Securities Fund	3,884	883	2,948	7,715

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	11. Borrowings

($ reported in thousands)

On July 1, 2015, the Funds and other affiliated Funds entered into a $50,000 secured Line of Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Funds to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Fund’s total net assets in accordance with the Agreement. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

From November 27, 2015, to December 3, 2015, the Emerging Markets Equity Income Fund made borrowings. The average daily borrowings under the Agreement and the weighted daily average interest rate were $629 and 1.24%, respectively. From February 2, 2016, to February 5, 2016, the International Real Estate Fund made borrowings. The average daily borrowings under the Agreement and the weighted daily average interest rate were $420 and 1.43%, respectively.

No other Funds made borrowings during the period and no Fund had any outstanding borrowings as of March 31, 2016.

57

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Note	12. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Funds held securities considered to be illiquid at March 31, 2016:

Fund	Aggregate Value	% of Fund’s net assets
Emerging Markets Small-Cap Fund	$150	3.3%
Global Real Estate Securities Fund	0	0.0
International Real Estate Securities Fund	0	0.0

At March 31, 2016, the Funds did not hold any securities that were both illiquid and restricted.

Note	13. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc. et al.) alleging violation of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. Virtus and its affiliates, including the Funds’ adviser, believe that the suit is without merit and intend to defend it vigorously. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Briefing of the motion was completed on December 4, 2015, and oral argument was held on December 17, 2015. The motion is pending. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc. et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleges claims against Virtus, certain Virtus officers and affiliates (including the Funds’ investment adviser, Euclid Advisors LLC and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On July 27, 2015, the court issued an order to show cause requiring lead plaintiff to explain no later than July 31, 2015, why his claims should not be transferred and consolidated with the In re Virtus Investment Partners, Inc. Securities Litigation action discussed above. On October 1, 2015, the plaintiff filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, Plaintiffs filed a Second Amended Complaint. A motion to dismiss was filed on behalf of the Company and affiliated defendants on February 1, 2016. Briefing of the motion was completed on March 11, 2016 and oral argument was held on April 8, 2016. The motion is pending. Virtus and its affiliates, including the Funds’ adviser, believe the plaintiff’s claims asserted in the complaint are frivolous and intend to defend them vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

Note	14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

58

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Equity Income Fund, Virtus Emerging Markets Small-Cap Fund, Virtus Global Infrastructure Fund (formerly known as Virtus Global Dividend Fund), Virtus Global Opportunities Fund, Virtus Global Real Estate Securities Fund, Virtus Greater European Opportunities Fund, Virtus International Equity Fund, Virtus International Small-Cap Fund, Virtus International Real Estate Securities Fund and Virtus International Wealth Masters Fund (individually and collectively, the “Funds”) of the Trust. At an in-person meeting held November 18-19, 2015 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meeting information provided by VIA and each Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

59

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2015.

Virtus Emerging Markets Debt Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the year to date and 1-year period.

Virtus Emerging Markets Equity Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year to date and outperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund underperformed its benchmark for the year to date and 1-year period.

Virtus Emerging Markets Small-Cap Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year to date and outperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund underperformed its benchmark for the year to date and 1-year period.

Virtus Global Infrastructure Fund (formerly known as Virtus Global Dividend Fund). The Board noted that the Fund outperformed the median of its Performance Universe for the 5- and 10- year periods and underperformed the median of its Performance Universe for the 1- and 3-year periods. The Board also noted that the Fund outperformed its benchmark for the - 5- and 10-year periods and underperformed its benchmark for the 1- and 3-year periods.

Virtus Global Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 5-year periods and underperformed the median of its Performance Universe for the 3- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 5-year periods and underperformed its benchmark for the 3- and 10-year periods.

Virtus Global Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and its benchmark for the 1-, 3- and 5-year periods.

Virtus Greater European Opportunities Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 3- and 5-year periods and outperformed the median of its Performance Universe for the 1- year period. The Board also noted that the Fund outperformed its benchmark for the 1- and 5-year periods and underperformed its benchmark for the 3-year period.

Virtus International Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-year period. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 3-year period.

Virtus International Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 5-year period and underperformed the median of its Performance Universe for the 1- and 3-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 5-year periods and slightly underperformed its benchmark for the 3-year period.

Virtus International Small-Cap Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year to date and 1-year period. The Board also noted that the Fund outperformed its benchmark for the year to date and underperformed its benchmark for the 1-year period.

Virtus International Wealth Masters Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the year to date.

The Board also considered management’s discussion about the reasons for a Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Emerging Markets Debt Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus Emerging Markets Equity Income Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

60

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Virtus Emerging Markets Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus Global Infrastructure Fund (formerly known as Virtus Global Dividend Fund). The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

Virtus Global Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Global Real Estate Securities Fund. The Board considered that the Fund’s net management fee after waivers was above the median of the Expense Group and net total expenses after waivers were slightly below the median of the Expense Group.

Virtus Greater European Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus International Equity Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were slightly above the median of the Expense Group.

Virtus International Real Estate Securities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus International Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus International Wealth Masters Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Vontobel Asset Management, Inc. and Horizon Asset Management LLC, the unaffiliated Subadvisers, the Board relied on the ability of VIA to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

61

Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Small-Cap Fund,

Virtus Emerging Markets Equity Income Fund, Virtus Global Opportunities Fund,

Virtus Global Real Estate Securities Fund, Virtus Greater European Opportunities Fund,

Virtus International Equity Fund, Virtus International Real Estate Securities Fund and

Virtus International Small-Cap Fund each a series of Virtus Opportunities Trust

Supplement dated September 14, 2015 to the Summary Prospectuses dated January 28, 2015,

as supplemented, and the Virtus Opportunities Trust Statutory Prospectus,

dated January 28, 2015, as supplemented.

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED SEPTEMBER 1, 2015 TO THE

ABOVE-REFERENCED PROSPECTUSES. THIS SUPPLEMENT INCLUDES ADDITIONAL INFORMATION WHICH WAS INADVERTANTLY OMITTED IN THE EARLIER SUPPLEMENT.

IMPORTANT NOTICE TO INVESTORS

Virtus Emerging Markets Debt Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees	0.75%		0.75%		0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		None
Other Expenses	0.52%		0.52%		0.52%
Total Annual Fund Operating Expenses	1.52%		2.27%		1.27%
Less: Expense Reimbursement(b)	(0.17%	)	(0.17%	)	(0.17%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.35%		2.10%		1.10%

(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares and 1.10% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$507	$804	$1,141	$2,091
Class C	Sold	$313	$676	$1,183	$2,578
	Held	$213	$676	$1,183	$2,578
Class I	Sold or Held	$112	$368	$663	$1,503

Virtus Emerging Markets Equity Income Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees	1.05%		1.05%		1.05%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		None
Other Expenses	0.65%		0.65%		0.65%
Acquired Fund Fees and Expenses	0.06%		0.06%		0.06%
Total Annual Fund Operating Expenses(b)	2.01%		2.76%		1.76%
Less: Expense Reimbursement(c)	(0.26%	)	(0.26%	)	(0.26%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.75%		2.50%		1.50%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.75% for Class A Shares, 2.50% for Class C Shares and 1.50% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$743	$1,121	$1,549	$2,738
Class C	Sold	$353	$806	$1,412	$3,051
	Held	$253	$806	$1,412	$3,051
Class I	Sold or Held	$153	$502	$904	$2,029

Virtus Emerging Markets Small-Cap Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees	1.20%		1.20%		1.20%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		None
Other Expenses	3.37%		3.37%		3.37%
Acquired Fund Fees and Expenses	0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses(b)	4.84%		5.59%		4.59%
Less: Expense Reimbursement(c)	(2.99%	)	(2.99%	)	(2.99%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.85%		2.60%		1.60%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.85% for Class A Shares, 2.60% for Class C Shares and 1.60% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$752	$1,421	$2,394	$4,843
Class C	Sold	$363	$1,117	$2,276	$5,113
	Held	$263	$1,117	$2,276	$5,113
Class I	Sold or Held	$163	$823	$1,812	$4,322

Virtus Global Real Estate Securities Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees	0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		None
Other Expenses	0.47%		0.47%		0.47%
Total Annual Fund Operating Expenses	1.57%		2.32%		1.32%
Less: Expense Reimbursement(b)	(0.17%	)	(0.17%	)	(0.17%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.40%		2.15%		1.15%

(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares and 1.15% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$709	$1,010	$1,350	$2,307
Class C	Sold	$318	$691	$1,209	$2,629
	Held	$218	$691	$1,209	$2,629
Class I	Sold or Held	$117	$384	$690	$1,560

Virtus Greater European Opportunities Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees	0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		None
Other Expenses	0.81%		0.81%		0.81%
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses(b)	1.92%		2.67%		1.67%
Less: Expense Reimbursement(c)	(0.47%	)	(0.47%	)	(0.47%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.45%		2.20%		1.20%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.45% for Class A Shares, 2.20% for Class C Shares and 1.20% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$714	$1,055	$1,468	$2,615
Class C	Sold	$323	$738	$1,329	$2,931
	Held	$223	$738	$1,329	$2,931
Class I	Sold or Held	$122	$432	$816	$1,895

Virtus International Equity Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees	0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		None
Other Expenses	1.32%		1.32%		1.32%
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses(b)	2.43%		3.18%		2.18%
Less: Expense Reimbursement(c)	(0.93%	)	(0.93%	)	(0.93%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.50%		2.25%		1.25%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.50% for Class A Shares, 2.25% for Class C Shares and 1.25% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$719	$1,116	$1,633	$3,044
Class C	Sold	$328	$801	$1,497	$3,352
	Held	$228	$801	$1,497	$3,352
Class I	Sold or Held	$127	$497	$994	$2,362

Virtus International Real Estate Securities Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees	1.00%		1.00%		1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		None
Other Expenses	0.48%		0.48%		0.48%
Total Annual Fund Operating Expenses	1.73%		2.48%		1.48%
Less: Expense Reimbursement(b)	(0.23%	)	(0.23%	)	(0.23%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.50%		2.25%		1.25%

(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.50% for Class A Shares, 2.25% for Class C Shares and 1.25% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$719	$1,045	$1,418	$2,462
Class C	Sold	$328	$728	$1,278	$2,780
	Held	$228	$728	$1,278	$2,780
Class I	Sold or Held	$127	$422	$763	$1,728

Virtus International Small-Cap Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class R6
Management Fees	1.00%		1.00%		1.00%		1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		None		None
Other Expenses	0.48%		0.48%		0.48%		0.39%	(b)
Acquired Fund Fees and Expenses	0.02%		0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses(c)	1.75%		2.50%		1.50%		1.41%
Less: Expense Reimbursement(d)	(0.15%	)	(0.15%	)	(0.15%	)	(0.15%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	1.60%		2.35%		1.35%		1.26%

(b)	Estimated for current fiscal year, as annualized.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares, 1.35% for Class I Shares and 1.26% for Class R6 Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$728	$1,066	$1,442	$2,495
Class C	Sold	$338	$749	$1,303	$2,813
	Held	$238	$749	$1,303	$2,813
Class I	Sold or Held	$137	$444	$789	$1,764
Class R6	Sold or Held	$128	$416	$742	$1,664

Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Small-Cap Fund, Virtus Emerging Markets Equity Income Fund, Virtus Global Opportunities Fund, Virtus Global Real Estate Securities Fund, Virtus Greater European Opportunities Fund, Virtus International Equity Fund, Virtus International Real Estate Securities Fund and Virtus International Small-Cap Fund.

The first paragraph and the information in the first table in the section “More Information About Fund Expenses” on page 139 of the statutory prospectus are hereby revised with the following information for the above referenced funds:

Virtus Investment Advisers, Inc. (“VIA”) has contractually agreed to limit the total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of certain of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Emerging Markets Debt Fund	1.35%	N/A	2.10%	1.10%	N/A	N/A	January 31, 2017
Virtus Emerging Markets Equity Income Fund	1.75%	N/A	2.50%	1.50%	N/A	N/A	January 31, 2017
Virtus Emerging Markets Small-Cap Fund	1.85%	N/A	2.60%	1.60%	N/A	N/A	January 31, 2017
Virtus Global Opportunities Fund(1)	1.55%	2.30%	2.30%	1.30%	N/A	N/A	January 31, 2017
Virtus Global Real Estate Securities Fund	1.40%	N/A	2.15%	1.15%	N/A	N/A	January 31, 2017
Virtus Greater European Opportunities Fund	1.45%	N/A	2.20%	1.20%	N/A	N/A	January 31, 2017
Virtus International Equity Fund	1.50%	N/A	2.25%	1.25%	N/A	N/A	January 31, 2017
Virtus International Real Estate Securities Fund	1.50%	N/A	2.25%	1.25%	N/A	N/A	January 31, 2017
Virtus International Small-Cap Fund	1.60%	N/A	2.35%	1.35%	1.26%	N/A	January 31, 2017

(1)	Fund expenses currently below the capped level.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/9FundsNewExpCap&Waiver (09/15)

Virtus Foreign Opportunities Fund, Virtus Global Opportunities Fund and

Virtus Greater European Opportunities Fund,

each a series of Virtus Opportunities Trust

Supplement dated March 8, 2016 to the Summary and Statutory Prospectuses dated January 28, 2016, as supplemented February 8, 2016, and the Statement of Additional Information (“SAI”) dated January 28, 2016

IMPORTANT NOTICE TO INVESTORS

Effective March 8, 2016, Rajiv Jain, of Vontobel Asset Management, Inc., is no longer a portfolio manager for the above-named funds. The resulting disclosure changes to the funds’ prospectuses and SAI are described below.

The disclosure under “Portfolio Management” in each fund’s summary prospectus and in the summary section of each fund’s statutory prospectus is hereby revised by removing each reference to Mr. Jain.

The disclosure under “Portfolio Management” in Virtus Foreign Opportunities Fund’s summary prospectus and in the summary section of Virtus Foreign Opportunities Fund’s statutory prospectus is hereby replaced with the following:

> Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, is the manager of the fund. Mr. Benkendorf has served as Portfolio Manager of the fund since March 2016.

The disclosure under “Portfolio Management” in Virtus Global Opportunities Fund’s summary prospectus and in the summary section of Virtus Global Opportunities Fund’s statutory prospectus is hereby replaced with the following:

> Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, is the manager of the fund. Mr. Benkendorf has served as Portfolio Manager of the fund since March 2016 and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (2009 through 2014).

The disclosure under “Portfolio Management” in Virtus Greater European Opportunities Fund’s summary prospectus and in the summary section of Virtus Greater European Opportunities Fund’s statutory prospectus is hereby replaced with the following:

> Daniel Kranson, CFA, a Portfolio Manager at Vontobel, is the manager of the fund. Mr. Kranson has served as Portfolio Manager of the fund since March 2016 and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (March 2013 through 2014).

The table under “Vontobel” on page 188 of the funds’ statutory prospectus is hereby replaced with the following:

Vontobel

Virtus Foreign Opportunities Fund	Matthew Benkendorf (since March 2016)
Virtus Global Opportunities Fund	Matthew Benkendorf (since 2009)
Virtus Greater European Opportunities Fund	Daniel Kranson, CFA (since March 2013)

The narrative under the referenced table is hereby amended by removing the biographical information for Mr. Jain and replacing the entire narrative section with the following:

Matthew Benkendorf. Mr. Benkendorf is Chief Investment Officer (since March 2016) of Vontobel. He serves as Portfolio Manager of the Foreign Opportunities Fund (since March 2016) and the Global Opportunities Fund (since March 2016) and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (2009 through 2014) of the Global Opportunities Fund. Previously at Vontobel he served as Managing Director (April 2013 to March 2016); Executive Director (April 2012 to April 2013); Director (July 2009 to April 2012); Vice President (2007 to 2009); Assistant Vice President (2005 to 2007); and Senior Research Analyst (2002 to 2005). Mr. Benkendorf joined Vontobel in 1999 as a Portfolio Administrator.

Daniel Kranson, CFA. Mr. Kranson is a Portfolio Manager of Vontobel. He serves as Portfolio Manager of the Greater European Opportunities Fund (since March 2016) and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (March 2013 through 2014) of the Greater European Opportunities Fund. Mr. Kranson joined Vontobel in 2007 as a senior research analyst with a primary focus on consumer staples, energy, health care, and materials stocks. Previously, he was at Scout Capital Management as an analyst (from 2006 to 2007) and at Sanford C. Bernstein & Co. as a sell side analyst (from 1999 to 2006).

The disclosure for each of the funds in the table under “Portfolio Managers” on pages 98 and 99 of the SAI is hereby amended by removing reference to Mr. Jain. In addition, Matthew Benkendorf’s name is hereby added as Portfolio Manager of the Foreign Opportunities Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table and the “Other Accounts Managed (With Performance-Based Fees)” table on pages 99 to 101 of the SAI is hereby amended by removing each reference to Mr. Jain.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 103 of the SAI is hereby amended by removing the reference to ownership by Mr. Jain.

Investors should retain this supplement with the Prospectuses and SAI for future reference.

VOT 8020 Vontobel PMs (3/2016)

Virtus Emerging Markets Small-Cap Fund, Virtus Equity Trend Fund,

Virtus Global Opportunities Fund and Virtus Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated April 14, 2016 to the Summary and Statutory Prospectuses dated January 28, 2016

IMPORTANT NOTICE TO INVESTORS

Virtus Emerging Markets Small-Cap Fund

The section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the bar chart showing Calendar Year Total Returns for Class A Shares and is hereby amended by restating the 2015 return as -16.78%.

Additionally, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:

	1 Year		Class I Since Inception (12/17/13)
Class A
Return Before Taxes	(21.57%	)	(11.23%	)
Return After Taxes on Distributions	(21.30%	)	(11.53%	)
Return After Taxes on Distributions and Sale of Fund Shares	(11.30%	)	(8.11%	)
Class C
Return Before Taxes	(17.30%	)	(9.25%	)
Class I
Return Before Taxes	(16.51%	)	(8.37%	)
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	1.38%		9.23%
MSCI Emerging Markets Small Cap Index (net) (reflects no deduction of fees, expenses or taxes)	(6.85%	)	(2.11%	)

Virtus Equity Trend Fund

In the section “Management of the Funds,” the table on page 180 of the statutory prospectus under the heading “Management Fees” is hereby corrected for the fund to show the breakpoint to be $4 billion.

Virtus Global Opportunities Fund

The Average Annual Total Return table in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended by restating the one-year return for Class B Shares as -0.35%.

Virtus Real Estate Securities Fund

The Average Annual Total Return table in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended by restating the one-year return for Class B Shares as -2.02%.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020 Perf (4/2016)

Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Insight Trust, Virtus Opportunities Trust, Virtus Retirement Trust and Virtus Variable Insurance Trust

Supplement dated April 14, 2016 to the Statements of Additional Information (“SAI”) dated February 29, 2016, July 29, 2015, April 30, 2015, January 29, 2016, January 8, 2016 and April 30, 2015, respectively

IMPORTANT NOTICE TO INVESTORS

In the section “More Information About Fund Investment Strategies & Related Risks,” the second sentence of the fourth paragraph under the heading “Mortgage Pass-through Securities” is hereby replaced with the following: “The Funds will take the position that privately-issued, mortgage-related securities, and other asset-backed securities, do not represent interests in any particular ‘industry’ or group of industries.”

Investors should retain this supplement with the Prospectuses for future reference.

AllSAIs/AssetBacked (4/2016)

Virtus Foreign Opportunities Fund, Virtus Global Opportunities Fund and

Virtus Greater European Opportunities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 10, 2016 to the Summary and

Statutory Prospectuses dated January 28, 2016, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following changes are effective June 1, 2016.

The disclosure under “Portfolio Management” in Virtus Foreign Opportunities Fund’s summary prospectus and in the summary section of Virtus Foreign Opportunities Fund’s statutory prospectus is hereby revised to read:

> Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, is Lead Portfolio Manager of the fund. Mr. Benkendorf has served as Lead Portfolio Manager of the fund since March 2016.

> Daniel Kranson, CFA, a Director and Portfolio Manager at Vontobel, is Deputy Portfolio Manager of the fund. Mr. Kranson has served as Deputy Portfolio Manager of the fund since June 2016.

> David Souccar, a Director and Portfolio Manager at Vontobel, is Deputy Portfolio Manager of the fund. Mr. Kranson has served as Deputy Portfolio Manager of the fund since June 2016.

The disclosure under “Portfolio Management” in Virtus Global Opportunities Fund’s summary prospectus and in the summary section of Virtus Global Opportunities Fund’s statutory prospectus is hereby revised to read:

> Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, is Lead Portfolio Manager of the fund. Mr. Benkendorf has served as Lead Portfolio Manager of the fund since March 2016, and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (2009 through 2014).

> Ramiz Chelat, a Director and Portfolio Manager at Vontobel, is Deputy Portfolio Manager of the fund. Mr. Chelat has served as Deputy Portfolio Manager of the fund since June 2016.

The table under “Vontobel” on page 188 of the funds’ statutory prospectus is hereby replaced with the following:

Vontobel

Virtus Foreign Opportunities Fund	Matthew Benkendorf (since March 2016) Daniel Kranson, CFA (since June 2016) David Souccar (since June 2016)
Virtus Global Opportunities Fund	Matthew Benkendorf (since 2009) Ramiz Chelat (since June 2016)
Virtus Greater European Opportunities Fund	Daniel Kranson, CFA (since March 2013)

The narrative under the referenced table is hereby revised to read:

Matthew Benkendorf. Mr. Benkendorf is Chief Investment Officer of Vontobel. He serves as Lead Portfolio Manager of the Foreign Opportunities Fund (since March 2016) and the Global Opportunities Fund (since March 2016) and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (2009 through 2014) of the Global Opportunities Fund. Previously at Vontobel he served as a Managing Director (April 2013 to March 2016); Executive Director (April 2012 to April 2013); Director (July 2009 to April 2012); Vice President (2007 to 2009); Assistant Vice President (2005 to 2007); and Senior Research Analyst (2002 to 2005). Mr. Benkendorf joined Vontobel in 1999 as a Portfolio Administrator.

Ramiz Chelat. Mr. Chelat is a Director and Portfolio Manager of Vontobel. He serves as Deputy Portfolio Manager of the Global Opportunities Fund (since June 2016). Mr. Chelat also serves as deputy portfolio manager of the Vontobel Global Equity Strategy (since June 2016). Mr. Chelat joined Vontobel in 2007 as a senior research analyst and continues to maintain his research responsibilities, with a primary focus on the consumer discretionary, consumer staples and information technology sectors. He began his financial career in 1997.

Daniel Kranson, CFA. Mr. Kranson is a Portfolio Manager of Vontobel. He serves as Portfolio Manager of the Greater European Opportunities Fund (since March 2016) and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (March 2013 through 2014) of the Greater European Opportunities Fund. Mr. Kranson joined Vontobel in 2007 as a senior research analyst and continues to maintain his research responsibilities, with a primary focus on the consumer staples sector. He began his financial career in 1999.

David Souccar. Mr. Souccar is Director and Portfolio Manager at Vontobel. He serves as Deputy Portfolio Manager of the Foreign Opportunities Fund (since June 2016). Mr. Souccar also serves as deputy portfolio manager of the Vontobel International Equity Strategy (since June 2016). Mr. Souccar joined Vontobel in 2007 as a senior research analyst and continues to maintain his research responsibilities, with a focus on the energy, industrials and utilities sectors. He began his financial career in 1996.

Investors should retain this supplement with the

Prospectuses and SAI for future reference.

VOT 8020 VontobelPMs (5/2016)

Virtus Foreign Opportunities Fund, Virtus Global Opportunities Fund and

Virtus Greater European Opportunities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 10, 2016 to the

Statement of Additional Information (“SAI”) dated January 28, 2016, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following changes are effective June 1, 2016.

The disclosure in the table under “Portfolio Managers” beginning on page 98 of the SAI is hereby amended by adding Daniel Kranson and David Souccar as Portfolio Managers of the Foreign Opportunities Fund, and Ramiz Chelat as Portfolio Manager of the Global Opportunities Fund.

Under “Other Accounts Managed (No Performance-Based Fees)” in the section “Portfolio Managers” beginning on page 99 of the SAI, new rows showing the following information for Mr. Chelat and Mr. Souccar and an associated footnote are added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ramiz Chelat*	2	$194,163,847	11	$4,587,981,522	22	$4,023,219,590
David Souccar*	5	$2,428,938,993	9	$3,367,844,450	5	$933,071,961

*As	of March 31, 2016.

Under “Other Accounts Managed (With Performance-Based Fees)” in the section “Portfolio Managers” beginning on page 100 of the SAI, new rows showing the following information for Mr. Chelat and Mr. Souccar and an associated footnote are added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ramiz Chelat*	N/A	N/A	1	$291,202,908	N/A	N/A
David Souccar*	N/A	N/A	N/A	N/A	N/A	N/A

*As	of March 31, 2016.

Under “Portfolio Manager Fund Ownership” in the section “Portfolio Managers” beginning on page 103 of the SAI, new rows showing the following information for Mr. Chelat and Mr. Souccar and an associated footnote are added to the table:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Ramiz Chelat*	Global Opportunities Fund	None
David Souccar*	Foreign Opportunities Fund	None

*As	of March 31, 2016.

Under “Portfolio Manager Fund Ownership” in the section “Portfolio Managers” beginning on page 103 of the SAI, Mr. Kranson’s information in the table is hereby updated with the following and by adding an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Daniel Kranson*	Foreign Opportunities Fund	None
	Greater European Opportunities Fund	$10,001-$50,000

*As	of March 31, 2016.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B SAI/VontobelPMs (5/2016)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8031	05-16

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/6/16

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	6/6/16

*	Print the name and title of each signing officer under his or her signature.